UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22209

Global X Funds

(Exact name of registrant as specified in charter)

623 Fifth Avenue, 15th Floor

New York, NY 10022 (Address of principal executive offices) (Zip code)

Bruno del Ama

Global X Management Company LLC

623 Fifth Avenue, 15th Floor

New York, NY 10022

(Name and address of agent for service)

With a copy to:

Daphne Tippens Chisolm, Esq.	Eric S. Purple, Esq.
Global X Management Company LLC	K&L Gates LLP
623 Fifth Ave, 15th floor	1601 K Street, NW
New York, NY 10022	Washington, DC 20006

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: October 31, 2015

Date of reporting period: April 30, 2015

Item 1. Reports to Stockholders.

Global X Silver Miners ETF (ticker: SIL)
Global X Gold Explorers ETF (ticker: GLDX)
Global X Copper Miners ETF (ticker: COPX)
Global X Uranium ETF (ticker: URA)
Global X Lithium ETF (ticker: LIT)
Global X Fertilizers/Potash ETF (ticker: SOIL)
Global X Junior Miners ETF (ticker: JUNR)

Semi-Annual Report

April 30, 2015

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-GXFund-1; and (ii) on the Commission’s website at http://www.sec.gov.

Schedule of Investments	April 30, 2015 (Unaudited)

Global X Silver Miners ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.7%

CANADA— 58.8%
Basic Materials — 58.8%
Alexco Resource *	1,292,476	$539,738
AuRico Gold	2,602,822	9,083,849
Bear Creek Mining *	1,768,363	1,649,742
Endeavour Silver *	3,033,245	6,127,155
First Majestic Silver * (A)	132,000	640,793
Fortuna Silver Mines *	2,384,801	8,997,763
MAG Silver *	1,317,676	9,184,202
Pan American Silver	935,900	8,909,768
Primero Mining *	2,418,911	8,886,815
Silver Standard Resources * (A)	1,580,228	8,604,341
Silver Wheaton	1,194,236	23,574,219
Silvercorp Metals	4,184,673	5,188,994
SilverCrest Mines *	3,007,115	3,227,450
Tahoe Resources	735,442	10,352,352
TOTAL CANADA		104,967,181

MEXICO— 15.7%
Basic Materials — 15.7%
Fresnillo	745,939	8,247,835
Industrias Penoles	1,167,172	19,755,660
TOTAL MEXICO		28,003,495

PERU— 3.6%
Basic Materials — 3.6%
Hochschild Mining *	4,303,936	6,415,690

UNITED KINGDOM— 5.1%
Basic Materials — 5.1%
Polymetal International	1,114,408	9,068,094

UNITED STATES— 16.5%
Basic Materials — 16.5%
Coeur d'Alene Mines * (A)	1,452,064	7,579,774
First Majestic Silver * (A)	1,482,847	7,221,465
Great Panther Silver *	2,795,791	1,481,769
Hecla Mining	2,665,028	8,048,385

The accompanying notes are an integral part of the financial statements.

1

Schedule of Investments	April 30, 2015 (Unaudited)

Global X Silver Miners ETF

	Shares/ Face Amount(1)	Value
COMMON STOCK — continued

Basic Materials — continued
McEwen Mining * (A)	5,059,569	$5,059,569
TOTAL UNITED STATES		29,390,962
TOTAL COMMON STOCK
(Cost $288,165,728)		177,845,422

REPURCHASE AGREEMENTS — 4.1%
Barclays
0.100%, dated 04/30/15, to be repurchased on 05/01/15, repurchase price $5,000,014 (collateralized by U.S. Treasury Obligations, ranging in par value $0 - $4,845,632, 0.000%-3.000%, 05/31/15-05/15/37 with a total market value of $5,100,002 (B)	5,000,000	5,000,000
Deutsche Bank
0.100%, dated 04/30/15, to be repurchased on 05/01/15, repurchase price $2,406,477 (collateralized by U.S. Treasury Notes, ranging in par value $2,423,732, 1.500%, 11/13/19 with a total market value of $2,406,477)(B)	2,406,470	2,406,470
TOTAL REPURCHASE AGREEMENTS
(Cost $7,406,470)		7,406,470

TIME DEPOSITS — 0.4%
Brown Brothers Harriman
0.030%, 05/01/15	546,530	546,530
0.150%, 05/01/15, CAD	143,554	118,517
0.080%, 05/01/15, GBP	23,923	36,764
TOTAL TIME DEPOSITS
(Cost $701,811)		701,811

TOTAL INVESTMENTS — 104.2%
(Cost $296,274,009)		$185,953,703

Percentages are based on Net Assets of $178,436,763.

*	Non-income producing security.
(1)	In U.S. Dollars unless otherwise indicated.
(A)	This security or a partial position of this security is on loan at April 30, 2015. The total value of securities on loan at April 30, 2015 was $6,492,409.

(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2015 was $7,406,470.

CAD — Canadian Dollar

GBP — British Pound Sterling

The accompanying notes are an integral part of the financial statements.

2

Schedule of Investments	April 30, 2015 (Unaudited)

Global X Silver Miners ETF

The following is a summary of the inputs used as of April 30, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$177,845,422	$—	$—	$177,845,422
Repurchase Agreements	—	7,406,470	—	7,406,470
Time Deposits	—	701,811	—	701,811
Total Investments in Securities	$177,845,422	$8,108,281	$—	$185,953,703

For the year ended April 30, 2015, there have been no transfers between Level 1, Level 2 and Level 3 investments.

As of April 30, 2015, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

3

Schedule of Investments	April 30, 2015 (Unaudited)

Global X Gold Explorers ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 100.1%

AUSTRALIA— 4.6%
Basic Materials — 4.6%
Gryphon Minerals *(C)	28,083,503	$1,484,107

CANADA— 93.6%
Basic Materials — 93.6%
Asanko Gold * (A)	1,089,316	1,600,811
Atac Resources *	3,345,681	1,491,573
Chesapeake Gold *	1,000,022	1,642,967
Continental Gold *	912,584	1,657,531
Exeter Resource *	2,918,724	1,692,860
Gold Canyon Resources *(C)	17,566,769	4,350,903
Guyana Goldfields *	723,900	1,864,659
International Tower Hill Mines *	3,227,897	1,226,601
Kaminak Gold, Cl A *	2,465,636	1,913,476
Lydian International, Cl A * (A)	3,775,919	1,589,861
Newstrike Capital *	2,098,081	1,143,227
Novagold Resources *	577,791	2,218,717
Pretium Resources * (A)	283,482	1,626,584
Probe Metals *	216,913	63,574
Rubicon Minerals *	373,785	410,431
Rubicon Minerals *	1,333,401	1,466,741
Sabina Gold & Silver *	5,916,024	1,685,059
Seabridge Gold *	204,969	1,299,503
Torex Gold Resources *	1,644,450	1,520,565
TOTAL CANADA		30,465,643

UNITED STATES— 1.9%
Basic Materials — 1.9%
Coeur d'Alene Mines *	105,806	552,305
Paramount Gold Nevada * (A)	32,858	56,844
TOTAL UNITED STATES		609,149
TOTAL COMMON STOCK
(Cost $53,608,807)		32,558,899

The accompanying notes are an integral part of the financial statements.

4

Schedule of Investments	April 30, 2015 (Unaudited)

Global X Gold Explorers ETF

	Face Amount	Value
REPURCHASE AGREEMENT — 3.5%
Deutsche Bank
0.100%, dated 04/30/15, to be repurchased on 05/01/15, repurchase price $1,131,941 (collateralized by U.S. Treasury Notes, ranging in par value $1,140,058, 1.500%, 11/13/19 with a total market value of $1,150,307)(B)
(Cost $1,131,938)	$1,131,938	$1,131,938

TOTAL INVESTMENTS — 103.6%
(Cost $54,740,745)		$33,690,837

Percentages are based on Net Assets of $32,534,090.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2015. The total value of securities on loan at April 30, 2015 was $1,016,203.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2015 was $1,131,938.
(C)	Affiliated investment (see Note 3).

Cl— Class

The following is a summary of the inputs used as of April 30, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$32,558,899	$—	$—	$32,558,899
Repurchase Agreement	—	1,131,938	—	1,131,938
Total Investments in Securities	$32,558,899	$1,131,938	$—	$33,690,837

For the period ended April 30, 2015, the transfer into Level 1 from Level 2 was due to changes in the availability of observable inputs to determine fair value. Transfers between Levels are recognized at period end.

As of April 30, 2015, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

5

Schedule of Investments	April 30, 2015 (Unaudited)

Global X Copper Miners ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.8%

AUSTRALIA— 16.6%
Basic Materials — 16.6%
Cudeco * (A)	510,147	$425,515
OZ Minerals	396,849	1,468,037
PanAust	897,777	1,235,671
Sandfire Resources	356,146	1,382,077
TOTAL AUSTRALIA		4,511,300

CANADA— 40.6%
Basic Materials — 40.6%
Capstone Mining *	1,103,794	1,530,959
Copper Mountain Mining *^	12,300	14,047
Copper Mountain Mining * (B)	981,399	1,174,843
First Quantum Minerals	83,250	1,270,142
HudBay Minerals, Cl B	143,287	1,411,281
Imperial Metals * (B)	120,540	1,302,678
Lundin Mining, Cl Common Subscription Receipt *	292,097	1,446,920
Taseko Mines *	374,406	299,899
Teck Resources, Cl B	88,915	1,342,626
Turquoise Hill Resources *	300,549	1,250,284
TOTAL CANADA		11,043,679

CHINA— 4.4%
Basic Materials — 4.4%
Jiangxi Copper, Cl H	578,914	1,200,975

MEXICO— 4.6%
Basic Materials — 4.6%
Grupo Mexico, Cl B	402,314	1,241,705

PERU— 4.9%
Basic Materials — 4.9%
Southern Copper (B)	40,492	1,319,229

POLAND— 4.9%
Basic Materials — 4.9%
KGHM Polska Miedz	37,999	1,331,350

SWITZERLAND— 4.7%
Basic Materials — 4.7%
Glencore Xstrata	270,470	1,289,546

The accompanying notes are an integral part of the financial statements.

6

Schedule of Investments	April 30, 2015 (Unaudited)

Global X Copper Miners ETF

	Shares/Face Amount	Value
COMMON STOCK — continued

TURKEY— 0.2%
Basic Materials — 0.2%
Park Elektrik Uretim Madencilik Sanayi ve Ticaret	41,951	$58,963

UNITED KINGDOM— 14.9%
Basic Materials — 14.9%
Antofagasta	109,443	1,314,385
KAZ Minerals	338,087	1,356,567
Vedanta Resources	142,377	1,375,153
TOTAL UNITED KINGDOM		4,046,105

UNITED STATES— 4.0%
Basic Materials — 4.0%
Freeport-McMoRan Copper & Gold	46,180	1,074,609
TOTAL COMMON STOCK
(Cost $35,576,078)		27,117,461

REPURCHASE AGREEMENT — 7.4%
Deutsche Bank
0.100%, dated 04/30/15, to be repurchased on 05/01/15, repurchase price $1,998,498 (collateralized by U.S. Treasury Notes, ranging in par value $2,012,828, 1.500%, 11/13/19 with a total market value of $2,030,923)(C)
(Cost $1,998,492)	$1,998,492	1,998,492

TIME DEPOSIT — 0.0%
Brown Brothers Harriman, 0.030%, 05/01/15
(Cost $2,516)	2,516	2,516

TOTAL INVESTMENTS — 107.2%
(Cost $37,577,086)		$29,118,469

Percentages are based on Net Assets of $27,167,336.

*	Non-income producing security.
^	Traded on U.S. stock exchange.
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of April 30, 2015 was $425,515 and represents 1.5% of Net Assets.
(B)	This security or a partial position of this security is on loan at April 30, 2015. The total value of securities on loan at April 30, 2015 was $1,822,630.
(C)	This security was purchased with cash collateral held from securities on loan. The total value of such a security as of April 30, 2015 was $1,998,492.

Cl — Class

The accompanying notes are an integral part of the financial statements.

7

Schedule of Investments	April 30, 2015 (Unaudited)

Global X Copper Miners ETF

The following is a summary of the inputs used as of April 30, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$26,691,946	$—	$425,515	$27,117,461
Repurchase Agreement	—	1,998,492	—	1,998,492
Time Deposit	—	2,516	—	2,516
Total Investments in Securities	$26,691,946	$2,001,008	$425,515	$29,118,469

For the year ended April 30, 2015, the transfers into Level 2 from Level 1 were due to changes in the availability of observable inputs to determine fair value. Transfers between Levels are recognized at period end.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in
Common Stock
Beginning Balance as of October 31, 2014	$-
Transfers into Level 3	425,515
Ending Balance as of April 30, 2015	$425,515

Net change in unrealized appreciation/(depreciation) from investments (Level 3) still held as of April 30, 2015 is $0.

For the year ended April 30, 2015, the transfers into Level 3 were due to changes in the availability of observable inputs to determine fair value. Transfers between levels are recognized at period end.

The accompanying notes are an integral part of the financial statements.

8

Schedule of Investments	April 30, 2015 (Unaudited)

Global X Uranium ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.9%

AUSTRALIA— 15.0%
Basic Materials — 15.0%
Bannerman Resources *(B)	25,376,663	$1,200,949
Berkeley Resources * (A)(B)	12,386,258	2,295,868
Energy Resources of Australia *	11,512,213	12,167,535
Greenland Minerals & Energy * (A)(B)	54,431,879	3,563,448
Paladin Energy * (A)	39,254,520	10,836,691
Silex Systems * (A)(B)	12,208,616	5,055,507
TOTAL AUSTRALIA		35,119,998

CANADA— 62.8%
Basic Materials — 62.8%
Cameco	3,230,520	56,595,777
Denison Mines * (A)(B)	28,089,786	24,814,094
Energy Fuels * (A)(B)	1,735,131	8,566,426
Fission 3.0 *	14,859,350	1,349,456
Fission Uranium *	12,158,733	11,644,277
Laramide Resources *(B)	7,586,282	1,910,271
Mega Uranium * (A)(B)	26,870,211	2,440,225
Uex *(B)	19,416,719	4,728,943
Uranium Participation * (A)	7,546,403	34,827,156
TOTAL CANADA		146,876,625

FRANCE— 2.2%
Utilities — 2.2%
Areva *	587,956	5,105,958

UNITED STATES— 19.9%
Basic Materials — 19.9%
Centrus Energy, Cl A *	46,479	242,621
Uranerz Energy * (A)(B)	8,704,633	10,358,513
Uranium Energy * (A)(B)	8,386,187	21,804,086
Uranium Resources * (A)(B)	2,694,264	3,529,486

The accompanying notes are an integral part of the financial statements.

9

Schedule of Investments	April 30, 2015 (Unaudited)

Global X Uranium ETF

	Shares/Number of Warrants/Face Amount(1)	Value
COMMON STOCK — continued

Basic Materials — continued
Ur-Energy * (A)(B)	11,006,117	$10,565,872
TOTAL UNITED STATES		46,500,578
TOTAL COMMON STOCK
(Cost $322,624,421)		233,603,159

WARRANT — 0.0%
Australia — 0.0%
Greenland Minerals & Energy*(B)
0.200%, 06/30/16
(Cost $–)	655,000	8,266

U.S. TREASURY OBLIGATION — 10.7%
United States Treasury Bills
0.001%, 05/14/15(C)
(Cost $25,000,135)	25,000,000	24,999,950

REPURCHASE AGREEMENTS — 8.5%
Barclays
0.100%, dated 04/30/15, to be repurchased on 05/01/15, repurchase price $15,000,042 (collateralized by U.S. Treasury Obligations, ranging in par value $0 - $4,845,632, 0.000%-3.000%, 05/31/15-05/15/37 with a total market value of $15,300,006)(D)	15,000,000	15,000,000
Deutsche Bank
0.100%, dated 04/30/15, to be repurchased on 05/01/15, repurchase price $4,929,849 (collateralized by U.S. Treasury Notes, par value $4,965,198, 1.500%, 11/13/19 with a total market value of $5,009,835)(D)	4,929,835	4,929,835
TOTAL REPURCHASE AGREEMENTS
(Cost $19,929,835)		19,929,835
TIME DEPOSIT — 0.0%
Brown Brothers Harriman, 0.150%, 05/01/15, CAD
(Cost $25)	30	25
TOTAL INVESTMENTS — 119.1%
(Cost $367,554,416)		$278,541,235

Percentages are based on Net Assets of $233,926,626.

*	Non-income producing security.
(1)	In U.S. Dollars unless otherwise indicated.
(A)	This security or a partial position of this security is on loan at April 30, 2015. The total value of securities on loan at April 30, 2015 was $16,373,711.
(B)	Affiliated investment (see Note 3).
(C)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(D)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2015 was $19,929,835.

Amounts designated as “—“ are $0 or have been rounded to $0.

CAD — Canadian Dollar

Cl — Class

The accompanying notes are an integral part of the financial statements.

10

Schedule of Investments	April 30, 2015 (Unaudited)

Global X Uranium ETF

The following is a summary of the inputs used as of April 30, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$233,603,159	$—	$—	$233,603,159
Warrant	—	8,266	—	8,266
U.S. Treasury Obligation	—	24,999,950	—	24,999,950
Repurchase Agreements	—	19,929,835	—	19,929,835
Time Deposit	—	25	—	25
Total Investments in Securities	$233,603,159	$44,938,076	$—	$278,541,235

For the year ended April 30, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of April 30, 2015, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

11

Schedule of Investments	April 30, 2015 (Unaudited)

Global X Lithium ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.8%

AUSTRALIA— 1.8%
Basic Materials — 1.8%
Galaxy Resources *	4,379,272	$103,624
Orocobre *	401,754	773,195
TOTAL AUSTRALIA		876,819

CANADA— 1.1%
Basic Materials — 1.1%
Avalon Rare Metals * (A)	498,107	135,707
Western Lithium USA * (A)	588,255	364,245
TOTAL CANADA		499,952

CHILE— 8.2%
Basic Materials — 8.2%
Sociedad Quimica y Minera de Chile ADR	179,541	3,921,176

CHINA— 4.2%
Industrials — 4.2%
BYD, Cl H	331,000	2,013,463

FRANCE— 6.5%
Industrials — 6.5%
Blue Solutions *	16,746	448,477
Saft Groupe	66,854	2,666,908
TOTAL FRANCE		3,115,385

HONG KONG— 8.8%
Consumer Goods — 7.9%
FDG Electric Vehicles *	37,814,300	3,756,476
Industrials — 0.9%
Coslight Technology International Group *	735,373	439,261
TOTAL HONG KONG		4,195,737

JAPAN— 10.2%
Industrials — 10.2%
GS Yuasa	435,194	2,054,689
Panasonic	196,400	2,829,394
TOTAL JAPAN		4,884,083

The accompanying notes are an integral part of the financial statements.

12

Schedule of Investments	April 30, 2015 (Unaudited)

Global X Lithium ETF

	Shares/Face Amount	Value
COMMON STOCK — continued

SOUTH KOREA— 10.2%
Basic Materials — 5.3%
LG Chemical	9,862	$2,511,498
Industrials — 4.9%
Samsung SDI	21,006	2,351,418
TOTAL SOUTH KOREA		4,862,916

TAIWAN— 9.9%
Industrials — 9.9%
Advanced Lithium Electrochemistry Cayman *	509,329	671,876
Changs Ascending Enterprise *	199,117	218,128
Dynapack International Technology	679,600	1,653,177
Simplo Technology	439,500	2,188,459
TOTAL TAIWAN		4,731,640

UNITED STATES— 38.9%
Basic Materials — 28.7%
Albemarle	95,226	5,684,992
Avalon Rare Metals *	157,966	42,651
FMC	134,971	8,005,130
		13,732,773
Consumer Goods — 4.3%
Tesla Motors *	9,147	2,067,679
Industrials — 5.9%
Johnson Controls	51,085	2,573,662
Ultralife *	59,392	242,320
		2,815,982
TOTAL UNITED STATES		18,616,434
TOTAL COMMON STOCK
(Cost $48,308,898)		47,717,605

U.S. TREASURY OBLIGATION — 12.6%
United States Treasury Bills
0.001%, 05/14/15(B)
(Cost $6,000,033)	$6,000,000	5,999,988

REPURCHASE AGREEMENT — 0.6%
Deutsche Bank
0.100%, dated 04/30/15, to be repurchased on 05/01/15 repurchase price $299,891 (collateralized by U.S. Treasury Notes, ranging in par value $302,041, 1.500%, 11/13/19 with a total market value of $304,757)(C)
(Cost $299,890)	299,890	299,890

TOTAL INVESTMENTS — 113.0%
(Cost $54,608,821)		$54,017,483

Percentages are based on Net Assets of $47,820,364.

The accompanying notes are an integral part of the financial statements.

13

Schedule of Investments	April 30, 2015 (Unaudited)

Global X Lithium ETF

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2015. The total value of securities on loan at April 30, 2015 was $230,578.
(B)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2015 was $299,890.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the inputs used as of April 30, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$47,717,605	$—	$—	$47,717,605
U.S. Treasury Obligation	—	5,999,988	—	5,999,988
Repurchase Agreement	—	299,890	—	299,890
Total Investments in Securities	$47,717,605	$6,299,878	$—	$54,017,483

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:.

Investments in
Common Stock

Beginning Balance as of October 31, 2014	$2,701,427
Accrued discounts/premiums	-
Realized gain/(loss)	-
Change in unrealized appreciation/(depreciation)	-
Net purchases	-
Net sales	-
Transfers into Level 3	-
Transfers out of Level 3	(2,701,427)
Ending Balance as of April 30, 2015	$-

For the period ended April 30, 2015, the transfers out of Level 3 were due to the lifting of trading halts in the shares of the affected companies. Transfers between levels are recognized at period end

As of April 30, 2015, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

14

Schedule of Investments	April 30, 2015 (Unaudited)

Global X Fertilizers/Potash ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.7%

AUSTRALIA— 11.2%
Basic Materials — 11.2%
Incitec Pivot	243,629	$766,727
Nufarm	151,575	871,554
TOTAL AUSTRALIA		1,638,281

CANADA— 8.6%
Basic Materials — 8.6%
Agrium	282	29,102
Agrium^	6,099	632,039
Potash Corp of Saskatchewan	18,451	602,241
TOTAL CANADA		1,263,382

CHILE— 3.9%
Basic Materials — 3.9%
Sociedad Quimica y Minera de Chile ADR	26,074	569,456

CHINA— 11.4%
Basic Materials — 11.4%
China BlueChemical	2,012,216	898,224
Sinofert Holdings	2,772,285	765,395
TOTAL CHINA		1,663,619

GERMANY— 4.9%
Basic Materials — 4.9%
K+S	21,915	720,006

ISRAEL— 9.0%
Basic Materials — 7.7%
Israel Chemicals	92,441	647,169
The Israel Corp	1,315	484,642
		1,131,811
Financials — 1.3%
Kenon Holdings *	8,827	191,033
TOTAL ISRAEL		1,322,844

NETHERLANDS— 3.8%
Industrials — 3.8%
OCI *	18,585	554,060

The accompanying notes are an integral part of the financial statements.

15

Schedule of Investments	April 30, 2015 (Unaudited)

Global X Fertilizers/Potash ETF

	Shares	Value
COMMON STOCK — continued

NORWAY— 4.7%
Basic Materials — 4.7%
Yara International	13,529	$693,730

RUSSIA— 3.8%
Basic Materials — 3.8%
Uralkali GDR	37,040	548,562

SOUTH KOREA— 2.0%
Basic Materials — 2.0%
Namhae Chemical	31,208	286,170

SWITZERLAND— 4.5%
Basic Materials — 4.5%
Syngenta	1,981	664,774

TAIWAN— 4.9%
Basic Materials — 4.9%
Taiwan Fertilizer	386,682	712,103

TURKEY— 4.4%
Basic Materials — 4.4%
Bagfas Bandirma Gubre Fabrik	68,155	347,762
Gubre Fabrikalari	108,388	289,694
TOTAL TURKEY		637,456

UNITED STATES— 22.6%
Basic Materials — 22.6%
CF Industries Holdings	2,412	693,377
Intrepid Potash *	45,945	575,691
Mosaic	13,913	612,172
Scotts Miracle-Gro, Cl A	10,924	704,707
Terra Nitrogen	5,364	717,489
TOTAL UNITED STATES		3,303,436
TOTAL COMMON STOCK
(Cost $19,041,063)		14,577,879
TOTAL INVESTMENTS — 99.7%
(Cost $19,041,063)		$14,577,879

Percentages are based on Net Assets of $14,628,498.

The accompanying notes are an integral part of the financial statements.

16

Schedule of Investments	April 30, 2015 (Unaudited)

Global X Fertilizers/Potash ETF

*	Non-income producing security.
^	Traded on U.S. Stock Exchange.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

As of April 30, 2015, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of April 30, 2015, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

17

Schedule of Investments	April 30, 2015 (Unaudited)

Global X Junior Miners ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.7%

AUSTRALIA— 14.7%
Basic Materials — 14.7%
Arrium	181,307	$25,026
Beadell Resources	54,977	9,757
Evolution Mining	28,672	22,615
Independence Group	14,966	69,646
Jacana Minerals *(A)(B)	2,200	89
Mineral Resources	9,140	46,860
Mount Gibson Iron	37,869	6,123
Northern Star Resources	32,359	56,406
OceanaGold	15,670	29,910
OZ Minerals	18,300	67,696
Paladin Energy *	71,205	19,657
PanAust	30,189	41,551
Regis Resources *	20,000	19,798
Sandfire Resources	6,613	25,663
Sirius Resources NL *	20,600	47,120
Syrah Resources *	6,336	19,540
Western Areas	12,740	37,080
Whitehaven Coal *	32,400	42,167
TOTAL AUSTRALIA		586,704

BELGIUM— 1.7%
Basic Materials — 1.7%
Nyrstar	16,940	66,437

BERMUDA— 1.8%
Basic Materials — 1.8%
Petra Diamonds *	29,289	71,116

CANADA— 41.2%
Basic Materials — 41.2%
Acacia Mining	9,617	42,697
Alamos Gold	8,450	58,182
Argonaut Gold, *	10,289	17,244
Asanko Gold *	10,000	14,696

The accompanying notes are an integral part of the financial statements.

18

Schedule of Investments	April 30, 2015 (Unaudited)

Global X Junior Miners ETF

	Shares	Value
COMMON STOCK — continued

Basic Materials — continued
AuRico Gold	16,680	$58,213
B2Gold *	58,618	91,466
Capstone Mining *	22,067	30,607
Centerra Gold	10,627	54,747
China Gold International Resources *	15,611	26,034
Continental Gold *	7,831	14,224
Denison Mines *	28,871	25,504
Detour Gold *	10,387	109,337
Dominion Diamond	5,293	103,915
Dundee Precious Metals *	6,670	16,025
Endeavour Silver *	6,503	13,136
Fission Uranium *	23,116	22,138
Fortuna Silver Mines *	8,328	31,421
HudBay Minerals, Cl B	15,469	152,359
IAMGOLD *	5,313	11,843
IAMGOLD *^	19,576	43,850
Ivanhoe Mines, Cl A *	33,323	31,913
Lake Shore Gold *	28,119	27,626
MAG Silver *	3,668	25,377
Nevsun Resources *^	2,788	10,956
Nevsun Resources *	10,429	40,882
Novagold Resources *	15,418	59,205
Osisko Gold Royalties	5,354	71,475
Pan American Silver	9,970	94,914
Premier Gold Mines *	9,951	20,210
Primero Mining *	10,717	39,373
Romarco Minerals *	46,500	17,468
Rubicon Minerals *^	3,930	4,315
Rubicon Minerals *	19,943	21,937
Sandstorm Gold *^	1,240	4,392
Sandstorm Gold *	5,969	21,369
Seabridge Gold *	2,611	16,554
SEMAFO *	18,460	56,542
Sherritt International	18,286	37,742
Silver Standard Resources *	5,228	28,466
Silvercorp Metals	10,669	13,230
Thompson Creek Metals *	12,904	16,259
Torex Gold Resources *	52,235	48,300
TOTAL CANADA		1,646,143

The accompanying notes are an integral part of the financial statements.

19

Schedule of Investments	April 30, 2015 (Unaudited)

Global X Junior Miners ETF

	Shares	Value
COMMON STOCK — continued

CHINA— 0.9%
Basic Materials — 0.9%
Zhaojin Mining Industry	52,900	$37,809

EGYPT— 1.7%
Basic Materials — 1.7%
Centamin	68,089	66,444

HONG KONG— 2.3%
Basic Materials — 1.1%
China Precious Metal Resources Holdings *	256,900	21,875
North Mining Shares, Cl C *	460,500	22,576
		44,451
Energy — 1.2%
Shougang Fushan Resources Group	181,336	46,555
TOTAL HONG KONG		91,006

INDONESIA— 2.0%
Basic Materials — 2.0%
Aneka Tambang Persero *	216,068	13,252
Bumi Resources *	1,976,700	10,979
Indo Tambangraya Megah	25,700	24,981
Tambang Batubara Bukit Asam Persero	43,900	31,666
TOTAL INDONESIA		80,878

JAPAN— 2.6%
Basic Materials — 2.6%
Pacific Metals	9,065	27,725
Toho Zinc	8,247	31,907
UACJ	15,862	46,259
TOTAL JAPAN		105,891

MONGOLIA— 0.4%
Basic Materials — 0.4%
Mongolian Mining *	277,300	15,384

PERU— 0.4%
Basic Materials — 0.4%
Hochschild Mining	10,800	16,099

POLAND— 0.3%
Basic Materials — 0.3%
Jastrzebska Spolka Weglowa	3,400	13,519

The accompanying notes are an integral part of the financial statements.

20

Schedule of Investments	April 30, 2015 (Unaudited)

Global X Junior Miners ETF

	Shares	Value
COMMON STOCK — continued

RUSSIA— 0.2%
Basic Materials — 0.2%
Raspadskaya *	9,217	$6,562

SOUTH AFRICA— 5.7%
Basic Materials — 5.7%
Assore	1,600	15,436
Harmony Gold Mining ADR *	14,502	28,134
Northam Platinum *	15,217	62,148
Sibanye Gold ADR	13,000	122,850
TOTAL SOUTH AFRICA		228,568

THAILAND— 2.7%
Basic Materials — 2.7%
Banpu^	4,200	3,695
Banpu	116,700	102,663
TOTAL THAILAND		106,358

TURKEY— 0.7%
Basic Materials — 0.7%
Koza Altin Isletmeleri	2,260	23,528
Park Elektrik Uretim Madencilik Sanayi ve Ticaret	3,200	4,498
TOTAL TURKEY		28,026

UNITED KINGDOM— 4.4%
Basic Materials — 4.4%
African Minerals *(A)(B)	17,933	3
Ferrexpo	21,416	25,671
KAZ Minerals	24,076	96,604
Vedanta Resources	5,395	52,108
TOTAL UNITED KINGDOM		174,386

UNITED STATES— 16.0%
Basic Materials — 16.0%
Alacer Gold	19,193	43,259
Alpha Natural Resources *	13,969	11,315
Arch Coal	13,625	13,274
Century Aluminum *	3,407	43,916
Cloud Peak Energy *	3,906	25,350
Coeur d'Alene Mines *	6,656	34,744
First Majestic Silver *	7,533	36,686
Hecla Mining	24,223	73,153
Lonmin	27,337	60,537
McEwen Mining *	12,554	12,554
RTI International Metals *	2,003	75,413

The accompanying notes are an integral part of the financial statements.

21

Schedule of Investments	April 30, 2015 (Unaudited)

Global X Junior Miners ETF

	Shares/Number of Rights/Face Value	Value
COMMON STOCK — continued

Basic Materials — continued
Stillwater Mining *	7,823	$105,063
SunCoke Energy	4,247	74,450
Westmoreland Coal *	1,044	29,670
TOTAL UNITED STATES		639,384
TOTAL COMMON STOCK
(Cost $5,404,618)		3,980,714

RIGHT — 0.0%
South Africa — 0.0%
Northam Platinum Limited, Expires 05/11/2015, Exercise Price 41.00, ZAR* (Costs $—)	4,294	75

TIME DEPOSIT — 0.2%
Brown Brothers Harriman, 0.030%, 05/01/15
(Cost $9,035)	$9,035	9,035

TOTAL INVESTMENTS — 99.9%
(Cost $5,413,653)		$3,989,824

Percentages are based on Net Assets of $3,993,742.

*	Non-income producing security.
^	Traded on U.S. Stock Exchange.

(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of April 30, 2015 was $92 and represents 0.0% of Net Assets.
(B)	Security considered illiquid. The total value of such security as of April 30, 2015 was $92 and represented 0.0% of Net Assets.

Amounts designated as” —“ are $0 have been rounded to $0.

ADR — American Depositary Receipt

Cl — Class

ZAR — South African Rand

The following is a summary of the inputs used as of April 30, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(a)	Total
Common Stock	$3,980,622	$—	$92	$3,980,714
Time Deposit	—	9,035	—	9,035
Rights	75	—	—	75
Total Investments in Securities	$3,980,697	$9,035	$92	$3,989,824

(a)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended April 30, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

22

Statements of Assets and Liabilities
April 30, 2015 (Unaudited)

	Global X Silver Miners ETF	Global X Gold Explorers ETF	Global X Copper Miners ETF	Global X Uranium ETF
Assets:
Cost of Investments	$288,867,539	$45,770,952	$35,578,594	$195,903,222
Cost of Repurchase Agreements	7,406,470	1,131,938	1,998,492	19,929,835
Cost of Affiliated Investments	—	7,837,855	—	151,721,359
Cost of Foreign Currency	32,867	—	—	—

Investments, at Value	$178,547,233 *	$28,207,996 *	$27,119,977 *	$157,629,204 *
Repurchase Agreement, at Value	7,406,470	1,131,938	1,998,492	19,929,835
Affiliated Investments, at Value	—	4,350,903	—	100,982,196
Foreign Currency, at Value	—	5	5	9
Receivable for Investment Securities Sold	11,029,707	274,137	2,144,607	—
Dividend and Interest Receivable	166,104	25,120	46,047	150,473
Unrealized Appreciation on Spot Contracts	—	20	—	—
Receivable for Capital Shares Sold	—	—	—	1,789,197
Reclaim Receivable	—	—	20,742	—
Total Assets	197,149,514	33,990,119	31,329,870	280,480,914
Liabilities:
Payable for Investment Securities Purchased	10,898,027	281,822	2,150,984	1,785,768
Obligation to Return Securities Lending Collateral	7,406,470	1,131,938	1,998,492	19,929,835
Cash Overdraft	283,213	25,979	—	24,720,400
Payable due to Investment Adviser	92,009	16,279	13,046	118,285
Overdraft of Foreign Currency*	32,867	—	—	—
Unrealized Depreciation on Spot Contracts	165	11	12	—
Total Liabilities	18,712,751	1,456,029	4,162,534	46,554,288
Net Assets	$178,436,763	$32,534,090	$27,167,336	$233,926,626
Net Assets Consist of:
Paid-in Capital	$468,746,663	$90,118,768	$49,248,027	$554,854,001
Undistributed (Distributions in Excess of) Net Investment Income	216,966	234,926	(173,090)	413,498
Accumulated Net Realized Loss on Investments and Foreign Currency Transactions	(180,210,185)	(36,770,171)	(13,460,398)	(232,327,693)
Net Unrealized Appreciation/Depreciation on Investments	(110,320,306)	(21,049,908)	(8,458,617)	(89,013,181)
Net Unrealized Appreciation/Depreciation on Foreign Currency Translation	3,625	475	11,414	1
Net Assets	$178,436,763	$32,534,090	$27,167,336	$233,926,626
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	20,100,000	2,924,758	3,400,000	20,015,071
Net Asset Value, Offering and Redemption Price Per Share	$8.88	$11.12	$7.99	$11.69
*Includes Market Value of Securities on Loan	$6,492,409	$1,016,203	$1,822,630	$16,373,711

The accompanying notes are an integral part of the financial statements.

23

Statements of Assets and Liabilities
April 30, 2015 (Unaudited)

	Global X Lithium ETF	Global X Fertilizers/Potash ETF	Global X Junior Miners ETF
Assets:
Cost of Investments	$54,308,931	$19,041,063	$5,413,653
Cost of Repurchase Agreement	299,890	—	—
Cost of Foreign Currency	3	3,983	3,751

Investments, at Value	$53,717,593 *	$14,577,879	$3,989,824
Repurchase Agreement, at Value	299,890	—	—
Foreign Currency, at Value	3	3,980	3,745
Dividend and Interest Receivable	64,399	29,406	4,187
Reclaim Receivable	3,255	26,146	1,393
Unrealized Appreciation on Spot Contracts	—	3,975	—
Total Assets	54,085,140	14,641,386	3,999,149
Liabilities:
Cash Overdraft	5,936,555	403	3,250
Obligation to Return Securities Lending Collateral	299,890	—	—
Payable due to Investment Adviser	28,331	8,512	2,157
Unrealized Depreciation on Spot Contracts	—	3,973	—
Total Liabilities	6,264,776	12,888	5,407
Net Assets	$47,820,364	$14,628,498	$3,993,742
Net Assets Consist of:
Paid-in Capital	$98,171,887	$21,636,935	$9,667,511
Undistributed (Distributions in Excess of) Net Investment Income	(27,618)	229,523	(23,532)
Accumulated Net Realized (Loss) on Investments and Foreign Currency Transactions	(49,732,476)	(2,773,596)	(4,226,392)
Net Unrealized Depreciation on Investments	(591,338)	(4,463,184)	(1,423,829)
Net Unrealized Depreciation on Foreign Currency Translations	(91)	(1,180)	(16)
Net Assets	$47,820,364	$14,628,498	$3,993,742
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	3,800,000	1,250,000	333,201
Net Asset Value, Offering and Redemption Price Per Share	$12.58	$11.70	$11.99
*Includes Market Value of Securities on Loan	$230,578	$—	$—

The accompanying notes are an integral part of the financial statements.

24

Statements of Operations
For the period ended April 30, 2015 (Unaudited)

	Global X Silver Miners ETF	Global X Gold Explorers ETF	Global X Copper Miners ETF	Global X Uranium ETF
Investment Income:
Dividend Income	$1,056,743	$135,893	$141,031	$520,495
Interest Income	98	—	3	46
Security Lending Income	35,333	245,651	13,556	1,062,271
Less: Foreign Taxes Withheld	(95,362)	—	(6,387)	(78,074)
Total Investment Income	996,812	381,544	148,203	1,504,738
Supervision and Administration Fees(1)	595,000	99,758	75,111	729,893
Total Expenses	595,000	99,758	75,111	729,893
Net Investment Income	401,812	281,786	73,092	774,845
Net Realized Gain on:
Investments (2)	(40,771,610)	(6,386,781)	(2,315,429)	(5,044,114)
Affiliated Investments	—	—	—	(5,970,528)
Foreign Currency Translations	20,312	(28,286)	(8,186)	(17,483)
Net Realized Loss on Investments and Foreign Currency Transactions	(40,751,298)	(6,415,067)	(2,323,615)	(11,032,125)
Net Change in Unrealized Appreciation on:
Investments	43,757,111	8,822,648	2,042,004	4,614,201
Affiliated Investments	—	1,658,509	—	15,574,393
Foreign Currency Translations	10,725	475	2,861	—
Net Change in Unrealized Appreciation on Investments and Foreign Currency Translations	43,767,836	10,481,632	2,044,865	20,188,594
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions and Translations	3,016,538	4,066,565	(278,750)	9,156,469
Net Increase (Decrease) in Net Assets Resulting from Operations	$3,418,350	$4,348,351	$(205,658)	$9,931,314

(1)	The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

25

Statements of Operations
For the period ended April 30, 2015 (Unaudited)

	Global X Lithium ETF	Global X Fertilizers/Potash ETF	Global X Junior Miners ETF
Investment Income:
Dividend Income	$348,726	$342,632	$25,148
Interest Income	22	3	2
Security Lending Income	7,030	—	—
Less: Foreign Taxes Withheld	(30,092)	(15,367)	(3,521)
Total Investment Income	325,686	327,268	21,629
Supervision and Administration Fees(1)	171,116	52,715	13,836
Total Expenses	171,116	52,715	13,836
Net Investment Income	154,570	274,553	7,793
Net Realized Gain (Loss) on:
Investments (2)	2,255,280	(325,689)	(988,397)
Foreign Currency Transactions	(16,241)	(3,717)	(952)
Net Realized Gain (Loss) on Investments and Foreign Currency Translations	2,239,039	(329,406)	(989,349)
Net Change in Unrealized Appreciation on:
Investments	154,331	1,525,991	1,056,625
Foreign Currency Transactions	(10)	242	(78)
Net Change in Unrealized Appreciation on Investments and Foreign Currency Translations	154,321	1,526,233	1,056,547
Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions and Translations	2,393,360	1,196,827	67,198
Net Increase in Net Assets Resulting from Operations	$2,547,930	$1,471,380	$74,991

(1)	The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

26

Statements of Changes in Net Assets

	Global X Silver Miners ETF		Global X Gold Explorers ETF
	Period Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014	Period Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
Operations:
Net Investment Income	$401,812	$559,003	$281,786	$9,678
Net Realized Loss on Investments and Foreign Currency Transactions	(40,751,298)	(57,363,296)	(6,415,067)	(6,993,259)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	43,767,836	(23,879,356)	10,481,632	(6,020,331)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,418,350	(80,683,649)	4,348,351	(13,003,912)
Dividends and Distributions from:
Net Investment Income	(129,601)	(1,275,569)	(40,294)	—
Total Dividends and Distributions	(129,601)	(1,275,569)	(40,294)	—
Capital Share Transactions:
Issued	13,985,934	50,580,032	512,018	16,427,825
Redeemed	(9,802,921)	(15,895,569)	—	(7,729,518)
Increase in Net Assets from Capital Share Transactions	4,183,013	34,684,463	512,018	8,698,307
Total Increase (Decrease) in Net Assets	7,471,762	(47,274,755)	4,820,075	(4,305,605)
Net Assets:
Beginning of Period	170,965,001	218,239,756	27,714,015	32,019,620
End of Period	$178,436,763	$170,965,001	$32,534,090	$27,714,015
Undistributed (Distributions in Excess of) Net Investment Income/Accumulated Net Investment Loss	$216,966	$(55,245)	$234,926	$(6,566)
Share Transactions:
Issued	1,550,000	4,000,000	50,000	1,050,000
Redeemed	(1,050,000)	(1,350,000)	—	(550,000)
Net Increase in Shares Outstanding from Share Transactions	500,000	2,650,000	50,000	500,000

(1)	Includes realized gain (loss) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

27

Statements of Changes in Net Assets

	Global X Copper Miners ETF		Global X Uranium ETF
	Period Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014	Period Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
Operations:
Net Investment Income	$73,092	$520,075	$774,845	$625,871
Net Realized Loss on Investments and Foreign Currency Transactions	(2,323,615)	(4,443,768)	(11,032,125)	(15,576,876)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	2,044,865	(631,833)	20,188,594	(53,291,525)
Net Increase (Decrease) in Net Assets Resulting from Operations	(205,658)	(4,555,526)	9,931,314	(68,242,530)
Dividends and Distributions from:
Net Investment Income	(509,286)	(225,417)	(9,307,517)	(734,117)
Total Dividends and Distributions	(509,286)	(225,417)	(9,307,517)	(734,117)
Capital Share Transactions:
Issued	2,979,045	4,282,425	26,496,989	170,458,752
Redeemed	(2,149,530)	(5,276,910)	(5,550,772)	(7,996,486)
Increase (Decrease) in Net Assets from Capital Share Transactions	829,515	(994,485)	20,946,217	162,462,266
Total Increase (Decrease) in Net Assets	114,571	(5,775,428)	21,570,014	93,485,619
Net Assets:
Beginning of Period	27,052,765	32,828,193	212,356,612	118,870,993
End of Period	$27,167,336	$27,052,765	$233,926,626	$212,356,612
Undistributed (Distributions in Excess of) Net Investment Income/Accumulated Net Investment Loss	$(173,090)	$263,104	$413,498	$15,720
Share Transactions:
Issued	450,000	450,000	2,250,000	10,600,000
Redeemed	(300,000)	(550,000)	(500,000)	(550,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	150,000	(100,000)	1,750,000	10,050,000

(1)	Includes realized gain (loss) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

28

Statements of Changes in Net Assets

	Global X Lithium ETF		Global X Fertilizers/Potash ETF
	Period Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014	Period Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
Operations:
Net Investment Income	$154,570	$414,582	$274,553	$386,118
Net Realized Gain (Loss) on Investments and Foreign Currency Translations	2,239,039	(9,617,499)	(329,406)	(926,245)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	154,321	4,632,660	1,526,233	(642,621)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,547,930	(4,570,257)	1,471,380	(1,182,748)
Dividends and Distributions from:
Net Investment Income	(471,239)	(160,079)	(350,078)	(366,898)
Total Dividends and Distributions	(471,239)	(160,079)	(350,078)	(366,898)
Capital Share Transactions:
Issued	—	10,505,000	—	—
Redeemed	(4,645,550)	(6,490,918)	(2,253,868)	(5,553,179)
Increase (Decrease) in Net Assets from Capital Share Transactions	(4,645,550)	4,014,082	(2,253,868)	(5,553,179)
Total Decrease in Net Assets	(2,568,859)	(716,254)	(1,132,566)	(7,102,825)
Net Assets:
Beginning of Period	50,389,223	51,105,477	15,761,064	22,863,889
End of Period	$47,820,364	$50,389,223	$14,628,498	$15,761,064
Undistributed (Distributions in Excess of) Net Investment Income/Accumulated Net Investment Loss	$(27,618)	$289,051	$229,523	$305,048
Share Transactions:
Issued	—	750,000	—	—
Redeemed	(400,000)	(500,000)	(200,000)	(500,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(400,000)	250,000	(200,000)	(500,000)

(1)	Includes realized gain (loss) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

29

Statements of Changes in Net Assets

	Global X Junior Miners ETF
	Period Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
Operations:
Net Investment Income	$7,793	$24,705
Net Realized Loss on Investments and Foreign Currency Transactions	(989,349)	(456,727)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	1,056,547	(1,428,513)
Net Increase (Decrease) in Net Assets Resulting from Operations	74,991	(1,860,535)
Dividends and Distributions from:
Net Investment Income	(28,543)	—
Total Dividends and Distributions	(28,543)	—
Capital Share Transactions:
Issued	—	2,436,603
Redeemed	(551,450)	(1,614,086)
Increase (Decrease) in Net Assets from Capital Share Transactions	(551,450)	822,517
Total Decrease in Net Assets	(505,002)	(1,038,018)
Net Assets:
Beginning of Period	4,498,744	5,536,762
End of Period	$3,993,742	$4,498,744
Undistributed (Distributions in Excess of) Net Investment Income/Accumulated Net Investment Loss	$(23,532)	$(2,782)
Share Transactions:
Issued	—	150,000
Redeemed	(50,000)	(100,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(50,000)	50,000

(1)	Includes realized gain (loss) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

30

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††
Global X Silver Miners ETF
2015(Unaudited)	8.72	0.02	0.15	0.17	(0.01)	—	(0.01)	8.88	1.91	178,437	0.65	†	0.44	†	13.47
2014	12.88	0.03	(4.12)	(4.09)	(0.07)	—	(0.07)	8.72	(31.85)	170,965	0.65		0.24		24.23
2013	24.98	0.11	(12.01)	(11.90)	(0.20)	—	(0.20)	12.88	(47.97)	218,240	0.65		0.67		23.79
2012	23.66	0.13	1.23	1.36	(0.04)	—	(0.04)	24.98	5.76	385,967	0.65		0.62		18.13
2011	20.20	0.04	3.66	3.70	(0.24)	—	(0.24)	23.66	18.20	363,106	0.65		0.16		26.50
2010(1)	14.50	0.05	5.65	5.70	—	—	—	20.20	39.31	171,672	0.65	†	0.61	†	0.35
Global X Gold Explorers ETF
2015(Unaudited)	9.64	0.10	1.39	1.49	(0.01)	—	(0.01)	11.12	15.52	32,534	0.65	†	1.84	†	35.55
2014	13.48	—	(3.84)	(3.84)	—	—	—	9.64	(28.49)	27,714	0.65		0.02		29.94
2013(2)	34.72	(0.12)	(19.68)	(19.80)	(1.44)	—	(1.44)	13.48	(59.16)	32,020	0.65		(0.65)		31.73
2012(2)	53.44	(0.24)	(17.46)	(17.70)	(1.02)	—	(1.02)	34.72	(33.42)	41,251	0.65		(0.65)		43.12
2011(2)(3)	61.96	(0.42)	(8.10)	(8.52)	—	—	—	53.44	(13.75)	27,392	0.65	†	(0.65	)†	29.96
Global X Copper Miners ETF
2015(Unaudited)	8.32	0.02	(0.18)	(0.16)	(0.17)	—	(0.17)	7.99	(1.75)	27,167	0.65	†	0.63	†	10.58
2014	9.80	0.15	(1.56)	(1.41)	(0.07)	—	(0.07)	8.32	(14.49)	27,053	0.65		1.59		15.77
2013	12.93	0.17	(2.87)	(2.70)	(0.43)	—	(0.43)	9.80	(21.69)	32,828	0.65		1.63		37.06
2012	14.92	0.24	(1.32)	(1.08)	(0.57)	(0.34)	(0.91)	12.93	(7.08)	31,041	0.65		1.84		28.90
2011	16.63	0.35	(1.97)	(1.62)	(0.09)	—	(0.09)	14.92	(9.85)	45,517	0.65		1.91		15.78
2010(1)	14.40	—	2.23	2.23	—	—	—	16.63	15.49	29,929	0.65		0.06	†	1.36
Global X Uranium ETF
2015(Unaudited)	11.63	0.04	0.51	0.55	(0.49)	—	(0.49)	11.69	(19.18)	233,927	0.69	†	0.73	†	0.48
2014	14.47	0.04	(2.80)	(2.76)	(0.08)	—	(0.08)	11.63	(19.18)	212,357	0.69		0.30		20.90
2013(4)	21.03	0.09	(6.28)	(6.19)	(0.37)	—	(0.37)	14.47	(29.88)	118,871	0.69		0.51		73.16
2012(4)	30.27	0.08	(9.32)	(9.24)	—	—	—	21.03	(30.53)	135,668	0.69		0.30		55.90
2011(4)(5)	50.34	0.44	(19.34)	(18.90)	(1.17)	—	(1.17)	30.27	(38.70)	199,349	0.69	†	1.10	†	24.17

(1)	The Fund commenced operations on April 19, 2010.
(2)	Per share amounts have been adjusted for a 1 for 4 reverse share split on May 16, 2013. For more information see Note 9 in the Notes to Financial Statements
(3)	The Fund commenced operations on November 3, 2010.
(4)	Per share amounts have been adjusted for a 1 for 3 reverse share split on May 16, 2013. For more information see Note 9 in the Notes to Financial Statements
(5)	The Fund commenced operations on November 4, 2010.
*	Per share data calculated using average shares method.
**	Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

31

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††
Global X Lithium ETF
2015(Unaudited)	12.00	0.04	0.66	0.70	(0.12)	—	(0.12)	12.58	5.94	47,820	0.75	†	0.68	†	17.13
2014	12.94	0.10	(1.00)	(0.90)	(0.04)	—	(0.04)	12.00	(6.97)	50,389	0.75		0.75		43.37
2013	14.41	0.03	(1.15)	(1.12)	(0.35)	—	(0.35)	12.94	(8.00)	51,105	0.75		0.21		38.46
2012	15.90	0.21	(1.68)	(1.47)	(0.02)	—	(0.02)	14.41	(9.25)	69,871	0.75		1.40		28.78
2011	19.83	(0.04)	(3.62)	(3.66)	(0.25)	(0.02)	(0.27)	15.90	(18.86)	107,301	0.75		(0.22)		24.87
2010(2)	15.51	(0.03)	4.35	4.32	—	—	—	19.83	27.85	78,317	0.75	†	(0.62	)†	5.55
Global X Fertilizers/Potash ETF
2015(Unaudited)	10.87	0.20	0.88	1.08	(0.25)	—	(0.25)	11.70	10.18	14,628	0.69	†	3.59	†	9.65
2014	11.73	0.23	(0.90)	(0.67)	(0.19)	—	(0.19)	10.87	(5.79)	15,761	0.69		1.98		18.79
2013	13.85	0.25	(2.21)	1.96	(0.16)	—	(0.16)	11.73	(14.33)	22,383	0.69		1.93		14.12
2012	14.06	0.19	(0.29)	(0.10)	(0.09)	(0.02)	(0.11)	13.85	(0.61)	28,383	0.69		1.42		24.05
2011(3)	15.05	0.06	(1.05)	(0.99)	—	—	—	14.06	(6.58)	35,160	0.69	†	0.90	†	7.55
Global X Junior Miners ETF
2015(Unaudited)	11.74	0.02	0.32	0.34	(0.09)	—	(0.09)	11.99	2.90	3,994	0.69	†	0.39	†	14.63
2014	16.62	0.07	(4.95)	(4.88)	—	—	—	11.74	(29.36)	4,499	0.69		0.44		27.75
2013(1)	32.52	0.12	(12.64)	(12.52)	(3.38)	—	(3.38)	16.62	(42.49)	5,537	0.69		0.60		37.23
2012(1)	34.59	(0.18)	(1.03)	(1.21)	(0.86)	—	(0.86)	32.52	(3.16)	2,710	0.75		(0.57)		167.10
2011(1)(4)	45.12	(0.20)	(10.33)	(10.53)	—	—	—	34.59	(23.34)	2,882	0.75	†	(0.77	)†	28.23

(1)	Per share amounts have been adjusted for a 1 for 3 reverse share split on May 16, 2013. For more information see Note 9 in the Notes to Financial Statements.
(2)	The Fund commenced operations on July 22, 2010.
(3)	The Fund commenced operations on May 25, 2011.
(4)	The Fund commenced operations on March 16, 2011.
*	Per share data calculated using average shares method.
**	Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

32

Notes to Financial Statements

April 30, 2015 (Unaudited)

1. ORGANIZATION

The Global X Funds (the “Trust”) is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of April 30, 2015, the Trust had ninety-four portfolios, forty-five of which were operational. The financial statements herein and the related notes pertain to the Global X Silver Miners ETF, Global X Gold Explorers ETF, Global X Copper Miners ETF, Global X Uranium ETF, Global X Lithium ETF, Global X Fertilizers/Potash ETF and Global X Junior Miners ETF (each a “Fund” and collectively, the “Funds”). Each Fund is non-diversified.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

USE OF ESTIMATES – The Funds are an investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.

SECURITY VALUATION — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. The exchange rates used by the Trust for valuation are captured as of the New York or London close each day. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Board of Directors (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been

33

Notes to Financial Statements (continued)

April 30, 2015 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

SECURITY VALUATION (continued)

de-listed from its primary trading exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value their securities if an event that may materially affect the value of the Funds’ securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the security's last close and the time that the Funds calculate their net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Global X Management Company LLC (the “Adviser”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee. As of April 30, 2015, there was $425,515 of fair valued securities in the Global X Copper Miners ETF and $92 of fair valued securities in the Global X Junior Miners ETF. There were no other securities priced using the Fair Value Procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost)

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments and fair value of investments for which the Funds do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

34

Notes to Financial Statements (continued)

April 30, 2015 (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES (continued)

SECURITY VALUATION (concluded)

For the period ended April 30, 2015, there have been no significant changes to the Funds’ fair valuation methodologies.

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of April 30, 2015. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Global X Copper Miners ETF

Assets	Fair Value at 4/30/15	Valuation Technique(s)	Unobservable Input	Discount Percentage
Common Stock	$425,515	Discount from the Last Traded Price	Last Traded Price Comparability Adjustment %	25%

The unobservable inputs used to determine fair value of Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

REPURCHASE AGREEMENTS — Securities pledged as collateral for repurchase agreements are held by Citibank N.A. and are designated as being held on each Fund’s behalf by its custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. It is the Funds’ policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Funds are prevented from exercising their rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period. For financial statement purposes, the Funds record the securities lending collateral (included in Repurchase Agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Funds.

35

Notes to Financial Statements (continued)

April 30, 2015 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Repurchase Agreements – (continued)

At April 30, 2015, the open repurchase agreements by counterparty which are subject to a MRA on a net payment basis are as follows:

		Fair Value of Non-cash	Cash Collateral
	Repurchase Agreements	Collateral Received	Received	Net Amount(1)
Global X Silver Miners ETF
Barclays	$5,000,000	$5,000,000	$-	$-
Deutsche Bank	2,406,470	2,406,470	-	-
Global X Gold Explorers ETF
Deutsche Bank	1,131,938	1,131,938	-	-
Global X Copper Miners ETF
Deutsche Bank	1,998,492	1,998,492	-	-
Global X Uranium ETF
Barclays	15,000,000	15,000,000	-	-
Deutsche Bank	4,929,835	4,929,835		-
Global X Lithium ETF
Deutsche Bank	299,890	299,890	-	-

(1) Net Amount represents the net amount receivable due from the counterparty in the event of default.

FEDERAL INCOME TAXES — It is each Fund’s intention to qualify or continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. Management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2015, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.

36

Notes to Financial Statements (continued)

April 30, 2015 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (concluded)

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Funds distribute their net investment income on a pro rata basis. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

CREATION UNITS — The Funds issue and redeem shares (“Shares”) at Net Asset Value (“NAV”) and only in large blocks of Shares (each block of Shares for a Fund is called a “Creation Unit” or multiples thereof). Purchasers of Creation Units (“Authorized Participants“) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day.

An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to Brown Brothers Harriman & Co. (“BBH”), the Funds’ Custodian, on the date of such redemption, regardless of the number of Creation Units redeemed that day.

If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged. The following table discloses Creation Unit breakdown:

	Creation Unit		Value at April 30,
	Shares	Creation Fee	2015	Redemption Fee
Global X Silver Miners ETF	50,000	$1,000	$444,000	$1,000
Global X Gold Explorers ETF	50,000	1,000	556,000	1,000
Global X Copper Miners ETF	50,000	1,000	399,500	1,000
Global X Uranium ETF	50,000	1,000	584,500	1,000
Global X Lithium ETF	50,000	1,000	629,000	1,000
Global X Fertilizers/Potash ETF	50,000	1,000	585,000	1,000
Global X Junior Miners ETF	50,000	1,000	599,500	1,000

37

Notes to Financial Statements (continued)

April 30, 2015 (Unaudited)

3. RELATED PARTY TRANSACTIONS

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board of Trustees, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides or causes to be furnished all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate Distribution Agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an "all-in" fee structure. For its service to the Funds, under the Supervision and Administration Agreement, each Fund pays a monthly fee to the Adviser at the annual rate (stated as a percentage of the average daily net assets of the Fund). In addition, the Funds bear other expenses, directly and indirectly, that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, acquired fund fees and other transaction expenses, interest expenses, and extraordinary expenses (such as litigation and indemnification expenses).

Supervision and
Administration Fee
Global X Silver Miners ETF	0.65%
Global X Gold Explorers ETF	0.65%
Global X Copper Miners ETF	0.65%
Global X Uranium ETF	0.69%
Global X Lithium ETF	0.75%
Global X Fertilizers/Potash ETF	0.69%
Global X Junior Miners ETF	0.69%

The Adviser and MCCA Lithium ETF, LLC (“MCCA”), a single purpose limited liability firm, have an agreement, pursuant to which MCCA has agreed to assist the Adviser, in its capacity as sponsor of the Global X Lithium ETF, by providing initial capital and additional financial resources to the Adviser in connection with the listing, launch and the continuing operation of the Global X Lithium Fund. In return, the Adviser has agreed to compensate MCCA for its financial assistance to the Adviser with respect to the Global X Lithium ETF by sharing with MCCA fifty percent (50%) of the Adviser’s Net Profits with respect to the Global X Lithium ETF. For this purpose, the term Net Profits means, for any calendar quarter, the total management fees received by the Adviser with respect to the Global X Lithium ETF less direct expenses, marketing expenses and overhead expenses for the Global X Lithium ETF during such quarter. In the event that there are no Net Profits with respect to the Global X Lithium ETF in any calendar quarter, MCCA shall pay fifty percent of the negative shortfall in Net Profits to the Adviser. The agreement between the parties does not contemplate that MCCA or any of its affiliates will be involved directly or indirectly in the distribution of shares of the Global X Lithium ETF.

SEI Investments Global Funds Services (“SEIGFS”) serves as Sub-Administrator to the Funds. As Sub-Administrator, SEIGFS provides the Funds with the required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements

38

Notes to Financial Statements (continued)

April 30, 2015 (Unaudited)

3. RELATED PARTY TRANSACTIONS (continued)

and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, the Sub-Administrator receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.

SEI Investments Distribution Co. (“SIDCO”) serves as each Funds’ underwriter and distributor of Shares pursuant to a Distribution Agreement. Under the Distribution Agreement, SIDCO, as agent, receives orders to create and redeem Shares in Creation Unit Aggregations and transmits such orders to the Trust’s custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund Shares. SIDCO bears the following costs and expenses relating to the distribution of Shares: (i) the costs of processing and maintaining records of creations of Creation Units; (ii) all costs of maintaining the records required of a registered broker/dealer; (iii) the expenses of maintaining its registration or qualification as a dealer or broker under Federal or state laws; (iv) filing fees; and (v) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. SIDCO receives no fee for its distribution services under the Distribution Agreement.

BBH, located at 40 Water Street, Boston, MA 02109, serves as Custodian and Transfer Agent of the Funds’ assets. As Custodian, BBH has agreed to (1) make receipts and disbursements of money on behalf of the Funds, (2) collect and receive all income and other payments and distributions on account of the Funds’ portfolio investments, (3) respond to correspondence from shareholders, security brokers and others relating to its duties; and (4) make periodic reports to the Funds concerning the Funds’ operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As compensation for these services, the Custodian receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees. As Transfer Agent, BBH has agreed to (1) issue and redeem shares of each Fund, (2) make dividend and other distributions to shareholders of each Fund, (3) respond to correspondence by shareholders and others relating to its duties; (4) maintain shareholder accounts, and (5) make periodic reports to the Funds. As compensation for these services, the Transfer Agent receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

At April 30, 2015, Global X Gold Explorers ETF and Global X Uranium ETF own greater than 5% of the outstanding shares of the following common stocks. These investments are noted as “Affiliated Investment” in the Schedules of Investments.

39

Notes to Financial Statements (continued)

April 30, 2015 (Unaudited)

3. RELATED PARTY TRANSACTIONS (concluded)

The following is a summary of the transactions with affiliates for the period ended April 30, 2015:

			Changes in
			Unrealized
Value At	Purchases	Proceeds	Appreciation	Realized	Value at	Dividend
10/31/2014	at Cost	from Sales	(Depreciation)	Loss	04/30/2015	Income
Global X Gold Explorers ETF
Gold Canyon Resources
$1,052,934	$1,245,600	$0	$2,052,369	$0	$4,350,903	$—
Gryphon Minerals LTD
$1,000,894	$877,073	$0	$(393,860)	$0	$1,484,107	$—
Global X Uranium ETF
Bannerman Resources
$1,137,352	$64,786	$0	$250,135	$(251,324)	$1,200,949	$—
Berkeley Resources
$2,564,476	$304,660	$(190,762)	$(283,503)	$(99,003)	$2,295,868	$—
Denison Mines
$25,100,020	$3,049,920	$(1,732,323)	$(707,916)	$(895,607)	$24,814,094	$—
Energy Fuels
$9,988,789	$1,203,663	$(656,511)	$(1,542,164)	$(427,351)	$8,566,426	$—
Fission 3.0
$1,010,852	$149,106	$(27,855)	$215,931	$1,422	$1,349,456	$—
Greenland Minerals & Energy
$3,428,498	$412,517	$(224,272)	$311,799	$(365,094)	$3,563,448	$—
Laramide Resources
$2,248,253	$261,958	$(158,955)	$(82,323)	$(358,662)	$1,910,271	$—
Mega Uranium
$2,739,735	$348,524	$(206,537)	$(165,474)	$(276,023)	$2,440,225	$—
Silex Systems
$5,937,210	$615,970	$(369,213)	$(293,751)	$(834,710)	$5,055,506	$—
UEX
$4,611,399	$547,074	$(327,755)	$196,697	$(298,472)	$4,728,943	$—
Uranerz Energy
$7,774,349	$1,206,970	$(636,306)	$2,476,723	$(463,223)	$10,358,513	$—
Uranium Energy
$9,171,155	$1,826,366	$(851,396)	$12,394,774	$(736,813)	$21,804,086	$—
Uranium Participation
$32,107,095	$3,921,283	$(2,101,055)	$1,188,362	$(288,529)	$34,827,156	$—
Uranium Resources
$4,030,695	$524,573	$(339,052)	$(379,830)	$(306,900)	$3,529,486	$—
Ur-Energy
$8,366,330	$1,181,792	$(606,944)	$1,994,933	$(370,239)	$10,565,872	$—
Totals:
$120,216,208	$15,619,162	$(8,428,936)	$15,574,393	$(5,970,528)	$38,413,545	$—

40

Notes to Financial Statements (continued)

April 30, 2015 (Unaudited)

4. INVESTMENT TRANSACTIONS

For the period ended April 30, 2015, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

		Sales and
	Purchases	Maturities
Global X Silver Miners ETF	$25,607,654	$24,458,168
Global X Gold Explorers ETF	11,307,253	10,920,073
Global X Copper Miners ETF	2,548,462	3,012,267
Global X Uranium ETF	1,018,815	9,624,127
Global X Lithium ETF	7,962,724	9,280,649
Global X Fertilizers/Potash ETF	1,474,447	1,717,576
Global X Junior Miners ETF	593,484	616,975

For the period ended April 30, 2015, in-kind transactions associated with creations and redemptions were:

		Sales and	Realized
	Purchases	Maturities	Gain/(Loss)
Global X Silver Miners ETF	$13,986,906	$9,777,803	$641,239
Global X Gold Explorers ETF	511,642	-	-
Global X Copper Miners ETF	2,972,697	2,146,471	(394,621)
Global X Uranium ETF	26,451,969	5,552,412	(173,657)
Global X Lithium ETF	-	3,694,243	611,762
Global X Fertilizers/Potash ETF	-	2,105,313	108,729
Global X Junior Miners ETF	-	550,853	(163,227)

During the period ended April 30, 2015, there were no purchases or sales of long-term U.S. Government securities for the Funds.

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

41

Notes to Financial Statements (continued)

April 30, 2015 (Unaudited)

5. TAX INFORMATION (continued)

The tax character of dividends and distributions declared during the years ended October 31, 2014 and October 31, 2013 were as follows:

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals

Global X Silver Miners ETF
2014	$1,275,569	$–	$–	$1,275,569
2013	3,117,053	–	–	3,117,053
Global X Gold Explorers ETF
2014	$–	$–	$–	$–
2013	1,890,494	–	–	1,890,494
Global X Copper Miners ETF

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
2014	$225,417	$–	$–	$225,417
2013	1,026,703	–	–	1,026,703
Global X Uranium ETF
2014	$734,117	$–	$–	$734,117
2013	2,536,311	–	–	2,536,311
Global X Lithium ETF
2014	$160,079	$–	$–	$160,079
2013	1,597,778	–	–	1,597,778
Global X Fertilizers/Potash ETF
2014	$366,898	$–	$–	$366,898
2013	330,509	–	–	330,509
Global X Junior Miners ETF
2014	$–	$–	$–	$–
2013	337,710	–	–	337,710

As of October 31, 2014, the components of tax basis distributable earnings (accumulated losses) were as follows:

	Global X Funds
	Global X Silver Miners ETF	Global X Gold Explorers ETF	Global X Copper Miners ETF	Global X Uranium ETF
Undistributed Ordinary Income	$–	$–	$472,475	$8,992,689
Capital Loss Carryforwards	(123,324,501)	(16,217,215)	(8,437,959)	(173,560,460)
Unrealized Depreciation on Investments and Foreign Currency	(170,233,869)	(45,675,521)	(13,400,254)	(156,983,392)
Late Year Loss Deferral *	(40,279)	–	–	–
Other Temporary Differences	–	1	(9)	(9)
Total Accumulated Losses	$(293,598,649)	$(61,892,735)	$(21,365,747)	$(321,551,172)

	Global X Funds
	Global X Lithium ETF	Global X Fertilizers/Potash ETF	Global X Junior Miners ETF
Undistributed Ordinary Income	$301,758	$305,028	$28,543
Capital Loss Carryforwards	(51,683,786)	(2,414,103)	(2,897,051)
Unrealized Depreciation on Investments and Foreign Currency	(1,046,181)	(6,020,657)	(2,851,710)
Other Temporary Differences	(5)	(7)	1
Total Accumulated Losses	$(52,428,214)	$(8,129,739)	$(5,720,217)

42

Notes to Financial Statements (continued)

April 30, 2015 (Unaudited)

5. TAX INFORMATION (concluded)

Deferred late-year losses represent ordinary losses realized on investment transactions from January 1, 2014 through October 31, 2014.

For Federal income tax purposes, capital losses incurred in taxable years beginning before December 22, 2010 may be carried forward for a maximum period of eight years and applied against future gains. As of October 31, 2014, the Funds that had capital loss carryforwards are listed below:

	Global X Silver	Global X Gold	Global X	Global X	Global X Junior
Expiration Date	Miners ETF	Explorers ETF	Uranium ETF	Lithium ETF	Miners ETF
Oct. 2019	$8,433,465	$130,976	$12,705,798	$7,329,308	$506,011

Under the Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years are required to be used prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, preenactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Losses carried forward under these new provisions are as follows:

Global X Funds	Short-Term Loss	Long-Term Loss	Total
Global X Silver Miners ETF	$18,061,290	$96,829,746	$114,891,036
Global X Gold Explorers ETF	5,158,634	10,927,605	16,086,239
Global X Copper Miners ETF	2,044,539	6,393,420	8,437,959
Global X Uranium ETF	40,611,362	120,243,300	160,854,662
Global X Lithium ETF	9,532,302	34,822,176	44,354,478
Global X Fertilizers/Potash ETF	900,313	1,513,790	2,414,103
Global X Junior Miners ETF	1,601,784	789,256	2,391,040

During the fiscal year ended October 31, 2014, no Funds utilized capital loss carryforwards to offset capital gains.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at April 30, 2015 were as follows:

			Aggregated Gross
		Aggregated Gross	Unrealized	Net Unrealized
Global X Funds	Federal Tax Cost	Unrealized Appreciation	Depreciation	Depreciation
Global X Silver Miners ETF	$296,274,009	$-	$(110,320,306)	$(110,320,306)
Global X Gold Explorers ETF	54,740,745	449,033	(21,498,941)	(21,049,908)
Global X Copper Miners ETF	37,577,086	581,960	(9,040,577)	(8,458,617)
Global X Uranium ETF	367,554,416	5,308,041	(94,321,222)	(89,013,182)
Global X Lithium ETF	54,608,821	6,126,203	(6,717,541)	(591,338)
Global X Fertilizers/Potash ETF	19,041,063	1,112,408	(5,575,592)	(4,463,184)
Global X Junior Miners ETF	5,413,653	256,986	(1,680,815)	(1,423,829)

43

Notes to Financial Statements (continued)

April 30, 2015 (Unaudited)

6. CONCENTRATION OF RISKS

The Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The securities markets of emerging countries are less liquid and subject to greater price volatility, and have a smaller market capitalization, than the U.S. securities markets. In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issues or sectors. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as are issuers and securities markets in the U.S. In particular, the assets and profits appearing on the financial statements of emerging country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers. Substantially less information may be publicly available about emerging country issuers than is available about issuers in the United States.

The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

The Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the underlying index in approximately the same proportions as in the underlying index. The Funds may utilize a representative sampling strategy with respect to their underlying indices when a replication strategy might be detrimental to their shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow its underlying index, or, in certain instances, when securities in the underlying index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to the Funds but not the underlying indexes). Commodity related securities are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have a great impact on these Funds.

7. LOANS OF PORTFOLIO SECURITIES

The Funds may lend portfolio securities having a market value up to one-third of the Funds’ total assets. Security loans made pursuant to a securities lending agreement are required at all times to be secured by collateral equal to at least 102% for U.S.-based securities and 105% for foreign-based securities. Such collateral will be cash securities issued or guaranteed by the U.S. Government or any agencies. Cash collateral received in connection with these loans can be invested in repurchase agreements or U.S. Treasury obligations and is recognized in the Schedule of Investments and Statement of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statement of Assets and Liabilities. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral

44

Notes to Financial Statements (continued)

April 30, 2015 (Unaudited)

7. LOANS OF PORTFOLIO SECURITIES (concluded)

available for return to the borrower due to any loss on the collateral invested.

As of April 30, 2015, the value of securities on loan was $6,292,704, $1,016,203, $1,822,630, $16,373,711 and $230,578 for the Global X Silver Miners ETF, Global X Gold Explorers ETF, Global X Copper Miners ETF, Global X Uranium ETF and Global X Lithium ETF, respectively and the value of securities purchased with the cash collateral held from securities on loan was $7,406,470, $1,131,938, $1,998,492, $19,929,835 and $299,890 for the Global X Silver Miners ETF, Global X Gold Explorers ETF, Global X Copper Miners ETF, Global X Uranium ETF and Global X Lithium ETF, respectively.

At April 30, 2015, the following Funds had securities on loan, by counterparty:

	Market Value	Cash Collateral
Global X Silver Miners ETF
BNP Prime Brokerage	$120	$150
Credit Suisse	498,475	594,310
Deutsche Bank Securities	1,941,774	2,445,360
Goldman Sachs & Co.	2,568,912	2,943,000
JPMorgan	662,350	810,500
Merrill Lynch Pierce Fenner & Smith	940,215	1,053,768
National Financial Services	2,919,081	3,201,804
Nomura Securities	23,577	27,264
UBS Securities	419,040	481,627
Global X Gold Explorers ETF
Barclays Capital	916,876	1,167,835
Credit Suisse	782,941	932,890
Deutsche Bank Securities	19,028	28,400
JPMorgan	734,277	952,363
Morgan Stanley	537,708	802,549
Nomura Securities	2,241	3,260
Global X Copper Miners ETF
Credit Suisse	1,231,108	1,288,371
Merrill Lynch Pierce Fenner & Smith	64,523	68,370
UBS Securities	9,739	10,320
Global X Uranium ETF
Barclays Capital	687,060	943,737
BNP Prime Brokerage	248,348	300,000
Citigroup	3,925,069	4,204,195
Credit Suisse	178,436	192,500
Deutsche Bank Securities	1,748,571	1,902,550
Goldman Sachs & Co.	876,501	972,800
JPMorgan	7,465,984	8,273,789
Macquarie Capital	173,338	187,000
Merrill Lynch Pierce Fenner & Smith	1,659,483	1,792,866
Morgan Stanley	4,645,210	5,992,818
UBS Securities	1,198,229	1,273,656
Global X Lithium ETF
Citigroup	126	1,417
Credit Suisse	36,119	156,633
Goldman Sachs & Co.	66,270	74,716
JPMorgan	2,838	25,600
Morgan Stanley	45	400
Nomura Securities	106	1,197

45

Notes to Financial Statements (concluded)

April 30, 2015 (Unaudited)

8. CONTRACTUAL OBLIGATIONS

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

9. REVERSE SHARE SPLIT

Effective May 16, 2013, the Global X Gold Explorers ETF, Global X Uranium ETF and the Global X Junior Miners ETF executed a reverse share split for shareholders of record after the close of markets on May 15, 2013. The effect of this transaction was to divide the number of outstanding shares of the Funds by the ratio below, resulting in a corresponding increase in the net asset value per share. The capital share activity presented in the statement of changes in net assets for each of the years in the period then ended, and per share data in the financial highlights for each of the years in the period then ended, have been given retroactive effect to reflect these reverse share splits. There were no changes in net assets, results of operations or total return as a result of these transactions. The details of the reverse split are as follows:

Fund Name	Ratio
Global X Gold Explorers ETF	1:4
Global X Uranium ETF	1:3
Global X Junior Miners ETF	1:3

10. SUBSEQUENT EVENTS

The Funds have been evaluated regarding the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosure or adjustments were required to the financial statements as of the date the financial statements were issued, except as follows:

Subsequent to the April 30th period end, the following investment portfolios were added to the Trust.

Fund Name

Global X High Quality Dividend Yield Index ETF

Global X S&P 500® Catholic Values Custom Index ETF

Subsequent to the April 30th period end, the following investment portfolios of the Trust commenced operations.

Fund Name	Commenced Operations
Global X Scientific Beta US ETF	May 12, 2015
Global X Scientific Beta Europe ETF	May 12, 2015
Global X Scientific Beta Asia ex-Japan ETF	May 12, 2015
Global X Scientific Beta Japan ETF	May 12, 2015
Global X YieldCo Index ETF	May 27, 2015

46

Disclosure of Fund Expenses (unaudited)

All Exchange Traded Funds (“ETF”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, commissions, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of their investment in a Fund.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2014 to April 30, 2015).

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Funds, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Funds had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

47

Disclosure of Fund Expenses (unaudited) (concluded)

	Beginning Account Value 11/1/2014	Ending Account Value 4/30/2015	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X Silver Miners ETF
Actual Fund Return	$1,000.00	$1,019.10	0.65%	$3.25
Hypothetical 5% Return	1,000.00	1,021.98	0.65	3.26
Global X Gold Explorers ETF
Actual Fund Return	$1,000.00	$1,155.20	0.65%	$3.48
Hypothetical 5% Return	1,000.00	1,021.98	0.65	3.26
Global X Copper Miners ETF
Actual Fund Return	$1,000.00	$982.50	0.65%	$3.25
Hypothetical 5% Return	1,000.00	1,021.93	0.65	3.46
Global X Uranium ETF
Actual Fund Return	$1,000.00	$1,048.40	0.69%	$3.50
Hypothetical 5% Return	1,000.00	1,021.68	0.69	3.46
Global X Lithium ETF
Actual Fund Return	$1,000.00	$1,059.40	0.75%	$3.83
Hypothetical 5% Return	1,000.00	1,021.49	0.75	3.76
Global X Fertilizers/Potash ETF
Actual Fund Return	$1,000.00	$1,101.80	0.69%	$3.60
Hypothetical 5% Return	1,000.00	1,021.78	0.69	3.46
Global X Junior Miners ETF
Actual Fund Return	$1,000.00	$1,029.00	0.69%	$3.47
Hypothetical 5% Return	1,000.00	1,021.78	0.69	3.46

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period.)

48

Approval of Investment Advisory Agreement (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended ("1940 Act"), requires that the board of trustees (the “Board”) of Global X Funds (the “Trust”), including a majority of those trustees who are not "interested persons," as defined in the 1940 Act ("Independent Trustees"), consider on an initial basis and periodically thereafter, at an in-person meeting called for such purpose, the terms of each fund’s investment advisory agreement and whether to approve entering into, or renewing, each such agreement.

At a quarterly Board meeting held on November 14, 2014, the Board (including the Trust’s Independent Trustees voting separately) considered and unanimously approved the continuation of (i) the Investment Advisory Agreement ("Renewal Investment Advisory Agreement") for each fund covered by this Semi-Annual Report (each, a "Renewal Fund") and (ii) the Supervision and Administration Agreement ("Renewal Supervision and Administration Agreement"), on behalf of each Renewal Fund, between the Trust and Global X Management Company ("Global X Management"). The Renewal Investment Advisory Agreement and the Renewal Supervision and Administration Agreement are collectively referred to herein as the "Renewal Agreements."

In advance of the Board meeting, the Board (including the Trust’s Independent Trustees) and the Independent Trustees’ independent legal counsel requested (in writing) detailed information from Global X Management in connection with the Board’s consideration of the Renewal Agreements, and the Board received and reviewed written responses from Global X Management and supporting materials relating to those requests for information. In the course of their consideration of the Renewal Agreements, the Trust’s Independent Trustees were advised by their counsel and, in addition to meeting with management of Global X Management, they met separately in executive session with their counsel.

In determining to approve the continuation of the Renewal Agreements for each Renewal Fund, the Board considered a variety of factors, including but not limited to the factors discussed in greater detail below. After full consideration of the facts below, as well as other factors that were instructive in their consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded that the Renewal Agreements were fair and reasonable and in the best interests of each Renewal Fund and its shareholders.

In reaching this decision, the Board did not assign relative weights to the factors discussed below nor did the Board deem any one factor or group of factors to be determinative. Each member of the Board may have afforded different weight to the various factors.

49

Approval of Investment Advisory Agreement (Unaudited)

RENEWAL AGREEMENTS

Nature, Extent and Quality of Services

With respect to this factor, the Board considered:

•	the terms of the Renewal Agreements and the range of services that would continue to be provided to each Renewal Fund in accordance with the Renewal Agreements;

•	Global X Management’s key personnel and the portfolio managers who would continue to provide investment advisory, supervision and administrative services to each Renewal Fund;

•	Global X Management’s responsibilities under the Renewal Agreements, including, among other things, to: (i) manage the investment operations of each Renewal Fund and the composition of each Renewal Fund’s assets, including the purchase, retention and disposition of its holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights relating to securities and assets held by each Renewal Fund, (iv) select broker-dealers to execute portfolio transactions for each Renewal Fund when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) for the shareholders of each Renewal Fund, the periodic updating of the registration statement, prospectuses, statements of additional information, and other reports and documents for each Renewal Fund that are required to be filed by the Trust with the Securities and Exchange Commission (“SEC”) and other regulatory and governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including creation units) of each Renewal Fund by shareholders and new investors;

•	the nature, extent and quality of the services (including advisory, administrative and compliance services) that have been provided by Global X Management or made available to each Renewal Fund and the adequacy of Global X Management’s personnel resources that would continue to be made available to each Renewal Fund; and

•	the quality of Global X Management’s resources and personnel that would be made available to each Renewal Fund, including Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

Based on these considerations, the Board concluded that, in the exercise of its business judgment, the nature, extent and quality of the services provided to each Renewal Fund by Global X Management were fair and reasonable.

50

Approval of Investment Advisory Agreement (Unaudited)

Performance

With respect to this factor, the Board considered each Renewal Fund’s total return and investment performance relative to (i) the performance of unaffiliated comparable specialized and/or focused exchange-traded funds and/or other registered funds in the same industry classification as each of the Renewal Funds, which performance information is publicly available from such registered funds as well as other third party sources; and (ii) the performance of other comparable funds and pertinent indexes.

Based on these considerations and comparisons, the Board concluded that, in the exercise of its business judgment, the investment performance of each Renewal Fund supported the Board’s approval of the continuation of the Renewal Agreements.

Cost of Services and Profitability

The Board considered Global X Management’s costs in providing investment management and related services to each Renewal Fund. In this regard, the Board considered the management fee (“Management Fee”) that has been borne or expected to be borne by each Renewal Fund under the Renewal Agreements for the various investment advisory, supervisory and administrative services that each Renewal Fund requires under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by each Renewal Fund).

In addition, the Board considered the current and expected profitability to Global X Management from all services provided or expected to be provided to the Renewal Funds, as well as all aspects of Global X Management’s relationship with each of the Renewal Funds. In connection with these considerations, Global X Management provided the Board with financial information regarding its operations and services to the Renewal Funds and discussed with the Board its current and expected profitability with respect to the Renewal Funds.

Based on these considerations, the Board concluded that, in the exercise of its business judgment, the Management Fee paid by each Renewal Fund to Global X Management, as well as the profits anticipated to be realized by Global X Management from its relationship with each of the Renewal Funds, was reasonable and in the best interests of each Renewal Fund and its shareholders.

51

Approval of Investment Advisory Agreement (Unaudited)(Concluded)

Comparison of Fees and Services

With respect to this factor, the Board considered:

•	comparative information with respect to the Management Fee paid to Global X Management by each of the Renewal Funds. In connection with this consideration, Global X Management provided the Board with comparative expense data for each of the Renewal Funds, including fees and expenses paid by unaffiliated comparable specialized and/or focused exchange-traded funds and/or other comparable registered funds, as well as fees and expenses paid by other funds that are series of the Trust under the same unitary Management Fee structure;

•	the structure of the unitary Management Fee (which includes, as one component, the investment advisory fee for each Renewal Fund) and the current total expense ratios for each of the Renewal Funds. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for the Renewal Funds was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratio (i.e., the total fees) of each of the Renewal Funds and that the Management Fee for each Renewal Fund was set at a competitive rate to make each Renewal Fund viable in the marketplace; and

•	that Global X Management is responsible for most ordinary expenses of the Renewal Funds, including the costs of various third-party services required by the Renewal Funds, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that each Renewal Fund bears other expenses not covered under the unitary Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

Based on these considerations and comparisons regarding fees and services, the Board concluded that, in the exercise of its business judgment, it would be in the best interests of each Renewal Fund and its shareholders to approve the Renewal Agreements.

Economies of Scale

With respect to this factor, the Board considered:

•	the extent to which economies of scale would be realized as the Renewal Funds grow and whether the unitary Management Fee for each Renewal Fund reflected these economies of scale;

•	the significant investment of time, personnel and other resources that Global X Management has made and intends to make in the Renewal Funds in order to seek to assure that the Renewal Funds are attractive to investors; and

•	that the unitary Management Fee provides a high level of certainty as to the total level of expenses for the Renewal Funds and their shareholders.

52

Approval of Investment Advisory Agreement (Unaudited)(Concluded)

Based on these considerations regarding economies of scale, the Board concluded that, in the exercise of its business judgment, it would be in the best interests of each Renewal Fund and its shareholders to approve the continuation of the Renewal Agreements.

Other Benefits

The Board also considered any other benefits realized by Global X Management as a result of its relationships with each Renewal Fund. As a result, the Board concluded that, in the exercise of its business judgment, all information it considered supported approval of the continuation of the Renewal Agreements.

53

Supplemental Information (Unaudited)

Net asset value, or “NAV”, is the price per Share at which the Funds issue and redeem Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. The Funds’ Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of the Funds’ holdings. The Market Price of the Funds will fluctuate in accordance with changes in their NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated. A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.GlobalXFunds.com.

54

NOTES

NOTES

623 Fifth Avenue, 15th floor

New York, NY 10022

1-888-GXFund-1

(1-888-493-8631)

www.globalxfunds.com

Investment Adviser and Administrator:

Global X Management Company LLC

623 Fifth Avenue, 15th floor

New York, NY 10022

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Sub-Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:

K&L Gates LLP

1601 K Street N.W.

Washington, DC 20006

Custodian and Transfer Agent:

Brown Brothers Harriman & Co.

40 Water Street

Boston, MA 02109

Independent Registered Public Accounting Firm:

Ernst & Young LLP

2005 Market Street

Suite 700

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-SA-001-0700

Global X China Consumer ETF (ticker: CHIQ)

Global X China Energy ETF (ticker: CHIE)

Global X China Financials ETF (ticker: CHIX)

Global X China Industrials ETF (ticker: CHII)

Global X China Materials ETF (ticker: CHIM)

Global X NASDAQ China Technology ETF (ticker: QQQC)

Global X Southeast Asia ETF (ticker: ASEA)

Global X FTSE Andean 40 ETF (ticker: AND)

Global X MSCI Colombia ETF (ticker: GXG)

Global X Brazil Mid Cap ETF (ticker: BRAZ)

Global X Brazil Consumer ETF (ticker: BRAQ)

Global X Brazil Financials ETF (ticker: BRAF)

Global X MSCI Argentina ETF (ticker: ARGT)

Global X FTSE Greece 20 ETF (ticker: GREK)

Global X MSCI Norway ETF (ticker: NORW)

Global X FTSE Nordic Region ETF (ticker: GXF)

Global X Central Asia & Mongolia Index ETF (ticker: AZIA)

Global X MSCI Nigeria ETF (ticker: NGE)

Global X Next Emerging & Frontier ETF (ticker: EMFM)

Global X FTSE Portugal 20 ETF (ticker: PGAL)

Global X MSCI Pakistan ETF (ticker: PAK)

Semi-Annual Report

April 30, 2015

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, will be available (i) without charge, upon request, by calling 1-888-GXFund-1; and (ii) on the Commission’s website at http://www.sec.gov.

Schedule of Investments	April 30, 2015 (Unaudited)

Global X China Consumer ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 8 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.8%

CHINA— 75.8%
Consumer Goods — 40.2%
ANTA Sports Products	1,090,296	$2,402,515
BYD, Cl H	898,500	5,465,547
China Yurun Food Group * (A)	1,749,888	607,290
Dongfeng Motor Group, Cl H	3,175,146	5,300,683
Great Wall Motor, Cl H	726,399	5,543,242
Guangzhou Automobile Group, Cl H	2,886,417	3,146,659
Hengan International Group	435,449	5,381,913
Li Ning *	1,781,269	988,171
Shenzhou International Group Holdings	626,262	2,953,094
Tingyi Cayman Islands Holding	2,450,925	5,179,380
Tsingtao Brewery, Cl H	427,617	2,722,551
Uni-President China Holdings	1,656,743	1,340,160
Want Want China Holdings	4,902,009	5,381,924
		46,413,129
Consumer Services — 35.6%
Air China, Cl H	2,223,528	2,685,049
Ajisen China Holdings	708,093	440,323
Alibaba Group Holding ADR *	64,300	5,226,947
China Southern Airlines, Cl H	2,115,495	2,071,513
Chow Tai Fook Jewellery Group (A)	1,385,879	1,680,688
Ctrip.com International ADR *	61,528	3,918,103
E-Commerce China Dangdang ADR, Cl A * (A)	54,750	517,935
Golden Eagle Retail Group	692,547	1,038,220
GOME Electrical Appliances Holding (A)	14,950,005	3,838,206
Homeinns Hotel Group ADR *	23,642	661,266
Intime Retail Group	1,498,684	1,682,144
JD.com ADR *	159,300	5,346,108
New Oriental Education & Technology Group ADR *	61,381	1,570,740
Parkson Retail Group	1,430,112	363,471
Sun Art Retail Group	2,698,125	2,781,267
Vipshop Holdings ADR *	185,430	5,245,815
Wumart Stores, Cl H	713,411	624,947

The accompanying notes are an integral part of the financial statements.

1

Schedule of Investments	April 30, 2015 (Unaudited)

Global X China Consumer ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Consumer Services — continued
Youku.com ADR * (A)	78,837	$1,474,252
		41,166,994
TOTAL CHINA		87,580,123

HONG KONG— 24.0%
Consumer Goods — 19.1%
Belle International Holdings, Cl A	3,894,996	5,009,980
Biostime International Holdings (A)	203,800	936,026
Bosideng International Holdings (A)	3,608,262	633,098
China Agri-Industries Holdings	2,869,956	1,640,261
China Foods	938,213	703,253
China Mengniu Dairy	1,022,226	5,176,312
China Resources Enterprise	1,925,888	5,913,462
Skyworth Digital Holdings	2,356,487	2,106,843
		22,119,235
Consumer Services — 4.9%
China Dongxiang Group	3,556,288	871,735
Melco Crown Entertainment ADR (A)	229,977	4,696,130
		5,567,865
TOTAL HONG KONG		27,687,100
TOTAL COMMON STOCK
(Cost $118,160,976)		115,267,223

REPURCHASE AGREEMENTS — 7.1%
Barclays
0.100%, dated 04/30/15, to be repurchased on 05/01/15 repurchase price $6,000,017 (collateralized by U.S. Treasury Obligations, ranging in par value $0-$4,015,829, 0.000%-3.000%, 05/31/15-05/15/37 with a total market value of $6,120,002)(B)	$6,000,000	6,000,000
Deutsche Bank
0.080%, dated 04/30/15, to be repurchased on 05/01/15 repurchase price $2,209,510 (collateralized by U.S. Treasury Notes, par value $2,225,355, 1.500%, 11/30/19 with a total market value of $2,245,360)(B)	2,209,505	2,209,505
TOTAL REPURCHASE AGREEMENTS
(Cost $8,209,505)		8,209,505

TIME DEPOSIT — 0.2%
Brown Brothers Harriman, 0.030%, 05/01/15
(Cost $179,794)	179,794	179,794

TOTAL INVESTMENTS — 107.1%
(Cost $126,550,275)		$123,656,522

Percentages are based on Net Assets of $115,410,933.

*	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

2

Schedule of Investments	April 30, 2015 (Unaudited)

Global X China Consumer ETF

(A)	This security or a partial position of this security is on loan at April 30, 2015. The total value of securities on loan at April 30, 2015 was $7,515,812.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2015 was $8,209,505.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the inputs used as of April 30, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$115,267,223	$—	$—	$115,267,223
Repurchase Agreements	—	8,209,505	—	8,209,505
Time Deposit	—	179,794	—	179,794
Total Investments in Securities	$115,267,223	$8,389,299	$—	$123,656,522

For the period ended April 30, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of April 30, 2015, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

3

Schedule of Investments	April 30, 2015 (Unaudited)

Global X China Energy ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments

	Shares	Value
COMMON STOCK — 100.1%

CHINA— 56.3%
Energy — 37.7%
Anton Oilfield Services Group	32,028	$7,768
China Coal Energy, Cl H	64,991	42,846
China Longyuan Power Group, Cl H	82,276	102,538
China Oilfield Services, Cl H	48,056	99,198
China Petroleum & Chemical, Cl H	345,897	323,979
China Shenhua Energy, Cl H	54,540	141,783
Daqo New Energy ADR *	185	5,078
Hanwha SolarOne ADR *	22,010	53,044
JA Solar Holdings ADR *	912	9,138
JinkoSolar Holding ADR *	573	16,056
PetroChina, Cl H	229,913	295,431
Tianneng Power International	16,915	8,314
Trina Solar ADR *	1,029	12,564
Yanzhou Coal Mining, Cl H	47,075	47,068
Yingli Green Energy Holding ADR *	3,070	5,680
		1,170,485
Oil & Gas — 4.6%
ENN Energy Holdings	19,961	144,213
Utilities — 14.0%
CGN Power, Cl H * (A)	254,700	143,268
Datang International Power Generation, Cl H	71,612	42,129
Huadian Fuxin Energy, Cl H	59,600	32,218
Huadian Power International, Cl H	43,261	47,943
Huaneng Power International, Cl H	91,521	131,062
Huaneng Renewables, Cl H	90,300	39,610
		436,230
TOTAL CHINA		1,750,928

HONG KONG— 43.8%
Energy — 20.0%
Beijing Enterprises Holdings	13,573	124,328
China Gas Holdings	42,537	75,403
CNOOC	180,985	306,812
Kunlun Energy	81,205	96,698

The accompanying notes are an integral part of the financial statements.

4

Schedule of Investments	April 30, 2015 (Unaudited)

Global X China Energy ETF

	Shares	Value
COMMON STOCK — continued

Energy — continued
Shougang Fushan Resources Group	73,615	$18,899
		622,140
Oil & Gas — 2.3%
China Oil & Gas Group	109,200	15,356
Shunfeng International Clean Energy *	39,200	27,714
Xinjiang Goldwind Science & Technology, Cl H	11,800	27,494
		70,564
Utilities — 21.5%
Beijing Jingneng Clean Energy, Cl H	52,500	26,077
China Power International Development	79,784	51,569
China Resources Gas Group	21,200	73,847
China Resources Power Holdings	46,901	141,892
GCL-Poly Energy Holdings	277,211	84,045
Hong Kong & China Gas	60,767	145,035
Power Assets Holdings	14,500	146,756
		669,221
TOTAL HONG KONG		1,361,925

TOTAL INVESTMENTS — 100.1%
(Cost $3,153,227)		$3,112,853

Percentages are based on Net Assets of $3,111,283.

*	Non-income producing security.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the board of Trustees.

ADR — American Depositary Receipt

Cl — Class

As of April 30, 2015, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of April 30, 2015, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

5

Schedule of Investments	April 30, 2015 (Unaudited)

Global X China Financials ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.8%

CHINA— 75.8%
Financials — 70.0%
Agricultural Bank of China, Cl H	9,658,088	$5,457,568
Bank of China, Cl H	16,435,234	11,301,523
Bank of Communications, Cl H	3,258,271	3,350,267
China Citic Bank, Cl H	3,371,122	3,066,178
China Construction Bank, Cl H	11,631,026	11,329,189
China Everbright Bank, Cl H	1,942,300	1,320,568
China Galaxy Securities, Cl H	535,400	879,998
China Life Insurance, Cl H	1,091,840	5,317,529
China Merchants Bank, Cl H	1,772,634	5,362,852
China Minsheng Banking, Cl H	2,462,955	3,616,035
China Pacific Insurance Group, Cl H	930,512	5,078,041
Chongqing Rural Commercial Bank, Cl H	1,035,967	927,554
CITIC Securities, Cl H	436,596	1,943,268
Industrial & Commercial Bank of China, Cl H	13,072,337	11,367,029
PICC Property & Casualty, Cl H	1,904,642	4,236,278
Ping An Insurance Group of China, Cl H	392,707	5,644,009
Sino-Ocean Land Holdings	1,807,652	1,511,206
SOHO China	766,859	582,726
		82,291,818
Real Estate — 5.8%
Agile Property Holdings	581,512	487,647
Country Garden Holdings	2,324,997	1,259,812
Evergrande Real Estate Group	1,887,361	1,789,683
Greentown China Holdings	249,093	309,794
Guangzhou R&F Properties	388,793	497,581
Longfor Properties	492,738	858,191
Shimao Property Holdings	499,904	1,184,113
Shui On Land	1,391,601	450,632
		6,837,453
TOTAL CHINA		89,129,271

HONG KONG— 24.0%
Financials — 22.3%
China Everbright	351,641	1,168,182
China Overseas Land & Investment	1,477,766	6,186,631
China Resources Land	941,708	3,432,168

The accompanying notes are an integral part of the financial statements.

6

Schedule of Investments	April 30, 2015 (Unaudited)

Global X China Financials ETF

	Shares/Face Amount	Value
COMMON STOCK — continued

Financials — continued
CK Hutchison Holdings	260,950	$5,672,716
Franshion Properties China	1,180,058	478,043
Haitong Securities, Cl H	555,300	1,823,263
KWG Property Holding	479,585	486,939
New China Life Insurance, Cl H	392,111	2,435,786
People's Insurance Group of China, Cl H	3,355,600	2,333,419
Shenzhen Investment	907,418	499,884
Sunac China Holdings	738,300	973,459
Yuexiu Property	3,197,545	783,798
		26,274,288
Real Estate — 1.7%
China Taiping Insurance Holdings *	398,330	1,487,735
Poly Property Group	832,307	535,819
		2,023,554
TOTAL HONG KONG		28,297,842
TOTAL COMMON STOCK
(Cost $91,131,330)		117,427,113

TIME DEPOSIT — 0.1%
Brown Brothers Harriman, 0.030%, 05/01/15
(Cost $74,905)	$74,905	74,905

TOTAL INVESTMENTS — 99.9%
(Cost $91,206,235)		$117,502,018

Percentages are based on Net Assets of $117,600,671.

* Non-income producing security.

Cl — Class

The following is a summary of the inputs used as of April 30, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$117,427,113	$—	$—	$117,427,113
Time Deposit	—	74,905	—	74,905
Total Investments in Securities	$117,427,113	$74,905	$—	$117,502,018

For the period ended April 30, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of April 30, 2015, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

7

Schedule of Investments	April 30, 2015 (Unaudited)

Global X China Industrials ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments

	Shares	Value
COMMON STOCK — 99.9%

CHINA—72.3%
Industrials — 72.3%
Anhui Conch Cement, Cl H	138,737	$563,815
BYD, Cl H	93,344	567,809
China Communications Construction, Cl H	275,283	503,604
China COSCO Holdings, Cl H *	403,462	372,691
China Lesso Group Holdings	153,345	113,162
China National Building Material, Cl H	450,217	548,312
China National Materials	162,446	59,939
China Railway Construction, Cl H	267,511	535,633
China Railway Group, Cl H	384,768	542,070
China Shanshui Cement Group (A) (B)	292,452	225,457
China Shipping Container Lines, Cl H *	586,252	332,034
China Shipping Development, Cl H	178,044	149,535
China South Locomotive and Rolling Stock	234,413	453,635
China Zhongwang Holdings	224,908	136,956
Dongfang Electric, Cl H	50,343	114,570
First Tractor, Cl H	60,941	55,114
Guangshen Railway, Cl H	223,388	148,423
Haitian International Holdings	99,496	247,997
Harbin Power Equipment, Cl H	100,071	82,369
Hollysys Automation Technologies	6,117	134,390
Jiangsu Expressway, Cl H	190,979	263,142
Metallurgical Corp of China, Cl H	448,541	265,613
Sany Heavy Equipment International Holdings	137,194	38,763
Shanghai Electric Group, Cl H	441,851	451,476
Weichai Power, Cl H	75,959	302,321
Yangzijiang Shipbuilding Holdings	302,543	334,623
Zhejiang Expressway, Cl H	224,100	356,772
Zhuzhou CSR Times Electric, Cl H	66,993	573,029
TOTAL CHINA		8,473,254

HONG KONG— 27.6%
Industrials — 27.6%
AviChina Industry & Technology, Cl H	325,100	369,930
Beijing Capital International Airport, Cl H	216,971	231,495
China CNR, Cl H * (C)	219,100	449,442
China High Speed Transmission Equipment Group	148,250	134,266
China Huarong Energy *	729,218	97,842
China International Marine Containers Group, Cl H	68,600	185,414

The accompanying notes are an integral part of the financial statements.

8

Schedule of Investments	April 30, 2015 (Unaudited)

Global X China Industrials ETF

	Shares	Value
COMMON STOCK — continued

Industrials — continued
China Merchants Holdings International	134,011	$609,443
China Resources Cement Holdings	271,441	173,346
Shanghai Industrial Holdings	72,399	289,553
Shenzhen International Holdings	165,596	312,343
Sunny Optical Technology Group	104,664	234,412
Zoomlion Heavy Industry Science and Technology	201,500	140,639
TOTAL HONG KONG		3,228,125
TOTAL INVESTMENTS — 99.9%
(Cost $9,706,515)		$11,701,379

Percentages are based on Net Assets of $11,718,671.

*	Non-income producing security.
(A)	Securities considered illiquid. The total value of such securities as of April 30, 2015 was $225,457 and represented 1.9% of Net Assets.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of April 30, 2015, was $225,457 and represents 1.9% of net assets.
(C)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the board of Trustees.

Cl — Class

The following is a summary of the inputs used as of April 30, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$11,475,922	$—	$225,457	$11,701,379
Total Investments in Securities	$11,475,922	$—	$225,457	$11,701,379

(1) Please see Note 2 for details on the unobservable inputs and the interrelationships and sensitivity between these inputs for those Level 3 securities that are not valued by third party pricing vendors or broker quotes.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in
Common Stock
Beginning Balance as of October 31, 2014	$507,987
Transfers out of Level 3	(507,987)
Transfers into Level 3	225,457
Ending Balance as of April 30, 2015	$225,457

For the period ended April 30, 2015, the transfers in and out of Level 3 were due to the lifting of trading halts in the shares of the affected companies. Transfers between levels are recognized at period end.

Net change in unrealized appreciation (depreciation) from investments (Level 3) still held at April 30, 2015 is $0.

The accompanying notes are an integral part of the financial statements.

9

Schedule of Investments	April 30, 2015 (Unaudited)

Global X China Materials ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments

	Shares	Value
COMMON STOCK — 99.9%

CHINA—65.5%
Basic Materials — 65.5%
Aluminum Corp of China, Cl H *	517,699	$333,950
Angang Steel, Cl H	396,784	331,201
BBMG, Cl H	297,200	368,857
China BlueChemical	615,029	274,540
China Hongqiao Group	414,882	388,058
China Molybdenum, Cl H	334,388	335,201
Dongyue Group	393,457	167,512
Fosun International	134,100	335,633
Jiangxi Copper, Cl H	158,841	329,521
Maanshan Iron & Steel, Cl H	632,925	246,600
Real Gold Mining * (A) (B)	97,864	6,481
Sinofert Holdings	643,130	177,560
Sinopec Shanghai Petrochemical, Cl H	642,510	388,764
Sinopec Yizheng Chemical Fibre, Cl H	577,814	336,201
Zhaojin Mining Industry	297,344	212,521
Zijin Mining Group, Cl H	1,042,849	402,278
TOTAL CHINA		4,634,878

HONG KONG— 33.0%
Basic Materials — 33.0%
China Lumena New Materials * (A)(B)	1,082,950	1,746
China Precious Metal Resources Holdings *	1,373,200	116,926
Citic Pacific	172,100	345,037
Fufeng Group	379,244	296,990
Kingboard Chemical Holdings	172,500	315,127
Kingboard Laminates Holdings	274,128	141,111
Nine Dragons Paper Holdings	450,900	369,392
North Mining Shares, Cl C *	2,589,756	126,963
Shougang Concord International Enterprises *	2,248,024	159,513
West China Cement	838,100	143,808
Yingde Gases	364,549	319,345
TOTAL HONG KONG		2,335,958

SINGAPORE—1.4%
Basic Materials — 1.4%
Midas Holdings	350,666	103,250
TOTAL INVESTMENTS — 99.9%
(Cost $6,849,582)		$7,074,086

Percentages are based on Net Assets of $7,077,874.

The accompanying notes are an integral part of the financial statements.

10

Schedule of Investments	April 30, 2015 (Unaudited)

Global X China Materials ETF

*	Non-income producing security.

Cl — Class

(A)	Securities considered illiquid. The total value of such securities as of April 30, 2015 was $8,227 and represented 0.1% of Net Assets.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of April 30, 2015, was $8,227 and represents 0.1% of net assets.

The following is a summary of the inputs used as of April 30, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$6,663,581	$402,278	$8,227	$7,074,086
Total Investments in Securities	$6,663,581	$402,278	$8,227	$7,074,086

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in
Common Stock
Beginning Balance as of October 31, 2014	$121,942
Transfers out of Level 3	(87,457)
Change in unrealized appreciation/(depreciation)	(26,258)
Ending Balance as of April 30, 2015	$8,227

For the period ended April 30, 2015, the transfers in and out of Level 3 were due to the lifting of trading halts in the shares of the affected companies. Transfers between levels are recognized at period end.

Net change in unrealized appreciation (depreciation) from investments (Level 3) still held at April 30, 2015 is $(26,258).

The accompanying notes are an integral part of the financial statements.

11

Schedule of Investments	April 30, 2015 (Unaudited)

Global X NASDAQ China Technology ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.9%

CHINA—68.2%
Technology — 68.2%
21Vianet Group ADR *	20,256	$416,666
Autohome ADR *	12,062	615,644
Baidu ADR *	6,565	1,314,838
BYD Electronic International	336,881	508,506
China Communications Services, Cl H	374,603	211,680
China Finance Online ADR *	8,439	44,558
ChinaCache International Holdings ADR *	4,272	60,192
Coolpad Group	1,094,115	409,350
FIH Mobile *	998,619	533,377
Kingdee International Software Group *	769,949	458,921
Lenovo Group	867,363	1,499,476
NetEase ADR	13,372	1,714,157
Qihoo 360 Technology ADR *	29,256	1,764,137
Semiconductor Manufacturing International *	7,621,474	845,612
Shanghai Baosight Software, Cl B	49,500	221,364
Sohu.com *	12,286	816,405
Tencent Holdings	87,035	1,806,691
Travelsky Technology, Cl H	138,455	269,367
Vimicro International ADR *	8,300	108,647
YY ADR *	12,683	806,131
ZTE, Cl H	268,011	904,187
TOTAL CHINA		15,329,906

HONG KONG— 27.3%
Technology — 27.3%
Alibaba Health Information Technology *	940,029	1,455,313
ASM Pacific Technology	66,143	740,691
China Public Procurement *	3,582,500	117,858
Chinasoft International * (A)	469,276	262,840
Comba Telecom Systems Holdings	383,597	136,095
Digital China Holdings	348,838	540,956
Hi Sun Technology China *	769,300	309,660
Ju Teng International Holdings	336,444	211,386
PAX Global Technology *	272,400	397,118
Suncorp Technologies *	5,153,400	917,501
TCL Communication Technology Holdings	223,132	238,356

The accompanying notes are an integral part of the financial statements.

12

Schedule of Investments	April 30, 2015 (Unaudited)

Global X NASDAQ China Technology ETF

	Shares/Number of Warrants/Face Amount	Value
COMMON STOCK — continued

Technology — continued
V1 Group	1,421,678	$150,400
VTech Holdings	47,032	654,710
TOTAL HONG KONG		6,132,884

UNITED STATES— 4.4%
Technology — 4.4%
NQ Mobile ADR *	33,489	128,598
SINA *	17,997	791,778
Weibo ADR *	3,900	65,052
TOTAL UNITED STATES		985,428
TOTAL COMMON STOCK
(Cost $16,610,577)		22,448,218

WARRANTS — 0.0%
Hong Kong — 0.0%
Ju Teng International Holdings Strike Price $4.60, Expires 10/30/16* (A) (B)
(Cost $–)	42,930	1,496

TIME DEPOSIT — 0.1%
Brown Brothers Harriman, 0.030%, 05/01/15
(Cost $17,794)	$17,794	17,794
TOTAL INVESTMENTS — 100.0%
(Cost $16,628,371)		$22,467,508

Percentages are based on Net Assets of $22,462,584.

*	Non-income producing security.
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of April 30, 2015, was $264,336 and represents 1.2% of net assets.
(B)	Securities considered illiquid. The total value of such securities as of April 30, 2015 was $1,496 and represented 0.0% of Net Assets.
ADR — American Depositary Receipt
Cl — Class

Amounts designated as “—“ are $0 or have been rounded to $0.

The following is a summary of the inputs used as of April 30, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$21,964,014	$484,204	$—	$22,448,218
Warrants	—	—	1,496	1,496
Time Deposit	—	17,794	—	17,794
Total Investments in Securities	$21,964,014	$501,998	$1,496	$22,467,508

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount (over 1%) of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended April 30, 2015 the transfers in and out of Level 3 were due to changes in the availability of observable inputs to determine fair value. Transfers between levels are recognized at period end.

The accompanying notes are an integral part of the financial statements.

13

Schedule of Investments	April 30, 2015 (Unaudited)

Global X Southeast Asia ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 98.9%

INDONESIA—16.3%
Consumer Goods — 4.1%
Astra International	1,256,731	$664,116
Unilever Indonesia	72,596	238,580
		902,696

Financials — 8.4%
Bank Central Asia	766,756	797,071
Bank Mandiri	583,260	483,707
Bank Rakyat Indonesia Persero	672,260	602,895
		1,883,673

Telecommunications — 2.9%
Telekomunikasi Indonesia ADR	15,734	651,073
Utilities — 0.9%
Perusahaan Gas Negara	678,439	214,588
TOTAL INDONESIA		3,652,030

MALAYSIA—26.2%
Basic Materials — 1.3%
Petronas Chemicals Group	183,024	301,657
Financials — 10.6%
CIMB Group Holdings	329,105	545,197
Malayan Banking	297,181	768,507
Public Bank	194,429	1,063,450
		2,377,154

Health Care — 1.3%
IHH Healthcare	170,800	283,907
Industrials — 2.2%
Sime Darby	194,846	495,663

The accompanying notes are an integral part of the financial statements.

14

Schedule of Investments	April 30, 2015 (Unaudited)

Global X Southeast Asia ETF

	Shares	Value
COMMON STOCK — continued
Oil & Gas — 1.4%
Petronas Gas	49,339	$314,750
Telecommunications — 5.4%
Axiata Group	269,128	509,314
DiGi.Com	233,100	393,354
Maxis	163,706	319,001
		1,221,669
Utilities — 4.0%
Tenaga Nasional	220,555	889,280
TOTAL MALAYSIA		5,884,080

PHILIPPINES—4.3%
Consumer Services — 1.8%
SM Investments	19,887	402,161
Financials — 0.9%
SM Prime Holdings	485,400	203,404
Telecommunications — 1.6%
Philippine Long Distance Telephone ADR	5,427	349,716
TOTAL PHILIPPINES		955,281

SINGAPORE—36.9%
Consumer Goods — 1.4%
Wilmar International	131,221	322,963
Consumer Services — 3.5%
Genting Singapore	378,945	293,246
Jardine Cycle & Carriage	6,327	193,027
Singapore Airlines	31,473	289,888
		776,161
Financials — 22.6%
CapitaLand	158,388	441,245
DBS Group Holdings	108,673	1,730,334
Oversea-Chinese Banking	190,736	1,537,926
United Overseas Bank	74,087	1,369,817
		5,079,322
Oil & Gas — 2.6%
Keppel	89,107	586,624
Telecommunications — 6.8%
Singapore Telecommunications	457,834	1,531,240
TOTAL SINGAPORE		8,296,310

THAILAND—15.2%
Consumer Services — 1.6%
CP ALL	274,763	350,070

The accompanying notes are an integral part of the financial statements.

15

Schedule of Investments	April 30, 2015 (Unaudited)

Global X Southeast Asia ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Financials — 4.9%
Bangkok Bank	30,201	$169,488
Kasikornbank	72,918	464,517
Siam Commercial Bank	97,071	468,202
		1,102,207
Industrials — 2.4%
Airports of Thailand	26,700	234,885
Siam Cement	18,986	307,554
		542,439
Oil & Gas — 3.9%
PTT	53,314	575,756
PTT Exploration & Production	86,680	307,646
		883,402
Telecommunications — 2.4%
Advanced Info Service	74,171	539,998
TOTAL THAILAND		3,418,116
TOTAL COMMON STOCK
(Cost $23,991,746)		22,205,817

TIME DEPOSIT — 0.3%
Brown Brothers Harriman, 0.030%, 05/01/15
(Cost $62,278)	$62,278	62,278

TOTAL INVESTMENTS — 99.2%
(Cost $24,054,024)		$22,268,095

Percentages are based on Net Assets of $22,453,339.

ADR — American Depositary Receipt

The following is a summary of the inputs used as of April 30, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$22,205,817	$—	$—	$22,205,817
Time Deposit	—	62,278	—	62,278
Total Investments in Securities	$22,205,817	$62,278	$—	$22,268,095

For the period ended April 30, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of April 30, 2015, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

16

Schedule of Investments	April 30, 2015 (Unaudited)

Global X FTSE Andean 40 ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 96.3%

CHILE—48.0%
Basic Materials — 4.8%
CAP	5,261	$18,776
Empresas CMPC	73,529	206,296
Sociedad Quimica y Minera de Chile ADR	6,029	131,673
		356,745
Consumer Goods — 1.4%
Cia Cervecerias Unidas ADR	4,859	106,266
Consumer Services — 8.8%
Cencosud	73,860	191,370
Latam Airlines Group ADR *	22,198	212,435
SACI Falabella	31,565	246,220
		650,025
Financials — 11.2%
Banco de Chile ADR	2,613	183,433
Banco de Credito e Inversiones	2,845	141,836
Banco Santander Chile ADR	10,251	223,574
Corpbanca ADR	7,005	118,735
Parque Arauco	33,874	69,115
Sociedad Matriz Banco de Chile, Cl B	304,020	92,817
		829,510
Oil & Gas — 3.9%
Empresas COPEC	24,869	285,465
Technology — 1.0%
Sonda	30,924	73,046
Telecommunications — 1.1%
ENTEL Chile	7,155	80,920

The accompanying notes are an integral part of the financial statements.

17

Schedule of Investments	April 30, 2015 (Unaudited)

Global X FTSE Andean 40 ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 15.8%
AES Gener	165,931	$95,594
Aguas Andinas, Cl A	191,342	113,177
Colbun	463,596	140,255
E.CL *	34,572	56,242
Empresa Nacional de Electricidad ADR	6,538	301,532
Enersis ADR	26,112	464,010
		1,170,810
TOTAL CHILE		3,552,787

COLOMBIA— 31.4%
Consumer Goods — 5.1%
Almacenes Exito	18,684	199,014
Grupo Nutresa	17,285	178,350
		377,364
Financials — 13.0%
BanColombia ADR	8,131	368,090
Celsia ESP	25,200	53,033
Financiera Colombiana	8,822	140,801
Grupo Aval Acciones y Valores ADR	8,529	86,314
Grupo de Inversiones Suramericana	19,587	319,478
		967,716
Industrials — 4.8%
Cementos Argos	34,462	145,336
Grupo Argos	26,946	212,006
		357,342
Oil & Gas — 6.0%
Ecopetrol ADR	20,782	355,788
Pacific Rubiales Energy^	25,825	86,989
		442,777
Utilities — 2.5%
Interconexion Electrica	27,680	92,280
Isagen	68,130	90,427
		182,707
TOTAL COLOMBIA		2,327,906

PERU— 16.9%
Basic Materials — 7.2%
Cia de Minas Buenaventura ADR	17,219	192,508
Southern Copper	10,509	342,383
		534,891
Financials — 9.7%
BBVA Banco Continental	22,500	30,456
Credicorp	1,056	158,875

The accompanying notes are an integral part of the financial statements.

18

Schedule of Investments	April 30, 2015 (Unaudited)

Global X FTSE Andean 40 ETF

	Shares/Face Amount	Value

COMMON STOCK — continued
Financials — continued
Credicorp Ltd.	3,441	$524,925
		714,256
TOTAL PERU		1,249,147
TOTAL COMMON STOCK
(Cost $9,535,650)		7,129,840

PREFERRED STOCK — 3.4%
COLOMBIA— 3.4%
Financials — 2.3%
Banco Davivienda	8,380	96,733
Grupo Aval Acciones y Valores	134,171	67,655
		164,388
Industrials — 1.1%
Grupo Argos	10,420	82,417
TOTAL PREFERRED STOCK
(Cost $277,294)		246,805

TIME DEPOSIT — 0.4%
Brown Brothers Harriman, 0.030%, 05/01/15
(Cost $30,783)	$30,783	30,783
TOTAL INVESTMENTS — 100.1%
(Cost $9,843,727)		$7,407,428

Percentages are based on Net Assets of $7,403,149.

*	Non-income producing security.
^	Security traded on the Toronto Stock Exchange.

ADR	— American Depositary Receipt
Cl	— Class
Ltd.	— Limited

The accompanying notes are an integral part of the financial statements.

19

Schedule of Investments	April 30, 2015 (Unaudited)

Global X FTSE Andean 40 ETF

The following is a summary of the inputs used as of April 30, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$7,129,840	$—	$—	$7,129,840
Preferred Stock	246,805	—	—	246,805
Time Deposit	—	30,783	—	30,783
Total Investments in Securities	$7,376,645	$30,783	$—	$7,407,428

For the period ended April 30, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of April 30, 2015, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

20

Schedule of Investments	April 30, 2015 (Unaudited)

Global X MSCI Colombia 40 ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 88.2%

COLOMBIA— 88.2%
Basic Materials — 2.1%
Mineros	2,985,963	$2,146,474
Consumer Goods — 8.7%
Almacenes Exito	446,761	4,758,699
Grupo Nutresa	429,727	4,433,997
		9,192,696
Financials — 32.6%
Banco de Bogota	36,697	961,602
BanColombia ADR	331,961	15,027,874
Bolsa de Valores de Colombia	297,680,626	2,605,085
Celsia ESP	1,902,821	4,004,437
Financiera Colombiana	96,803	1,545,037
Grupo Aval Acciones y Valores	365,311	183,443
Grupo Aval Acciones y Valores ADR	181,711	1,838,915
Grupo de Inversiones Suramericana	493,369	8,047,200
Interbolsa * (A) (B)	1,320,603	550
		34,214,143
Industrials — 15.0%
Cementos Argos	625,587	2,638,277
Cemex Latam Holdings *	743,312	4,119,788
Construcciones El Condor	3,657,776	2,499,845
Constructora Conconcreto	4,711,469	2,297,176
Grupo Argos	526,264	4,140,547
		15,695,633
Oil & Gas — 16.4%
Canacol Energy *	1,090,274	3,537,483
Ecopetrol ADR	550,612	9,426,478
Pacific Rubiales Energy^	1,249,319	4,208,232
		17,172,193
Utilities — 13.4%
Empresa de Energia de Bogota	6,236,977	4,418,503

The accompanying notes are an integral part of the financial statements.

21

Schedule of Investments	April 30, 2015 (Unaudited)

Global X MSCI Colombia ETF

	Shares/Face Amount	Value
COMMON STOCK — continued

Utilities — continued
Interconexion Electrica	1,389,162	$4,631,215
Isagen	3,783,882	5,022,259
		14,071,977
TOTAL COMMON STOCK
(Cost $111,504,617)		92,493,116

PREFERRED STOCK — 11.2%

COLOMBIA— 11.2%
Consumer Services — 3.4%
Avianca Holdings*	2,271,776	3,550,168
Financials — 7.1%
Banco Davivienda	430,881	4,973,811
Grupo Aval Acciones y Valores	1,431,941	722,042
Grupo de Inversiones Suramericana	121,603	1,798,973
		7,494,826
Industrials — 0.7%
Grupo Argos	84,538	668,652
TOTAL PREFERRED STOCK
(Cost $12,046,626)		11,713,646

TIME DEPOSIT — 0.4%
Brown Brothers Harriman, 0.030%, 05/01/15
(Cost $402,749)	$402,749	402,749
TOTAL INVESTMENTS — 99.8%
(Cost $123,953,992)		$104,609,511

Percentages are based on Net Assets of $104,777,965.

*	Non-income producing security.
^	Security traded on the Toronto Stock Exchange.
ADR	— American Depositary Receipt

(A)	Securities considered illiquid. The total value of such securities as of April 30, 2015 was $550 and represented 0.0% of Net Assets.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of April 30, 2015, was $550 and represents 0.0% of net assets.

The accompanying notes are an integral part of the financial statements.

22

Schedule of Investments	April 30, 2015 (Unaudited)

Global X MSCI Colombia ETF

The following is a summary of the inputs used as of April 30, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$92,492,566	$—	$550	$92,493,116
Preferred Stock	11,713,646	—	—	11,713,646
Time Deposit	—	402,749	—	402,749
Total Investments in Securities	$104,206,212	$402,749	$550	$104,609,511

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in
Common Stock
Beginning Balance as of October 31, 2014	$3,471,731
Transfers out of Level 3	(3,471,090)
Change in unrealized appreciation/(depreciation)	(91)
Ending Balance as of April 30, 2015	$550

For the period ended April 30, 2015, the transfers in and out of Level 3 were due to the lifting of trading halts in the shares of the affected companies. Transfers between levels are recognized at period end.

Net change in unrealized appreciation (depreciation) from investments (Level 3) still held at April 30, 2015 is $(91).

The accompanying notes are an integral part of the financial statements.

23

Schedule of Investments	April 30, 2015 (Unaudited)

Global X Brazil Mid Cap ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 93.7%

BRAZIL— 93.7%
Basic Materials — 12.0%
Cia Siderurgica Nacional ADR	59,729	$160,671
Fibria Celulose ADR	20,645	289,236
Gerdau ADR	41,386	139,057
		588,964
Consumer Goods — 10.2%
Cosan, Cl A	6,496	47,161
Cosan Industria e Comercio	4,683	45,346
Hypermarcas *	14,787	98,118
JBS	38,645	197,925
M Dias Branco	1,656	47,377
Natura Cosmeticos	7,069	66,729
		502,656
Consumer Services — 13.6%
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	5,430	182,122
Kroton Educacional	65,180	240,373
Localiza Rent a Car	5,902	69,508
Lojas Renner	5,081	178,264
		670,267
Financials — 12.5%
BM&F Bovespa	70,706	291,165
BR Malls Participacoes	16,891	92,479
CETIP - Mercados Organizados	8,752	100,155
Cyrela Brazil Realty Empreendimentos e Participacoes	9,239	36,043
Multiplan Empreendimentos Imobiliarios	3,099	54,250
Porto Seguro	3,706	45,957
		620,049
Industrials — 11.1%
Duratex	11,163	31,676

The accompanying notes are an integral part of the financial statements.

24

Schedule of Investments	April 30, 2015 (Unaudited)

Global X Brazil Mid Cap ETF

	Shares/Face Amount	Value
COMMON STOCK — continued

Industrials — continued
EcoRodovias Infraestrutura e Logistica	7,927	$23,445
Embraer ADR	4,304	134,199
Klabin	38,344	236,530
WEG	23,170	124,540
		550,390
Telecommunications — 7.0%
Oi ADR	21,943	42,350
Tim Participacoes ADR	19,075	299,859
		342,209
Utilities — 27.3%
Centrais Eletricas Brasileiras ADR	41,555	101,810
Cia de Saneamento Basico do Estado de Sao Paulo ADR	25,777	151,826
Cia Energetica de Minas Gerais ADR	28,851	141,947
Cia Paranaense de Energia ADR	3,783	41,386
CPFL Energia ADR	19,743	257,056
EDP - Energias do Brasil	9,381	35,158
Tractebel Energia	8,167	96,265
Ultrapar Participacoes ADR	22,755	519,724
		1,345,172
TOTAL COMMON STOCK
(Cost $5,835,750)		4,619,707

PREFERRED STOCK — 4.9%

BRAZIL— 4.9%
Basic Materials — 1.2%
Braskem	5,694	23,638
Metalurgica Gerdau	10,355	33,802
		57,440
Consumer Services — 2.1%
Lojas Americanas	18,749	106,653
Financials — 0.7%
Bradespar	8,696	34,940
Utilities — 0.9%
Cia Energetica de Sao Paulo	6,966	43,389
TOTAL PREFERRED STOCK
(Cost $522,400)		242,422

CORPORATE OBLIGATIONS — 0.8%
Hypermarcas
11.300%, 10/15/18(A) (B)	$59,000	19,999
3.000%, 10/15/18(A) (B)	59,000	19,998

TOTAL CORPORATE OBLIGATIONS
(Cost $70,852)		39,997

The accompanying notes are an integral part of the financial statements.

25

Schedule of Investments	April 30, 2015 (Unaudited)

Global X Brazil Mid Cap ETF

	Number of Warrants/Face Amount	Value
WARRANTS — 0.0%
Brazil — 0.0%
Hypermarcas - Strike Price 29.48, Expires 10/15/15*(A) (B)
(Cost $–)	59	$—

TIME DEPOSIT — 0.1%
Brown Brothers Harriman, 0.030%, 05/01/15
(Cost $5,999)	$5,999	5,999
TOTAL INVESTMENTS — 99.5%
(Cost $6,435,001)		$4,908,125

Percentages are based on Net Assets of $4,931,150.

*	Non-income producing security.
ADR	— American Depositary Receipt
Cl	— Class

(A)	Securities considered illiquid. The total value of such securities as of April 30, 2015 was $39,997 and represented 0.8% of Net Assets.

(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of April 30, 2015, was $39,997 and represents 0.8% of net assets.

Amounts designated as “—“ are $0 or have been rounded to $0.

The following is a summary of the inputs used as of April 30, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$4,619,707	$—	$—	$4,619,707
Preferred Stock	242,422	—	—	242,422
Corporate Obligations	—	—	39,997	39,997
Warrants	—	—	—	—
Time Deposit	—	5,999	—	5,999
Total Investments in Securities	$4,862,129	$5,999	$39,997	$4,908,125

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount (over 1%) of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended April 30, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

26

Schedule of Investments	April 30, 2015 (Unaudited)

Global X Brazil Consumer ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 92.8%

BRAZIL— 92.8%
Consumer Goods — 51.2%
AMBEV ADR	56,545	$357,930
Arezzo Industria e Comercio	7,612	62,184
BRF ADR	13,775	295,749
Cia Hering	25,503	151,366
Cosan, Cl A	30,125	218,707
Cosan Industria e Comercio	21,907	212,127
Gafisa ADR *	36,185	63,686
Grendene	12,152	72,084
Hypermarcas *	55,180	366,143
JBS	80,316	411,348
M Dias Branco	7,668	219,374
Marfrig Alimentos *	43,486	59,450
Minerva *	17,785	50,881
Natura Cosmeticos	27,346	258,137
Sao Martinho	8,642	109,385
SLC Agricola	7,526	43,790
Souza Cruz	46,592	413,247
		3,365,588
Consumer Services — 41.6%
B2W Cia Digital *	16,924	153,211
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	8,575	287,606
Cosan Logistica *	26,287	20,511
Estacio Participacoes	33,700	200,803
GAEC Educacao	6,400	41,528
Gol Linhas Aereas Inteligentes ADR	17,423	44,254
International Meal Alimentacao *	7,267	18,101
Kroton Educacional	52,228	192,608
Localiza Rent a Car	27,101	319,170
Lojas Renner	12,621	442,801
Marisa Lojas	8,496	40,482
Multiplus	7,827	86,646
Raia Drogasil	35,242	399,888
Restoque Comercio e Confeccoes de Roupas	17,379	51,574

The accompanying notes are an integral part of the financial statements.

27

Schedule of Investments	April 30, 2015 (Unaudited)

Global X Brazil Consumer ETF

	Shares/Face Amount/ Number of Warrants	Value
COMMON STOCK — continued

Consumer Services — continued
Smiles	10,381	$178,956
Via Varejo	39,854	248,768
		2,726,907
TOTAL COMMON STOCK
(Cost $7,473,969)		6,092,495

PREFERRED STOCK — 5.8%

BRAZIL— 5.8%
Consumer Goods — 1.0%
Alpargatas	19,258	64,342
Consumer Services — 4.8%
Lojas Americanas	56,112	319,191
TOTAL PREFERRED STOCK
(Cost $349,681)		383,533

CORPORATE OBLIGATIONS — 0.8%
Hypermarcas
11.300%, 10/15/18(A) (B)	$84,000	28,473
3.000%, 10/15/18(A) (B)	84,000	28,472
TOTAL CORPORATE OBLIGATIONS
(Cost $100,874)		56,945

WARRANTS — 0.0%
Brazil — 0.0%
Hypermarcas - Strike Price 29.48 Expires 10/15/15*(A) (B)
(Cost $–)	84	—

TIME DEPOSIT — 0.6%
Brown Brothers Harriman, 0.030%, 05/01/15
(Cost $36,272)	36,272	36,272
TOTAL INVESTMENTS — 100.0%
(Cost $7,960,796)		$6,569,245

Percentages are based on Net Assets of $6,567,292.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

*	Non-income producing security.
(A)	Securities considered illiquid. The total value of such securities as of April 30, 2015 was $56,945 and represented 0.9% of Net Assets.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of April 30, 2015, was $56,945 and represents 0.9% of net assets.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

28

Schedule of Investments	April 30, 2015 (Unaudited)

Global X Brazil Consumer ETF

The following is a summary of the inputs used as of April 30, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$6,092,495	$—	$—	$6,092,495
Preferred Stock	383,533	—	—	383,533
Corporate Obligations	—	—	56,945	56,945
Warrants	—	—	—	—
Time Deposit	—	36,272	—	36,272
Total Investments in Securities	$6,476,028	$36,272	$56,945	$6,569,245

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount (over 1%) of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended April 30, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

29

Schedule of Investments	April 30, 2015 (Unaudited)

Global X Brazil Financials ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 96.5%

BRAZIL— 96.5%
Financials — 96.5%
Aliansce Shopping Centers	2,682	$15,140
Banco Bradesco ADR	11,854	126,719
Banco do Brasil	6,543	57,139
Banco Santander Brasil ADR	25,121	136,407
BB Seguridade Participacoes	5,357	62,054
BM&F Bovespa	16,981	69,927
BR Malls Participacoes	9,851	53,935
BR Properties	6,594	24,186
Brasil Brokers Participacoes	7,064	6,477
Brasil Insurance Participacoes e Administracao	3,444	2,148
CETIP - Mercados Organizados	5,218	59,713
Cielo	4,805	66,407
Cyrela Brazil Realty Empreendimentos e Participacoes	8,984	35,049
Even Construtora e Incorporadora	8,254	13,376
Ez Tec Empreendimentos e Participacoes	1,914	12,100
Grupo BTG Pactual, Cl Miscellaneous	5,799	57,525
Helbor Empreendimentos	4,030	4,313
Iguatemi Empresa de Shopping Centers	2,506	22,486
Itau Unibanco Holding ADR	9,995	128,136
LPS Brasil Consultoria de Imoveis	2,217	4,199
MRV Engenharia e Participacoes	10,991	29,868
Multiplan Empreendimentos Imobiliarios	2,951	51,659
PDG Realty Empreendimentos e Participacoes *	49,966	8,664
Porto Seguro	3,633	45,051
Qualicorp *	6,620	53,661
Sul America	12,263	57,777
TOTAL COMMON STOCK
(Cost $1,465,210)		1,204,116

PREFERRED STOCK — 2.7%

BRAZIL— 2.7%
Financials — 2.7%
Banco ABC Brasil	1,997	8,823

The accompanying notes are an integral part of the financial statements.

30

Schedule of Investments	April 30, 2015 (Unaudited)

Global X Brazil Financials ETF

	Shares/Number of Rights/Face Amount	Value
PREFERRED STOCK— continued

Financials — continued
Banco do Estado do Rio Grande do Sul	6,668	$25,235
TOTAL PREFERRED STOCK
(Cost $43,404)		34,058

RIGHT — 0.1%
Brazil — 0.1%
PDG Realty Empreendimentos e Participacoes*
(Cost $–)	42,911	1,431

TIME DEPOSIT — 0.5%
Brown Brothers Harriman, 0.030%, 05/01/15
(Cost $6,190)	$6,190	6,190
TOTAL INVESTMENTS — 99.8%
(Cost $1,514,804)		$1,245,795

Percentages are based on Net Assets of $1,248,333.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

Amounts designated as “—“ are $0 or have been rounded to $0.

The following is a summary of the inputs used as of April 30, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,204,116	$—	$—	$1,204,116
Preferred Stock	34,058	—	—	34,058
Right	1,431	—	—	1,431
Time Deposit	—	6,190	—	6,190
Total Investments in Securities	$1,239,605	$6,190	$—	$1,245,795

For the period ended April 30, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of April 30, 2015, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

31

Schedule of Investments	April 30, 2015 (Unaudited)

Global X MSCI Argentina ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.9%

ARGENTINA— 84.6%
Basic Materials — 21.0%
Tenaris ADR	138,145	$4,247,959
Consumer Goods — 2.5%
Cresud SACIF y A ADR *	38,539	506,792
Consumer Services — 19.1%
Arcos Dorados Holdings, Cl A	123,356	740,136
MercadoLibre	22,017	3,133,680
		3,873,816
Financials — 15.8%
Banco Macro ADR	16,097	889,359
BBVA Banco Frances ADR	47,734	920,312
Grupo Financiero Galicia ADR	42,356	933,526
IRSA Inversiones y Representaciones ADR	24,914	451,442
		3,194,639
Oil & Gas — 13.2%
Petrobras Argentina ADR	87,263	616,950
Transportadora de Gas del Sur ADR	130,336	642,556
YPF ADR	46,432	1,418,033
		2,677,539
Telecommunications — 7.4%
Grupo Clarin GDR, Cl B	48,631	680,834
Telecom Argentina ADR	38,670	806,656
		1,487,490
Utilities — 5.6%
Empresa Distribuidora Y Comercializadora Norte ADR *	29,763	423,825
Pampa Energia ADR *	43,137	702,270
		1,126,095
TOTAL ARGENTINA		17,114,330

The accompanying notes are an integral part of the financial statements.

32

Schedule of Investments	April 30, 2015 (Unaudited)

Global X MSCI Argentina ETF

	Shares/Face Amount	Value
COMMON STOCK — continued

CANADA— 5.5%
Basic Materials — 3.3%
Pan American Silver	28,761	$273,804
Silver Standard Resources *	73,094	397,997
		671,801
Industrials — 1.8%
Finning International	17,667	360,560
Oil & Gas — 0.4%
Pan American Silver	8,878	84,657
TOTAL CANADA		1,117,018

CHILE— 5.4%
Consumer Goods — 3.8%
Cia Cervecerias Unidas ADR	17,943	392,413
Embotelladora Andina ADR, Cl B	19,615	370,920
		763,333
Consumer Services — 1.6%
Cencosud	129,538	335,631
TOTAL CHILE		1,098,964

HONG KONG— 0.9%
Oil & Gas — 0.9%
EPI Holdings *	13,912,600	179,491

MEXICO— 1.7%
Consumer Goods — 1.7%
Arca Continental	54,900	336,350

SPAIN— 1.8%
Consumer Goods — 1.8%
Prosegur Cia de Seguridad	62,600	361,253
TOTAL COMMON STOCK
(Cost $20,789,456)		20,207,406

TIME DEPOSIT — 0.0%
Brown Brothers Harriman, 0.030%, 05/01/15
(Cost $7,222)	$7,222	7,222
TOTAL INVESTMENTS — 99.9%
(Cost $20,796,678)		$20,214,628

Percentages are based on Net Assets of $20,230,723.

*	Non-income producing security.

 ADR — American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements.

33

Schedule of Investments	April 30, 2015 (Unaudited)

Global X MSCI Argentina ETF

The following is a summary of the inputs used as of April 30, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$20,207,406	$—	$—	$20,207,406
Time Deposit	—	7,222	—	7,222
Total Investments in Securities	$20,207,406	$7,222	$—	$20,214,628

For the period ended April 30, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of April 30, 2015, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

34

Schedule of Investments	April 30, 2015 (Unaudited)

Global X FTSE Greece 20 ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.2%

GREECE— 99.2%
Basic Materials — 3.7%
Mytilineos Holdings *	1,553,929	$10,708,706
Consumer Goods — 23.3%
Coca-Cola HBC	2,596,387	55,022,401
JUMBO	1,211,153	12,472,262
		67,494,663
Consumer Services — 13.1%
FF Group	417,878	12,595,995
OPAP	2,828,786	25,199,848
		37,795,843
Financials — 24.9%
Alpha Bank AE *	37,766,603	13,161,307
Eurobank Ergasias *	98,694,228	14,929,877
National Bank of Greece ADR *	20,246,290	29,559,583
Piraeus Bank *	31,956,151	14,180,135
		71,830,902
Industrials — 9.1%
Ellaktor	2,689,019	6,026,353
Metka	507,281	4,717,994
Titan Cement	524,798	13,231,388
Viohalco *	767,391	2,261,534
		26,237,269
Oil & Gas — 5.6%
Hellenic Petroleum	1,372,942	6,830,710
Motor Oil Hellas Corinth Refineries	1,082,785	9,463,843
		16,294,553
Real Estate Investment Trusts — 2.1%
Grivalia Properties	757,112	6,023,504

The accompanying notes are an integral part of the financial statements.

35

Schedule of Investments	April 30, 2015 (Unaudited)

Global X FTSE Greece 20 ETF

	Shares/Face Amount	Value
COMMON STOCK — continued

Telecommunications — 10.2%
Hellenic Telecommunications Organization	3,261,214	$29,600,226
Utilities — 7.2%
Athens Water Supply & Sewage	822,740	4,609,601
Public Power	2,112,585	14,179,853
Terna Energy	677,193	2,033,658
		20,823,112
TOTAL COMMON STOCK
(Cost $325,289,132)		286,808,778

TIME DEPOSIT — 0.5%
Brown Brothers Harriman, 0.030%, 05/01/15
(Cost $1,309,371)	$1,309,371	1,309,371
TOTAL INVESTMENTS — 99.7%
(Cost $326,598,503)		$288,118,149

Percentages are based on Net Assets of $288,948,309.

*	Non-income producing security.

ADR — American Depositary Receipt

The following is a summary of the inputs used as of April 30, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$286,808,778	$—	$—	$286,808,778
Time Deposit	—	1,309,371	—	1,309,371
Total Investments in Securities	$286,808,778	$1,309,371	$—	$288,118,149

For the period ended April 30, 2015, the transfers out of Level 3 were due to the lifting of trading halts in the shares of the affected companies. Transfers between levels are recognized at period end.

As of April 30, 2015, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

36

Schedule of Investments	April 30, 2015 (Unaudited)

Global X MSCI Norway ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 8 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 98.9%

BERMUDA— 0.4%
Industrials — 0.4%
Avance Gas Holding (A)	21,700	$342,685

CYPRUS— 0.2%
Oil & Gas — 0.2%
Songa Offshore *	810,500	181,772

NORWAY— 95.7%
Basic Materials — 10.0%
Borregaard	88,400	683,339
Norsk Hydro	685,457	3,237,398
Yara International (B)	104,667	5,367,040
		9,287,777
Consumer Goods — 10.7%
Austevoll Seafood	113,800	661,461
Bakkafrost P	31,855	748,236
Kongsberg Automotive Holding *	414,393	344,801
Leroy Seafood Group	24,000	796,231
Marine Harvest	233,381	2,850,869
Orkla	498,358	3,908,561
Salmar	44,040	715,931
		10,026,090
Consumer Services — 5.4%
Norwegian Air Shuttle *	23,831	999,349
Schibsted (B)	65,170	4,058,693
		5,058,042
Financials — 19.5%
Aker, Cl A	26,560	597,428
DnB (B)	623,098	11,080,238

The accompanying notes are an integral part of the financial statements.

37

Schedule of Investments	April 30, 2015 (Unaudited)

Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — continued

Financials — continued
Gjensidige Forsikring (B)	173,143	$3,012,282
Norwegian Property	271,668	365,925
Selvaag Bolig	55,987	211,006
SpareBank 1 Nord Norge	86,022	504,568
SpareBank 1 SMN	112,600	1,004,890
Storebrand *	420,988	1,489,422
		18,265,759
Industrials — 4.5%
American Shipping	55,365	233,642
BW LPG (A)	68,260	603,746
Deep Sea Supply	437,800	235,298
Golden Ocean Group *	110,843	544,985
Hexagon Composites (B)	82,800	267,008
Hoegh LNG Holdings	45,150	608,151
Ocean Yield	46,009	344,968
Stolt-Nielsen	33,450	623,678
Thin Film Electronics *	361,749	295,237
Wilh Wilhelmsen, Cl B	65,327	424,792
		4,181,505
Oil & Gas — 30.7%
Aker Solutions	141,586	862,048
Aker Solutions (B)	153,086	298,635
Archer *	478,800	177,275
Awilco Drilling	20,633	169,078
BW Offshore	460,000	341,849
Det Norske Oljeselskap * (B)	102,305	746,024
DNO International * (B)	589,184	1,106,357
Fred Olsen Energy (B)	35,660	319,428
Kvaerner	222,200	173,974
Odfjell Drilling *	131,203	116,656
Petroleum Geo-Services (B)	182,090	1,205,315
ProSafe	216,270	769,164
REC Solar *	32,720	442,896
Renewable Energy * (B)	1,774,500	496,874
Seadrill	297,090	3,763,153
Statoil	734,817	15,504,731
TGS Nopec Geophysical	87,400	2,219,940
		28,713,397
Technology — 3.5%
Atea (B)	73,392	818,118
Nordic Semiconductor	154,744	1,180,781
Opera Software (B)	128,900	1,255,558
		3,254,457

The accompanying notes are an integral part of the financial statements.

38

Schedule of Investments	April 30, 2015 (Unaudited)

Global X MSCI Norway ETF

	Shares/Face Amount(1)	Value
COMMON STOCK — continued

Telecommunications — 11.4%
Telenor	473,996	$10,712,165
TOTAL NORWAY		89,499,192

UNITED KINGDOM— 2.6%
Oil & Gas — 2.6%
Subsea 7	216,524	2,403,588
TOTAL COMMON STOCK
(Cost $114,737,174)		92,427,237

REPURCHASE AGREEMENTS — 12.9%
Barclays
0.100%, dated 04/30/15, to be repurchased on 05/01/15 repurchase price $10,000,028 (collateralized by U.S. Treasury Obligations, ranging in par value $0-$8,945,383, 0.000-3.000%, 05/31/15-05/15/37 with a total market value of $10,200,004)(C)	10,000,000	10,000,000
Deutsche Bank
0.080%, dated 04/30/15, to be repurchased on 05/01/15 repurchase price $2,012,284 (collateralized by U.S. Treasury Notes, par value $2,026,715, 1.500%, 11/30/19 with a total market value of $2,044,935)(C)	2,012,280	2,012,280
TOTAL REPURCHASE AGREEMENTS
(Cost $12,012,280)		12,012,280

TIME DEPOSITS — 0.2%
Brown Brothers Harriman
0.030%, 05/01/15	199,578	199,578
0.365%, 05/01/15, NOK	76,184	10,110
TOTAL TIME DEPOSITS
(Cost $209,688)		209,688

TOTAL INVESTMENTS — 112.0%
(Cost $126,959,142)		$104,649,205

Percentages are based on Net Assets of $93,459,164.

*	Non-income producing security.
Cl	— Class
NOK	— Norwegian Krone
(1)	In U.S. Dollars unless otherwise indicated.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the board of Trustees.
(B)	This security or a partial position of this security is on loan at April 30, 2015. The total value of securities on loan at April 30, 2015 was $14,782,848.

(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2015 was $12,012,280.

The accompanying notes are an integral part of the financial statements.

39

Schedule of Investments	April 30, 2015 (Unaudited)

Global X MSCI Norway ETF

The following is a summary of the inputs used as of April 30, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$92,427,237	$—	$—	$92,427,237
Repurchase Agreements	—	12,012,280	—	12,012,280
Time Deposits	—	209,688	—	209,688
Total Investments in Securities	$92,427,237	$12,221,968	$—	$104,649,205

For the period ended April 30, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of April 30, 2015, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

40

Schedule of Investments	April 30, 2015 (Unaudited)

Global X FTSE Nordic Region ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 98.3%

DENMARK— 26.4%
Consumer Goods — 1.5%
Carlsberg, Cl B	9,491	$865,021
Financials — 3.3%
Danske Bank	66,073	1,875,045
Health Care — 19.4%
Coloplast, Cl B	8,983	733,747
Novo Nordisk ADR	164,601	9,262,098
Novozymes, Cl B	20,740	958,524
		10,954,369
Industrials — 2.2%
A P Moller - Maersk, Cl B	607	1,203,974
TOTAL DENMARK		14,898,409

FINLAND— 11.7%
Financials — 3.7%
Sampo, Cl A	43,071	2,092,690
Industrials — 2.6%
Kone, Cl B	34,674	1,494,710
Technology — 4.0%
Nokia ADR	343,102	2,257,611
Utilities — 1.4%
Fortum	40,009	793,527
TOTAL FINLAND		6,638,538

NORWAY— 11.1%
Basic Materials — 2.5%
Norsk Hydro	119,720	565,435

The accompanying notes are an integral part of the financial statements.

41

Schedule of Investments	April 30, 2015 (Unaudited)

Global X FTSE Nordic Region ETF

	Shares	Value
COMMON STOCK — continued

Basic Materials — continued
Yara International	15,797	$810,027
		1,375,462
Financials — 3.1%
DnB	97,766	1,738,524
Oil & Gas — 3.0%
Statoil ADR	80,219	1,703,050
Telecommunications — 2.5%
Telenor	63,276	1,430,018
TOTAL NORWAY		6,247,054

SWEDEN— 49.1%
Consumer Goods — 2.4%
Svenska Cellulosa, Cl B	52,853	1,338,043
Consumer Services — 5.6%
Hennes & Mauritz, Cl B	80,015	3,184,176
Financials — 19.3%
Investor, Cl B	41,321	1,683,451
Nordea Bank	267,705	3,404,680
Skandinaviska Enskilda Banken, Cl A	132,725	1,681,643
Svenska Handelsbanken, Cl A	40,327	1,861,242
Swedbank, Cl A	95,605	2,225,729
		10,856,745
Industrials — 14.3%
Assa Abloy, Cl B	28,599	1,660,727
Atlas Copco, Cl A	56,623	1,766,428
Hexagon, Cl B	23,000	853,306
Sandvik	89,151	1,121,013
SKF, Cl B	37,389	913,417
Volvo, Cl B	127,893	1,758,264
		8,073,155
Technology — 4.9%
Ericsson ADR	251,174	2,742,820
Telecommunications — 2.6%
TeliaSonera	237,101	1,476,495
TOTAL SWEDEN		27,671,434
TOTAL COMMON STOCK
(Cost $49,368,765)		55,455,435

The accompanying notes are an integral part of the financial statements.

42

Schedule of Investments	April 30, 2015 (Unaudited)

Global X FTSE Nordic Region ETF

	Face Amount	Value
TIME DEPOSIT — 0.6%
Brown Brothers Harriman, 0.030%, 05/01/15
(Cost $317,389)	$317,389	$317,389

TOTAL INVESTMENTS — 98.9%
(Cost $49,686,154)		$55,772,824

Percentages are based on Net Assets of $56,383,413.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the inputs used as of April 30, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$55,455,435	$—	$—	$55,455,435
Time Deposit	—	317,389	—	317,389
Total Investments in Securities	$55,455,435	$317,389	$—	$55,772,824

For the period ended April 30, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of April 30, 2015, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

43

Schedule of Investments	April 30, 2015 (Unaudited)

Global X Central Asia & Mongolia Index ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.3%

CANADA— 14.0%
Basic Materials — 14.0%
Centerra Gold	15,552	$80,119
Dundee Precious Metals *	41,613	99,974
SouthGobi Resources *	42,850	30,018
Turquoise Hill Resources *	39,958	166,226
TOTAL CANADA		376,337

CHINA— 9.4%
Oil & Gas — 9.4%
MIE Holdings	974,500	119,437
SPT Energy Group	591,100	133,454
TOTAL CHINA		252,891

HONG KONG— 2.5%
Basic Materials — 2.5%
Mongolia Energy *	975,500	66,702

KAZAKHSTAN— 28.5%
Financials — 7.4%
Halyk Savings Bank of Kazakhstan JSC GDR *	25,857	200,392
Oil & Gas — 14.1%
KazMunaiGas Exploration Production JSC GDR	20,058	227,658
Nostrum Oil & Gas *	16,024	151,444
		379,102
Telecommunications — 7.0%
KCell JSC GDR	22,133	187,024
TOTAL KAZAKHSTAN		766,518

MONGOLIA— 5.5%
Basic Materials — 5.5%
Mongolian Mining *	2,679,550	148,650

NETHERLANDS— 6.3%
Telecommunications — 6.3%
VimpelCom ADR	29,696	168,376

The accompanying notes are an integral part of the financial statements.

44

Schedule of Investments	April 30, 2015 (Unaudited)

Global X Central Asia & Mongolia Index ETF

	Shares/Face Amount	Value
COMMON STOCK — continued

SWEDEN— 4.0%
Telecommunications — 4.0%
TeliaSonera	17,386	$108,268

UNITED ARAB EMIRATES— 7.9%
Oil & Gas — 7.9%
Dragon Oil	22,248	212,148

UNITED KINGDOM— 21.2%
Basic Materials — 17.6%
Central Asia Metals	49,929	144,634
China Nonferrous Gold *	252,613	85,891
KAZ Minerals	35,192	141,207
Polymetal International	12,420	101,063
		472,795
Financials — 3.6%
Bank of Georgia Holdings	3,473	95,855
TOTAL UNITED KINGDOM		568,650
TOTAL COMMON STOCK
(Cost $2,952,554)		2,668,540

U.S. TREASURY OBLIGATION — 11.2%
United States Treasury Bills
0.001%, 05/14/15(A)
(Cost $300,002)	$300,000	299,999

TOTAL INVESTMENTS — 110.5%
(Cost $3,252,556)		$2,968,539

Percentages are based on Net Assets of $2,685,783.

*	Non-income producing security.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

(A)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

The following is a summary of the inputs used as of April 30, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,668,540	$—	$—	$2,668,540
U.S. Treasury Obligation	—	299,999	—	299,999
Total Investments in Securities	$2,668,540	$299,999	$—	$2,968,539

For the period ended April 30, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of April 30, 2015, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

45

Schedule of Investments	April 30, 2015 (Unaudited)

Global X MSCI Nigeria ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.4%

NIGERIA— 99.4%
Consumer Goods — 31.4%
Flour Mills of Nigeria	3,529,489	$633,889
Guinness Nigeria	1,751,451	1,496,214
Nestle Nigeria	529,815	2,529,268
Nigerian Breweries	6,977,839	5,505,480
		10,164,851
Financials — 50.2%
Access Bank	28,161,000	847,660
Diamond Bank	31,131,800	719,629
Ecobank Transnational	14,303,234	1,487,824
FBN Holdings	33,043,192	1,627,253
First City Monument Bank	33,515,516	562,522
Guaranty Trust Bank	25,114,500	3,628,351
Stanbic IBTC Holdings	9,219,850	1,364,445
Transnational Corp of Nigeria	68,885,500	1,107,707
UAC of Nigeria	4,652,680	981,973
United Bank for Africa	42,123,362	1,119,762
Zenith Bank	26,582,000	2,825,172
		16,272,298
Industrials — 9.0%
Dangote Cement	1,504,200	1,394,597
Lafarge Africa	3,206,959	1,514,845
		2,909,442
Oil & Gas — 8.8%
Forte Oil	1,222,994	1,091,783
Oando	9,945,050	899,552
SEPLAT Petroleum Development	455,167	862,301
		2,853,636
TOTAL COMMON STOCK
(Cost $35,496,687)		32,200,227

The accompanying notes are an integral part of the financial statements.

46

Schedule of Investments	April 30, 2015 (Unaudited)

Global X MSCI Nigeria ETF

	Face Amount	Value
TIME DEPOSIT — 0.2%
Brown Brothers Harriman, 0.030%, 05/01/15
(Cost $64,645)	$64,645	$64,645

TOTAL INVESTMENTS — 99.6%
(Cost $35,561,332)		$32,264,872

Percentages are based on Net Assets of $32,393,986.

The following is a summary of the inputs used as of April 30, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$32,200,227	$—	$—	$32,200,227
Time Deposit	—	64,645	—	64,645
Total Investments in Securities	$32,200,227	$64,645	$—	$32,264,872

For the period ended April 30, 2015, the transfer into Level 1 from Level 2 was due to changes in the availability of observable inputs to determine fair value. Transfers between Levels are recognized at period end.

As of April 30, 2015, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

47

Schedule of Investments	April 30, 2015 (Unaudited)

Global X Next Emerging & Frontier ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.5%

ARGENTINA— 3.7%
Consumer Services — 2.0%
Arcos Dorados Holdings, Cl A	91,050	$546,300
MercadoLibre	15,219	2,166,120
		2,712,420
Oil & Gas — 1.7%
YPF ADR	72,199	2,204,958
TOTAL ARGENTINA		4,917,378

AUSTRALIA— 0.7%
Basic Materials — 0.6%
Paladin Energy *	2,280,600	629,587
Resolute Mining *	878,900	232,233
		861,820
Consumer Services — 0.1%
Donaco International *	261,700	127,978
iSentric *	34,028	3,892
		131,870
TOTAL AUSTRALIA		993,690

BAHRAIN— 0.1%
Financials — 0.1%
Al-Salam Bank	245,400	91,118

The accompanying notes are an integral part of the financial statements.

48

Schedule of Investments	April 30, 2015 (Unaudited)

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued

BANGLADESH— 1.0%
Consumer Services — 0.3%
Square Pharmaceuticals	110,066	$347,979
Telecommunications — 0.7%
GrameenPhone	224,000	931,870
TOTAL BANGLADESH		1,279,849

CANADA— 3.2%
Basic Materials — 2.7%
Acacia Mining	187,830	833,908
Asanko Gold *	64,024	94,087
Endeavour Mining *	315,145	163,914
First Quantum Minerals	88,116	1,344,383
Turquoise Hill Resources *	271,872	1,135,746
		3,572,038
Oil & Gas — 0.5%
Pan American Silver	66,496	634,080
TOTAL CANADA		4,206,118

CAYMAN ISLANDS— 0.3%
Consumer Services — 0.3%
NagaCorp	630,983	455,054

CHILE— 4.4%
Basic Materials — 0.3%
Empresas CMPC	91,200	255,875
Sociedad Quimica y Minera de Chile, Cl B	7,300	160,081
		415,956
Consumer Services — 1.5%
Cencosud	68,400	177,223
Latam Airlines Group *	81,860	783,375
SACI Falabella	139,280	1,086,441
		2,047,039
Financials — 0.3%
Banco de Chile	1,978,527	227,398
Banco Santander Chile	4,466,600	240,469
		467,867
Oil & Gas — 0.2%
Empresas COPEC	19,380	222,459
Utilities — 2.1%
Empresa Nacional de Electricidad	891,449	1,373,332
Enersis	4,028,453	1,407,186
		2,780,518
TOTAL CHILE		5,933,839

The accompanying notes are an integral part of the financial statements.

49

Schedule of Investments	April 30, 2015 (Unaudited)

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued

COLOMBIA— 1.1%
Consumer Goods — 0.1%
Almacenes Exito	12,540	$133,570
Financials — 0.1%
Grupo de Inversiones Suramericana	10,671	174,052
Industrials — 0.1%
Cementos Argos	41,046	173,103
Oil & Gas — 0.8%
Ecopetrol	601,248	508,630
Pacific Rubiales Energy^	145,679	490,708
		999,338
TOTAL COLOMBIA		1,480,063

CZECH REPUBLIC— 1.4%
Financials — 0.2%
Komercni Banka	1,254	279,251
Telecommunications — 0.1%
O2 Czech Republic	17,100	140,206
Utilities — 1.1%
CEZ	53,351	1,385,095
TOTAL CZECH REPUBLIC		1,804,552

EGYPT— 0.6%
Financials — 0.5%
Commercial International Bank Egypt SAE	56,100	406,741
Talaat Moustafa Group	174,850	230,534
		637,275
Telecommunications — 0.1%
Global Telecom Holding SAE *	290,003	123,146
TOTAL EGYPT		760,421

FRANCE— 0.2%
Oil & Gas — 0.2%
Etablissements Maurel et Prom	30,841	288,566

GREECE— 0.0%
Industrials — 0.0%
Metka	7,682	71,447

HUNGARY— 0.9%
Consumer Services — 0.2%
Richter Gedeon Nyrt	15,996	269,629
Financials — 0.6%
OTP Bank	36,870	818,241

The accompanying notes are an integral part of the financial statements.

50

Schedule of Investments	April 30, 2015 (Unaudited)

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued

Oil & Gas — 0.1%
MOL Hungarian Oil & Gas	3,078	$171,198
TOTAL HUNGARY		1,259,068

INDONESIA— 8.4%
Basic Materials — 1.0%
Indocement Tunggal Prakarsa	161,600	261,801
Semen Indonesia Persero	1,173,385	1,131,519
		1,393,320
Consumer Goods — 2.0%
Astra International	2,352,897	1,243,383
Charoen Pokphand Indonesia	616,500	134,833
Gudang Garam	87,514	337,566
Indofood CBP Sukses Makmur TBK	228,300	232,483
Indofood Sukses Makmur	456,700	237,819
Unilever Indonesia	106,669	350,557
		2,536,641
Consumer Services — 0.3%
Kalbe Farma	2,452,800	339,655
Financials — 3.1%
Bank Central Asia	1,501,668	1,561,040
Bank Mandiri	1,989,118	1,649,606
Bank Rakyat Indonesia Persero	1,079,100	967,756
		4,178,402
Industrials — 0.2%
United Tractors	136,800	225,845
Telecommunications — 1.1%
Telekomunikasi Indonesia Persero	7,401,105	1,493,068
Utilities — 0.7%
Perusahaan Gas Negara	3,125,339	988,535
TOTAL INDONESIA		11,155,466

KAZAKHSTAN— 0.1%
Oil & Gas — 0.1%
KazMunaiGas Exploration Production JSC GDR	17,975	204,016

KENYA— 0.3%
Telecommunications — 0.3%
Safaricom	2,064,500	379,448

KUWAIT— 1.1%
Financials — 1.1%
Kuwait Finance House	407,895	919,352
National Bank of Kuwait SAK	180,319	514,002
TOTAL KUWAIT		1,433,354

The accompanying notes are an integral part of the financial statements.

51

Schedule of Investments	April 30, 2015 (Unaudited)

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued

LUXEMBOURG— 0.2%
Consumer Goods — 0.2%
Adecoagro *	23,432	$227,525

MALAYSIA— 10.7%
Basic Materials — 0.2%
Petronas Chemicals Group	130,590	215,236
Consumer Goods — 0.4%
British American Tobacco Malaysia	10,255	192,862
IOI	170,500	207,769
Kuala Lumpur Kepong	29,100	180,900
		581,531
Consumer Services — 0.4%
Genting	91,200	224,063
Genting Malaysia	216,600	261,513
		485,576
Energy — 0.6%
Sapurakencana Petroleum	1,104,867	825,199
Financials — 2.4%
CIMB Group Holdings	325,770	539,672
Malayan Banking	473,526	1,224,533
Public Bank	252,100	1,378,888
		3,143,093
Health Care — 0.3%
IHH Healthcare	220,952	367,271
Industrials — 1.2%
MISC	136,800	351,459
Sime Darby	492,599	1,253,109
		1,604,568
Oil & Gas — 0.2%
Petronas Dagangan	22,800	136,998
Petronas Gas	30,149	192,331
		329,329
Telecommunications — 3.4%
Axiata Group	665,767	1,259,938
DiGi.Com	947,702	1,599,239
Maxis	662,596	1,291,146
Telekom Malaysia	187,185	389,454
		4,539,777
Utilities — 1.6%
Tenaga Nasional	497,373	2,005,412

The accompanying notes are an integral part of the financial statements.

52

Schedule of Investments	April 30, 2015 (Unaudited)

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued

Utilities — continued
YTL	432,600	$202,848
		2,208,260
TOTAL MALAYSIA		14,299,840

MEXICO— 10.2%
Basic Materials — 2.6%
Fresnillo	84,461	933,884
Grupo Mexico, Cl B	442,368	1,365,328
Industrias Penoles	10,224	173,052
Mexichem	324,017	925,799
		3,398,063
Consumer Goods — 2.7%
Arca Continental	47,138	288,795
Coca-Cola Femsa	22,800	182,107
Fomento Economico Mexicano	77,209	697,756
Grupo Bimbo, Ser A *	91,200	244,195
Grupo Lala, Cl B	286,681	576,688
Kimberly-Clark de Mexico, Cl A	95,183	209,316
Wal-Mart de Mexico	563,580	1,324,482
		3,523,339
Consumer Services — 0.2%
Grupo Elektra	8,778	226,180
Financials — 1.0%
Grupo Financiero Banorte, Cl O	117,984	668,460
Grupo Financiero Inbursa, Cl O	296,400	707,189
		1,375,649
Industrials — 1.8%
Alfa, Cl A	527,070	1,068,833
Cemex, Cl Preference *	590,126	568,962
OHL Mexico *	97,590	196,948
Promotora y Operadora de Infraestructura *	54,013	618,863
		2,453,606
Telecommunications — 1.6%
America Movil	1,324,767	1,386,784
Grupo Televisa	106,121	771,681
		2,158,465
Utilities — 0.3%
Infraestructura Energetica Nova	75,340	439,163
TOTAL MEXICO		13,574,465

NIGERIA— 0.3%
Consumer Goods — 0.1%
Nigerian Breweries	203,800	160,797

The accompanying notes are an integral part of the financial statements.

53

Schedule of Investments	April 30, 2015 (Unaudited)

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued

Financials — 0.2%
Guaranty Trust Bank	1,440,500	$208,113
TOTAL NIGERIA		368,910

OMAN— 0.6%
Financials — 0.2%
BankMuscat SAOG	155,610	214,189
Telecommunications — 0.4%
Oman Telecommunications SAOG	130,710	551,626
TOTAL OMAN		765,815

PAKISTAN— 0.6%
Oil & Gas — 0.5%
Oil & Gas Development	97,000	174,416
Pakistan Petroleum	273,600	484,615
		659,031
Telecommunications — 0.1%
Pakistan Telecommunication	732,193	149,700
TOTAL PAKISTAN		808,731

PANAMA— 1.3%
Consumer Services — 1.3%
Copa Holdings, Cl A	15,832	1,755,610

PAPUA NEW GUINEA— 1.2%
Oil & Gas — 1.2%
Oil Search	243,127	1,551,389

PERU— 0.6%
Financials — 0.6%
Credicorp Ltd.	5,280	805,464

PHILIPPINES— 4.3%
Consumer Goods — 0.5%
JG Summit Holdings	194,549	312,379
Universal Robina	97,517	476,964
		789,343
Consumer Services — 1.0%
SM Investments	68,384	1,382,883
Financials — 0.5%
Ayala	20,520	359,434
SM Prime Holdings	803,297	336,616
		696,050
Industrials — 0.6%
Alliance Global Group	467,400	266,606
DMCI Holdings	644,930	217,246

The accompanying notes are an integral part of the financial statements.

54

Schedule of Investments	April 30, 2015 (Unaudited)

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued

Industrials — continued
International Container Terminal Services	91,200	$225,286
		709,138
Real Estate — 0.3%
Ayala Land	410,700	356,469
Technology — 1.0%
Philippine Long Distance Telephone	21,734	1,351,969
Utilities — 0.4%
Aboitiz Power	268,758	259,222
Manila Electric	41,040	239,992
		499,214
TOTAL PHILIPPINES		5,785,066

POLAND— 5.2%
Basic Materials — 0.9%
KGHM Polska Miedz	34,906	1,222,982
Consumer Goods — 0.1%
LPP *	80	169,571
Financials — 1.6%
Bank Pekao	12,124	629,866
Bank Zachodni	2,418	249,096
Powszechna Kasa Oszczednosci Bank Polski	58,391	584,056
Powszechny Zaklad Ubezpieczen	5,455	710,309
		2,173,327
Oil & Gas — 1.6%
Polski Koncern Naftowy Orlen S.A.	93,186	1,768,136
Polskie Gornictwo Naftowe i Gazownictwo	155,800	280,596
		2,048,732
Utilities — 1.0%
PGE	226,950	1,304,816
TOTAL POLAND		6,919,428

QATAR— 1.8%
Financials — 0.8%
Qatar National Bank	17,970	977,476
Industrials — 1.0%
Industries Qatar QSC	34,406	1,371,495
TOTAL QATAR		2,348,971

RUSSIA— 0.7%
Basic Materials — 0.7%
Polyus Gold International	334,421	964,893

The accompanying notes are an integral part of the financial statements.

55

Schedule of Investments	April 30, 2015 (Unaudited)

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued

SOUTH AFRICA— 10.5%
Basic Materials — 1.4%
Anglo American Platinum *	16,530	$452,302
AngloGold Ashanti	46,330	522,504
Aquarius Platinum *	358,903	48,922
Impala Platinum Holdings	58,120	320,832
Kumba Iron Ore	18,816	252,052
Mondi	16,671	334,308
		1,930,920
Consumer Goods — 0.5%
Tiger Brands	24,143	625,982
Consumer Services — 4.8%
Aspen Pharmacare Holdings	27,161	822,362
Mediclinic International	91,856	969,101
Naspers, Cl N	14,064	2,200,889
Shoprite Holdings	41,254	587,265
Steinhoff International Holdings	190,611	1,204,935
Woolworths Holdings	100,418	751,866
		6,536,418
Financials — 1.5%
FirstRand	210,980	1,002,831
Standard Bank Group	59,765	872,770
		1,875,601
Industrials — 0.6%
Bidvest Group	27,860	751,903
Oil & Gas — 0.1%
Exxaro Resources	18,240	148,347
Technology — 0.4%
Sasol	14,733	592,258
Telecommunications — 1.2%
MTN Group	36,163	722,888
Vodacom Group	66,110	819,950
		1,542,838
TOTAL SOUTH AFRICA		14,004,267

SOUTH KOREA— 0.2%
Consumer Services — 0.2%
Kolao Holdings	17,679	331,481

THAILAND— 9.3%
Basic Materials — 0.4%
PTT Global Chemical	309,031	602,313

The accompanying notes are an integral part of the financial statements.

56

Schedule of Investments	April 30, 2015 (Unaudited)

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued

Consumer Goods — 1.2%
Charoen Pokphand Foods	949,957	$642,622
Thai Beverage	1,701,307	918,376
		1,560,998
Consumer Services — 1.4%
Bangkok Dusit Medical Services, Cl F	1,639,200	1,004,454
CP ALL	604,922	770,718
		1,775,172
Financials — 0.5%
Siam Commercial Bank	149,760	722,337
Industrials — 2.1%
Airports of Thailand	112,494	989,633
Siam Cement	22,360	364,923
Siam Cement NVDR	81,940	1,337,288
		2,691,844
Oil & Gas — 1.8%
PTT	2,000	21,599
PTT Ltd.	139,391	1,505,330
PTT Exploration & Production	261,860	929,398
		2,456,327
Telecommunications — 1.9%
Advanced Info Service	177,954	1,295,585
Intouch Holdings	9,000	21,022
Intouch Holdings, Cl F	17,400	40,643
Intouch Holdings NVDR	265,830	620,929
Total Access Communication	195,721	515,055
Total Access Communication NVDR	12,300	32,369
		2,525,603
TOTAL THAILAND		12,334,594

TURKEY— 8.1%
Basic Materials — 1.4%
Eregli Demir ve Celik Fabrikalari	1,122,773	1,888,671
Consumer Goods — 0.3%
Anadolu Efes Biracilik Ve Malt Sanayii	17,100	143,823
Coca-Cola Icecek	10,260	173,931
Ford Otomotiv Sanayi	14,820	183,093
		500,847
Consumer Services — 1.7%
BIM Birlesik Magazalar	65,479	1,211,600
Turk Hava Yollari *	325,875	1,081,723
		2,293,323
Financials — 1.3%
Akbank	174,800	509,015

The accompanying notes are an integral part of the financial statements.

57

Schedule of Investments	April 30, 2015 (Unaudited)

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued

Financials — continued
Turkiye Garanti Bankasi	175,725	$559,004
Turkiye Is Bankasi, Cl C	262,444	590,589
		1,658,608
Industrials — 1.2%
Enka Insaat ve Sanayi	111,254	239,131
KOC Holding	283,636	1,341,231
		1,580,362
Oil & Gas — 1.2%
Tupras Turkiye Petrol Rafinerileri	63,723	1,545,940
Telecommunications — 1.0%
Turk Telekomunikasyon	86,336	238,500
Turkcell Iletisim Hizmetleri	241,140	1,072,675
		1,311,175
TOTAL TURKEY		10,778,926

UKRAINE— 0.3%
Consumer Goods — 0.3%
Kernel Holding	47,731	460,898

UNITED ARAB EMIRATES— 3.6%
Financials — 1.3%
First Gulf Bank PJSC	268,161	1,113,398
National Bank of Abu Dhabi PJSC	175,054	529,030
		1,642,428
Industrials — 0.7%
DP World	41,977	968,829
Real Estate — 1.6%
Emaar Properties PJSC	962,671	2,159,683
TOTAL UNITED ARAB EMIRATES		4,770,940

UNITED KINGDOM— 1.9%
Basic Materials — 0.6%
KAZ Minerals	202,035	810,661
Financials — 0.3%
Bank of Georgia Holdings	16,074	443,646
Oil & Gas — 0.4%
Afren *	433,500	21,984
Premier Oil	178,973	482,417
		504,401
Telecommunications — 0.6%
Cable & Wireless Communications	742,262	768,817
TOTAL UNITED KINGDOM		2,527,525

The accompanying notes are an integral part of the financial statements.

58

Schedule of Investments	April 30, 2015 (Unaudited)

Global X Next Emerging & Frontier ETF

	Shares/Face Amount(1)	Value
COMMON STOCK — continued

UNITED STATES— 0.2%
Oil & Gas — 0.2%
Vaalco Energy *	86,184	$212,874

VIETNAM— 0.2%
Utilities — 0.2%
PetroVietnam Gas JSC	72,070	220,316
TOTAL COMMON STOCK
(Cost $146,240,270)		132,531,375

PREFERRED STOCK — 0.2%

COLOMBIA— 0.2%
Consumer Services — 0.1%
Avianca Holdings *	110,101	172,058
Financials — 0.1%
Banco Davivienda *	14,100	162,761
TOTAL PREFERRED STOCK
(Cost $454,492)		334,819

CONVERTIBLE BOND — 0.0%
BankMuscat SAOG 4.500%, 03/20/17
(Cost $–)	2,702	737

TIME DEPOSITS — 0.3%
Brown Brothers Harriman
0.030%, 05/01/15	380,936	380,936
0.150%, 05/01/15, CAD	25	20
5.010%, 05/01/15, ZAR	206	17
TOTAL TIME DEPOSITS
(Cost $380,973)		380,973
TOTAL INVESTMENTS — 100.0%
(Cost $147,075,735)		$133,247,904

Percentages are based on Net Assets of $133,249,078.

*	Non-income producing security.
(1)	In U.S. Dollars unless otherwise indicated.

^	Security traded on the Toronto Stock Exchange.

ADR – American Depositary Receipt

CAD – Canadian Dollar

Cl – Class

GDR – Global Depositary Receipt

Ltd. –Limited

NVDR – Non-voting Depository Receipt

Ser – Series

ZAR – South African Rand

The accompanying notes are an integral part of the financial statements.

59

Schedule of Investments	April 30, 2015 (Unaudited)

Global X Next Emerging & Frontier ETF

Amounts designated as “—“ are $0 or have been rounded to $0.

The following is a summary of the inputs used as of April 30, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$132,403,397	$127,978	$—	$132,531,375
Preferred Stock	334,819	—	—	334,819
Convertible Bond	—	737	—	737
Time Deposits	—	380,973	—	380,973
Total Investments in Securities	$132,738,216	$509,688	$—	$133,247,904

For the period ended April 30, 2015 the transfers out of Level 3 were due to changes in the availability of observable inputs to determine fair value. Transfers between levels are recognized at period end.

As of April 30, 2015, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

60

Schedule of Investments	April 30, 2015 (Unaudited)

Global X FTSE Portugal 20 ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 8 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.9%

PORTUGAL— 99.9%
Basic Materials — 12.0%
Altri	237,828	$1,018,288
Cimpor Cimentos de Portugal *	130,799	197,865
Portucel	439,503	2,152,650
Semapa-Sociedade de Investimento e Gestao	141,203	2,023,696
Sonae Industria *	11,261,021	99,686
		5,492,185
Consumer Goods — 9.3%
Jeronimo Martins	164,637	2,402,901
Sonae	1,324,513	1,843,353
		4,246,254
Consumer Services — 4.8%
NOS SGPS	301,905	2,198,945
Energy — 17.9%
Galp Energia	599,681	8,191,335
Financials — 18.8%
Banco BPI, Cl G * (A)	1,160,348	1,898,331
Banco Comercial Portugues, Cl R *	59,304,008	5,920,964
Banco Espirito Santo * (C)(D)	2,085,614	—
BANIF - Banco Internacional do Funchal *	104,226,516	782,499
		8,601,794
Industrials — 6.8%
CTT-Correios de Portugal	193,100	2,180,008
Mota-Engil	223,532	773,478
Sonae Capital *	298,669	130,522
		3,084,008

The accompanying notes are an integral part of the financial statements.

61

Schedule of Investments	April 30, 2015 (Unaudited)

Global X FTSE Portugal 20 ETF

	Shares/Face Amount	Value
COMMON STOCK — continued

Telecommunication Services — 3.1%
Portugal Telecom (A)	1,800,135	$1,155,820
Sonaecom *	110,045	270,051
		1,425,871
Utilities — 27.2%
EDP Renovaveis	289,545	2,028,781
Energias de Portugal	2,248,018	8,997,916
REN - Redes Energeticas Nacionais	461,641	1,443,242
		12,469,939
TOTAL COMMON STOCK
(Cost $51,005,811)		45,710,331

REPURCHASE AGREEMENT — 1.7%
Deutsche Bank
0.080%, dated 04/30/15, to be repurchased on 05/01/15 repurchase price $783,901 (collateralized by U.S. Treasury Notes, par value $789,522, 1.500%, 11/30/19 with a total market value of $796,620)(B)
(Cost $783,899)	$783,899	783,899

TIME DEPOSIT — 0.0%
Brown Brothers Harriman, 0.030%, 05/01/15
(Cost $2,780)	2,780	2,780

TOTAL INVESTMENTS — 101.6%
(Cost $51,792,490)		$46,497,010

Percentages are based on Net Assets of $45,760,309.

*	Non-income producing security.
Cl	Class
(A)	This security or a partial position of this security is on loan at April 30, 2015. The total value of securities on loan at April 30, 2015 was $735,633.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2015 was $783,899.
(C)	Security considered illiquid. The total value of such securities as of April 30, 2015 was $0 and represented 0.0% of Net Assets.
(D)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of April 30, 2015, was $0 and represents 0.0% of net assets.

Amounts designated as “—“ are $0 or have been rounded to $0.

The following is a summary of the inputs used as of April 30, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$45,710,331	$—	$—	$45,710,331
Repurchase Agreement	—	783,899	—	783,899
Time Deposit	—	2,780	—	2,780
Total Investments in Securities	$45,710,331	$786,679	$—	$46,497,010

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount (over 1%) of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended April 30, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

62

Schedule of Investments	April 30, 2015 (Unaudited)

Global X MSCI Pakistan ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 100.2%

PAKISTAN— 100.2%
Basic Materials — 23.2%
DG Khan Cement	36,600	$49,441
Engro *	33,000	102,727
Fatima Fertilizer	88,500	33,012
Fauji Cement	180,600	59,836
Fauji Fertilizer	85,500	119,777
Fauji Fertilizer Bin Qasim	16,800	8,013
Lucky Cement *	24,200	115,953
Millat Tractors	7,200	43,192
		531,951
Consumer Discretionary — 2.5%
Indus Motor	4,800	57,337
Consumer Services — 1.7%
Nishat Mills	34,800	38,416
Financials — 37.0%
Askari Bank	160,800	34,031
Bank Al Habib	203,400	93,514
Bank Alfalah	186,600	54,630
Habib Bank	96,700	190,766
IGI Insurance	15,300	34,155
MCB Bank	86,900	236,108
National Bank of Pakistan	140,700	78,912
United Bank	73,700	128,780
		850,896
Health Care — 1.6%
Abbott Laboratories Pakistan	6,600	36,024
Oil & Gas — 22.9%
Attock Petroleum	6,300	34,448

The accompanying notes are an integral part of the financial statements.

63

Schedule of Investments	April 30, 2015 (Unaudited)

Global X MSCI Pakistan ETF

	Shares	Value
COMMON STOCK — continued

Oil & Gas — continued
National Refinery *	11,100	$23,675
Oil & Gas Development	109,800	197,431
Pakistan Oilfields	19,800	71,838
Pakistan Petroleum	39,000	69,079
Pakistan State Oil	28,500	106,744
Shell Pakistan	9,900	23,890
		527,105
Telecommunications — 1.4%
Pakistan Telecommunication	160,800	32,876
Utilities — 9.9%
Hub Power	106,742	102,213
K-Electric	543,600	40,094
Kot Addu Power	67,200	58,757
SUI Southern Gas *	76,500	27,633
		228,697
TOTAL INVESTMENTS — 100.2%
(Cost $2,306,923)		$2,303,302

Percentages are based on Net Assets of $2,297,960.

*	Non-income producing security.

As of April 30, 2015, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of April 30, 2015, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

64

Statements of Assets and Liabilities

April 30, 2015 (Unaudited)

	Global X China Consumer ETF	Global X China Energy ETF	Global X China Financials ETF	Global X China Industrials ETF
Assets:
Cost of Investments	$118,340,770	$3,153,227	$91,206,235	$9,706,515
Cost of Repurchase Agreement	8,209,505	—	—	—
Cost of Foreign Currency	2	1	2	—
Investments, at Value	$115,447,017 *	$3,112,853	$117,502,018	$11,701,379
Repurchase Agreement, at Value	8,209,505	—	—	—
Foreign Currency, at Value	2	1	2	—
Cash	—	—	—	—
Receivable for Investment Securities Sold	16,046,409	274,165	6,831,971	953,181
Dividend and Interest Receivable	10,329	—	4,863	—
Receivable for Capital Shares Sold	—	—	1,936,655	987,205
Total Assets	139,713,262	3,387,019	126,275,509	13,641,765
Liabilities:
Payable for Investment Securities Purchased	16,030,249	271,631	8,617,998	1,908,992
Obligation to Return Securities Lending Collateral	8,209,505	—	—	—
Payable due to Investment Adviser	60,675	1,860	56,840	4,658
Cash Overdraft	1,900	2,245	—	9,444
Total Liabilities	24,302,329	275,736	8,674,838	1,923,094
Net Assets	$115,410,933	$3,111,283	$117,600,671	$11,718,671
Net Assets Consist of:
Paid-in Capital	$146,472,367	$3,610,114	$91,366,617	$11,081,448
Distributions in Excess of Net Investment Income	(346,601)	(11,340)	(181,686)	(21,734)
Accumulated Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(27,821,079)	(447,117)	119,958	(1,335,907)
Net Unrealized Appreciation (Depreciation) on Investments	(2,893,753)	(40,374)	26,295,783	1,994,864
Net Unrealized Depreciation on Foreign Currency Translations	(1)	—	(1)	—
Net Assets	$115,410,933	$3,111,283	$117,600,671	$11,718,671
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	7,450,000	200,000	6,100,000	600,000
Net Asset Value, Offering and Redemption Price Per Share	$15.49	$15.56	$19.28	$19.53
*Includes Market Value of Securities on Loan	$7,515,812	$—	$—	$—

The accompanying notes are an integral part of the financial statements.

65

Statements of Assets and Liabilities

April 30, 2015 (Unaudited)

	Global X China Materials ETF	Global X NASDAQ China Technology ETF	Global X Southeast Asia ETF	Global X FTSE Andean 40 ETF
Assets:
Cost of Investments	$6,849,582	$16,628,371	$24,054,024	$9,843,727
Cost of Foreign Currency	—	—	18,040	3,850
Investments, at Value	$7,074,086	$22,467,508	$22,268,095	$7,407,428
Foreign Currency, at Value	—	—	18,040	3,866
Cash	—	—	103	48
Receivable for Investment Securities Sold	582,549	—	—	—
Unrealized Appreciation on Spot Contracts	—	—	—	35
Dividend and Interest Receivable	—	7,485	174,043	19,308
Reclaim Receivable	—	—	5,126	—
Total Assets	7,656,635	22,474,993	22,465,407	7,430,685
Liabilities:
Payable for Investment Securities Purchased	570,606	—	—	23,304
Cash Overdraft	5,878	1,340	—	—
Payable due to Investment Adviser	2,277	11,069	12,068	4,189
Unrealized Depreciation on Spot Contracts	—	—	—	43
Total Liabilities	578,761	12,409	12,068	27,536
Net Assets	$7,077,874	$22,462,584	$22,453,339	$7,403,149
Net Assets Consist of:
Paid-in Capital	$7,804,573	$17,421,664	$26,480,798	$11,897,860
Undistributed (Distributions in Excess of) Net Investment Income	(7,529)	(33,726)	240,681	36,110
Accumulated Net Realized Loss on Investments and Foreign Currency Transactions	(943,673)	(764,491)	(2,483,485)	(2,094,551)
Net Unrealized Appreciation (Depreciation) on Investments	224,504	5,839,137	(1,785,929)	(2,436,299)
Net Unrealized Appreciation (Depreciation) on Foreign Currency Translations	(1)	—	1,274	29
Net Assets	$7,077,874	$22,462,584	$22,453,339	$7,403,149
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	349,971	800,000	1,400,000	800,000
Net Asset Value, Offering and Redemption Price Per Share	$20.22	$28.08	$16.04	$9.25

The accompanying notes are an integral part of the financial statements.

66

Statements of Assets and Liabilities

April 30, 2015 (Unaudited)

	Global X MSCI Colombia ETF	Global X Brazil Mid Cap ETF	Global X Brazil Consumer ETF	Global X Brazil Financials ETF
Assets:
Cost of Investments	$123,953,992	$6,435,001	$7,960,796	$1,514,804
Cost of Foreign Currency	97,796	1,322	1,308	(242)
Investments, at Value	$104,609,511	$4,908,125	$6,569,245	$1,245,795
Foreign Currency, at Value	97,732	1,322	1,307	—
Receivable for Capital Shares Sold	11,768,771	—	—	—
Dividend and Interest Receivable	15,833	27,234	27,143	3,434
Unrealized Appreciation on Spot Contracts	581	—	—	—
Total Assets	116,492,428	4,936,681	6,597,695	1,249,229
Liabilities:
Payable for Investment Securities Purchased	11,593,364	—	—	—
Unrealized Depreciation on Spot Contracts	69,115	—	—	—
Payable due to Investment Adviser	40,337	2,726	4,212	654
Cash Overdraft	11,647	2,805	26,191	242
Total Liabilities	11,714,463	5,531	30,403	896
Net Assets	$104,777,965	$4,931,150	$6,567,292	$1,248,333
Net Assets Consist of:
Paid-in Capital	$171,261,591	$12,573,309	$11,476,698	$3,595,229
Undistributed (Distributions in Excess of) Net Investment Income	(335,600)	44,909	50,300	8,647
Accumulated Net Realized Loss on Investments and Foreign Currency Transactions	(46,768,961)	(6,159,892)	(3,567,514)	(2,086,452)
Net Unrealized Depreciation on Investments	(19,344,481)	(1,526,876)	(1,391,551)	(269,009)
Net Unrealized Depreciation on Foreign Currency Translations	(34,584)	(300)	(641)	(82)
Net Assets	$104,777,965	$4,931,150	$6,567,292	$1,248,333
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	8,480,000	500,000	500,000	150,000
Net Asset Value, Offering and Redemption Price Per Share	$12.36	$9.86	$13.13	$8.32

The accompanying notes are an integral part of the financial statements.

67

Statements of Assets and Liabilities

April 30, 2015 (Unaudited)

	Global X MSCI Argentina ETF	Global X FTSE Greece 20 ETF	Global X MSCI Norway ETF	Global X FTSE Nordic Region ETF
Assets:
Cost of Investments	$20,796,678	$326,598,503	$114,946,862	$49,686,154
Cost of Repurchase Agreement	—	—	12,012,280	—
Cost of Foreign Currency	343	2,156	65,647	(1)
Investments, at Value	$20,214,628	$288,118,149	$92,636,925 *	$55,772,824
Foreign Currency, at Value	343	2,223	66,933	—
Repurchase Agreement, at Value	—	—	12,012,280	—
Cash	—	—	3,412	—
Cash held for securities on loan	—	—	3,401,322	—
Dividend and Interest Receivable	28,926	—	508,822	133,680
Reclaim Receivable	201	—	289,253	500,050
Unrealized Appreciation on Spot Contracts	—	—	9	—
Receivable for Capital Shares Sold	—	7,642,726	—	—
Receivable for Investment Securities Sold	—	3,693,451	1,289,276	—
Total Assets	20,244,098	299,456,549	110,208,232	56,406,554
Liabilities:
Payable due to Investment Adviser	11,575	107,451	35,461	23,140
Payable due to Custodian	131	19,634	—	—
Cash Overdraft	1,669	651,537	—	1
Payable for Investment Securities Purchased	—	9,716,824	—	—
Obligation to Return Securities Lending Collateral	—	—	15,413,602	—
Payable for Capital Shares Redeemed	—	—	1,300,005	—
Unrealized Depreciation on Spot Contracts	—	12,794	—	—
Total Liabilities	13,375	10,508,240	16,749,068	23,141
Net Assets	$20,230,723	$288,948,309	$93,459,164	$56,383,413
Net Assets Consist of:
Paid-in Capital	$24,066,111	$402,729,249	$143,430,471	$50,766,314
Undistributed (Distributions in Excess of) Net Investment Income	(28,842)	983,987	884,737	926,646
Accumulated Net Realized Loss on Investments and Foreign Currency Transactions	(3,224,482)	(76,279,530)	(28,528,593)	(1,326,907)
Net Unrealized Appreciation (Depreciation) on Investments	(582,050)	(38,480,354)	(22,309,937)	6,086,670
Net Unrealized Depreciation on Foreign Currency Translations	(14)	(5,043)	(17,514)	(69,310)
Net Assets	$20,230,723	$288,948,309	$93,459,164	$56,383,413
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	924,975	23,850,000	7,100,000	2,310,000
Net Asset Value, Offering and Redemption Price Per Share	$21.87	$12.12	$13.16	$24.41
*Includes Market Value of Securities on Loan	$—	$—	$14,782,848	$—

The accompanying notes are an integral part of the financial statements.

68

Statements of Assets and Liabilities

April 30, 2015 (Unaudited)

	Global X Central Asia & Mongolia Index ETF	Global X MSCI Nigeria ETF	Global X Next Emerging & Frontier ETF	Global X FTSE Portugal 20 ETF	Global X MSCI Pakistan ETF
Assets:
Cost of Investments	$3,252,556	$35,561,332	$147,075,735	$51,008,591	$2,306,923
Cost of Repurchase Agreement	—	—	—	783,899	—
Cost of Foreign Currency	3,687	44,326	160,415	—	—
Investments, at Value	$2,968,539	$32,264,872	$133,247,904	$45,713,111 *	$2,303,302
Foreign Currency, at Value	3,687	44,326	159,837	—	—
Repurchase Agreement, at Value	—	—	—	783,899	—
Cash	—	395	—	—	288,129
Dividend and Interest Receivable	31,897	261,337	324,792	3,675	1,436
Reclaim Receivable	3,579	4,264	22,028	67,602	—
Unrealized Appreciation on Spot Contracts	—	—	155	—	—
Receivable for Capital Shares Sold	—	506,220	—	—	—
Receivable for Investment Securities Sold	—	—	—	—	134,951
Total Assets	3,007,702	33,081,414	133,754,716	46,568,287	2,727,818
Liabilities:
Cash Overdraft	320,457	—	6,048	1,340	—
Payable due to Investment Adviser	1,433	17,267	53,278	19,167	214
Payable due to Custodian	29	—	20,012	3,572	63
Payable for Investment Securities Purchased	—	667,287	425,116	—	426,143
Obligation to Return Securities Lending Collateral	—	—	—	783,899	—
Unrealized Depreciation on Spot Contracts	—	2,874	1,184	—	—
Payable for Foreign Capital Gains Tax	—	—	—	—	3,438
Total Liabilities	321,919	687,428	505,638	807,978	429,858
Net Assets	$2,685,783	$32,393,986	$133,249,078	$45,760,309	$2,297,960
Net Assets Consist of:
Paid-in Capital	$3,349,975	$37,666,195	$146,757,806	$54,775,185	$2,292,116
Undistributed (Distributions in Excess of) Net Investment Income	28,697	535,797	1,114,023	(59,985)	1,161
Accumulated Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(409,420)	(2,508,229)	(808,139)	(3,645,260)	11,857
Net Unrealized Depreciation on Investments	(284,017)	(3,296,460)	(13,827,831)	(5,295,480)	(3,621)
Net Unrealized Appreciation (Depreciation) on Foreign Currency Translations	548	(3,317)	13,219	(14,151)	(3,553)
Net Assets	$2,685,783	$32,393,986	$133,249,078	$45,760,309	$2,297,960
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	250,000	3,200,000	5,700,000	3,700,000	150,000
Net Asset Value, Offering and Redemption Price Per Share	$10.74	$10.12	$23.38	$12.37	$15.32
*Includes Market Value of Securities on Loan	$—	$—	$—	$735,633	$—

The accompanying notes are an integral part of the financial statements.

69

Statements of Operations

For the period ended April 30, 2015 (Unaudited)

	Global X China Consumer ETF	Global X China Energy ETF	Global X China Financials ETF	Global X China Industrials ETF
Investment Income:
Dividend Income	$560,399	$208	$113,875	$3,208
Interest Income	33	1	9	10
Security Lending Income	76,729	—	—	—
Less: Foreign Taxes Withheld	4,015	(313)	(3,216)	—
Total Investment Income (Loss)	641,176	(104)	110,668	3,218
Supervision and Administration Fees(1)	364,725	11,236	255,682	20,042
Total Expenses	364,725	11,236	255,682	20,042
Net Investment Income (Loss)	276,451	(11,340)	(145,014)	(16,824)
Net Realized Gain (Loss) on:
Investments (2)	(7,156,666)	175,350	1,555,239	201,693
Foreign Currency Transactions	1,157	8	(21)	(111)
Net Realized Gain (Loss) on Investments and Foreign Currency	(7,155,509)	175,358	1,555,218	201,582
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	19,395,701	6,176	27,778,495	2,357,166
Foreign Currency Translation	(65)	—	(3)	—
Net Change in Unrealized Appreciation on Investments and Foreign Currency Translation	19,395,636	6,176	27,778,492	2,357,166
Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions and Translation	12,240,127	181,534	29,333,710	2,558,748
Net Increase in Net Assets Resulting from Operations	$12,516,578	$170,194	$29,188,696	$2,541,924

(1)	The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

70

Statements of Operations

For the period ended April 30, 2015 (Unaudited)

	Global X China Materials ETF	Global X NASDAQ China Technology ETF	Global X Southeast Asia ETF	Global X FTSE Andean 40 ETF
Investment Income:
Dividend Income	$1,393	$41,743	$390,361	$105,553
Interest Income	1	7	7	—
Less: Foreign Taxes Withheld	—	(2,074)	(19,138)	(15,638)
Total Investment Income	1,394	39,676	371,230	89,915
Supervision and Administration Fees(1)	8,923	62,881	82,059	26,017
Total Expenses	8,923	62,881	82,059	26,017
Net Investment Income (Loss)	(7,529)	(23,205)	289,171	63,898
Net Realized Gain (Loss) on:
Investments (2)	(1,980)	418,991	(664,067)	(695,214)
Foreign Currency Transactions	(12)	(379)	1,657	(554)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(1,992)	418,612	(662,410)	(695,768)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	1,010,740	3,072,406	(316,541)	(319,789)
Foreign Currency Translation	3	—	515	31
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translation	1,010,743	3,072,406	(316,026)	(319,758)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions and Translation	1,008,751	3,491,018	(978,436)	(1,015,526)
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,001,222	$3,467,813	$(689,265)	$(951,628)

(1)	The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

71

Statements of Operations

For the period ended April 30, 2015 (Unaudited)

	Global X MSCI Colombia ETF	Global X Brazil Mid Cap ETF	Global X Brazil Consumer ETF	Global X Brazil Financials ETF
Investment Income:
Dividend Income	$1,040,560	$95,430	$77,888	$18,675
Interest Income	49	2,731	3,885	1
Security Lending Income	21,194	—	—	—
Less: Foreign Taxes Withheld	(20,844)	—	—	—
Total Investment Income	1,040,959	98,161	81,773	18,676
Supervision and Administration Fees(1)	249,106	20,467	29,619	4,561
Custodian Fees	42,087	–	–	–
Total Expenses	291,193	20,467	29,619	4,561
Waiver of Supervision and Administration Fees	(25,643)	–	–	–
Waiver of Custodian Fees	(42,087)	–	–	–
Net Expenses	223,463	20,467	29,619	4,561
Net Investment Income	817,496	77,694	52,154	14,115
Net Realized Gain (Loss) on:
Investments (2)	(20,489,956)	(994,885)	(530,863)	(714,935)
Foreign Currency Transactions	(368,355)	1,081	(1,734)	(1,987)
Net Realized Loss on Investments and Foreign Currency Transactions	(20,858,311)	(993,804)	(532,597)	(716,922)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(4,196,272)	(495,611)	(1,372,846)	364,092
Foreign Currency Translation	(43,944)	426	(201)	146
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translation	(4,240,216)	(495,185)	(1,373,047)	364,238
Net Realized and Unrealized Loss on Investments and Foreign Currency Transactions and Translation	(25,098,527)	(1,488,989)	(1,905,644)	(352,684)
Net Decrease in Net Assets Resulting from Operations	$(24,281,031)	$(1,411,295)	$(1,853,490)	$(338,569)

(1)	The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

72

Statements of Operations

For the period ended April 30, 2015 (Unaudited)

	Global X MSCI Argentina ETF	Global X FTSE Greece 20 ETF	Global X MSCI Norway ETF	Global X FTSE Nordic Region ETF
Investment Income:
Dividend Income	$114,122	$1,872,878	$1,594,742	$1,520,899
Interest Income	4	42	107	11
Security Lending Income	—	7,244	197,623	2,037
Less: Foreign Taxes Withheld	(15,101)	(153,241)	(185,647)	(107,251)
Total Investment Income	99,025	1,726,923	1,606,825	1,415,696
Supervision and Administration Fees(1)	68,433	450,611	243,454	139,080
Custodian Fees	362	43,097	—	—
Total Expenses	68,795	493,708	243,454	139,080
Net Investment Income	30,230	1,233,215	1,363,371	1,276,616
Net Realized Gain (Loss) on:
Investments (2)	(346,010)	(58,804,906)	(21,411,148)	(316,770)
Foreign Currency Transactions	1,810	2,570	(121,915)	(1,531)
Net Realized Loss on Investments and Foreign Currency Transactions	(344,200)	(58,802,336)	(21,533,063)	(318,301)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	620,536	29,290,171	7,028,780	1,197,426
Foreign Currency Translation	(11)	(5,482)	(5,011)	(30,110)
Net Change in Unrealized Appreciation on Investments and Foreign Currency Translation	620,525	29,284,689	7,023,769	1,167,316
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions and Translation	276,325	(29,517,647)	(14,509,294)	849,015
Net Increase (Decrease) in Net Assets Resulting from Operations	$306,555	$(28,284,432)	$(13,145,923)	$2,125,631

(1)	The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

73

Statements of Operations

For the period ended April 30, 2015 (Unaudited)

	Global X Central Asia & Mongolia Index ETF	Global X MSCI Nigeria ETF	Global X Next Emerging & Frontier ETF		Global X FTSE Portugal 20 ETF		Global X MSCI Pakistan ETF(3)
Investment Income:
Dividend Income	$45,033	$798,199	$2,211,253		$24,407		$1,597
Interest Income	2	25	—		4		—
Security Lending Income	—	—	—		21,894		—
Less: Foreign Taxes Withheld	(703)	(74,435)	(165,743)		(6,094)		(159)
Total Investment Income	44,332	723,789	2,045,510		40,211		1,438
Supervision and Administration Fees(1)	7,420	66,698	329,614		90,157		214
Custodian Fees	85	23,540	60,786		10,040		63
Total Expenses	7,505	90,238	390,400		100,197		277
Waiver of Custodian Fees	—	(23,540)	—		—		—
Net Expenses	7,505	66,698	390,400		100,197		277
Net Investment Income (Loss)	36,827	657,091	1,655,110		(59,986)		1,161
Net Realized Gain (Loss) on:
Investments	(244,005)	(1,956,617)	(381,493	)(2)	(1,947,987	)(2)	(1,131)
Foreign Currency Transactions	(332)	535,437	(22,393)		(9,741)		12,988
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(244,337)	(1,421,180)	(403,886)		(1,957,728)		11,857
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	15,433	(1,321,362)	(11,736,671)		2,827,084		(3,621)
Foreign Currency Translation	(195)	(2,715)	4,646		(7,984)		(3,553)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translation	15,238	(1,324,077)	(11,732,025)		2,819,100		(7,174)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions and Translation	(229,099)	(2,745,257)	(12,135,911)		861,372		4,683
Net Increase (Decrease) in Net Assets Resulting from Operations	$(192,272)	$(2,088,166)	$(10,480,801)		$801,386		$5,844

(1)	The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

(3)	Commenced operations on April 22, 2015.

The accompanying notes are an integral part of the financial statements.

74

Statements of Changes in Net Assets

	Global X China Consumer ETF		Global X China Energy ETF
	Period Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014 (Audited)	Period Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014 (Audited)
Operations:
Net Investment Income (Loss)	$276,451	$1,913,938	$(11,340)	$81,755
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	(7,155,509)	(2,704,977)	175,358	134,132
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translation	19,395,636	(22,387,593)	6,176	(382,964)
Net Increase (Decrease) in Net Assets Resulting from Operations	12,516,578	(23,178,632)	170,194	(167,077)
Dividends and Distributions from:
Net Investment Income	(2,353,760)	(1,981,753)	(81,629)	(85,026)
Total Dividends and Distributions	(2,353,760)	(1,981,753)	(81,629)	(85,026)
Capital Share Transactions:
Issued	—	48,155,014	—	1,700,115
Redeemed	(28,765,921)	(59,534,481)	(1,486,119)	(1,473,525)
Increase (Decrease) in Net Assets from Capital Share Transactions	(28,765,921)	(11,379,467)	(1,486,119)	226,590
Total Decrease in Net Assets	(18,603,103)	(36,539,852)	(1,397,554)	(25,513)
Net Assets:
Beginning of Period	134,014,036	170,553,888	4,508,837	4,534,350
End of Period	$115,410,933	$134,014,036	$3,111,283	$4,508,837
Undistributed (Distributions in Excess of) Net Investment Income	$(346,601)	$1,730,708	$(11,340)	$81,629
Share Transactions:
Issued	—	3,050,000	—	100,000
Redeemed	(2,250,000)	(4,100,000)	(100,000)	(100,000)
Net Decrease in Shares Outstanding from Share Transactions	(2,250,000)	(1,050,000)	(100,000)	—

(1)	Includes realized gains (losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

75

Statements of Changes in Net Assets

	Global X China Financials ETF		Global X China Industrials ETF
	Period Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014 (Audited)	Period Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014 (Audited)
Operations:
Net Investment Income (Loss)	$(145,014)	$581,521	$(16,824)	$45,160
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	1,555,218	(2,274,890)	201,582	(488,702)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translation	27,778,492	(2,627,366)	2,357,166	713,362
Net Increase (Decrease) in Net Assets Resulting from Operations	29,188,696	(4,320,735)	2,541,924	269,820
Dividends and Distributions from:
Net Investment Income	(617,666)	(243,282)	(44,362)	(65,300)
Total Dividends and Distributions	(617,666)	(243,282)	(44,362)	(65,300)
Capital Share Transactions:
Issued	45,839,534	43,844,234	4,716,298	2,505,369
Redeemed	(5,395,227)	(33,212,829)	(1,315,823)	(1,137,500)
Increase in Net Assets from Capital Share Transactions	40,444,307	10,631,405	3,400,475	1,367,869
Total Increase in Net Assets	69,015,337	6,067,388	5,898,037	1,572,389
Net Assets:
Beginning of Period	48,585,334	42,517,946	5,820,634	4,248,245
End of Period	$117,600,671	$48,585,334	$11,718,671	$5,820,634
Undistributed (Distributions in Excess of) Net Investment Income	$(181,686)	$580,994	$(21,734)	$39,452
Share Transactions:
Issued	2,850,000	3,200,000	250,000	200,000
Redeemed	(350,000)	(2,800,000)	(100,000)	(100,000)
Net Increase in Shares Outstanding from Share Transactions	2,500,000	400,000	150,000	100,000

(1)	Includes realized gains (losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

76

Statements of Changes in Net Assets

	Global X China Materials ETF		Global X NASDAQ China Technology ETF
	Period Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014 (Audited)	Period Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014 (Audited)
Operations:
Net Investment Income (Loss)	$(7,529)	$30,707	$(23,205)	$54,398
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	(1,992)	116,946	418,612	222,294
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translation	1,010,743	(240,082)	3,072,406	1,408,514
Net Increase (Decrease) in Net Assets Resulting from Operations	1,001,222	(92,429)	3,467,813	1,685,206
Dividends and Distributions from:
Net Investment Income	(30,768)	(36,867)	(64,823)	(3,666)
Total Dividends and Distributions	(30,768)	(36,867)	(64,823)	(3,666)
Capital Share Transactions:
Issued	3,895,748	3,210,002	1,073,252	11,389,496
Redeemed	(747,647)	(2,390,367)	(4,320,529)	(1,081,619)
Increase (Decrease) in Net Assets from Capital Share Transactions	3,148,101	819,635	(3,247,277)	10,307,877
Total Increase in Net Assets	4,118,555	690,339	155,713	11,989,417
Net Assets:
Beginning of Period	2,959,319	2,268,980	22,306,871	10,317,454
End of Period	$7,077,874	$2,959,319	$22,462,584	$22,306,871
Undistributed (Distributions in Excess of) Net Investment Income	$(7,529)	$30,768	$(33,726)	$54,302
Share Transactions:
Issued	200,000	200,000	50,000	500,000
Redeemed	(50,000)	(150,000)	(200,000)	(50,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	150,000	50,000	(150,000)	450,000

(1)	Includes realized gains (losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

77

Statements of Changes in Net Assets

	Global X Southeast Asia ETF		Global X FTSE Andean 40 ETF
	Period Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014 (Audited)	Period Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014 (Audited)
Operations:
Net Investment Income	$289,171	$782,192	$63,898	$162,703
Net Realized Loss on Investments and Foreign Currency Transactions(1)	(662,410)	(1,187,065)	(695,768)	(783,510)
Net Change in Unrealized Depreciation on Investments and Foreign Currency Translation	(316,026)	(370,487)	(319,758)	(785,045)
Net Decrease in Net Assets Resulting from Operations	(689,265)	(775,360)	(951,628)	(1,405,852)
Dividends and Distributions from:
Net Investment Income	(689,799)	(1,423,135)	(168,007)	(153,480)
Total Dividends and Distributions	(689,799)	(1,423,135)	(168,007)	(153,480)
Capital Share Transactions:
Issued	1,664,730	871,105	432,012	1,612,500
Redeemed	(7,168,290)	(18,970,966)	(919,686)	(1,425,000)
Increase (Decrease) in Net Assets from Capital Share Transactions	(5,503,560)	(18,099,861)	(487,674)	187,500
Total Decrease in Net Assets	(6,882,624)	(20,298,356)	(1,607,309)	(1,371,832)
Net Assets:
Beginning of Period	29,335,963	49,634,319	9,010,458	10,382,290
End of Period	$22,453,339	$29,335,963	$7,403,149	$9,010,458
Undistributed Net Investment Income	$240,681	$641,309	$36,110	$140,219
Share Transactions:
Issued	100,000	50,000	50,000	150,000
Redeemed	(450,000)	(1,200,000)	(100,000)	(150,000)
Net Decrease in Shares Outstanding from Share Transactions	(350,000)	(1,150,000)	(50,000)	—

(1)	Includes realized gains (losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

78

Statements of Changes in Net Assets

	Global X MSCI Colombia ETF		Global X Brazil Mid Cap ETF
	Period Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014 (Audited)	Period Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014 (Audited)
Operations:
Net Investment Income	$817,496	$2,347,157	$77,694	$272,879
Net Realized Loss on Investments and Foreign Currency Transactions(1)	(20,858,311)	(1,311,327)	(993,804)	(484,122)
Net Change in Unrealized Depreciation on Investments and Foreign Currency Translation	(4,240,216)	(19,271,052)	(495,185)	(902,819)
Net Decrease in Net Assets Resulting from Operations	(24,281,031)	(18,235,222)	(1,411,295)	(1,114,062)
Dividends and Distributions from:
Net Investment Income	(2,318,237)	(4,567,150)	(242,176)	(531,843)
Total Dividends and Distributions	(2,318,237)	(4,567,150)	(242,176)	(531,843)
Capital Share Transactions:
Issued	36,171,850	29,655,286	—	—
Redeemed	(5,482,128)	(55,789,957)	(1,357,642)	(2,802,000)
Increase (Decrease) in Net Assets from Capital Share Transactions	30,689,722	(26,134,671)	(1,357,642)	(2,802,000)
Total Increase (Decrease) in Net Assets	4,090,454	(48,937,043)	(3,011,113)	(4,447,905)
Net Assets:
Beginning of Period	100,687,511	149,624,554	7,942,263	12,390,168
End of Period	$104,777,965	$100,687,511	$4,931,150	$7,942,263
Undistributed (Distributions in Excess of) Net Investment Income	$(335,600)	$1,165,141	$44,909	$209,391
Share Transactions:
Issued	3,150,000	1,550,000	—	—
Redeemed	(450,000)	(3,050,000)	(150,000)	(200,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	2,700,000	(1,500,000)	(150,000)	(200,000)

(1)	Includes realized gains (losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

79

Statements of Changes in Net Assets

	Global X Brazil Consumer ETF			Global X Brazil Financials ETF
	Period Ended April 30, 2015 (Unaudited)		Year Ended October 31, 2014 (Audited)	Period Ended April 30, 2015 (Unaudited)		Year Ended October 31, 2014 (Audited)
Operations:
Net Investment Income	$52,154		$269,976	$14,115		$117,679
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(532,597	)(1)	146,889 (1)	(716,922	)(1)	(147,279)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translation	(1,373,047)		(1,193,505)	364,238		(209,239)
Net Decrease in Net Assets Resulting from Operations	(1,853,490)		(776,640)	(338,569)		(238,839)
Dividends and Distributions from:
Net Investment Income	(240,597)		(185,072)	(118,836)		(22,454)
Total Dividends and Distributions	(240,597)		(185,072)	(118,836)		(22,454)
Capital Share Transactions:
Issued	—		—	397,849		555,500
Redeemed	(1,281,271)		(7,882,187)	(1,411,074)		—
Increase (Decrease) in Net Assets from Capital Share Transactions	(1,281,271)		(7,882,187)	(1,013,225)		555,500
Total Increase (Decrease) in Net Assets	(3,375,358)		(8,843,899)	(1,470,630)		294,207
Net Assets:
Beginning of Period	9,942,650		18,786,549	2,718,963		2,424,756
End of Period	$6,567,292		$9,942,650	$1,248,333		$2,718,963
Undistributed Net Investment Income	$50,300		$238,743	$8,647		$113,368
Share Transactions:
Issued	—		—	50,000		50,000
Redeemed	(100,000)		(450,000)	(150,000)		—
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(100,000)		(450,000)	(100,000)		50,000

(1)	Includes realized gains (losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

80

Statements of Changes in Net Assets

	Global X MSCI Argentina ETF		Global X FTSE Greece 20 ETF
	Period Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014 (Audited)	Period Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014 (Audited)
Operations:
Net Investment Income	$30,230	$69,027	$1,233,215	$747,129
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	(344,200)	216,289	(58,802,336)	3,451,956
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translation	620,525	(1,390,959)	29,284,689	(88,239,623)
Net Increase (Decrease) in Net Assets Resulting from Operations	306,555	(1,105,643)	(28,284,432)	(84,040,538)
Dividends and Distributions from:
Net Investment Income	(90,100)	(45,738)	(956,353)	(53,067)
Net Realized Gains	—	—	—	(99,419)
Total Dividends and Distributions	(90,100)	(45,738)	(956,353)	(152,486)
Capital Share Transactions:
Issued	4,191,156	33,130,182	224,402,029	365,866,512
Redeemed	(4,829,135)	(17,921,744)	(46,414,196)	(236,410,164)
Increase (Decrease) in Net Assets from Capital Share Transactions	(637,979)	15,208,438	177,987,833	129,456,348
Total Increase (Decrease) in Net Assets	(421,524)	14,057,057	148,747,048	45,263,324
Net Assets:
Beginning of Period	20,652,247	6,595,190	140,201,261	94,937,937
End of Period	$20,230,723	$20,652,247	$288,948,309	$140,201,261
Undistributed (Distributions in Excess of) Net Investment Income	$(28,842)	$31,028	$983,987	$707,125
Share Transactions:
Issued	200,000	1,500,000	18,150,000	16,150,000
Redeemed	(250,000)	(850,000)	(3,150,000)	(11,500,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(50,000)	650,000	15,000,000	4,650,000

(1)	Includes realized gains (losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

81

Statements of Changes in Net Assets

	Global X MSCI Norway ETF		Global X FTSE Nordic Region ETF
	Period Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014 (Audited)	Period Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014 (Audited)
Operations:
Net Investment Income	$1,363,371	$4,715,125	$1,276,616	$1,941,897
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	(21,533,063)	1,465,465	(318,301)	3,135,947
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translation	7,023,769	(35,374,857)	1,167,316	(2,958,708)
Net Increase (Decrease) in Net Assets Resulting from Operations	(13,145,923)	(29,194,267)	2,125,631	2,119,136
Dividends and Distributions from:
Net Investment Income	(4,921,308)	(2,012,342)	(2,045,741)	(1,480,041)
Total Dividends and Distributions	(4,921,308)	(2,012,342)	(2,045,741)	(1,480,041)
Capital Share Transactions:
Issued	28,942,603	157,097,512	—	13,753,500
Redeemed	(100,453,822)	(23,318,063)	(3,623,030)	(10,480,721)
Increase (Decrease) in Net Assets from Capital Share Transactions	(71,511,219)	133,779,449	(3,623,030)	3,272,779
Total Increase (Decrease) in Net Assets	(89,578,450)	102,572,840	(3,543,140)	3,911,874
Net Assets:
Beginning of Period	183,037,614	80,464,774	59,926,553	56,014,679
End of Period	$93,459,164	$183,037,614	$56,383,413	$59,926,553
Undistributed Net Investment Income	$884,737	$4,442,674	$926,646	$1,695,771
Share Transactions:
Issued	2,200,000	9,000,000	—	550,000
Redeemed	(7,450,000)	(1,450,000)	(150,000)	(450,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(5,250,000)	7,550,000	(150,000)	100,000

(1)	Includes realized gains (losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

82

Statements of Changes in Net Assets

	Global X Central Asia & Mongolia Index ETF		Global X MSCI Nigeria ETF
	Period Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014 (Audited)	Period Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014 (Audited)
Operations:
Net Investment Income	$36,827	$61,207	$657,091	$443,264
Net Realized Loss on Investments and Foreign Currency Transactions	(244,337)	(150,731)	(1,421,180)	(1,146,397)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translation	15,238	(168,755)	(1,324,077)	(1,689,895)
Net Decrease in Net Assets Resulting from Operations	(192,272)	(258,279)	(2,088,166)	(2,393,028)
Dividends and Distributions from:
Net Investment Income	(63,072)	(52,316)	(505,211)	(76,054)
Net Realized Gains	—	—	—	(16,784)
Total Dividends and Distributions	(63,072)	(52,316)	(505,211)	(92,838)
Capital Share Transactions:
Issued	484,094	1,394,002	18,063,382	14,117,633
Redeemed	—	—	—	(677,320)
Increase in Net Assets from Capital Share Transactions	484,094	1,394,002	18,063,382	13,440,313
Total Increase in Net Assets	228,750	1,083,407	15,470,005	10,954,447
Net Assets:
Beginning of Period	2,457,033	1,373,626	16,923,981	5,969,534
End of Period	$2,685,783	$2,457,033	$32,393,986	$16,923,981
Undistributed Net Investment Income	$28,697	$54,942	$535,797	$383,917
Share Transactions:
Issued	50,000	100,000	1,900,000	950,000
Redeemed	—	—	—	(50,000)
Net Increase in Shares Outstanding from Share Transactions	50,000	100,000	1,900,000	900,000

The accompanying notes are an integral part of the financial statements.

83

Statements of Changes in Net Assets

	Global X Next Emerging & Frontier ETF				Global X FTSE Portugal 20 ETF				Global X MSCI Pakistan ETF
	Period Ended April 30, 2015 (Unaudited)		Period Ended October 31, 2014(1) (Audited)		Period Ended April 30, 2015 (Unaudited)		Period Ended October 31, 2014(2) (Audited)		Period Ended April 30, 2015(3) (Unaudited)
Operations:
Net Investment Income (Loss)	$1,655,110		$1,853,596		$(59,986)		$574,014		$1,161
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(403,886	)(4)	(238,800	)(4)	(1,957,728	)(4)	(1,289,384	)(4)	11,857
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translation	(11,732,025)		(2,082,587)		2,819,100		(8,128,731)		(7,174)
Net Increase (Decrease) in Net Assets Resulting from Operations	(10,480,801)		(467,791)		801,386		(8,844,101)		5,844
Dividends and Distributions from:
Net Investment Income	(2,316,518)		(28,312)		(575,663)		—		—
Total Dividends and Distributions	(2,316,518)		(28,312)		(575,663)		—		—
Capital Share Transactions:
Issued	—		156,318,000		19,215,261		53,026,360		2,292,116
Redeemed	(5,980,712)		(3,794,788)		(10,372,196)		(7,490,738)		—
Increase (Decrease) in Net Assets from Capital Share Transactions	(5,980,712)		152,523,212		8,843,065		45,535,622		2,292,116
Total Increase (Decrease) in Net Assets	(18,778,031)		152,027,109		9,068,788		36,691,521		2,297,960
Net Assets:
Beginning of Period	152,027,109		—		36,691,521		—		—
End of Period	$133,249,078		$152,027,109		$45,760,309		$36,691,521		$2,297,960
Undistributed (Distributions in Excess of) Net Investment Income	$1,114,023		$1,775,431		$(59,985)		$575,664		$1,161
Share Transactions:
Issued	—		6,100,000		1,700,000		3,450,000		150,000
Redeemed	(250,000)		(150,000)		(900,000)		(550,000)		—
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(250,000)		5,950,000		800,000		2,900,000		150,000

(1)	Commenced operations on November 6, 2013.
(2)	Commenced operations on November 12, 2013.
(3)	Commenced operations on April 22, 2015.
(4)	Includes realized gains(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

84

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)
Global X China Consumer ETF
2015(Unaudited)	13.82	0.03	1.90	1.93	(0.26)	—	(0.26)	15.49	14.41	115,411	0.65	†	0.49	†	27.76	††
2014	15.87	0.17	(2.07)	(1.90)	(0.15)	—	(0.15)	13.82	(12.09)	134,014	0.65		1.18		18.89
2013	14.00	0.16	1.88	2.04	(0.17)	—	(0.17)	15.87	14. 66	170,554	0.65		1.11		27.76
2012	15.29	0.24	(1.47)	(1.23)	(0.06)	—	(0.06)	14.00	(8.06)	126,715	0.65		1.73		17.32
2011	20.33	0.17	(5.02)	(4.85)	(0.19)	—	(0.19)	15.29	(23.99)	136,858	0.65		0.98		12.37
2010(1)	15.65	0.17	4.51	4.68	—	—	—	20.33	29.90	174,875	0.65	†	1.03	†	3.91	††
Global X China Energy ETF
2015(Unaudited)	15.03	(0.04)	0.90	0.86	(0.33)	—	(0.33)	15.56	6.03	3,111	0.65	†	(0.66	)†	24.41	††
2014	15.11	0.29	(0.09)	0.20	(0.28)	—	(0.28)	15.03	1.34	4,509	0.65		1.90		12.65
2013	13.76	0.26	1.34	1.60	(0.25)	—	(0.25)	15.11	11.72	4,534	0.65		1.82		24.41
2012	13.78	0.25	(0.01)	0.24	(0.26)	—	(0.26)	13.76	1.87	4,816	0.65		1.85		17.22
2011	15.72	0.27	(2.07)	(1.80)	(0.14)	—	(0.14)	13.78	(11.57)	4,822	0.65		1.70		11.39
2010(2)	15.02	0.23	0.47	0.70	—	—	—	15.72	4.66	4,717	0.65	†	1.80	†	20.55	††
Global X China Financials ETF
2015(Unaudited)	13.50	(0.03)	5.97	5.94	(0.16)	—	(0.16)	19.28	44.27	117,601	0.65	†	(0.37	)†	33.49	††
2014	13.29	0.23	0.05 ^	0.28	(0.07)	—	(0.07)	13.50	2.08	48,585	0.65		1.76		6.90
2013	12.03	0.27	1.36	1.63	(0.37)	—	(0.37)	13.29	13.61	42,518	0.65		2.09		33.49
2012	10.92	0.20	0.92	1.12	(0.01)	—	(0.01)	12.03	10.28	6,013	0.65		1.76		14.02
2011	14.77	0.03	(3.56)	(3.53)	(0.32)	—	(0.32)	10.92	(24.29)	10,924	0.65		0.25		41.54
2010(3)	14.90	0.27	(0.40)	(0.13)	—	—	—	14.77	(0.87)	70,158	0.65	†	2.26	†	14.42	††
Global X China Industrials ETF
2015(Unaudited)	12.93	(0.04)	6.74	6.70	(0.10)	—	(0.10)	19.53	52.14	11,719	0.65	†	(0.55	)†	19.01	††
2014	12.14	0.15	0.83	0.98	(0.19)	—	(0.19)	12.93	8.13	5,821	0.65		1.24		10.61
2013	11.40	0.15	0.75	0.90	(0.16)	—	(0.16)	12.14	7.89	4,248	0.65		1.28		19.01
2012	11.39	0.16	(0.13)	0.03	(0.02)	—	(0.02)	11.40	0.30	4,561	0.65		1.48		23.00
2011	17.13	0.13	(5.64)	(5.51)	(0.23)	—	(0.23)	11.39	(32.56)	4,558	0.65		0.88		20.13
2010(1)	15.50	0.08	1.55	1.63	—	—	—	17.13	10.52	12,850	0.65	†	0.61	†	12.74	††
Global X China Materials ETF
2015(Unaudited)	14.80	(0.04)	5.67	5.63	(0.21)	—	(0.21)	20.22	38.53	7,078	0.65	†	(0.55	)†	31.07	††
2014	15.13	0.19	(0.27)	(0.08)	(0.25)	—	(0.25)	14.80	(0.57)	2,959	0.65		1.26		13.51
2013(4)	16.28	0.17	(1.05)	(0.88)	(0.27)	—	(0.27)	15.13	(5.63)	2,269	0.65		1.65		31.07
2012(4)	19.16	0.25	(3.13)	(2.88)	—	—	—	16.28	(15.03)	2,441	0.65		1.50		50.30
2011(4)	29.18	0.01	(9.74)	(9.73)	(0.29)	—	(0.29)	19.16	(33.69)	2,875	0.65		0.05		36.82
2010(4)(5)	29.90	0.05	(0.77)	(0.72)	—	—	—	29.18	(2.41)	57,642	0.65	†	0.23	†	6.13	††
Global X NASDAQ China Technology ETF
2015(Unaudited)	23.48	(0.03)	4.70	4.67	(0.07)	—	(0.07)	28.08	19.99	22,463	0.65	†	(0.24	)†	57.24	††
2014	20.63	0.06	2.80	2.86	(0.01)	—	(0.01)	23.48	13.85	22,307	0.65		0.29		64.79
2013	13.77	0.02	6.92	6.94	(0.08)	—	(0.08)	20.63	50.68	10,317	0.65		0.14		57.24
2012	15.38	0.05	(1.47)	(1.42)	(0.19)	—	(0.19)	13.77	(9.17)	2,754	0.65		0.35		53.45
2011	17.21	0.38	(2.05)	(1.67)	(0.03)	(0.13)	(0.16)	15.38	(9.81)	4,614	0.65		2.26		16.79
2010(6)	14.90	0.03	2.28	2.31	—	—	—	17.21	15.50	4,301	0.65	†	0.24	†	5.15	††
Global X Southeast Asia ETF
2015(Unaudited)	16.76	0.18	(0.48)	(0.30)	(0.42)	—	(0.42)	16.04	(1.78)	22,453	0.65	†	2.29	†	24.07	††
2014	17.12	0.39	(0.16)	0.23	(0.59)	—	(0.59)	16.76	1.68	29,336	0.65		2.36		8.36
2013	16.75	0.47	0.28 ^	0.75	(0.38)	—	(0.38)	17.12	4.50	49,634	0.65		2.73		24.07
2012	15.51	0.51	1.10	1.61	(0.37)	—	(0.37)	16.75	10.77	32,656	0.65		3.23		9.69
2011(7)	15.08	0.38	0.05	0.43	—	—	—	15.51	2.85	23,262	0.62	†	3.46	†	2.68	††

(1)	The Fund commenced operations on November 30, 2009.
(2)	The Fund commenced operations on December 15, 2009.
(3)	The Fund commenced operations on December 10, 2009.
(4)	Per share amounts have been restated for a 1 for 2 reverse share split. See Note 7 in the Notes to Financial Statements.
(5)	The Fund commenced operations on January 12, 2010.
(6)	The Fund commenced operations on December 8, 2009.
(7)	The Fund commenced operations on February 16, 2011.
^	The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.
*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and has not been annualized. Excludes effect of in-kind transfers.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

85

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)
Global X FTSE Andean 40 ETF
2015(Unaudited)	10.60	0.08	(1.23)	(1.15)	(0.20)	—	(0.20)	9.25	(10.86)	7,403	0.72	†	1.77	†	22.05	††
2014	12.21	0.19	(1.63)	(1.44)	(0.17)	—	(0.17)	10.60	(11.84)	9,010	0.72		1.71		19.94
2013	14.37	0.23	(2.13)	(1.90)	(0.26)	—	(0.26)	12.21	(13.52)	10,382	0.72		1.71		22.05
2012	13.61	0.23	0.77	1.00	(0.24)	—	(0.24)	14.37	7.63	8,620	0.72		1.65		25.80
2011(1)	14.88	0.19	(1.46)	(1.27)	—	—	—	13.61	(8.53)	6,806	0.72	†	1.81	†	15.83	††
Global X MSCI Colombia ETF
2015(Unaudited)	17.42	0.14	(4.79)	(4.65)	(0.41)	—	(0.41)	12.36	(26.78)	104,778	0.61	†@	2.23	†	52.06	††
2014	20.55	0.40	(2.78)	(2.38)	(0.75)	—	(0.75)	17.42	(11.73)	100,688	0.66	@	2.12		47.57
2013	21.89	0.42	(1.31)	(0.89)	(0.45)	—	(0.45)	20.55	(4.21)	149,625	0.75	@	2.05		52.06
2012	19.19	0.39	2.52	2.91	(0.21)	—	(0.21)	21.89	15.41	182,379	0.78	@	1.92		61.70
2011	22.99	0.29	(3.88)	(3.59)	(0.13)	(0.08)	(0.21)	19.19	(15.69)	141,613	0.81	@	1.39		63.11
2010	13.92	0.16	9.44	9.60	(0.53)	—	(0.53)	22.99	71.28	196,355	0.86	@	0.77		40.95
Global X Brazil Mid Cap ETF
2015(Unaudited)	12.22	0.13	(2.12)	(1.99)	(0.37)	—	(0.37)	9.86	(16.40)	4,931	0.69	†	2.62	†	16.38	††
2014	14.58	0.39	(2.04)	(1.65)	(0.71)	—	(0.71)	12.22	(11.59)	7,942	0.69		2.99		17.72
2013	15.55	0.50	(1.02)	(0.52)	(0.45)	—	(0.45)	14.58	(3.52)	12,390	0.69		3.32		16.38
2012	15.55	0.47	(0.13)	0.34	(0.34)	—	(0.34)	15.55	2.42	20,994	0.69		2.98		34.81
2011	18.28	0.46	(2.94)	(2.48)	(0.23)	(0.02)	(0.25)	15.55	(13.73)	23,329	0.69		2.68		16.90
2010(2)	15.16	0.08	3.04	3.12	—	—	—	18.28	20.58	29,242	0.69	†	1.24	†	2.69	††
Global X Brazil Consumer ETF
2015(Unaudited)	16.57	0.09	(3.13)	(3.04)	(0.40)	—	(0.40)	13.13	(18.49)	6,567	0.77	†	1.36	†	15.01	††
2014	17.89	0.33	(1.44)	(1.11)	(0.21)	—	(0.21)	16.57	(6.20)	9,943	0.78	‡	1.98		18.59
2013	19.43	0.15	(1.45)	(1.30)	(0.24)	—	(0.24)	17.89	(6.80)	18,787	0.77		0.80		15.01
2012	16.78	0.14	2.73	2.87	(0.22)	—	(0.22)	19.43	17.49	25,257	0.77		0.83		49.88
2011	19.95	0.28	(3.42)	(3.14)	(0.02)	(0.01)	(0.03)	16.78	(15.74)	29,361	0.77		1.53		37.28
2010(3)	15.48	—	4.47	4.47	—	—	—	19.95	28.88	24,934	0.77	†	0.07	†	4.72	††
Global X Brazil Financials ETF
2015(Unaudited)	10.88	0.10	(1.87)	(1.77)	(0.79)	—	(0.79)	8.32	(16.48)	1,248	0.77	†	2.38	†	14.87	††
2014	12.12	0.52	(1.65)	(1.13)	(0.11)	—	(0.11)	10.88	(9.25)	2,719	0.77	‡	4.56		17.31
2013	12.82	0.30	(0.50)	(0.20)	(0.50)	—	(0.50)	12.12	(1.87)	2,425	0.77		2.36		14.87
2012	14.92	0.34	(1.80)	(1.46)	(0.64)	—	(0.64)	12.82	(9.79)	3,845	0.77		2.47		24.79
2011	17.40	0.46	(2.85)	(2.39)	(0.09)	—	(0.09)	14.92	(13.80)	7,461	0.77		2.85		37.24
2010(4)	15.08	0.05	2.27	2.32	—	—	—	17.40	15.38	7,829	0.77	†	1.15	†	—	††
Global X MSCI Argentina ETF
2015(Unaudited)	21.18	0.03	0.75	0.78	(0.09)	—	(0.09)	21.87	3.74	20,231	0.74	†	0.33	†	26.52	††
2014	20.29	0.10	0.91 ^	1.01	(0.12)	—	(0.12)	21.18	5.03	20,652	0.74		0.49		95.29
2013(5)	16.84	0.10	3.53	3.63	(0.18)	—	(0.18)	20.29	21.73	6,595	0.74		0.57		26.52
2012(5)	22.04	0.24	(4.85)	(4.61)	(0.59)	—	(0.59)	16.84	(21.44)	2,946	0.74		1.25		29.51
2011(5)(6)	29.86	0.45	(8.27)	(7.82)	—	—	—	22.04	(26.19)	3,857	0.75	†	2.53	†	40.86	††

(1)	The Fund commenced operations on February 2, 2011.
(2)	The Fund commenced operations on June 21, 2010.
(3)	The Fund commenced operations on July 7, 2010.
(4)	The Fund commenced operations on July 28, 2010.
(5)	Per share amounts have been restated for a 1 for 2 reverse share split. See Note 7 in the Notes to Financial Statements.
(6)	The Fund commenced operations on March 2, 2011.
^	The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.
*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and has not been annualized. Excludes effect of in-kind transfers.
@	The ratio of Expenses to Average Net Assets includes the effect of a waiver. If these offsets were excluded, the ratio would have been 0.68%, 0.78%, 0.80%, 0.83%, 0.83% and 0.86% for the period ended April 30, 2015 and the years ended October 31, 2014, 2013, 2012, 2011 and 2010, respectively.
‡	The ratio of Expenses to Average Net Assets includes the effect of income taxes. If these expenses were excluded, the ratio would have been 0.77%, and 0.77% for the Global X Brazil Consumer ETF and Global X Brazil Financials ETF, respectively.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

86

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)
Global X FTSE Greece 20 ETF
2015(Unaudited)	15.84	0.09	(3.68)	(3.59)	(0.13)	—	(0.13)	12.12	(22.76)	288,948	0.60	†	1.51	†	77.29	††
2014	22.60	0.08	(6.83)	(6.75)	(0.01)	—	(0.01)	15.84	(29.83)	140,201	0.62		0.38		64.19
2013	16.16	0.15	6.32	6.47	(0.02)	(0.01)	(0.03)	22.60	40.14	94,938	0.61		0.84		77.29
2012(1)	15.18	0.25	0.76	1.01	(0.03)	—	(0.03)	16.16	6.70	25,863	0.62	†	1.93	†	23.99	††
Global X MSCI Norway ETF
2015(Unaudited)	14.82	0.18	(1.01)	(0.83)	(0.83)	—	(0.83)	13.16	(5.12)	93,459	0.50	†	2.80	†	11.01	††
2014	16.76	0.63	(2.18)	(1.55)	(0.39)	—	(0.39)	14.82	(9.46)	183,038	0.50		3.76		26.50
2013	15.09	0.50	1.60	2.10	(0.43)	—	(0.43)	16.76	14.21	80,465	0.50		3.23		11.01
2012	13.96	0.49	1.00	1.49	(0.36)	—	(0.36)	15.09	11.24	61,129	0.50		3.52		23.39
2011(2)	14.80	0.44	(1.27)	(0.83)	(0.01)	—	(0.01)	13.96	(5.62)	74,707	0.50	†	3.03	†	24.26	††
Global X FTSE Nordic Region ETF
2015(Unaudited)	24.36	0.53	0.37	0.90	(0.85)	—	(0.85)	24.41	3.99	56,383	0.50	†	4.59	†	8.95	††
2014	23.74	0.79	0.46	1.25	(0.63)	—	(0.63)	24.36	5.30	59,927	0.50		3.16		6.05
2013	18.65	0.62	4.97	5.59	(0.50)	—	(0.50)	23.74	30.54	56,015	0.50		2.92		8.95
2012	17.47	0.50	1.27	1.77	(0.53)	(0.06)	(0.59)	18.65	10.84	26,293	0.50		2.88		10.15
2011	19.22	0.53	(2.11)	(1.58)	(0.17)	—	(0.17)	17.47	(8.34)	29,005	0.50		2.74		3.59
2010	16.07	0.32	2.84	3.16	(0.01)	—	(0.01)	19.22	19.68	12,683	0.50		1.91		4.07
Global X Central Asia & Mongolia Index ETF
2015(Unaudited)	12.29	0.17	(1.40)	(1.23)	(0.32)	—	(0.32)	10.74	(9.86)	2,686	0.69	†	3.38	†	11.01	††
2014	13.74	0.38	(1.48)	(1.10)	(0.35)	—	(0.35)	12.29	(8.23)	2,457	0.69		2.84		55.76
2013(3)	14.84	0.41	(1.51)	(1.10)	—	—	—	13.74	(7.41)	1,374	0.69	†	5.01	†	11.01	††
Global X MSCI Nigeria ETF
2015(Unaudited)	13.02	0.32	(2.91)	(2.59)	(0.31)	—	(0.31)	10.12	(20.03)	32,394	0.68	†@	6.70	†	5.44	††
2014	14.92	0.47	(2.16)	(1.69)	(0.17)	(0.04)	(0.21)	13.02	(11.55)	16,924	0.68	@	3.14		54.75
2013(3)	15.31	0.30	(0.69)	(0.39)	—	—	—	14.92	(2.55)	5,970	0.68	†@	3.54	†	5.44	††
Global X Next Emerging & Frontier ETF
2015(Unaudited)	25.55	0.29	(2.06)	(1.77)	(0.40)	—	(0.40)	23.38	(6.93)	133,249	0.58	†	2.46	†	0.77	††
2014(4)	25.08	0.51	0.01 ^	0.52	(0.05)	—	(0.05)	25.55	2.07	152,027	0.58	†‡	2.00	†	24.14	††
Global X FTSE Portugal 20 ETF
2015(Unaudited)	12.65	(0.02)	(0.03)	(0.05)	(0.23)	—	(0.23)	12.37	(0.12)	45,760	0.61	†	(0.37	)†	50.52	††
2014(5)	15.04	0.38	(2.77)	(2.39)	—	—	—	12.65	(15.89)	36,692	0.61	†	2.58	†	53.58	††
Global X MSCI Pakistan ETF
2015(6)(Unaudited)	15.28	0.01	0.03	0.04	—	—	—	15.32	0.26	2,298	0.88	†	3.69	†	5.86	††

(1)	The Fund commenced operations on December 7, 2011.
(2)	The Fund commenced operations on November 9, 2010.
(3)	The Fund commenced operations on April 2, 2013.
(4)	The Fund commenced operations on November 6, 2013.
(5)	The Fund commenced operations on November 12, 2013.
(6)	The Fund commenced operations on April 22, 2015.
^	The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.
*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and has not been annualized. Excludes effect of in-kind transfers.
@	The ratio of Expenses to Average Net Assets includes the effect of a waiver. If these offsets were excluded, the ratio would have been 0.92%, 0.92% and 0.92% for the year and or period ended April 30, 2015, October 31, 2014, and 2013, respectively.
‡	The ratio of Expenses to Average Net Assets includes the effect of income taxes. If these expenses were excluded, the ratio would have been 0.58% for the Global X Next Emerging & Frontier ETF.

Amounts designated as “—” are either $0 or have been rounded to $0.

 The accompanying notes are an integral part of the financial statements.

87

Notes to Financial Statements

April 30, 2015 (Unaudited)

1. ORGANIZATION

The Global X Funds (the "Trust") is a Delaware Statutory Trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of April 30, 2015, the Trust had ninety four portfolios, forty five of which were operational. The financial statements herein and the related notes pertain to the Global X China Consumer ETF, Global X China Energy ETF, Global X China Financials ETF, Global X China Industrials ETF, Global X China Materials ETF, Global X NASDAQ China Technology ETF, Global X Southeast Asia ETF, Global X FTSE Andean 40 ETF, Global X MSCI Colombia ETF, Global X Brazil Mid Cap ETF, Global X Brazil Consumer ETF, Global X Brazil Financials ETF, Global X MSCI Argentina ETF, Global X FTSE Greece 20 ETF, Global X MSCI Norway ETF, Global X FTSE Nordic Region ETF, Global X Central Asia & Mongolia Index ETF, Global X MSCI Nigeria ETF, Global X Next Emerging & Frontier ETF, Global X FTSE Portugal 20 ETF, and Global X MSCI Pakistan ETF (each a “Fund”, collectively, the “Funds”). Each Fund is non-diversified.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Significant Accounting Policies followed by the Funds.

USE OF ESTIMATES – The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ and the Nigerian Stock Exchange), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ and the Nigerian Stock Exchange, the Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

88

Notes to Financial Statements (continued)

April 30, 2015 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value their securities if an event that may materially affect the value of the Funds’ securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the security's last close and the time that the Funds calculate net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disaster, armed conflict, acts of terrorism and significant market fluctuations. If Global X Management Company LLC (the “Adviser”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2015, there were securities valued using Fair Value Procedures of $225,457, $410,505, $264,336, $550, $39,997, and $56,945 in Global X China Industrials ETF, Global X China Materials ETF, Global X NASDAQ China Technology ETF, Global X MSCI Colombia ETF, Global X Brazil Mid Cap ETF, and Global X Brazil Consumer ETF, respectively. There were no other securities priced using the Fair Value Procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost)

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments, fair value of investments for which the Funds do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term)

89

Notes to Financial Statements (continued)

April 30, 2015 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six months ended April 30, 2015, there have been no significant changes to the Funds’ fair valuation methodologies.

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of April 30, 2015. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Global X China Industrials ETF

Quantitative information about Level 3 fair value measurements

Assets	Fair Value at 4/30/15	Valuation Technique(s)	Unobservable Input	Discount Percentage
Common Stock	$225,457	Discount from the Last Traded Price	Last Traded Price Comparability Adjustment %	5%

The unobservable inputs used to determine fair value of Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

REPURCHASE AGREEMENTS — Securities pledged as collateral for repurchase agreements are held by Citibank, N.A. and are designated as being held on each Fund’s behalf by its custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. It is the Funds’ policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Fund bears the risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is prevented from exercising its rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period. For financial statement purposes, the Funds record the securities lending collateral (included in Repurchase Agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Funds.

90

Notes to Financial Statements (continued)

April 30, 2015 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

At April 30, 2015, the open repurchase agreements by counterparty which are subject to a MRA on a net payment basis are as follows:

	Repurchase Agreements	Fair Value of Non-cash Collateral Received	Cash Collateral Received	Net Amount(1)
Global X China Consumer ETF
Barclays	$6,000,000	$6,000,000	$-	$-
Deutsche Bank	2,209,505	2,209,505	-	-
Global X MSCI Norway ETF
Barclays	10,000,000	10,000,000	-	-
Deutsche Bank	2,012,280	2,012,280	-	-
Global X FTSE Portugal 20 ETF
Deutsche Bank	783,899	783,899	-	-

(1)Net Amount represents the net amount receivable due from the counterparty in the event of default.

FEDERAL INCOME TAXES — It is each Fund’s intention to qualify or continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

During the year ended October 31, 2014, The Global X Brazil Consumer ETF, Global X Brazil Financials ETF, and Global X Next Emerging & Frontier ETF incurred federal excise tax in the amount of $808, $5, and $17, respectively. No other provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2015, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the

91

Notes to Financial Statements (continued)

April 30, 2015 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Funds distribute their net investment income on a pro rata basis. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

CREATION UNITS — The Funds issue and redeem shares ("Shares") at Net Asset Value (“NAV”) and only in large blocks of Shares, (each block of Shares for a Fund is called a "Creation Unit" or multiples thereof). Purchasers of Creation Units ("Authorized Participants") at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction payable to Brown Brothers Harriman & Co. (“BBH”), the Fund’s Custodian, on the date of such redemption, regardless of the number of Creation Units redeemed that day.

If a Creation Unit is purchased or redeemed for cash, a higher Transaction Fee will be charged. The following table discloses Creation Unit breakdown:

	Creation Unit	Creation	Value at	Redemption
	Shares	Fee	April 30, 2015	Fee
Global X China Consumer ETF	50,000	$1,900	$774,500	$1,900
Global X China Energy ETF	50,000	1,900	778,000	1,900
Global X China Financials ETF	50,000	1,900	964,000	1,900
Global X China Industrials ETF	50,000	1,900	976,500	1,900
Global X China Materials ETF	50,000	1,900	1,011,000	1,900
Global X NASDAQ China Technology ETF	50,000	1,900	1,404,000	1,900
Global X Southeast Asia ETF	50,000	2,300	802,000	2,300
Global X FTSE Andean 40 ETF	50,000	2,300	462,500	2,300
Global X MSCI Colombia ETF	50,000	2,500	618,000	2,500
Global X Brazil Mid Cap ETF	50,000	1,900	493,000	1,900
Global X Brazil Consumer ETF	50,000	1,500	656,500	1,500
Global X Brazil Financials ETF	50,000	1,500	416,000	1,500
Global X MSCI Argentina ETF	50,000	1,000	1,093,500	1,000
Global X FTSE Greece 20 ETF	50,000	1,000	606,000	1,000
Global X MSCI Norway ETF	50,000	1,400	658,000	1,400
Global X FTSE Nordic Region ETF	50,000	1,400	1,220,500	1,400
Global X Central Asia & Mongolia Index ETF	50,000	2,700	537,000	2,700
Global X MSCI Nigeria ETF	50,000	2,300	506,000	2,300
Global X Next Emerging & Frontier ETF	50,000	9,500	1,169,000	9,500
Global X FTSE Portugal 20 ETF	50,000	1,000	618,500	1,000
Global X MSCI Pakistan ETF	50,000	3,800	766,000	3,800

92

Notes to Financial Statements (continued)

April 30, 2015 (Unaudited)

3. RELATED PARTY TRANSACTIONS

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board of Trustees, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides or causes to be furnished all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate Distribution Agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an "all-in" fee structure. For its service to the Funds, under the Supervision and Administration Agreement, each Fund pays a monthly fee to the Adviser at the annual rate (stated as a percentage of the average daily net assets of the Fund). In addition, the Funds bear other expenses, directly and indirectly that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions and other transaction expenses, interest expenses, acquired fund fees and extraordinary expenses (such as litigation and indemnification expenses). In addition, the Global X MSCI Colombia ETF, Global X MSCI Argentina ETF, Global X FTSE Greece 20 ETF, Global X Central Asia & Mongolia Index ETF, Global X MSCI Nigeria ETF, Global X Next Emerging & Frontier ETF and Global X FTSE Portugal 20 ETF pay custodial fees that are not covered by the Supervision and Administration Agreement. Pursuant to an agreement with the Custodian, the Global X MSCI Colombia ETF, Global X MSCI Argentina ETF, Global X FTSE Greece 20 ETF, Global X Central Asia & Mongolia Index ETF, Global X MSCI Nigeria ETF, Global X Next Emerging & Frontier ETF, Global X FTSE Portugal 20 ETF and Global X MSCI Pakistan ETF may pay up to 0.11%, 0.01%, 0.06%, 0.01%, 0.24%, 0.09%, 0.06% and 0.20%, respectively, in Custody Fees (in addition to the Supervision and Administration Fee).

93

Notes to Financial Statements (continued)

April 30, 2015 (Unaudited)

3. RELATED PARTY TRANSACTIONS (continued)

Supervision
and
Administration
Fee
Global X China Consumer ETF	0.65%
Global X China Energy ETF	0.65%
Global X China Financials ETF	0.65%
Global X China Industrials ETF	0.65%
Global X China Materials ETF	0.65%
Global X NASDAQ China Technology ETF	0.65%
Global X Southeast Asia ETF	0.65%
Global X FTSE Andean 40 ETF	0.72%
Global X MSCI Colombia ETF*	0.68%
Global X Brazil Mid Cap ETF	0.69%
Global X Brazil Consumer ETF	0.77%
Global X Brazil Financials ETF	0.77%
Global X MSCI Argentina ETF	0.74%
Global X FTSE Greece 20 ETF	0.55%
Global X MSCI Norway ETF	0.50%
Global X FTSE Nordic Region ETF	0.50%
Global X Central Asia & Mongolia Index ETF	0.68%
Global X MSCI Nigeria ETF**	0.68%
Global X Next Emerging & Frontier ETF	0.49%
Global X FTSE Portugal 20 ETF	0.55%
Global X MSCI Pakistan ETF	0.68%

*Effective July 15, 2014, pursuant to an expense limitation agreement, the Adviser has agreed to waive or reimburse fees and/or limit fund expenses to the extent necessary to assure that the operating expenses of the Global X MSCI Colombia Fund (the “Fund”) (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.61% of the Fund’s average daily net assets per year until at least March 1, 2016. Prior to July 15, 2014, pursuant to an expense limitation agreement, the Adviser had agreed to waive or reimburse fees and/or limit fund expenses to the extent necessary to assure that the operating expenses of the Fund (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest and extraordinary expenses (such as litigation and indemnification expenses)) did not exceed 0.68% of the Fund’s average daily net assets per year until at least March 1, 2015. The Fund (at a later date) may reimburse the Adviser for the fees and expenses it waived or reimbursed and/or limited pursuant to the expense limitation agreement during any of the prior three fiscal years, provided that, among other things, any reimbursement made to the Adviser does not cause Total Annual Fund Operating Expenses to exceed the maximum permitted rate during the period in which it is paid and the Board of Trustees has approved such reimbursement to the Adviser. At April 30, 2015, the amounts of waivers/reimbursements subject to recoupment for Global X MSCI Colombia ETF were $67,730 expiring in 2018, $132,223 expiring in 2017, $84,928 expiring in 2016 and $77,243 expiring in 2015. As of April 30, 2015, there had been no recoupment of previously waived and reimbursed fees.

**Pursuant to an expense limitation agreement, the Adviser has agreed to waive or reimburse fees and/or limit fund expenses to the extent necessary to assure that the operating expenses of the Global X MSCI Nigeria Fund (the “Fund”) (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.68% of the Fund’s average daily net assets per year until at least March 1, 2016. The Fund (at a later date) may reimburse the Adviser for the fees and expenses it waived or reimbursed and/or limited pursuant to the expense limitation agreement during any of the prior three fiscal years, provided that, among other things, any reimbursement made to the Adviser does not cause Total Annual Fund Operating Expenses of the Fund to exceed the maximum permitted rate during the period in which it is paid and the Board of Trustees has approved such reimbursement to the Adviser. At April 30, 2015, the amounts of waivers/reimbursements subject to recoupment for Global X MSCI Nigeria ETF were $23,540 expiring in 2018, $33,893 expiring in 2017 and $5,469 expiring in 2016. As of April 30, 2015, there had been no recoupment of previously waived and reimbursed fees.

94

Notes to Financial Statements (continued)

April 30, 2015 (Unaudited)

3. RELATED PARTY TRANSACTIONS (continued)

SEI Investments Global Fund Services (“SEIGFS”) serves as Sub-Administrator to the Funds. As Sub-Administrator, SEIGFS provides the Funds with the required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, the Sub-Administrator receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.

SEI Investments Distribution Co. (“SIDCO”) serves as each Fund’s underwriter and distributor of Shares pursuant to a Distribution Agreement. Under the Distribution Agreement, SIDCO, as agent, receives orders to create and redeem Shares in Creation Unit Aggregations and transmits such orders to the Trust’s custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund Shares. SIDCO bears the following costs and expenses relating to the distribution of Shares: (i) the costs of processing and maintaining records of creations of Creation Units; (ii) all costs of maintaining the records required of a registered broker/dealer; (iii) the expenses of maintaining its registration or qualification as a dealer or broker under Federal or state laws; (iv) filing fees; and (v) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. SIDCO receives no fee for its distribution services under the Distribution Agreement.

BBH, located at 40 Water Street, Boston, MA 02109, serves as Custodian and Transfer Agent of the Funds’ assets. As Custodian, BBH has agreed to (1) make receipts and disbursements of money on behalf of the Fund, (2) collect and receive all income and other payments and distributions on account of the Funds’ portfolio investments, (3) respond to correspondence from shareholders, security brokers and others relating to its duties; and (4) make periodic reports to the Funds concerning the Funds’ operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As compensation for these services, the Custodian receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

As Transfer Agent, BBH has agreed to (1) issue and redeem shares of each Fund, (2) make dividend and other distributions to shareholders of each Fund, (3) respond to correspondence by shareholders and others relating to its duties; (4) maintain shareholder accounts, and (5) make periodic reports to the Funds. As compensation for these services, the Transfer Agent receives certain out of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

95

Notes to Financial Statements (continued)

April 30, 2015 (Unaudited)

4. INVESTMENT TRANSACTIONS

For the period ended April 30, 2015, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

		Sales and
	Purchases	Maturities
Global X China Consumer ETF	$16,325,657	$18,862,974
Global X China Energy ETF	306,392	392,170
Global X China Financials ETF	6,871,540	7,684,008
Global X China Industrials ETF	1,365,842	1,265,788
Global X China Materials ETF	680,536	722,078
Global X NASDAQ China Technology ETF	5,083,490	4,372,323
Global X Southeast Asia ETF	1,847,654	3,870,096
Global X FTSE Andean 40 ETF	972,714	1,330,636
Global X MSCI Colombia ETF	48,310,267	29,774,459
Global X Brazil Mid Cap ETF	491,217	1,307,185
Global X Brazil Consumer ETF	947,305	2,155,327
Global X Brazil Financials ETF	393,655	1,187,782
Global X MSCI Argentina ETF	2,991,905	3,182,860
Global X FTSE Greece 20 ETF	45,613,762	45,006,648
Global X MSCI Norway ETF	9,383,375	12,525,680
Global X FTSE Nordic Region ETF	1,611,974	2,973,369
Global X Central Asia & Mongolia ETF	385,209	424,374
Global X MSCI Nigeria ETF	21,596,007	3,083,179
Global X Next Emerging & Frontier ETF	1,058,540	3,505,265
Global X FTSE Portugal 20 ETF	6,259,678	6,919,424
Global X MSCI Pakistan ETF	2,443,005	134,951

During the period ended April 30, 2015, there were no purchases or sales of long-term U.S. Government securities for the Funds.

96

Notes to Financial Statements (continued)

April 30, 2015 (Unaudited)

4. INVESTMENT TRANSACTIONS (continued)

For the year or period ended April 30, 2015 and October 31, 2014, in-kind transactions associated with creations and redemptions were, respectively:

		Sales and	Realized
	Purchases	Maturities	Gain (Loss)
Global X China Consumer ETF	$-	$28,764,289	$(2,315,500)
Global X China Energy ETF	-	1,488,018	261,904
Global X China Financials ETF	45,882,818	5,402,831	915,864
Global X China Industrials ETF	4,723,276	1,317,463	257,956
Global X China Materials ETF	3,901,261	747,829	(8,308)
Global X NASDAQ China Technology ETF	-	4,032,209	1,071,008
Global X Southeast Asia ETF	1,207,349	5,291,756	(121,698)
Global X FTSE Andean 40 ETF	234,771	494,995	23,482
Global X MSCI Colombia ETF	12,077,675	2,319,422	(956,697)
Global X Brazil Mid Cap ETF	-	695,156	(195,885)
Global X Brazil Consumer ETF	-	259,958	(135,853)
Global X Brazil Financials ETF	118,644	437,350	(79,806)
Global X MSCI Argentina ETF	4,124,088	4,602,995	201,401
Global X FTSE Greece 20 ETF	222,280,514	46,390,183	(13,197,049)
Global X MSCI Norway ETF	28,913,661	100,507,684	(16,825,148)
Global X FTSE Nordic Region ETF	-	3,620,648	969,241
Global X Central Asia & Mongolia ETF	487,572	-	-
Global X MSCI Nigeria ETF	-	-	-
Global X Next Emerging & Frontier ETF	-	4,403,327	(12,341)
Global X FTSE Portugal 20 ETF	19,241,548	10,382,786	(493,371)
Global X MSCI Pakistan ETF	-	-	-

		Sales and	Realized
	Purchases	Maturities	Gain (Loss)
Global X China Consumer ETF	$47,940,122	$59,438,708	$8,591,703
Global X China Energy ETF	1,699,167	1,473,707	285,984
Global X China Financials ETF	43,833,368	33,262,860	(1,909,351)
Global X China Industrials ETF	2,505,310	1,137,325	(192,086)
Global X China Materials ETF	3,140,144	2,325,727	242,887
Global X NASDAQ China Technology ETF	11,399,519	1,083,174	427,255
Global X Southeast Asia ETF	618,059	13,850,456	(775,180)
Global X FTSE Andean 40 ETF	861,619	778,248	(48,376)
Global X MSCI Colombia ETF	10,416,753	19,375,791	(1,830,863)
Global X Brazil Mid Cap ETF	-	1,446,513	210,770
Global X Brazil Consumer ETF	-	1,757,766	(6,808)
Global X Brazil Financials ETF	171,813	-	-
Global X MSCI Argentina ETF	31,901,934	17,604,834	1,741,787
Global X FTSE Greece 20 ETF	362,238,361	236,278,267	16,402,582
Global X MSCI Norway ETF	156,687,697	23,285,532	3,808,749
Global X FTSE Nordic Region ETF	13,746,411	10,481,543	3,016,773
Global X Central Asia & Mongolia ETF	1,397,287	-	-
Global X MSCI Nigeria ETF	3,562,309	-	-
Global X Next Emerging & Frontier ETF	107,644,116	2,778,201	215,323
Global X FTSE Portugal 20 ETF	53,044,408	7,499,502	396,498

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences

97

Notes to Financial Statements (continued)

April 30, 2015 (Unaudited)

5. TAX INFORMATION (continued)

may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the years or periods ended October 31, 2014 and October 31, 2013 were as follows:

Global X Funds	Ordinary Income	Long-Term Capital Gain	Totals

Global X China Consumer ETF
2014	$1,981,753	$–	$1,981,753
2013	2,128,638	–	2,128,638
Global X China Energy ETF
2014	$85,026	$–	$85,026
2013	88,625	–	88,625
Global X China Financials ETF
2014	$243,282	$–	$243,282
2013	186,317	–	186,317
Global X China Industrials ETF
2014	$65,300	$–	$65,300
2013	64,616	–	64,616
Global X China Materials ETF
2014	$36,867	$–	$36,867
2013	40,384	–	40,384
Global X NASDAQ China Technology ETF
2014	$3,666	$–	$3,666
2013	16,025	–	16,025
Global X Southeast Asia ETF
2014	$1,423,135	$–	$1,423,135
2013	806,416	–	806,416
Global X FTSE Andean 40 ETF
2014	$153,480	$–	$153,480
2013	155,634	–	155,634
Global X MSCI Colombia ETF
2014	$4,567,150	$–	$4,567,150
2013	3,654,817	–	3,654,817
Global X Brazil Mid Cap ETF
2014	$531,843	$–	$531,843
2013	544,000	–	544,000
Global X Brazil Consumer ETF
2014	$185,072	$–	$185,072
2013	293,164	–	293,164
Global X Brazil Financials ETF
2014	$22,454	$–	$22,454
2013	149,310	–	149,310
Global X MSCI Argentina ETF
2014	$45,738	$–	$45,738
2013	31,297	–	31,297
Global X FTSE Greece 20 ETF
2014	$118,994	$33,492	$152,486
2013	47,749	–	47,749
Global X MSCI Norway ETF
2014	$2,012,342	$–	$2,012,342
2013	1,583,434	–	1,583,434
Global X FTSE Nordic Region ETF
2014	$1,480,041	$–	$1,480,041
2013	698,310	–	698,310
Global X Central Asia & Mongolia Index ETF
2014	$52,316	$–	$52,316
2013	–	–	–
Global X MSCI Nigeria ETF
2014	$92,838	$–	$92,838
2013	–	–	–
Global X Next Emerging & Frontier ETF(1)
2014	$28,312	$–	$28,312
Global X FTSE Portugal 20 ETF(2)
2014	$–	$–	$–

(1)Commenced operations November 6, 2013.

(2)Commenced operations November 12, 2013.

98

Notes to Financial Statements (continued)

April 30, 2015 (Unaudited)

5. TAX INFORMATION (continued)

As of October 31, 2014, the components of tax basis distributable earnings (accumulated losses)

were as follows:

	Global X China Consumer ETF	Global X China Energy ETF	Global X China Financials ETF
Undistributed Ordinary Income	$1,969,844	$81,629	$617,665
Capital Loss Carryforwards	(17,328,473)	(612,885)	(1,306,781)
Unrealized Depreciation on Investments and Foreign Currency	(25,865,619)	(56,137)	(1,647,856)
Other Temporary Differences	(4)	(3)	(4)
Total Accumulated Losses	$(41,224,252)	$(587,396)	$(2,336,976)

	Global X China Industrials ETF	Global X China Materials ETF	Global X NASDAQ China Technology ETF
Undistributed Ordinary Income	$40,506	$30,768	$58,833
Capital Loss Carryforwards	(1,441,161)	(938,459)	(898,727)
Unrealized Depreciation on Investments and Foreign Currency	(459,681)	(789,463)	2,477,825
Other Temporary Differences	(3)	1	(1)
Total Distributable Earnings (Accumulated Losses)	$(1,860,339)	$(1,697,153)	$1,637,930

	Global X Southeast Asia ETF	Global X FTSE Andean 40 ETF	Global X MSCI Colombia ETF
Undistributed Ordinary Income	$641,310	$154,556	$2,089,415
Capital Loss Carryforwards	(1,652,420)	(1,002,786)	(19,187,538)
Unrealized Depreciation on Investments and Foreign Currency	(1,637,279)	(2,526,847)	(22,786,232)
Other Temporary Differences	(6)	1	(3)
Total Accumulated Losses	$(2,648,395)	$(3,375,0 76)	$(39,884,358)

	Global X Brazil Mid Cap ETF	Global X Brazil Consumer ETF	Global X Brazil Financials ETF
Undistributed Ordinary Income	$209,389	$238,744	$113,926
Capital Loss Carryforwards	(5,095,803)	(2,578,461)	(1,143,797)
Unrealized Depreciation on Investments and Foreign Currency	(1,102,273)	(475,602)	(859,617)
Other Temporary Differences	(1)	—	(3)
Total Accumulated Losses	$(5,988,688)	$(2,815,319)	$(1,889,491)

	Global X MSCI Argentina ETF	Global X FTSE Greece 20 ETF	Global X MSCI Norway ETF
Undistributed Ordinary Income	$31,029	$707,126	$4,495,136
Capital Loss Carryforwards	(1,806,944)	(4,430,311)	(3,797,528)
Unrealized Depreciation on Investments and Foreign Currency	(2,275,925)	(80,816,966)	(32,601,688)
Other Temporary Differences	(3)	(4)	4
Total Accumulated Losses	$(4,051,843)	$(84,540,155)	$(31,904,076)

99

Notes to Financial Statements (continued)

April 30, 2015 (Unaudited)

5. TAX INFORMATION (continued)

	Global X FTSE Nordic Region ETF	Global X Central Asia & Mongolia Index ETF	Global X MSCI Nigeria ETF
Undistributed Ordinary Income	$2,045,741	$62,356	$383,917
Capital Loss Carryforwards	(412,755)	(76,411)	(606,112)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	3,904,227	(394,791)	(2,456,638)
Other Temporary Differences	(4)	(2)	1
Total Distributable Earnings (Accumulated Losses)	$5,537,209	$(408,848)	$(2,678,832)

	Global X Next Emerging & Frontier ETF	Global X FTSE Portugal 20 ETF
Undistributed Ordinary Income	$1,793,239	$575,663
Capital Loss Carryforwards	(399,316)	(257,210)
Unrealized Depreciation on Investments and Foreign Currency	(2,105,327)	(9,559,053)
Other Temporary Differences	(5)	1
Total Accumulated Losses	$(711,409)	$(9,240,599)

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward for a maximum period of eight years and applied against future gains. As of October 31, 2014, the Funds that had capital loss carryforwards are listed below:

			Global X	Global X	Global X
		Global X	China	China	China
	Global X China	China	Financials	Industrials	Materials
Expiration date	Consumer ETF	Energy ETF	ETF	ETF	ETF
October 2019	$1,341,121	$33,912	$-	$-	$-
October 2018	173,208	-	551,954	94,810	-
	$1,514,329	$33,912	$551,954	$94,810	$-

	Global X		Global X	Global X
	NASDAQ	Global X	FTSE	MSCI	Global X
	China	Southeast	Andean 40	Colombia	Brazil Mid
Expiration date	Technology	Asia ETF	ETF	ETF	Cap ETF
October 2019	$236,466	$-	$120,886	$8,249,654	$918,379
October 2018	-	-	-	-	-
	$236,466	$-	$120,886	$8,249,654	$918,379

		Global X	Global X
		Brazil	MSCI	Global X	Global X
	Global X Brazil	Financials	Argentina	FTSE Greece	MSCI
Expiration date	Consumer ETF	ETF	ETF	20 ETF	Norway ETF
October 2019	$563,593	$-	$414,683	$-	$1,802,290
October 2018	-	-	-	-	-
	$563,593	$-	$414,683	$-	$1,802,290

		Global X		Global X	Global X
	Global X FTSE	Central Asia	Global X	Next	FTSE
	Nordic Region	& Mongolia	MSCI	Emerging &	Portugal 20
Expiration date	ETF	Index ETF	Nigeria ETF	Frontier ETF	ETF
October 2019	$-	$-	$-	$-	$-
October 2018	-	-	-	-	-
	$-	$-	$-	$-	$-

100

Notes to Financial Statements (continued)

April 30, 2015 (Unaudited)

5. TAX INFORMATION (continued)

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years are required to be used prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, preenactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

Global X Funds	Short-Term Loss	Long-Term Loss	Total
Global X China Consumer ETF	$2,846,972	$12,967,172	$15,814,144
Global X China Energy ETF	47,040	531,933	578,973
Global X China Financials ETF	248,269	506,558	754,827
Global X China Industrials ETF	560	1,345,791	1,346,351
Global X China Materials ETF	30,358	908,101	938,459
Global X NASDAQ China Technology ETF	152,056	510,205	662,261
Global X Southeast Asia ETF	1,414,797	237,623	1,652,420
Global X FTSE Andean 40 ETF	387,284	494,616	881,900
Global X MSCI Colombia ETF	6,755,460	4,182,424	10,937,884
Global X Brazil Mid Cap ETF	744,516	3,432,908	4,177,424
Global X Brazil Consumer ETF	695,905	1,318,963	2,014,868
Global X Brazil Financials ETF	129,982	1,013,815	1,143,797
Global X MSCI Argentina ETF	288,330	1,103,931	1,392,261
Global X FTSE Greece 20 ETF	4,430,311	—	4,430,311
Global X MSCI Norway ETF	794,087	1,201,151	1,995,238
Global X FTSE Nordic Region ETF	355,991	56,764	412,755
Global X Central Asia & Mongolia Index ETF	76,411	—	76,411
Global X MSCI Nigeria ETF	228,044	378,068	606,112
Global X Next Emerging & Frontier ETF(1)	399,316	—	399,316
Global X FTSE Portugal 20 ETF(2)	257,210	—	257,210

(1)Commenced operations November 6, 2013.

(2)Commenced operations November 12, 2013.

During the year ended October 31, 2014 the following funds utilized capital loss carryforwards to offset capital gains amounting to:

Global X Funds
Global X NASDAQ China Technology ETF	$18,272
Global X MSCI Norway ETF	431,879
Global X FTSE Nordic Region ETF	209,783

101

Notes to Financial Statements (continued)

April 30, 2015 (Unaudited)

5. TAX INFORMATION (continued)

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at April 30, 2015 were as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Global X China Consumer ETF	$126,550,275	$14,025,109	$(16,918,862)	$(2,893,753)
Global X China Energy ETF	3,153,227	321,859	(362,233)	(40,374)
Global X China Financials ETF	91,206,235	26,343,796	(48,013)	26,295,783
Global X China Industrials ETF	9,706,515	2,347,623	(352,759)	1,994,864
Global X China Materials ETF	6,849,582	659,205	(434,701)	224,504
Global X NASDAQ China Technology ETF	16,628,371	6,439,955	(600,818)	5,839,137
Global X Southeast Asia ETF	24,054,024	1,029,354	(2,815,283)	(1,785,929)
Global X FTSE Andean 40 ETF	9,843,727	175,512	(2,611,811)	(2,436,299)
Global X MSCI Colombia ETF	123,953,992	2,931,259	(22,275,741)	(19,344,481)
Global X Brazil Mid Cap ETF	6,435,001	421,796	(1,948,673)	(1,526,876)
Global X Brazil Consumer ETF	7,960,796	858,362	(2,249,914)	(1,391,551)
Global X Brazil Financials ETF	1,514,804	40,159	(309,168)	(269,009)
Global X MSCI Argentina ETF	20,796,678	2,142,334	(2,724,383)	(582,050)
Global X FTSE Greece 20 ETF	326,598,503	8,902,939	(47,383,293)	(38,480,354)
Global X MSCI Norway ETF	126,959,142	1,314,858	(23,624,794)	(22,309,937)
Global X FTSE Nordic Region ETF	49,686,154	8,041,254	(1,954,585)	6,086,670
Global X Central Asia & Mongolia Index ETF	3,252,556	157,856	(441,872)	(284,017)
Global X MSCI Nigeria ETF	35,561,332	259,565	(3,556,025)	(3,296,460)
Global X Next Emerging & Frontier ETF	147,075,735	8,117,999	(21,945,829)	(13,827,831)
Global X FTSE Portugal 20 ETF	51,792,490	1,465,116	(6,760,596)	(5,295,480)
Global X MSCI Pakistan ETF(1)	2,306,923	22,824	(26,445)	(3,621)

(1) The Fund commenced operations on April 22, 2015.

102

Notes to Financial Statements (continued)

April 30, 2015 (Unaudited)

6. CONCENTRATION OF RISKS

The Funds invest in securities of foreign issuers in several countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The securities markets of emerging countries are less liquid and subject to greater price volatility, and have a smaller market capitalization, than the U.S. securities markets. In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issues or sectors.

Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations are issuers and securities markets in the U.S. In particular, the assets and profits appearing on the financial statements of emerging country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers. Substantially less information may be publicly available about emerging country issuers than is available about issuers in the United States.

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

The Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the underlying index in approximately the same proportions as in the underlying index. The Funds may utilize a representative sampling strategy with respect to their underlying index when a replication strategy might be detrimental to its shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow its underlying index, or, in certain instances, when securities in the underlying index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to the Funds but not the underlying indexes).

Certain Funds may invest in commodity related securities, which are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have a great impact on those securities.

7. REVERSE SHARE SPLIT

Effective May 16, 2013, the Global X China Materials ETF and the Global X MSCI Argentina ETF executed a 1-for-2 reverse share split for shareholders of record after the close of markets on May 15, 2013. The effect of this transaction was to divide the number of outstanding shares of the Funds by two, resulting in a corresponding increase in the net asset value per share. The capital share activity presented in the statement of changes in net assets for each of the years in the period then ended, and per share data in the financial highlights for each of the years in the period then ended, have been given retroactive effect to reflect these reverse share splits. There were no changes in net assets, results of operations or total return as a result of these transactions.

103

Notes to Financial Statements (continued)

April 30, 2015 (Unaudited)

8. LOANS OF PORTFOLIO SECURITIES

The Funds may lend portfolio securities having a market value up to one-third of the Funds’ total assets. Security loans made pursuant to a securities lending agreement are required at all times to be secured by collateral equal to at least 102% for U.S. based securities and 105% for foreign based securities. Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements or U.S. Treasury obligations and is recognized in the Schedule of Investments and Statement of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statement of Assets and Liabilities. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

As of April 30, 2015, the value of the securities on loan was $7,515,812, $14,782,848 and $735,633 for the Global X China Consumer ETF, Global X MSCI Norway ETF and Global X FTSE Portugal 20 ETF, respectively. The value of securities purchased with the cash collateral held from securities on loan was $8,209,505, $12,012,280 and $783,899 for the Global X China Consumer ETF, Global X MSCI Norway ETF, and Global X FTSE Portugal 20 ETF, respectively. The value of the cash collateral held from securities on loan was $3,401,322 for the Global X MSCI Norway ETF.

As of April 30, 2015, the following Funds had securities on loan, by counterparty:

	Market Value	Cash Collateral
Global X China Consumer ETF
Citigroup	$1,035,980	$1,024,900
Deutsche Bank	113,697	162,001
Goldman Sachs	684,328	722,640
Macquarie Capital	2,898,557	3,387,007
Morgan Stanley	2,100,046	2,204,257
National Financial Services	620,768	646,000
UBS Securities	62,436	62,700
Global X MSCI Norway ETF
Barclays Capital	232,181	237,600
Citigroup	597,066	587,850
Credit Suisse	10,023,853	10,555,918
JPMorgan	252,438	254,925
Morgan Stanley	1,310,725	1,327,829
UBS Securities	2,366,585	2,449,480
Global X FTSE Portugal 20 ETF
Citigroup	60,355	65,800
Credit Suisse	532,295	562,929
Merrill Lynch Pierce Fenner & Smith	22,864	24,214
Nomura Securities	120,119	130,956

104

Notes to Financial Statements (concluded)

April 30, 2015 (Unaudited)

9. CONTRACTUAL OBLIGATIONS

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

10. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosure or adjustments were required to the financial statements as of the date the financial statements were issued, except as follows:

Subsequent to the April 30th period end, the following investment portfolios were added to the Trust.

Fund Name:

Global X High Quality Dividend Yield Index ETF

Global X S&P 500® Catholic Values Custom Index ETF

Subsequent to the April 30th period end, the following investment portfolios of the Trust commenced operations:

Fund Name:	Commenced Operations:
Global X Scientific Beta US ETF	May 12, 2015
Global X Scientific Beta Europe ETF	May 12, 2015
Global X Scientific Beta Asia ex-Japan ETF	May 12, 2015
Global X Scientific Beta Japan ETF	May 12, 2015
Global X YieldCo Index ETF	May 27, 2015

105

Disclosure of Fund Expenses (Unaudited)

All Exchange Traded Funds (“ETF”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, brokerage fees, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of their investment in a Fund.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from November 1, 2014 through April 30, 2015.

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Funds, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Funds had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

106

Disclosure of Fund Expenses (Unaudited) (continued)

	Beginning Account Value 11/1/2014	Ending Account Value 4/30/2015	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X China Consumer ETF
Actual Fund Return	$1,000.00	$1,144.10	0.65%	$3.46
Hypothetical 5% Return	1,000.00	1,021.57	0.65	3.26
Global X China Energy ETF
Actual Fund Return	$1,000.00	$1,060.30	0.65%	$3.32
Hypothetical 5% Return	1,000.00	1,021.57	0.65	3.26
Global X China Financials ETF
Actual Fund Return	$1,000.00	$1,442.70	0.65%	$3.94
Hypothetical 5% Return	1,000.00	1,021.57	0.65	3.26
Global X China Industrials ETF
Actual Fund Return	$1,000.00	$1,521.40	0.65%	$4.06
Hypothetical 5% Return	1,000.00	1,021.57	0.65	3.26
Global X China Materials ETF
Actual Fund Return	$1,000.00	$1,385.30	0.65%	$3.84
Hypothetical 5% Return	1,000.00	1,021.57	0.65	3.26
Global X NASDAQ China Technology ETF
Actual Fund Return	$1,000.00	$1,199.90	0.65%	$3.55
Hypothetical 5% Return	1,000.00	1,021.57	0.65	3.26
Global X Southeast Asia ETF
Actual Fund Return	$1,000.00	$982.20	0.65%	$3.19
Hypothetical 5% Return	1,000.00	1,021.57	0.65	3.26
Global X FTSE Andean 40 ETF
Actual Fund Return	$1,000.00	$891.90	0.72%	$3.38
Hypothetical 5% Return	1,000.00	1,021.22	0.72	3.61
Global X MSCI Colombia ETF
Actual Fund Return	$1,000.00	$732.20	0.61%	$2.62
Hypothetical 5% Return	1,000.00	1,021.77	0.61	3.06
Global X Brazil Mid Cap ETF
Actual Fund Return	$1,000.00	$836.00	0.69%	$3.14
Hypothetical 5% Return	1,000.00	1,021.37	0.69	3.46
Global X Brazil Consumer ETF
Actual Fund Return	$1,000.00	$815.10	0.77%	$3.47
Hypothetical 5% Return	1,000.00	1,020.98	0.77	3.86
Global X Brazil Financials ETF
Actual Fund Return	$1,000.00	$835.20	0.77%	$3.50
Hypothetical 5% Return	1,000.00	1,020.98	0.77	3.86
Global X MSCI Argentina ETF
Actual Fund Return	$1,000.00	$1,037.40	0.74%	$3.74
Hypothetical 5% Return	1,000.00	1,021.12	0.74	3.71
Global X FTSE Greece 20 ETF
Actual Fund Return	$1,000.00	$772.40	0.60%	$2.65
Hypothetical 5% Return	1,000.00	1,021.81	0.60	3.02
Global X MSCI Norway ETF
Actual Fund Return	$1,000.00	$948.80	0.50%	$2.42
Hypothetical 5% Return	1,000.00	1,022.32	0.50	2.51
Global X FTSE Nordic Region ETF
Actual Fund Return	$1,000.00	$1,039.90	0.50%	$2.53
Hypothetical 5% Return	1,000.00	1,022.32	0.50	2.51
Global X Central Asia & Mongolia Index ETF
Actual Fund Return	$1,000.00	$901.40	0.69%	$3.24
Hypothetical 5% Return	1,000.00	1,021.38	0.69	3.45
Global X MSCI Nigeria ETF
Actual Fund Return	$1,000.00	$799.70	0.68%	$3.03
Hypothetical 5% Return	1,000.00	1,021.42	0.68	3.41
Global X Next Emerging & Frontier ETF
Actual Fund Return	$1,000.00	$930.70	0.58%	$2.78
Hypothetical 5% Return	1,000.00	1,021.92	0.58	2.91

107

Disclosure of Fund Expenses (Unaudited) (concluded)

	Beginning Account Value 11/1/2014	Ending Account Value 4/30/2015	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X FTSE Portugal ETF
Actual Fund Return	$1,000.00	$998.80	0.61%	$3.03
Hypothetical 5% Return	1,000.00	1,021.76	0.61	3.06
Global X MSCI Pakistan ETF
Actual Fund Return	$1,000.00	$1,002.60	0.88%	$0.22	(2)
Hypothetical 5% Return	1,000.00	1,020.43	0.88	4.41

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period.).

(2)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 8/365 (to reflect the period from inception to date.).

108

Approval of Investment Advisory Agreement (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended ("1940 Act"), requires the board of trustees (the “Board”) of Global X Funds (the “Trust”), including a majority of those trustees who are not "interested persons," as defined in the 1940 Act ("Independent Trustees"), consider on an initial basis and periodically thereafter, at an in-person meeting called for such purpose, the terms of each fund’s investment advisory agreement and whether to approve entering into, or renewing, each such agreement.

At a quarterly Board meeting held on November 14, 2014, the Board (including the Trust’s Independent Trustees voting separately) considered and unanimously approved the continuation of (i) the Investment Advisory Agreement ("Renewal Investment Advisory Agreement") for each fund covered by this Semi-Annual Report (each, a "Renewal Fund") and (ii) the Supervision and Administration Agreement ("Renewal Supervision and Administration Agreement"), on behalf of each Renewal Fund, between the Trust and Global X Management Company ("Global X Management"). The Renewal Investment Advisory Agreement and the Renewal Supervision and Administration Agreement are collectively referred to herein as the "Renewal Agreements."

In advance of the Board meeting, the Board (including the Trust’s Independent Trustees) and the Independent Trustees’ independent legal counsel requested (in writing) detailed information from Global X Management in connection with the Board’s consideration of the Renewal Agreements, and the Board received and reviewed written responses from Global X Management and supporting materials relating to those requests for information. In the course of their consideration of the Renewal Agreements, the Trust’s Independent Trustees were advised by their counsel and, in addition to meeting with management of Global X Management, they met separately in executive session with their counsel.

In determining to approve the continuation of the Renewal Agreements for each Renewal Fund, the Board considered a variety of actors, including but not limited to the factors discussed in greater detail below. After full consideration of the facts below, as well as other factors that were instructive in their consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded that the Renewal Agreements were fair and reasonable and in the best interests of each Renewal Fund and its shareholders.

In reaching this decision, the Board did not assign relative weights to the factors discussed below nor did the Board deem any one factor or group of factors to be determinative. Each member of the Board may have afforded different weight to the various factors.

RENEWAL AGREEMENTS

Nature, Extent and Quality of Services

With respect to this factor, the Board considered:

•	the terms of the Renewal Agreements and the range of services to be provided to each Renewal Fund in accordance with the Renewal Agreements;

109

Approval of Investment Advisory Agreement (Unaudited) (continued)

•	Global X Management’s key personnel and the portfolio managers who would provide investment advisory, supervision and administrative services to each Renewal Fund;

•	Global X Management’s responsibilities under the Renewal Agreements, including, among other things, to: (i) manage the investment operations of each Renewal Fund and the composition of each Renewal Fund’s assets, including the purchase, retention and disposition of its holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights relating to securities and assets held by each Renewal Fund, (iv) select broker-dealers to execute portfolio transactions for each Renewal Fund when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) for the shareholders of each Renewal Fund, the periodic updating of the registration statement, prospectuses, statements of additional information, and other reports and documents for each Renewal Fund that are required to be filed by the Trust with the Securities and Exchange Commission (“SEC”) and other regulatory and governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including creation units) of each Renewal Fund by shareholders and new investors;

•	the nature, extent and quality of the services (including advisory, administrative and compliance services) that have been provided by Global X Management or made available to each Renewal Fund and the adequacy of Global X Management’s personnel resources that would continue to be made available to each Renewal Fund; and

•	the quality of Global X Management’s resources and personnel that would be made available to each Renewal Fund, including Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

Based on these considerations, the Board concluded that, in the exercise of its business judgment, the nature, extent and quality of the services provided to each Renewal Fund by Global X Management were fair and reasonable.

Performance

With respect to this factor, the Board considered the total return and investment performance of each Renewal Fund (other than the Global X MSCI Pakistan ETF) relative to (i) the performance of unaffiliated comparable specialized and/or focused exchange-traded funds and/or other registered funds in the same industry classification as each of the Renewal Funds, which performance information is publicly available from such registered funds as well as other third party sources; and (ii) the performance of other comparable funds and pertinent indexes.

Based on these considerations and comparisons, the Board concluded that, in the exercise of its business judgment, the investment performance of each Renewal Fund (other than the Global X MSCI Pakistan ETF) supported the Board’s approval of the continuation of the Renewal Agreements.

110

Approval of Investment Advisory Agreement (Unaudited) (continued)

The Board determined that, because the Global X MSCI Pakistan ETF had not commenced operations, meaningful data relating to its investment performance was not available and, therefore, could not be a factor in approving the Renewal Agreement for the Global X MSCI Pakistan ETF.

Cost of Services and Profitability

The Board considered Global X Management’s costs in providing investment management and related services to each Renewal Fund. In this regard, the Board considered the management fee (“Management Fee”) that has been borne or expected to be borne by each Renewal Fund under the Renewal Agreements for the various investment advisory, supervisory and administrative services that each Renewal Fund requires under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by each Renewal Fund).

In addition, the Board considered the current and expected profitability to Global X Management from all services provided or expected to be provided to the Renewal Funds, as well as all aspects of Global X Management’s relationship with each of the Renewal Funds. In connection with these considerations, Global X Management provided the Board with financial information regarding its operations and services to the Renewal Funds and discussed with the Board its current and expected profitability with respect to the Renewal Funds.

Based on these considerations, the Board concluded that, in the exercise of its business judgment, the Management Fee paid by each Renewal Fund to Global X Management, as well as the profits anticipated to be realized by Global X Management from its relationship with each of the Renewal Funds, was reasonable and in the best interests of each Renewal Fund and its shareholders.

Comparison of Fees and Services

With respect to this factor, the Board considered:

•	comparative information with respect to the Management Fee paid to Global X Management by each of the Renewal Funds. In connection with this consideration, Global X Management provided the Board with comparative expense data for each of the Renewal Funds, including fees and expenses paid by unaffiliated comparable specialized and/or focused exchange-traded funds and/or other comparable registered funds, as well as fees and expenses paid by other funds that are series of the Trust under the same unitary Management Fee structure;

•	the structure of the unitary Management Fee (which includes, as one component, the investment advisory fee for each Renewal Fund) and the current total expense ratios for each of the Renewal Funds. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for the Renewal Funds was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratio (i.e., the total fees) of each of the Renewal Funds and that the

111

Approval of Investment Advisory Agreement (Unaudited) (Concluded)

Management Fee for each Renewal Fund was set at a competitive fee to make each Renewal Fund viable in the marketplace; and

•	that Global X Management is responsible for most ordinary expenses of the Renewal Funds, including the costs of various third-party services required by the Renewal Funds, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that each Renewal Fund bears other expenses not covered under the unitary Management Fee, such as asset-based custody fees for certain of the Renewal Funds, taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

Based on these considerations and comparisons regarding fees and expenses, the Board concluded that, in the exercise of its business judgment, it would be in the best interests of each Renewal Fund and its shareholders to approve the Renewal Agreements.

Economies of Scale

With respect to this factor, the Board considered:

•	the extent to which economies of scale would be realized as the Renewal Funds grow and whether the unitary Management Fee for each Renewal Fund reflected these economies of scale;

•	the significant investment of time, personnel and other resources that Global X Management has made and intends to make in the Renewal Funds in order to seek to assure that the Renewal Funds are attractive to investors; and

•	that the unitary Management Fee provides a high level of certainty as to the total level of expenses for the Renewal Funds and their shareholders.

Based on these considerations regarding economies of scale, the Board concluded that, in the exercise of its business judgment, it would be in the best interests of each Renewal Fund and its shareholders to approve the continuation of the Renewal Agreements.

Other Benefits

The Board also considered any other benefits realized by Global X Management as a result of its relationships with each Renewal Fund. As a result, the Board concluded that, in the exercise of its business judgment, all information it considered supported approval of the continuation of the Renewal Agreements.

112

Supplemental Information (Unaudited)

Net asset value, or “NAV”, is the price per Share at which the Funds issue and redeem Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. The Funds’ Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of the Funds’ holdings. The Market Price of the Funds will fluctuate in accordance with changes in their NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated. A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.GlobalXFunds.com.

113

Notes

Notes

Notes

623 Fifth Avenue, 15th floor

New York, NY 10022

1-888-GXFund-1

(1-888-493-8631)

www.globalxfunds.com

Investment Adviser and Administrator:

Global X Management Company LLC

623 Fifth Avenue, 15th floor

New York, NY 10022

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Sub-Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:

K&L Gates LLP

1601 K Street N.W.

Washington, DC 20006

Custodian and Transfer Agent:

Brown Brothers Harriman & Co.

40 Water Street

Boston, MA 02109

Independent Registered Public Accounting Firm:

Ernst & Young LLP

2005 Market Street

Suite 700

Philadelphia, PA 19103

This information must be preceded or accompanied by a prospectus for the Funds described.

GLX-SA-002-0400

Global X SuperDividend® ETF (ticker: SDIV)
Global X SuperDividend® U.S. ETF (ticker: DIV)
Global X SuperDividend® Emerging Markets ETF (ticker: SRET)
Global X SuperDividend® REIT ETF (ticker: SRET)
Global X SuperIncome™ Preferred ETF (ticker: SPFF)
Global X Social Media Index ETF (ticker: SOCL)
Global X | JPMorgan Efficiente Index ETF (ticker: EFFE)
Global X | JPMorgan US Sector Rotator Index ETF (ticker: SCTO)
Global X Permanent ETF (ticker: PERM)
Global X Guru™ Index ETF (ticker: GURU)
Global X Guru™ Activist Index ETF (ticker: ACTX)
Global X Guru™ International Index ETF (ticker: GURI)
Global X Guru™ Small Cap Index ETF (ticker: GURX)
Global X GF China Bond ETF (ticker: CHNB)

Semi-Annual Report

April 30, 2015

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Global X Funds use to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-GXFund-1; and (ii) on the Commission’s website at http://www.sec.gov.

Schedule of Investments	April 30, 2015 (Unaudited)

Global X SuperDividend® ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 98.2%

AUSTRALIA— 17.3%
Banks — 4.7%
Bank of Queensland	964,217	$9,902,042
Bendigo and Adelaide Bank	1,009,389	9,625,512
Commonwealth Bank of Australia	149,220	10,459,747
National Australia Bank	359,239	10,418,761
Westpac Banking	357,774	10,288,793
		50,694,855
Consumer Services — 2.0%
Myer Holdings (A)	7,432,288	8,089,852
Southern Cross Media Group	14,951,346	12,618,364
		20,708,216
Financials — 2.0%
ASX	320,732	10,662,986
IOOF Holdings (A)	1,301,966	10,351,402
		21,014,388
Industrials — 1.0%
Sydney Airport	2,628,793	11,175,942
Oil & Gas — 1.1%
APA Group	1,543,591	11,688,060
Real Estate Investment Trusts — 3.8%
Abacus Property Group	4,413,598	10,269,606
Charter Hall Retail	3,152,788	10,717,932

The accompanying notes are an integral part of the financial statements.

1

Schedule of Investments	April 30, 2015 (Unaudited)

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued

Real Estate Investment Trusts — continued
Cromwell Property Group	11,758,354	$10,248,205
Stockland	2,882,636	10,095,126
		41,330,869
Telecommunications — 0.9%
Telstra	2,037,152	10,010,378
Utilities — 1.8%
DUET Group	5,060,083	10,097,576
Spark Infrastructure Group	6,204,285	9,542,569
		19,640,145
TOTAL AUSTRALIA		186,262,853

BERMUDA— 1.0%
Industrials — 1.0%
Ship Finance International (A)	702,883	11,077,436

BRAZIL— 3.2%
Financials — 1.0%
Banco do Brasil	1,263,900	11,037,342
Telecommunications — 1.2%
Telefonica Brasil ADR	802,144	13,171,204
Utilities — 1.0%
Transmissora Alianca de Energia Eletrica	1,512,600	9,991,366
TOTAL BRAZIL		34,199,912

CANADA— 5.9%
Consumer Services — 1.2%
Parkland Fuel (A)	574,250	12,487,715
Oil & Gas — 3.6%
Crescent Point Energy (A)	425,465	11,068,237
Surge Energy (A)	4,200,535	15,224,230
Veresen (A)	843,280	12,629,184
		38,921,651
Real Estate Investment Trusts — 1.1%
Dream Global Real Estate Investment Trust	1,446,233	12,071,344
TOTAL CANADA		63,480,710

CHINA— 3.2%
Consumer Goods — 1.0%
Pacific Textiles Holdings	7,477,200	10,379,708
Real Estate — 2.2%
Evergrande Real Estate Group	25,169,900	23,867,267
TOTAL CHINA		34,246,975

FINLAND— 4.0%
Basic Materials — 0.9%
UPM-Kymmene	551,710	10,021,312

The accompanying notes are an integral part of the financial statements.

2

Schedule of Investments	April 30, 2015 (Unaudited)

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued

Health Care — 1.0%
Orion, Cl B	334,148	$10,952,051
Telecommunications — 1.2%
Elisa	401,809	12,287,227
Utilities — 0.9%
Fortum	496,124	9,839,980
TOTAL FINLAND		43,100,570

FRANCE— 7.1%
Financials — 1.1%
Euler Hermes	103,441	11,301,290
Industrials — 2.1%
Bouygues (A)	268,909	11,127,955
Veolia Environnement (A)	558,649	11,843,794
		22,971,749
Oil & Gas — 1.0%
Total	201,380	10,940,935
Real Estate Investment Trusts — 0.9%
Fonciere Des Regions (A)	104,382	9,875,364
Utilities — 2.0%
Electricite de France	390,897	9,956,174
Suez Environnement	569,750	11,619,473
		21,575,647
TOTAL FRANCE		76,664,985

GERMANY— 1.0%
Telecommunications — 1.0%
Freenet	344,489	11,219,575

HONG KONG— 1.0%
Technology — 1.0%
VTech Holdings	736,524	10,252,793

ISRAEL— 2.2%
Consumer Services — 1.1%
Delek Automotive Systems	1,017,673	12,352,830
Telecommunications — 1.1%
Bezeq The Israeli Telecommunication	6,089,639	11,540,022
TOTAL ISRAEL		23,892,852

ITALY— 1.0%
Utilities — 1.0%
Hera	4,237,819	11,187,895

KAZAKHSTAN— 0.9%
Oil & Gas — 0.9%
KazMunaiGas Exploration Production JSC GDR	889,578	10,096,710

The accompanying notes are an integral part of the financial statements.

3

Schedule of Investments	April 30, 2015 (Unaudited)

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued

NIGERIA— 1.3%
Financials — 1.3%
FBN Holdings	281,393,800	$13,857,584

PORTUGAL— 1.0%
Utilities — 1.0%
Energias de Portugal	2,789,051	11,163,455

RUSSIA— 0.9%
Consumer Services — 0.9%
CTC Media	2,680,402	9,354,603

SINGAPORE— 6.9%
Industrials — 1.9%
Hutchison Port Holdings Trust, Cl U	15,168,095	10,238,464
Venture	1,729,861	11,035,692
		21,274,156
Real Estate Investment Trusts — 4.0%
Ascendas	5,824,349	10,861,154
Mapletree Industrial Trust	9,096,800	11,057,226
Mapletree Logistics Trust	11,743,863	10,905,554
Suntec Real Estate Investment Trust	7,422,685	9,918,955
		42,742,889
Telecommunications — 1.0%
StarHub	3,309,306	10,568,393
TOTAL SINGAPORE		74,585,438

SOUTH AFRICA— 1.0%
Real Estate Investment Trusts — 1.0%
Redefine Properties	10,786,050	10,879,737

SPAIN— 1.0%
Financials — 1.0%
Banco Santander	1,446,966	10,954,150

SWEDEN— 1.0%
Telecommunications — 1.0%
TeliaSonera	1,744,817	10,865,471

UNITED KINGDOM— 7.1%
Financials — 6.1%
Admiral Group	468,817	11,224,749
Amlin	1,398,978	9,863,707
Intermediate Capital Group	1,369,926	11,105,175
Phoenix Group Holdings	830,727	10,768,352
Provident Financial	254,110	11,773,753
Standard Life	1,589,993	11,432,840
		66,168,576

The accompanying notes are an integral part of the financial statements.

4

Schedule of Investments	April 30, 2015 (Unaudited)

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued

Utilities — 1.0%
SSE	449,193	$10,678,964
TOTAL UNITED KINGDOM		76,847,540

UNITED STATES— 30.2%
Consumer Goods — 0.9%
Vector Group	454,408	10,065,137
Financials — 2.9%
Arlington Asset Investment, Cl A	424,624	9,205,848
BGC Partners, Cl A	1,116,624	11,205,322
New York Community Bancorp	638,129	10,969,437
		31,380,607
Health Care — 1.9%
AstraZeneca	155,315	10,732,326
PDL BioPharma (A)	1,448,049	9,658,487
		20,390,813
Industrials — 2.1%
Costamare	553,132	11,189,860
RR Donnelley & Sons	583,459	10,864,007
		22,053,867
Real Estate Investment Trusts — 20.5%
American Capital Mortgage Investment	577,050	10,121,457
Annaly Capital Management	983,442	9,903,261
Apollo Commercial Real Estate Finance	630,192	10,769,981
ARMOUR Residential	3,390,023	10,170,069
Capstead Mortgage	882,238	10,278,073
Chimera Investment	656,871	9,977,871
CYS Investments	1,184,636	10,566,953
Franklin Street Properties	831,401	9,818,846
Hatteras Financial	567,020	10,240,381
Hospitality Properties Trust	332,238	9,993,719
Invesco Mortgage Capital	684,624	10,543,210
Investors Real Estate Trust	1,381,711	9,906,868
Medical Properties Trust	698,156	9,760,221
New York Mortgage Trust (A)	1,353,414	10,570,163
NorthStar Realty Finance	561,098	10,526,198
Omega Healthcare Investors	261,333	9,431,508
PennyMac Mortgage Investment Trust	491,038	10,287,246
RAIT Financial Trust	1,431,835	9,278,291
Resource Capital	2,160,425	9,527,474
Sabra Health Care	324,168	9,686,140
Senior Housing Properties Trust	466,670	9,552,735
Starwood Property Trust	431,897	10,369,847
		221,280,512

The accompanying notes are an integral part of the financial statements.

5

Schedule of Investments	April 30, 2015 (Unaudited)

Global X SuperDividend® ETF

	Shares/Face Amount(1)	Value
COMMON STOCK — continued

Telecommunications — 1.9%
Consolidated Communications Holdings	440,306	$9,277,247
Frontier Communications	1,270,090	8,712,817
Windstream Holdings (A)	202,976	2,370,760
		20,360,824
TOTAL UNITED STATES		325,531,766
TOTAL COMMON STOCK
(Cost $1,015,170,981)		1,059,723,004

PREFERRED STOCK — 0.9%

BRAZIL— 0.9%
Utilities — 0.9%
AES Tiete
(Cost $14,589,945)	1,745,656	9,947,571

REPURCHASE AGREEMENTS — 8.4%
Barclays
0.100%, dated 04/30/15, to be repurchased on 05/01/15 repurchase price $84,000,233 (collateralized by U.S. Treasury Obligations, ranging in par value $0- $81,406,618, 0.000%-3.000%, 05/31/15-05/15/37 with a total market value of $85,680,033)(B)	84,000,000	84,000,000
Deutsche Bank
0.100%, dated 04/30/15, to be repurchased on 05/01/15 repurchase price $6,695,755 (collateralized by U.S. Treasury Notes, par value $6,743,767, 1.500%, 11/30/19 with a total market value of $6,804,393)(B)	6,695,736	6,695,736
TOTAL REPURCHASE AGREEMENTS
(Cost $90,695,736)		90,695,736

TIME DEPOSITS — 1.4%
Brown Brothers Harriman
0.030%, 05/01/15	15,235,459	15,235,459
1.460%, 05/01/15, AUD	576	454
0.150%, 05/01/15, CAD	59	49
(0.195%), 05/01/15, EUR	30,347	34,005
0.080%, 05/01/15, GBP	22	34
TOTAL TIME DEPOSITS
(Cost $15,270,001)		15,270,001

TOTAL INVESTMENTS — 108.9%
(Cost $1,135,726,663)		$1,175,636,312

Percentages are based on Net Assets of $1,079,524,186.

*	Non-income producing security.
(1)	In U.S. Dollars unless otherwise indicated.
(A)	This security or a partial position of this security is on loan at April 30, 2015. The total value of securities on loan at April 30, 2015 was $88,484,305.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2015 was $90,695,736.

The accompanying notes are an integral part of the financial statements.

6

Schedule of Investments	April 30, 2015 (Unaudited)

Global X SuperDividend® ETF

ADR — American Depositary Receipt
AUD — Australian Dollar
CAD — Canadian Dollar
Cl — Class
EUR — Euro
GBP — British Pound Sterling
GDR — Global Depositary Receipt

The following is a summary of the inputs used as of April 30, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,059,723,004	$—	$—	$1,059,723,004
Preferred Stock	9,947,571	—	—	9,947,571
Repurchase Agreements	—	90,695,736	—	90,695,736
Time Deposits	—	15,270,001	—	15,270,001
Total Investments in Securities	$1,069,670,575	$105,965,737	$—	$1,175,636,312

For the period ended April 30, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of April 30, 2015, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

7

Schedule of Investments	April 30, 2015 (Unaudited)

Global X SuperDividend® U.S. ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 79.0%

UNITED STATES— 79.0%
Basic Materials — 2.2%
Kronos Worldwide	471,092	$6,336,187
Consumer Goods — 14.3%
Altria Group	105,000	5,255,250
B&G Foods	206,745	6,285,048
Lorillard	84,995	5,937,751
Mattel	226,652	6,382,520
Philip Morris International	70,305	5,868,358
Reynolds American	79,808	5,849,927
Universal	124,641	5,861,866
		41,440,720
Consumer Services — 2.0%
Six Flags Entertainment	123,898	5,825,684
Financials — 3.8%
Arlington Asset Investment, Cl A	235,250	5,100,220
New York Community Bancorp	353,568	6,077,834
		11,178,054
Health Care — 1.8%
PDL BioPharma (A)	802,338	5,351,595
Industrials — 4.0%
Covanta Holding	274,075	5,560,982
Macquarie Infrastructure	72,923	6,035,107
		11,596,089
Real Estate Investment Trusts — 21.5%
AG Mortgage Investment Trust	313,455	6,024,605
Apollo Commercial Real Estate Finance	349,165	5,967,230

The accompanying notes are an integral part of the financial statements.

8

Schedule of Investments	April 30, 2015 (Unaudited)

Global X SuperDividend® U.S. ETF

	Shares	Value
COMMON STOCK — continued

Real Estate Investment Trusts — continued
Apollo Residential Mortgage	370,698	$5,879,270
Capstead Mortgage	488,844	5,695,033
Chimera Investment	363,964	5,528,613
Colony Capital	232,588	6,026,355
Communications Sales & Leasing *	135,359	4,071,587
CYS Investments	656,431	5,855,364
New York Mortgage Trust (A)	749,939	5,857,024
Starwood Property Trust	239,351	5,746,817
Western Asset Mortgage Capital (A)	409,931	5,989,092
		62,640,990
Telecommunications — 8.2%
AT&T	171,422	5,938,058
CenturyLink	157,815	5,675,027
Frontier Communications	703,756	4,827,766
Verizon Communications	119,304	6,017,694
Windstream Holdings (A)	112,798	1,317,485
		23,776,030
Utilities — 21.2%
Ameren	135,956	5,566,039
Avista	170,691	5,567,940
Consolidated Edison	91,652	5,641,181
Duke Energy	74,161	5,752,669
Empire District Electric	229,216	5,402,621
Entergy	73,673	5,686,082
Northwest Natural Gas (A)	121,817	5,688,854
Pepco Holdings	214,394	5,569,956
PPL	167,001	5,683,044
Southern	126,640	5,610,152
TECO Energy	292,202	5,537,228
		61,705,766
TOTAL COMMON STOCK
(Cost $226,999,342)		229,851,115

MASTER LIMITED PARTNERSHIPS — 20.5%

UNITED STATES— 20.5%
Consumer Services — 2.1%
Stonemor Partners	202,397	6,193,348
Oil & Gas — 18.4%
Crestwood Midstream Partners (A)	418,462	6,640,992
CSI Compressco	350,646	7,433,695
Enbridge Energy Partners	147,431	5,475,587
Energy Transfer Partners	97,011	5,605,295
Ferrellgas Partners	231,832	5,677,566
Martin Midstream Partners (A)	192,496	7,141,602

The accompanying notes are an integral part of the financial statements.

9

Schedule of Investments	April 30, 2015 (Unaudited)

Global X SuperDividend® U.S. ETF

	Shares/Face Amount	Value
MASTER LIMITED PARTNERSHIPS — continued

Oil & Gas — continued
Memorial Production Partners	335,526	$6,012,626
Natural Resource Partners (A)	735,356	3,750,316
TC PipeLines	82,000	5,582,560
		53,320,239
TOTAL MASTER LIMITED PARTNERSHIP
(Cost $56,840,369)		59,513,587

REPURCHASE AGREEMENT — 1.4%
Deutsche Bank
0.100%, dated 04/30/15, to be repurchased on 05/01/15 repurchase price $4,108,692 (collateralized by U.S. Treasury Notes, par value $4,138,154, 1.500%, 11/30/19 with a total market value of $4,175,356)(B)
(Cost $4,108,681)	$4,108,681	4,108,681

TIME DEPOSIT — 0.4%
Brown Brothers Harriman, 0.030%, 05/01/15
(Cost $1,193,613)	1,193,613	1,193,613

TOTAL INVESTMENTS — 101.3%
(Cost $289,142,005)		$294,666,996

Percentages are based on Net Assets of $290,897,771.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2015. The total value of securities on loan at April 30, 2015 was $11,105,280.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2015 was $4,108,681.

Cl — Class

The following is a summary of the inputs used as of April 30, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$229,851,115	$—	$—	$229,851,115
Master Limited Partnerships	59,513,587	—	—	59,513,587
Repurchase Agreement	—	4,108,681	—	4,108,681
Time Deposit	—	1,193,613	—	1,193,613
Total Investments in Securities	$289,364,702	$5,302,294	$—	$294,666,996

For the period ended April 30, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of April 30, 2015, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

10

Schedule of Investments	April 30, 2015 (Unaudited)

Global X SuperDividend® Emerging Markets ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 92.5%

BRAZIL— 12.8%
Consumer Services — 1.4%
Multiplus	4,800	$53,137
Industrials — 3.0%
CCR	11,200	61,806
EcoRodovias Infraestrutura e Logistica	16,400	48,505
		110,311
Oil & Gas — 2.7%
Petroleo Brasileiro ADR	10,400	98,800
Utilities — 5.7%
CPFL Energia	10,319	67,339
EDP - Energias do Brasil	19,600	73,457
Light	12,000	68,742
		209,538
TOTAL BRAZIL		471,786

CHINA— 18.6%
Basic Materials — 2.5%
China Hongqiao Group	99,200	92,786
Consumer Services — 3.1%
Intime Retail Group	102,000	114,486
Financials — 1.9%
SOHO China	90,400	68,694
Oil & Gas — 2.6%
Sinopec Engineering Group, Cl H	87,600	94,820
Real Estate — 8.5%
Agile Property Holdings	102,800	86,206
Country Garden Holdings	157,200	85,180
Evergrande Real Estate Group	150,800	142,995
		314,381
TOTAL CHINA		685,167

The accompanying notes are an integral part of the financial statements.

11

Schedule of Investments	April 30, 2015 (Unaudited)

Global X SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued

CZECH REPUBLIC— 2.0%
Utilities — 2.0%
CEZ	2,800	$72,693

HONG KONG— 2.7%
Financials — 2.7%
KWG Property Holding	98,000	99,503

INDIA— 5.4%
Basic Materials — 1.6%
NMDC	28,400	57,346
Financials — 1.7%
Indiabulls Housing Finance	6,600	61,688
Technology — 2.1%
Hexaware Technologies	17,600	78,017
TOTAL INDIA		197,051

MALAYSIA— 7.0%
Basic Materials — 1.8%
HAP Seng Consolidated	51,600	66,936
Financials — 1.8%
Malayan Banking	26,000	67,236
Telecommunications — 1.7%
Maxis	32,400	63,135
Utilities — 1.7%
YTL	129,600	60,770
TOTAL MALAYSIA		258,077

MEXICO— 3.2%
Real Estate Investment Trusts — 3.2%
Mexico Real Estate Management	38,800	58,651
PLA Administradora Industrial S de RL	29,600	58,291
TOTAL MEXICO		116,942

POLAND— 3.9%
Telecommunications — 2.0%
Orange Polska	26,000	73,481
Utilities — 1.9%
PGE	12,000	68,992
TOTAL POLAND		142,473

RUSSIA— 12.6%
Basic Materials — 1.9%
MMC Norilsk Nickel ADR	3,800	71,364

The accompanying notes are an integral part of the financial statements.

12

Schedule of Investments	April 30, 2015 (Unaudited)

Global X SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued

Oil & Gas — 5.1%
Gazprom OAO ADR	15,600	$92,414
Rosneft OAO GDR	19,200	94,848
		187,262
Telecommunications — 5.6%
Mobile TeleSystems ADR	8,000	96,640
Sistema GDR	14,000	105,700
		202,340
TOTAL RUSSIA		460,966

SOUTH AFRICA— 12.8%
Basic Materials — 2.5%
Assore	4,600	44,380
Kumba Iron Ore	3,400	45,545
		89,925
Financials — 1.6%
Capital Property Fund	50,800	58,124
Oil & Gas — 1.6%
Exxaro Resources	7,000	56,931
Real Estate Investment Trusts — 3.2%
Growthpoint Properties	24,800	57,892
Redefine Properties	64,000	64,557
		122,449
Technology — 1.9%
Sasol	1,700	68,339
Telecommunications — 2.0%
MTN Group	3,600	71,963
TOTAL SOUTH AFRICA		467,731

THAILAND— 3.5%
Oil & Gas — 1.9%
PTT Exploration & Production	19,200	68,145
Telecommunications — 1.6%
Intouch Holdings	25,600	59,797
TOTAL THAILAND		127,942

TURKEY— 3.0%
Consumer Services — 1.4%
Dogus Otomotiv Servis ve Ticaret	10,800	52,483
Industrials — 1.6%
Turk Traktor ve Ziraat Makineleri	1,900	56,748
TOTAL TURKEY		109,231

UNITED KINGDOM— 3.0%
Basic Materials — 3.0%
Vedanta Resources	11,200	108,176

The accompanying notes are an integral part of the financial statements.

13

Schedule of Investments	April 30, 2015 (Unaudited)

Global X SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued

UNITED STATES— 2.0%
Industrials — 2.0%
Costamare	3,600	$72,828
TOTAL COMMON STOCK
(Cost $2,862,762)		3,390,566

PREFERRED STOCK — 6.6%

BRAZIL— 4.4%
Financials — 1.6%
Bradespar	14,400	57,858
Utilities — 2.8%
Cia Energetica de Sao Paulo	7,200	44,846
Cia Paranaense de Energia	5,400	59,582
		104,428
TOTAL BRAZIL		162,286

RUSSIA— 2.2%
Oil & Gas — 2.2%
Surgutneftegas OAO	106,400	80,125
TOTAL PREFERRED STOCK
(Cost $233,195)		242,411
TOTAL INVESTMENTS — 99.1%
(Cost $3,095,957)		$3,632,977

Percentages are based on Net Assets of $3,664,623.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt

The following is a summary of the inputs used as of April 30, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,323,630	$66,936	$—	$3,390,566
Preferred Stock	162,286	80,125	—	242,411
Total Investments in Securities	$3,485,916	$147,061	$—	$3,632,977

For the period ended April 30, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of April 30, 2015, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

14

Schedule of Investments	April 30, 2015 (Unaudited)

Global X SuperDividend® REIT ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.4%

AUSTRALIA— 10.5%
Real Estate Investment Trusts — 10.5%
GPT Group	21,900	$77,213
Novion Property Group	42,900	83,578
Stockland	22,800	79,847
TOTAL AUSTRALIA		240,638

CANADA— 10.5%
Real Estate Investment Trusts — 10.5%
Cominar Real Estate Investment Trust	5,100	80,505
H&R Real Estate Investment Trust	4,050	77,406
RioCan Real Estate Investment Trust	3,350	82,585
TOTAL CANADA		240,496

SOUTH AFRICA— 3.5%
Real Estate Investment Trusts — 3.5%
Redefine Properties	78,900	79,585

UNITED STATES— 74.9%
Real Estate Investment Trusts — 74.9%
American Capital Agency	3,600	74,286
American Capital Mortgage Investment	4,221	74,036
Annaly Capital Management	7,453	75,052
Anworth Mortgage Asset	15,176	77,094
ARMOUR Residential	23,700	71,100
Blackstone Mortgage Trust, Cl A	2,678	82,295
Capstead Mortgage	6,537	76,156
Chambers Street Properties	9,150	68,625
Chimera Investment	5,020	76,254
Columbia Property Trust	3,180	83,411
Corrections Corp of America	1,981	72,881
CYS Investments	8,935	79,700
EPR Properties	1,200	69,204
Government Properties Income Trust	3,390	70,648
Hatteras Financial	4,327	78,146
Liberty Property Trust	1,920	66,893
MFA Financial	10,016	77,824
PennyMac Mortgage Investment Trust	3,420	71,649
Select Income	3,090	71,657
Spirit Realty Capital	6,000	67,740
Starwood Property Trust	3,270	78,513

The accompanying notes are an integral part of the financial statements.

15

Schedule of Investments	April 30, 2015 (Unaudited)

Global X SuperDividend® REIT ETF

	Shares	Value
COMMON STOCK — continued

Real Estate Investment Trusts — continued
Two Harbors Investment	7,607	$79,874
WP Carey	1,080	68,558
TOTAL UNITED STATES		1,711,596
TOTAL COMMON STOCK
(Cost $2,305,390)		2,272,315

TOTAL INVESTMENTS — 99.4%
(Cost $2,305,390)		$2,272,315

Percentages are based on Net Assets of $2,285,835.

Cl — Class

As of April 30, 2015, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of April 30, 2015, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

16

Schedule of Investments	April 30, 2015 (Unaudited)

Global X SuperIncome™ Preferred ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
PREFERRED STOCK — 99.6%

UNITED STATES— 99.6%
Basic Materials — 7.1%
ArcelorMittal, 6.000%*	947,689	$16,044,375
NuStar Logistics, 7.625%(A)	170,223	4,446,225
		20,490,600
Consumer Goods — 4.9%
CHS, Ser 2, 7.100%(A)	157,150	4,194,334
CHS, Ser 3, 6.750%(A)	183,078	4,781,997
CHS, Ser 4, 7.500%(B)	189,372	5,277,798
		14,254,129
Financials — 70.7%
Aegon, 8.000%	220,132	6,168,099
Ally Financial, Ser A, 8.500%(A)	150,293	3,982,765
Annaly Capital Management, Ser C, 7.625%	124,404	3,161,106
Aviva, 8.250%	167,438	4,627,986
Barclays Bank, Ser 3, 7.100%	144,873	3,749,313
Barclays Bank, Ser 4, 7.750%	121,302	3,162,343
Barclays Bank, Ser 5, 8.125%	282,077	7,373,493
Citigroup, Ser J, 7.125%(A)	137,560	3,815,914
Citigroup, Ser L, 6.875%	68,955	1,839,030
Citigroup Capital XIII, 7.875%(A)	328,074	8,493,836
Deutsche Bank Contingent Capital Trust III, 7.600%	296,233	8,324,147
Deutsche Bank Contingent Capital Trust V, 8.050%	207,309	5,945,622
First Niagara Financial Group, Ser B, 8.625%(A) (B)	145,201	4,014,808
GMAC Capital Trust I, Ser 2, 8.125%(A)	394,304	10,362,309
Hartford Financial Services Group, 7.875%(A)	254,299	7,954,473
HSBC Holdings, 8.125%	200,869	5,292,898
HSBC Holdings, Ser 2, 8.000%	346,130	9,089,374
ING Groep, 7.375%	324,136	8,291,399
ING Groep, 7.200%	233,475	5,983,964
JPMorgan Chase, Ser T, 6.700%	383,107	10,286,423

The accompanying notes are an integral part of the financial statements.

17

Schedule of Investments	April 30, 2015 (Unaudited)

Global X SuperIncome™ Preferred ETF

	Shares/Face Amount	Value
PREFERRED STOCK — continued

Financials — continued
KKR Financial Holdings, Ser A, 7.375%	155,185	$4,031,706
Ladenburg Thalmann Financial Services, Ser A, 8.000%	148,748	3,685,976
Lloyds Banking Group, 7.750%	361,411	9,190,682
Merrill Lynch Capital Trust III, 7.375% (B)	176,241	4,585,791
Merrill Lynch Preferred Capital Trust III, 7.000%	176,171	4,539,927
Merrill Lynch Preferred Capital Trust V, Ser F, 7.280%	200,339	5,186,777
Morgan Stanley, Ser E, 7.125%(A) (B)	202,341	5,736,367
Morgan Stanley, Ser F, 6.875%(A)	199,820	5,475,068
Morgan Stanley, Ser G, 6.625%	117,333	3,062,391
PartnerRe, Ser E, 7.250%	155,335	4,116,377
Raymond James Financial, 6.900%	145,758	3,932,551
Royal Bank of Scotland Group, Ser Q, 6.750%	118,581	2,991,798
Royal Bank of Scotland Group, Ser S, 6.600%(B)	152,079	3,806,537
Royal Bank of Scotland Group, Ser T, 7.250%	295,577	7,513,567
Wells Fargo, Ser J, 8.000%	491,105	14,227,312
		204,002,129
Industrials — 1.3%
Seaspan, Ser C, 9.500%	146,364	3,856,691
Real Estate Investment Trusts — 9.4%
American Realty Capital Properties, Ser F, 6.700%(B)	440,999	10,588,386
Annaly Capital Management, Ser D, 7.500%	191,167	4,807,850
CBL & Associates Properties, Ser D, 7.375%	188,960	4,877,058
Digital Realty Trust, Ser H, 7.375%	150,895	4,101,326
NorthStar Realty Finance, Ser E, 8.750%	103,525	2,746,518
		27,121,138
Telecommunications — 6.2%
Qwest, 7.500%(B)	177,471	4,720,728
Qwest, Ser 51, 7.375%	203,408	5,333,358
Qwest, Ser 52, 7.000%(B)	160,512	4,211,835
United States Cellular, 6.950%	141,520	3,637,064
		17,902,985
TOTAL PREFERRED STOCK
(Cost $287,205,586)		287,627,672

REPURCHASE AGREEMENT — 2.7%
Deutsche Bank
0.100%, dated 04/30/15, to be repurchased on 05/01/15, repurchase price $7,872,222 (collateralized by U.S. Treasury Notes, par value $7,928,670,
1.500%, 11/30/19 with a total market value of $7,999,949)(C)
(Cost $7,872,200)	$7,872,200	7,872,200

The accompanying notes are an integral part of the financial statements.

18

Schedule of Investments	April 30, 2015 (Unaudited)

Global X SuperIncome™ Preferred ETF

	Face Amount	Value
TIME DEPOSIT — 0.2%
Brown Brothers Harriman, 0.030%, 05/01/15
(Cost $619,103)	$619,103	$619,103

TOTAL INVESTMENTS — 102.5%
(Cost $295,696,889)		$296,118,975

Percentages are based on Net Assets of $288,758,891

*	Non-income producing security.
(A)	Floating rate security - Rate disclosed is the rate in effect on April 30, 2015.
(B)	This security or a partial position of this security is on loan at April 30, 2015. The total value of securities on loan at April 30, 2015 was $7,585,490.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2015 was $7,872,200.

Ser — Series

The following is a summary of the inputs used as of April 30, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Preferred Stock	$287,627,672	$—	$—	$287,627,672
Repurchase Agreement	—	7,872,200	—	7,872,200
Time Deposit	—	619,103	—	619,103
Total Investments in Securities	$287,627,672	$8,491,303	$—	$296,118,975

For the period ended April 30, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of April 30, 2015, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

19

Schedule of Investments	April 30, 2015 (Unaudited)

Global X Social Media Index ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.4%

CHINA— 19.5%
Technology — 19.5%
Changyou.com ADR *	10,044	$339,086
NetEase ADR	45,823	5,874,050
Renren ADR *	115,044	341,681
Tencent Holdings	543,715	11,286,550
Youku.com ADR *	99,086	1,852,908
YY ADR * (A)	26,603	1,690,887
TOTAL CHINA		21,385,162

GERMANY— 0.6%
Technology — 0.6%
XING	4,468	740,728

JAPAN— 10.7%
Technology — 10.7%
Dena	172,421	3,449,284
Gree (A)	168,635	1,087,877
Mixi (A)	60,900	2,404,550
Nexon	378,672	4,819,232
TOTAL JAPAN		11,760,943

RUSSIA— 8.4%
Technology — 8.4%
Mail.ru Group GDR *	179,110	4,298,640
Yandex, Cl A *	254,876	4,903,814
TOTAL RUSSIA		9,202,454

TAIWAN— 1.6%
Technology — 1.6%
PChome Online	104,491	1,777,569

UNITED STATES— 58.6%
Consumer Goods — 1.9%
King Digital Entertainment (A)	132,825	2,106,605
Technology — 56.7%
Angie's List *	70,874	416,030
Demand Media *	14,281	91,541

The accompanying notes are an integral part of the financial statements.

20

Schedule of Investments	April 30, 2015 (Unaudited)

Global X Social Media Index ETF

	Shares/Face Amount	Value
COMMON STOCK — continued

Technology — continued
Facebook, Cl A *	136,353	$10,740,526
Google, Cl A *	9,801	5,378,495
Groupon, Cl A *	724,837	5,015,872
Jive Software *	66,411	357,291
LinkedIn, Cl A *	43,611	10,995,641
Nutrisystem	46,350	882,968
Pandora Media *	297,284	5,303,547
SINA *	107,346	4,722,687
Twitter *	102,346	3,987,400
United Online *	22,638	358,359
Weibo ADR * (A)	112,248	1,872,297
Yahoo! *	116,400	4,954,566
Yelp, Cl A *	105,651	4,161,593
Zynga, Cl A *	1,223,889	2,998,528
		62,237,341
TOTAL UNITED STATES		64,343,946
TOTAL COMMON STOCK
(Cost $117,750,854)		109,210,802

REPURCHASE AGREEMENT — 6.3%
Deutsche Bank
0.100%, dated 04/30/15, to be repurchased on 05/01/15 repurchase price $6,914,550 (collateralized by U.S. Treasury Notes, par value $6,964,131, 1.500%, 11/30/19 with a total market value of $7,026,739)(B)
(Cost $6,914,531)	$6,914,531	6,914,531

TIME DEPOSIT — 0.1%
Brown Brothers Harriman, 0.030%, 05/01/15
(Cost $80,798)	80,798	80,798

TOTAL INVESTMENTS — 105.8%
(Cost $124,746,183)		$116,206,131

Percentages are based on Net Assets of $109,789,321.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2015. The total value of securities on loan at April 30, 2015 was $6,583,622.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2015 was $6,914,531.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt

The accompanying notes are an integral part of the financial statements.

21

Schedule of Investments	April 30, 2015 (Unaudited)

Global X Social Media Index ETF

The following is a summary of the inputs used as of April 30, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$109,210,802	$—	$—	$109,210,802
Repurchase Agreement	—	6,914,531	—	6,914,531
Time Deposit	—	80,798	—	80,798
Total Investments in Securities	$109,210,802	$6,995,329	$—	$116,206,131

For the period ended April 30, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of April 30, 2015, there were no Level 3 investments

The accompanying notes are an integral part of the financial statements.

22

Schedule of Investments	April 30, 2015 (Unaudited)

Global X | JPMorgan Efficiente Index ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares/Face Amount	Value
EXCHANGE TRADED FUNDS — 100.0%
iShares 20+ Year Treasury Bond ETF	40,243	$5,068,606
iShares Core S&P Small-Capital ETF	45,108	5,201,403
iShares iBoxx $ Investment Grade Corporate Bond ETF	21,831	2,618,410
Vanguard FTSE Developed Markets ETF	66,232	2,740,018
Vanguard REIT ETF	63,156	5,013,323
Vanguard S&P 500 ETF	28,188	5,386,727
TOTAL EXCHANGE TRADED FUNDS
(Cost $26,266,696)		26,028,487

TIME DEPOSIT — 0.1%
Brown Brothers Harriman, 0.030%, 05/01/15
(Cost $14,542)	$14,542	14,542

TOTAL INVESTMENTS — 100.1%
(Cost $26,281,238)		$26,043,029

Percentages are based on Net Assets of $26,025,258.

ETF — Exchange Traded Fund
FTSE — Financial Times and Stock Exchange
REIT — Real Estate Investment Trust
S&P — Standard & Poor's

The following is a summary of the inputs used as of April 30, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$26,028,487	$—	$—	$26,028,487
Time Deposit	—	14,542	—	14,542
Total Investments in Securities	$26,028,487	$14,542	$—	$26,043,029

For the period ended April 30, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of April 30, 2015, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

23

Schedule of Investments	April 30, 2015 (Unaudited)

Global X | JPMorgan US Sector Rotator Index ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares/Face Amount	Value
EXCHANGE TRADED FUNDS — 99.9%
Consumer Discretionary Select Sector SPDR Fund	71,727	$5,401,760
Energy Select Sector SPDR Fund	43,391	3,587,568
Financial Select Sector SPDR Fund	282,507	6,816,895
Materials Select Sector SPDR Fund	121,394	6,120,685
Technology Select Sector SPDR Fund	121,530	5,174,747
TOTAL EXCHANGE TRADED FUNDS
(Cost $27,164,653)		27,101,655

TIME DEPOSIT — 0.1%
Brown Brothers Harriman, 0.030%, 05/01/15
(Cost $19,444)	$19,444	19,444

TOTAL INVESTMENTS — 100.0%
(Cost $27,184,097)		$27,121,099

Percentages are based on Net Assets of $27,129,645.

SPDR — Standard & Poor’s Depositary Receipts

The following is a summary of the inputs used as of April 30, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$27,101,655	$—	$—	$27,101,655
Time Deposit	—	19,444	—	19,444
Total Investments in Securities	$27,101,655	$19,444	$—	$27,121,099

For the period ended April 30, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of April 30, 2015, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

24

Schedule of Investments	April 30, 2015 (Unaudited)

Global X Permanent ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Face Amount/Shares	Value
U.S. TREASURY OBLIGATIONS — 52.0%
U.S. Treasury Bonds
4.625%, 02/15/40	$491,200	$663,619
4.375%, 11/15/39	514,800	671,171
4.375%, 05/15/40	513,700	670,780
3.875%, 08/15/40	550,318	668,894
U.S. Treasury Notes
2.000%, 04/30/16	592,100	602,138
1.875%, 06/30/15	594,500	596,265
1.750%, 07/31/15	596,000	598,468
1.750%, 05/31/16	595,600	604,813
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $4,933,195)		5,076,148

EXCHANGE TRADED COMMODITIES — 21.5%
ETFS Physical Gold	7,562	864,147
ETFS Physical Silver	20,317	311,658
ETFS Physical Silver (GBP shares)	3,802	58,332
Gold Bullion Securities	7,659	863,591
TOTAL EXCHANGE TRADED COMMODITIES
(Cost $3,132,711)		2,097,728

COMMON STOCK — 19.6%

AUSTRALIA— 0.2%
Basic Materials — 0.2%
BHP Billiton ADR	495	25,388

BRAZIL— 0.2%
Basic Materials — 0.2%
Vale ADR, Cl B	2,306	17,710

The accompanying notes are an integral part of the financial statements.

25

Schedule of Investments	April 30, 2015 (Unaudited)

Global X Permanent ETF

	Shares	Value
COMMON STOCK — continued

CANADA— 0.3%
Basic Materials — 0.3%
Potash Corp of Saskatchewan	820	$26,765

CHINA— 0.3%
Oil & Gas — 0.3%
PetroChina ADR	252	32,488

FRANCE— 0.2%
Oil & Gas — 0.2%
Total	422	22,927

NETHERLANDS— 0.3%
Oil & Gas — 0.3%
Royal Dutch Shell ADR, Cl A	379	24,040

SWITZERLAND— 0.5%
Basic Materials — 0.5%
Glencore Xstrata *	5,630	26,843
Syngenta ADR	391	26,212
TOTAL SWITZERLAND		53,055

UNITED KINGDOM— 0.5%
Basic Materials — 0.5%
Anglo American	1,276	21,668
Rio Tinto ADR	587	26,292
TOTAL UNITED KINGDOM		47,960

UNITED STATES— 17.1%
Consumer Goods — 1.5%
Altria Group	383	19,169
Archer-Daniels-Midland	697	34,069
Coca-Cola	412	16,711
Monsanto	258	29,402
PepsiCo	205	19,499
Philip Morris International	169	14,107
Procter & Gamble	194	15,425
		148,382
Consumer Services — 1.7%
Amazon.com *	62	26,150
Comcast, Cl A	315	18,194
CVS Health	215	21,347
Home Depot	220	23,536
McDonald's	195	18,827
Twenty-First Century Fox ADR, Cl A	482	16,427
Wal-Mart Stores	217	16,937
Walt Disney	203	22,070
		163,488

The accompanying notes are an integral part of the financial statements.

26

Schedule of Investments	April 30, 2015 (Unaudited)

Global X Permanent ETF

	Shares	Value
COMMON STOCK — continued

Financials — 2.3%
American Express	183	$14,173
American International Group	388	21,841
Bank of America	1,320	21,027
Berkshire Hathaway, Cl B *	150	21,181
Citigroup	343	18,289
Goldman Sachs Group	106	20,821
JPMorgan Chase	315	19,927
Mastercard, Cl A	280	25,259
US Bancorp	470	20,149
Visa, Cl A	344	22,721
Wells Fargo	332	18,293
		223,681
Health Care — 1.7%
AbbVie	290	18,751
Amgen	163	25,739
Bristol-Myers Squibb	356	22,688
Gilead Sciences	205	20,605
Johnson & Johnson	194	19,245
Merck	361	21,501
Pfizer	535	18,153
UnitedHealth Group	213	23,728
		170,410
Industrials — 1.5%
3M	114	17,829
Boeing	168	24,081
Deere	344	31,139
General Electric	716	19,389
Union Pacific	175	18,590
United Parcel Service, Cl B	160	16,085
United Technologies	184	20,930
		148,043
Oil & Gas — 0.8%
Chevron	260	28,875
Exxon Mobil	345	30,143
Schlumberger	153	14,476
		73,494
Real Estate Investment Trusts — 5.5%
American Tower, Cl A	537	50,763
Crown Castle International	645	53,877
Equity Residential	773	57,094
General Growth Properties	2,005	54,937
HCP	1,159	46,696
Health Care	786	56,608
ProLogis	1,232	49,526

The accompanying notes are an integral part of the financial statements.

27

Schedule of Investments	April 30, 2015 (Unaudited)

Global X Permanent ETF

	Shares/Face Amount	Value
COMMON STOCK — continued

Real Estate Investment Trusts — continued
Public Storage	307	$57,688
Simon Property Group	305	55,354
Ventas	741	51,055
		533,598
Technology — 1.8%
Apple	181	22,652
Cisco Systems	670	19,316
Facebook, Cl A *	254	20,008
Google, Cl A *	29	15,914
Intel	671	21,841
International Business Machines	97	16,615
Microsoft	488	23,736
Oracle	399	17,405
QUALCOMM	207	14,076
		171,563
Telecommunications — 0.3%
AT&T	513	17,770
Verizon Communications	319	16,091
		33,861
TOTAL UNITED STATES		1,666,520
TOTAL COMMON STOCK
(Cost $1,784,601)		1,916,853

EXCHANGE TRADED FUNDS — 6.0%
Vanguard FTSE All-World ex-US ETF, Cl U	5,624	287,049
Vanguard Small-Cap ETF	2,514	301,831
TOTAL EXCHANGE TRADED FUNDS
(Cost $500,885)		588,880

TIME DEPOSIT — 0.5%
Brown Brothers Harriman, 0.030%, 05/01/15
(Cost $50,497)	$50,497	50,497

TOTAL INVESTMENTS — 99.6%
(Cost $10,401,889)		$9,730,106

Percentages are based on Net Assets of $9,769,230.

*	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

28

Schedule of Investments	April 30, 2015 (Unaudited)

Global X Permanent ETF

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

FTSE  — Financial Times and Stock Exchange

GBP  — British Pound Sterling

The following is a summary of the inputs used as of April 30, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$5,076,148	$—	$5,076,148
Exchange Traded Commodities	2,097,728	—	—	2,097,728
Common Stock	1,916,853	—	—	1,916,853
Exchange Traded Funds	588,880	—	—	588,880
Time Deposit	—	50,497	—	50,497
Total Investments in Securities	$4,603,461	$5,126,645	$—	$9,730,106

For the period ended April 30, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of April 30, 2015, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

29

Schedule of Investments	April 30, 2015 (Unaudited)

Global X Guru™ Index ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 97.4%

CANADA— 2.3%
Industrials — 2.3%
Canadian Pacific Railway	36,968	$7,045,362

CHINA— 2.3%
Technology — 2.3%
Baidu ADR *	34,379	6,885,426

IRELAND— 4.8%
Health Care — 4.8%
Actavis *	25,082	7,094,695
Shire ADR	29,967	7,297,264
TOTAL IRELAND		14,391,959

ISRAEL— 2.7%
Technology — 2.7%
RADWARE *	347,007	8,213,656

MEXICO— 2.2%
Telecommunications — 2.2%
America Movil ADR, Ser L	324,165	6,771,807

UNITED KINGDOM— 2.4%
Consumer Services — 2.4%
Liberty Global *	140,138	7,069,962

UNITED STATES— 80.7%
Basic Materials — 4.9%
Celanese, Cl A	122,815	8,150,003
FMC	111,216	6,596,221
		14,746,224

The accompanying notes are an integral part of the financial statements.

30

Schedule of Investments	April 30, 2015 (Unaudited)

Global X Guru™ Index ETF

	Shares	Value

COMMON STOCK — continued

Consumer Goods — 11.2%
Darling Ingredients *	405,725	$5,542,203
DR Horton	261,734	6,648,044
General Motors	192,653	6,754,414
Mondelez International, Cl A	192,824	7,398,657
NIKE, Cl B	76,082	7,519,945
		33,863,263
Consumer Services — 10.3%
Dunkin' Brands Group	152,422	7,942,711
Houghton Mifflin Harcourt *	359,769	8,224,319
Michaels *	258,812	6,692,878
Pandora Media *	480,073	8,564,502
		31,424,410
Financials — 19.6%
Ally Financial *	330,839	7,242,066
American International Group	130,415	7,341,060
Bank of New York Mellon	182,746	7,737,466
Citigroup	138,576	7,388,872
JPMorgan Chase	119,943	7,587,594
Mastercard, Cl A	81,198	7,324,871
Moody's	72,492	7,794,340
Voya Financial	163,602	6,926,909
		59,343,178
Health Care — 2.3%
Thermo Fisher Scientific	55,671	6,996,731
Industrials — 11.7%
FleetCor Technologies *	46,512	7,483,316
LinkedIn, Cl A *	26,678	6,726,324
Owens-Illinois *	268,504	6,419,931
RR Donnelley & Sons	398,849	7,426,568
Spirit Aerosystems Holdings, Cl A *	142,516	7,252,639
		35,308,778
Oil & Gas — 2.5%
Williams	147,601	7,555,695
Real Estate Investment Trusts — 4.5%
American Tower, Cl A	74,028	6,997,867
Crown Castle International	80,743	6,744,463
		13,742,330
Technology — 13.7%
Akamai Technologies *	101,326	7,475,832
Apple	55,351	6,927,178
CDW	187,731	7,193,852
Facebook, Cl A *	92,899	7,317,654
Micron Technology *	221,324	6,225,844

The accompanying notes are an integral part of the financial statements.

31

Schedule of Investments	April 30, 2015 (Unaudited)

Global X Guru™ Index ETF

	Shares/Face Amount	Value
COMMON STOCK — continued

Technology — continued
Motorola Solutions	103,476	$6,182,691
		41,323,051
TOTAL UNITED STATES		244,303,660
TOTAL COMMON STOCK
(Cost $283,641,917)		294,681,832

MASTER LIMITED PARTNERSHIP — 2.4%

UNITED STATES— 2.4%
Oil & Gas — 2.4%
Enterprise Products Partners
(Cost $6,760,816)	209,209	7,165,408

TIME DEPOSIT — 0.2%
Brown Brothers Harriman, 0.030%, 05/01/15
(Cost $562,739)	$562,739	562,739

TOTAL INVESTMENTS — 100.0%
(Cost $290,965,472)		$302,409,979

Percentages are based on Net Assets of $302,380,274.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

Ser — Series

The following is a summary of the inputs used as of April 30, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$294,681,832	$—	$—	$294,681,832
Master Limited Partnership	7,165,408	—	—	7,165,408
Time Deposit	—	562,739	—	562,739
Total Investments in Securities	$301,847,240	$562,739	$—	$302,409,979

For the period ended April 30, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of April 30, 2015, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

32

Schedule of Investments	April 30, 2015 (Unaudited)

Global X Guru™ Activist Index ETF

Sector Weightings †:

 † Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 100.0%

CANADA— 6.2%
Basic Materials — 1.9%
Agrium	280	$29,016
Health Care — 2.2%
Valeant Pharmaceuticals International *	150	32,539
Industrials — 2.1%
Canadian Pacific Railway	160	30,492
TOTAL CANADA		92,047

IRELAND— 1.9%
Health Care — 1.9%
Actavis *	100	28,286

NETHERLANDS— 1.9%
Industrials — 1.9%
Koninklijke Philips	1,000	28,610

UNITED STATES— 90.0%
Basic Materials — 7.9%
Air Products & Chemicals	190	27,252
Dow Chemical	600	30,600
EI du Pont de Nemours	380	27,816
Platform Specialty Products *	1,200	32,328
		117,996
Consumer Goods — 6.1%
Mondelez International, Cl A	820	31,463
PepsiCo	300	28,536
Walgreens Boots Alliance	380	31,514
		91,513
Consumer Services — 15.9%
DIRECTV *	340	30,840

The accompanying notes are an integral part of the financial statements.

33

Schedule of Investments	April 30, 2015 (Unaudited)

Global X Guru™ Activist Index ETF

	Shares	Value
COMMON STOCK — continued

Consumer Services — continued
eBay *	520	$30,295
Family Dollar Stores	380	29,693
Hertz Global Holdings *	1,300	27,092
McDonald's	320	30,896
Scripps Networks Interactive, Cl A	400	27,944
Time Warner Cable	200	31,104
Twenty-First Century Fox, Cl B	880	29,348
		237,212
Energy — 4.5%
Baker Hughes	480	32,861
Halliburton	700	34,265
		67,126
Financials — 18.1%
Bank of New York Mellon	760	32,178
CBRE Group, Cl A *	860	32,972
FNF Group	800	28,792
Franklin Resources	560	28,874
Intercontinental Exchange	130	29,189
Legg Mason	520	27,378
Loews	720	29,981
McGraw Hill Financial	280	29,204
Moody's	300	32,257
		270,825
Health Care — 6.1%
Amgen	190	30,003
Hologic *	940	31,716
Zoetis, Cl A	660	29,317
		91,036
Industrials — 3.8%
FedEx	170	28,827
Ingersoll-Rand	440	28,970
		57,797
Oil & Gas — 11.9%
Anadarko Petroleum	350	32,935
Chesapeake Energy	1,520	23,970
CONSOL Energy	900	29,232
CVR Energy	720	28,829
Hess	400	30,760
Williams	620	31,738
		177,464
Technology — 13.6%
Adobe Systems *	380	28,903
Apple	220	27,533

The accompanying notes are an integral part of the financial statements.

34

Schedule of Investments	April 30, 2015 (Unaudited)

Global X Guru™ Activist Index ETF

	Shares	Value
COMMON STOCK — continued

Technology — continued
EMC	1,040	$27,986
Juniper Networks	1,240	32,773
Micron Technology *	960	27,005
Microsoft	680	33,075
Motorola Solutions	440	26,290
		203,565
Telecommunications — 2.1%
Level 3 Communications *	560	31,326
TOTAL UNITED STATES		1,345,860
TOTAL COMMON STOCK
(Cost $1,504,670)		1,494,803
TOTAL INVESTMENTS — 100.0%
(Cost $1,504,670)		$1,494,803

Percentages are based on Net Assets of $1,495,231.

*	Non-income producing security.

Cl — Class

As of April 30, 2015, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of April 30, 2015, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

35

Schedule of Investments	April 30, 2015 (Unaudited)

Global X Guru™ International Index ETF

Sector Weightings †:

 † Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.8%

ARGENTINA— 2.3%
Oil & Gas — 2.3%
YPF ADR	1,718	$52,468

BELGIUM— 1.9%
Consumer Goods — 1.9%
Anheuser-Busch InBev ADR	366	43,934

BRAZIL— 5.8%
Financials — 4.2%
Banco Bradesco ADR	4,209	44,994
Banco Santander Brasil ADR	9,183	49,864
		94,858
Industrials — 1.6%
Embraer ADR	1,205	37,572
TOTAL BRAZIL		132,430

CANADA— 30.0%
Basic Materials — 11.9%
Agrium	417	43,214
Barrick Gold	3,505	45,635
Dominion Diamond	2,678	52,783
Potash Corp of Saskatchewan	1,222	39,886
Pretium Resources *	7,710	44,410
Teck Resources, Cl B	2,906	44,113
		270,041
Consumer Goods — 2.1%
Gildan Activewear, Cl A	1,520	48,199
Consumer Services — 4.0%
IMAX *	1,271	47,485
Restaurant Brands International	1,086	44,287
		91,772

The accompanying notes are an integral part of the financial statements.

36

Schedule of Investments	April 30, 2015 (Unaudited)

Global X Guru™ International Index ETF

	Shares	Value
COMMON STOCK — continued

Financials — 2.0%
Brookfield Asset Management, Cl A	832	$44,803
Industrials — 5.9%
Canadian National Railway	646	41,680
Canadian Pacific Railway	238	45,358
Progressive Waste Solutions	1,619	46,805
		133,843
Oil & Gas — 2.1%
TransCanada	1,018	47,256
Technology — 2.0%
BlackBerry *	4,475	45,466
TOTAL CANADA		681,380

CHINA— 8.7%
Consumer Services — 4.6%
Alibaba Group Holding ADR *	521	42,352
Ctrip.com International ADR *	962	61,260
		103,612
Technology — 4.1%
21Vianet Group ADR *	2,465	50,705
Baidu ADR *	216	43,261
		93,966
TOTAL CHINA		197,578

COLOMBIA— 2.1%
Financials — 2.1%
BanColombia ADR	1,046	47,352

FINLAND— 1.6%
Technology — 1.6%
Nokia ADR	5,598	36,835

FRANCE— 1.9%
Health Care — 1.9%
Flamel Technologies ADR *	3,090	42,889

GREECE— 1.5%
Industrials — 1.5%
DryShips *	46,104	32,734

HONG KONG— 1.5%
Consumer Services — 1.5%
Melco Crown Entertainment ADR	1,645	33,591

INDIA— 3.3%
Industrials — 1.6%
Tata Motors ADR	912	37,565
Technology — 1.7%
Infosys ADR	1,224	37,920

The accompanying notes are an integral part of the financial statements.

37

Schedule of Investments	April 30, 2015 (Unaudited)

Global X Guru™ International Index ETF

	Shares	Value
COMMON STOCK — continued

TOTAL INDIA		$75,485

IRELAND— 2.0%
Health Care — 2.0%
Shire ADR	190	46,267

ISRAEL— 6.5%
Health Care — 2.1%
Teva Pharmaceutical Industries ADR	796	48,094
Technology — 4.4%
RADWARE *	2,140	50,654
Tower Semiconductor *	3,301	48,162
		98,816
TOTAL ISRAEL		146,910

LUXEMBOURG— 2.1%
Financials — 2.1%
Altisource Portfolio Solutions *	1,947	47,215

MEXICO— 1.9%
Telecommunications — 1.9%
America Movil ADR, Ser L	2,077	43,388

NETHERLANDS— 6.0%
Industrials — 4.1%
AerCap Holdings *	1,019	47,567
Koninklijke Philips	1,528	43,716
		91,283
Oil & Gas — 1.9%
Royal Dutch Shell ADR, Cl A	687	43,576
TOTAL NETHERLANDS		134,859

NORWAY— 2.2%
Oil & Gas — 2.2%
Statoil ADR	2,390	50,740

PERU— 2.0%
Financials — 2.0%
Credicorp Ltd.	303	46,223

SINGAPORE— 2.1%
Technology — 2.1%
Avago Technologies, Cl A	403	47,103

SOUTH KOREA— 2.0%
Telecommunications — 2.0%
SK Telecom ADR	1,538	45,602

The accompanying notes are an integral part of the financial statements.

38

Schedule of Investments	April 30, 2015 (Unaudited)

Global X Guru™ International Index ETF

	Shares/Face Amount	Value
COMMON STOCK — continued

SWITZERLAND— 2.3%
Financials — 2.3%
UBS Group	2,561	$51,399

TAIWAN— 2.0%
Technology — 2.0%
Taiwan Semiconductor Manufacturing ADR	1,849	45,189

UNITED KINGDOM— 4.0%
Consumer Goods — 1.9%
Fiat Chrysler Automobiles *	2,915	42,996
Oil & Gas — 2.1%
BP ADR	1,097	47,347
TOTAL UNITED KINGDOM		90,343

UNITED STATES— 4.1%
Consumer Services — 4.1%
MakeMyTrip *	1,806	38,251
TAL Education Group ADR *	1,502	55,198
TOTAL UNITED STATES		93,449
TOTAL COMMON STOCK
(Cost $2,311,873)		2,265,363

TIME DEPOSIT — 0.1%
Brown Brothers Harriman, 0.030%, 05/01/15
(Cost $3,182)	$3,182	3,182
TOTAL INVESTMENTS — 99.9%
(Cost $2,315,055)		$2,268,545

Percentages are based on Net Assets of $2,270,470.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

Ltd. — Limited

Ser — Series

The following is a summary of the inputs used as of April 30, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,265,363	$—	$—	$2,265,363
Time Deposit	—	3,182	—	3,182
Total Investments in Securities	$2,265,363	$3,182	$—	$2,268,545

For the period ended April 30, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of April 30, 2015, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

39

Schedule of Investments	April 30, 2015 (Unaudited)

Global X Guru™ Small Cap Index ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 95.9%

AUSTRALIA— 0.9%
Basic Materials — 0.9%
Tronox, Cl A	908	$19,022

CANADA— 2.1%
Basic Materials — 1.0%
Pretium Resources *	3,572	20,575
Consumer Services — 1.1%
IMAX *	589	22,005
TOTAL CANADA		42,580

FRANCE— 1.0%
Health Care — 1.0%
Flamel Technologies ADR *	1,431	19,862

GREECE— 0.7%
Industrials — 0.7%
DryShips *	21,360	15,166

IRELAND— 1.5%
Health Care — 1.5%
Horizon Pharma *	1,130	31,776

ISRAEL— 1.1%
Technology — 1.1%
RADWARE *	1,008	23,859

JERSEY— 1.1%
Oil & Gas — 1.1%
DHT Holdings	2,883	23,064

The accompanying notes are an integral part of the financial statements.

40

Schedule of Investments	April 30, 2015 (Unaudited)

Global X Guru™ Small Cap Index ETF

	Shares	Value
COMMON STOCK — continued

LUXEMBOURG— 1.1%
Financials — 1.1%
Altisource Portfolio Solutions *	902	$21,873

PERU— 1.1%
Basic Materials — 1.1%
Cia de Minas Buenaventura ADR	2,013	22,505

UNITED STATES— 85.3%
Basic Materials — 2.7%
Flotek Industries *	1,216	17,377
Mercer International *	1,451	20,749
Resolute Forest Products *	1,109	17,101
		55,227
Consumer Discretionary — 0.9%
Liberty TripAdvisor Holdings, Cl A *	635	18,866
Consumer Goods — 14.9%
American Eagle Outfitters	1,418	22,560
Barnes & Noble *	849	18,593
Chico's FAS	1,163	19,608
Cooper-Standard Holding *	368	22,455
Darling Ingredients *	1,187	16,214
Dean Foods	1,266	20,573
Federal-Mogul Holdings *	1,405	18,125
FTD *	593	16,924
Lands' End *	593	17,423
Libbey	569	22,390
Lumber Liquidators Holdings *	308	8,467
Navistar International *	714	21,391
Outerwall	311	20,660
Ryland Group	466	19,209
SpartanNash	799	24,106
Take-Two Interactive Software *	785	18,604
		307,302
Consumer Services — 21.3%
Apollo Education Group, Cl A *	782	13,126
Ascena Retail Group *	1,590	23,834
Children's Place Retail Stores	367	22,262
DreamWorks Animation SKG, Cl A *	1,029	26,816
First Cash Financial Services *	428	20,690
Heartland Payment Systems	433	22,040
Houghton Mifflin Harcourt *	1,056	24,140
ITT Educational Services *	2,533	13,374
KB Home	1,488	21,561
Life Time Fitness *	357	25,525
MakeMyTrip *	837	17,728

The accompanying notes are an integral part of the financial statements.

41

Schedule of Investments	April 30, 2015 (Unaudited)

Global X Guru™ Small Cap Index ETF

	Shares	Value
COMMON STOCK — continued

Consumer Services — continued
Meritage Homes *	493	$21,086
Monro Muffler Brake	331	19,824
Noodles, Cl A *	1,107	22,162
Pinnacle Entertainment *	804	29,555
Rent-A-Center, Cl A	717	21,223
Republic Airways Holdings *	1,442	17,650
Scientific Games, Cl A *	1,522	19,284
Sears Hometown and Outlet Stores *	1,610	11,157
Sinclair Broadcast Group, Cl A	771	23,623
TAL Education Group ADR *	696	25,578
		442,238
Financials — 9.9%
Ambac Financial Group *	835	19,213
American National Insurance	198	19,812
Enstar Group *	153	21,732
HRG Group *	1,710	21,426
MBIA *	2,437	21,324
Nationstar Mortgage Holdings *	750	18,825
NMI Holdings, Cl A *	2,776	22,153
Primerica	391	18,072
St. Joe *	1,202	20,975
State National	2,285	21,799
		205,331
Health Care — 6.1%
Depomed *	1,046	24,330
Hill-Rom Holdings	438	21,874
Kindred Healthcare	1,104	25,337
Medicines *	735	18,823
Theravance	1,149	18,671
Vanda Pharmaceuticals *	1,831	16,754
		125,789
Industrials — 10.7%
American Railcar Industries	373	19,784
Dycom Industries *	551	25,335
EnPro Industries	318	20,355
GATX	330	17,952
Louisiana-Pacific *	1,203	18,334
MasTec *	1,014	18,191
Nortek *	266	22,509
Quad	926	19,946
Quanex Building Products	1,071	20,670
Terex	766	21,035
YRC Worldwide *	1,049	16,364
		220,475

The accompanying notes are an integral part of the financial statements.

42

Schedule of Investments	April 30, 2015 (Unaudited)

Global X Guru™ Small Cap Index ETF

	Shares/Face Amount	Value
COMMON STOCK — continued

Oil & Gas — 10.7%
Atwood Oceanics	609	$20,329
California Resources	2,965	27,574
Enbridge Energy Management	567	20,934
Exterran Holdings	662	24,540
MRC Global *	1,660	24,236
PBF Energy, Cl A	677	19,213
SandRidge Energy *	9,019	17,046
Scorpio Tankers	2,493	23,285
Stone Energy *	1,172	20,006
Viper Energy Partners	1,146	23,619
		220,782
Technology — 6.1%
Allscripts Healthcare Solutions *	1,631	21,692
Carbonite *	1,414	14,479
InterDigital	405	22,162
Mentor Graphics	827	19,790
NetScout Systems *	535	21,989
Universal Display *	582	25,649
		125,761
Telecommunications — 2.0%
Intelsat *	1,587	19,980
Leap Wireless *(A) (B)	856	1,819
VASCO Data Security International *	759	19,294
		41,093
TOTAL UNITED STATES		1,762,864
TOTAL COMMON STOCK
(Cost $2,065,448)		1,982,571

MASTER LIMITED PARTNERSHIPS — 4.1%

UNITED STATES— 4.1%
Oil & Gas — 4.1%
Crestwood Midstream Partners	1,499	23,789
Golar LNG Partners	754	22,024
NGL Energy Partners	668	19,546
Summit Midstream Partners	535	18,966
TOTAL MASTER LIMITED PARTNERSHIP
(Cost $92,479)		84,325

TIME DEPOSIT — 0.1%
Brown Brothers Harriman, 0.030%, 05/01/15
(Cost $2,148)	$2,148	2,148
TOTAL INVESTMENTS — 100.1%
(Cost $2,160,075)		$2,069,044

The accompanying notes are an integral part of the financial statements.

43

Schedule of Investments	April 30, 2015 (Unaudited)

Global X Guru™ Small Cap Index ETF

Percentages are based on Net Assets of $2,067,783.

*	Non-income producing security.
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such security as of April 30, 2015, was $1,819 and represents 0.09% of Net Assets.
(B)	Securities considered illiquid. The total value of such securities as of April 30, 2015 was 1,819 and represented 0.1% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the inputs used as of April 30, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(a)	Total
Common Stock	$1,980,752	$—	$1,819	$1,982,571
Master Limited Partnerships	84,325	—	—	84,325
Time Deposit	—	2,148	—	2,148
Total Investments in Securities	$2,065,077	$2,148	$1,819	$2,069,044

(a)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended April 30, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

44

Schedule of Investments	April 30, 2015 (Unaudited)

Global X GF China Bond ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Face Amount(1)	Value
CORPORATE OBLIGATIONS — 97.2%

CHINA — 97.2%
Basic Materials — 3.3%
Wuhan Iron & Steel Group MTN
4.990%, 08/08/16	10,000,000	$1,621,174
Consumer Services — 3.3%
Overseas Chinese Town Enterprises MTN
5.400%, 08/08/17	10,000,000	1,639,829
Energy — 6.7%
China Three Gorges MTN
4.440%, 04/17/18	10,000,000	1,620,165
Shenhua Group MTN
5.150%, 06/13/19	10,000,000	1,657,701
		3,277,866
Energy Equipment & Services — 3.3%
China Energy Conservation & Environmental Protection Group MTN
5.210%, 11/28/16	10,000,000	1,635,729
Financials — 30.3%
Agricultural Development Bank of China
4.950%, 07/16/19	10,000,000	1,672,335
China Development Bank
4.830%, 09/19/19	30,000,000	4,976,402
4.690%, 08/07/17	10,000,000	1,640,233
3.750%, 07/09/17	30,000,000	4,845,618
China Merchants Group MTN
5.400%, 08/18/21	10,000,000	1,674,065
		14,808,653
Government — 26.9%
China Government Bond
4.000%, 09/11/17	40,000,000	6,585,516
3.530%, 10/30/19	30,000,000	4,889,036

The accompanying notes are an integral part of the financial statements.

45

Schedule of Investments	April 30, 2015 (Unaudited)

Global X GF China Bond ETF

	Face Amount(1)	Value
CORPORATE OBLIGATIONS — continued

Government — continued
Export-Import Bank of China
4.691%, 08/05/17	10,000,000	$1,640,912
		13,115,464
Industrials — 9.9%
China North Industries Group
4.480%, 05/24/17	10,000,000	1,617,324
China Shipbuilding Industry MTN
5.350%, 05/12/17	10,000,000	1,638,267
China State Shipbuilding MTN
4.800%, 07/18/19	10,000,000	1,618,866
		4,874,457
Technology — 3.4%
China Electronics MTN
5.400%, 06/13/19	10,000,000	1,651,403
Utilities — 10.1%
China Huaneng Group MTN
5.750%, 03/14/19	10,000,000	1,685,160
China Power Investment MTN
5.260%, 05/07/17	10,000,000	1,640,703
State Grid Corp of China MTN
4.840%, 06/11/17	10,000,000	1,630,638
		4,956,501
TOTAL CORPORATE OBLIGATIONS
(Cost $48,083,805)		47,581,076
TOTAL INVESTMENTS — 97.2%
(Cost $48,083,805)		$47,581,076

Percentages are based on Net Assets of $48,941,064.

(1)	In local currency.

MTN — Medium Term Note

The following is a summary of the inputs used as of April 30, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$47,581,076	$—	$47,581,076
Total Investments in Securities	$—	$47,581,076	$—	$47,581,076

For the period ended April 30, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of April 30, 2015, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

46

Statements of Assets And Liabilities
APRIL 30, 2015(Unaudited)

	Global X SuperDividend® ETF	Global X SuperDividend® U.S. ETF	Global X SuperDividend® Emerging Markets ETF	Global X SuperDividend® REIT ETF	Global X SuperIncome™ Preferred ETF
Assets:
Cost of Investments	$1,045,030,927	$285,033,324	$3,095,957	$2,305,390	$287,824,689
Cost of Repurchase Agreement	90,695,736	4,108,681	—	—	7,872,200
Cost of Foreign Currency	—	—	1,365	728	—
Investments, at Value	$1,084,940,576 *	$290,558,315 *	$3,632,977	$2,272,315	$288,246,775	*
Repurchase Agreement, at Value	90,695,736	4,108,681	—	—	7,872,200
Foreign Currency, at Value	279,808	—	1,350	738	—
Cash	—	7,260,904 (1)	11,422	9,112	28,860
Receivable for Investment Securities Sold	8,591,521	2,862,441	—	—	—
Dividend and Interest Receivable	4,477,716	448,019	20,695	4,780	617,532
Reclaim Receivable	378,864	4,526	—	—	—
Unrealized Appreciation on Spot Contracts	5,581	—	2	2	—
Receivable for Capital Shares Sold	—	1,444,129	—	—	—
Total Assets	1,189,369,802	306,687,015	3,666,446	2,286,947	296,765,367
Liabilities:
Obligation to Return Securities Lending Collateral	90,695,736	11,369,585	—	—	7,872,200
Payable for Investment Securities Purchased	18,634,909	1,441,613	—	—	—
Payable due to Investment Adviser	505,317	107,612	1,822	1,112	134,276
Cash Overdraft	8,345	948	—	—	—
Unrealized Depreciation on Spot Contracts	1,309	—	1	—	—
Payable for Capital Shares Redeemed	—	2,869,486	—	—	—
Total Liabilities	109,845,616	15,789,244	1,823	1,112	8,006,476
Net Assets	$1,079,524,186	$290,897,771	$3,664,623	$2,285,835	$288,758,891
Net Assets Consist of:
Paid-in Capital	$1,062,630,296	$290,962,219	$3,097,256	$2,287,916	$292,375,386
Undistributed (Distributions in Excess of) Net Investment Income	(7,882,528)	(268,132)	27,703	27,594	778,168
Accumulated Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(15,169,058)	(5,321,307)	2,579	3,393	(4,816,749)
Net Unrealized Appreciation (Depreciation) on Investments	39,909,649	5,524,991	537,020	(33,075)	422,086
Net Unrealized Appreciation on Foreign Currency Translations	35,827	—	65	7	—
Net Assets	$1,079,524,186	$290,897,771	$3,664,623	$2,285,835	$288,758,891
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	45,100,000	10,200,000	200,000	150,000	19,750,000
Net Asset Value, Offering and Redemption Price Per Share	$23.94	$28.52	$18.32	$15.24	$14.62
* Includes Market Value of Securities on Loan	$88,484,305	$11,105,280	$—	$—	$7,585,490

(1)	Cash is restricted, received from securities on loan (See Note 7 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

47

Statements of Assets And Liabilities
APRIL 30, 2015(Unaudited)

	Global X Social Media Index ETF	Global X | JPMorgan Efficiente Index ETF	Global X | JPMorgan US Sector Rotator Index ETF	Global X Permanent ETF	Global X Guru™ Index ETF
Assets:
Cost of Investments	$117,831,652	$26,281,238	$27,184,097	$10,401,889	$290,965,472
Cost of Repurchase Agreement	6,914,531	—	—	—	—
Cost of Foreign Currency	—	—	—	2	—
Investments, at Value	$109,291,600 *	$26,043,029	$27,121,099	$9,730,106	$302,409,979
Repurchase Agreement, at Value	6,914,531	—	—	—	—
Foreign Currency, at Value	—	—	—	2	—
Receivable for Investment Securities Sold	17,045,295	—	21,227,380	—	—
Dividend and Interest Receivable	108,145	—	—	43,658	159,701
Reclaim Receivable	—	—	—	220	—
Total Assets	133,359,571	26,043,029	48,348,479	9,773,986	302,569,680
Liabilities:
Payable for Investment Securities Purchased	16,591,776	—	21,202,692	—	—
Obligation to Return Securities Lending Collateral	6,914,531	—	—	—	—
Payable due to Investment Adviser	59,843	13,068	16,142	3,906	189,406
Cash Overdraft	4,100	4,703	—	850	—
Total Liabilities	23,570,250	17,771	21,218,834	4,756	189,406
Net Assets	$109,789,321	$26,025,258	$27,129,645	$9,769,230	$302,380,274
Net Assets Consist of:
Paid-in Capital	$122,996,135	$26,228,265	$28,381,480	$10,713,715	$284,980,396
Undistributed Net Investment Income	51,381	58,027	66,704	32,607	469,712
Accumulated Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(4,717,828)	(22,825)	(1,255,541)	(305,318)	5,485,659
Net Unrealized Appreciation (Depreciation) on Investments	(8,540,052)	(238,209)	(62,998)	(671,783)	11,444,507
Net Unrealized Appreciation (Depreciation) on Foreign Currency Translations	(315)	—	—	9	—
Net Assets	$109,789,321	$26,025,258	$27,129,645	$9,769,230	$302,380,274
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	5,400,000	1,000,000	1,100,000	400,000	11,350,000
Net Asset Value, Offering and Redemption Price Per Share	$20.33	$26.03	$24.66	$24.42	$26.64
*Includes Market Value of Securities on Loan	$6,583,622	$—	$—	$—	$—

The accompanying notes are an integral part of the financial statements.

48

Statements of Assets And Liabilities
APRIL 30, 2015(Unaudited)

	Global X Guru™ Activist Index ETF	Global X Guru™ International Index ETF	Global X Guru™ Small Cap Index ETF	Global X GF China Bond ETF
Assets:
Cost of Investments	$1,504,670	$2,315,055	$2,160,075	$48,083,805
Cost of Foreign Currency	—	—	—	15,806
Investments, at Value	$1,494,803	$2,268,545	$2,069,044	$47,581,076
Foreign Currency, at Value	—	—	—	15,803
Cash	—	34	—	—
Receivable for Capital Shares Sold	1,505,000	—	—	—
Dividend and Interest Receivable	129	2,884	—	1,462,596
Reclaim Receivable	—	408	36	—
Total Assets	2,999,932	2,271,871	2,069,080	49,059,475
Liabilities:
Payable for Investment Securities Purchased	1,504,670	—	—	—
Payable due to Investment Adviser	31	1,401	1,297	24,076
Cash Overdraft	—	—	—	94,335
Total Liabilities	1,504,701	1,401	1,297	118,411
Net Assets	$1,495,231	$2,270,470	$2,067,783	$48,941,064
Net Assets Consist of:
Paid-in Capital	$1,505,000	$2,334,438	$2,251,332	$49,389,420
Undistributed Net Investment Income	98	1,018	1,095	132,635
Accumulated Net Realized Loss on Investments and Foreign Currency Transactions	—	(18,476)	(93,613)	(71,208)
Net Unrealized Depreciation on Investments	(9,867)	(46,510)	(91,031)	(502,729)
Net Unrealized Depreciation on Foreign Currency Translations	—	—	—	(7,054)
Net Assets	$1,495,231	$2,270,470	$2,067,783	$48,941,064
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	100,000	150,000	150,000	1,300,000
Net Asset Value, Offering and Redemption Price Per Share	$14.95	$15.14	$13.79	$37.65

The accompanying notes are an integral part of the financial statements.

49

Statements of Operations
For the period ended April 30, 2015 (Unaudited)

	Global X SuperDividend® ETF		Global X SuperDividend® U.S. ETF		Global X SuperDividend® Emerging Markets ETF(1)	Global X SuperDividend® REIT ETF(1)	Global X SuperIncome™ Preferred ETF
Investment Income:
Dividend Income	$30,332,626		$9,005,096		$31,517	$29,497	$8,353,590
Interest Income	490		162		—	—	125
Security Lending Income	244,978		173,234		—	—	32,079
Less: Foreign Taxes Withheld	(1,420,311)		(25,716)		(1,543)	(385)	—
Total Investment Income	29,157,783		9,152,776		29,974	29,112	8,385,794
Supervision and Administration Fees(2)	2,958,322		663,043		2,271	1,518	655,070
Income Tax(4)	–		–		–	–	3,118
Total Expenses	2,958,322		663,043		2,271	1,518	658,188
Net Investment Income	26,199,461		8,489,733		27,703	27,594	7,727,606
Net Realized Gain (Loss) on:
Investments	(12,586,061	)(3)	(5,394,980	)(3)	–	3,373	(2,449,835	)(3)
Foreign Currency Transactions	(802,037)		—		2,579	20	—
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(13,388,098)		(5,394,980)		2,579	3,393	(2,449,835)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	7,668,380		(5,556,127)		537,020	(33,075)	816,255
Foreign Currency Translations	62,217		—		65	7	—
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	7,730,597		(5,556,127)		537,085	(33,068)	816,255
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions and Translations	(5,657,501)		(10,951,107)		539,664	(29,675)	(1,633,580)
Net Increase (Decrease) in Net Assets Resulting from Operations	$20,541,960		$(2,461,374)		$567,367	$(2,081)	$6,094,026

(1)	The Fund commenced operations on March 16, 2015.
(2)	The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)
(4)	See Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

50

Statements of Operations
For the period ended April 30, 2015 (Unaudited)

	Global X Social Media Index ETF		Global X | JPMorgan Efficiente Index ETF	Global X | JPMorgan US Sector Rotator Index ETF		Global X Permanent ETF		Global X Guru™ Index ETF
Investment Income:
Dividend Income	$228,201		$110,897	$157,267		$30,099		$2,221,541
Interest Income	20		2	6		41,202		122
Security Lending Income	267,623		—	—		—		39,518
Less: Foreign Taxes Withheld	(25,964)		—	—		(376)		(3,343)
Total Investment Income	469,880		110,899	157,273		70,925		2,257,838
Supervision and Administration Fees(1)	357,341		36,536	58,064		23,254		1,387,949
Total Expenses	357,341		36,536	58,064		23,254		1,387,949
Net Investment Income	112,539		74,363	99,209		47,671		869,889
Net Realized Gain (Loss) on:
Investments	2,628,516	(2)	(22,825)	(1,255,541	)(2)	109,032	(2)	13,077,733 (2)
Foreign Currency Transactions	186,506		—	—		—		—
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	2,815,022		(22,825)	(1,255,541)		109,032		13,077,733
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	2,266,306		(292,672)	(98,250)		87,630		(6,988,803)
Foreign Currency Translations	566		—	—		9		—
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	2,266,872		(292,672)	(98,250)		87,639		(6,988,803)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions and Translations	5,081,894		(315,497)	(1,353,791)		196,671		6,088,930
Net Increase (Decrease) in Net Assets Resulting from Operations	$5,194,433		$(241,134)	$(1,254,582)		$244,342		$6,958,819

(1)	The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

51

Statements of Operations

For the period ended April 30, 2015 (Unaudited)

	Global X Guru™ Activist Index ETF(1)	Global X Guru™ International Index ETF	Global X Guru™ Small Cap Index ETF	Global X GF China Bond ETF(2)
Investment Income:
Dividend Income	$129	$17,441	$8,754	$—
Interest Income	—	—	—	849,222
Less: Foreign Taxes Withheld	—	(2,251)	—	—
Total Investment Income	129	15,190	8,754	849,222
Supervision and Administration Fees(3)	31	8,278	7,659	103,387
Custodian Fees	—	—	—	21,539
Total Expenses	31	8,278	7,659	124,926
Waiver of Supervision and Administration Fees	–	—	—	(17,231)
Net Expenses	31	8,278	7,659	107,695
Net Investment Income	98	6,912	1,095	741,527
Net Realized Gain (Loss) on:
Investments	—	11,681	(78,946)	(53,491)
Foreign Currency Transactions	—	—	—	(17,717)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	—	11,681	(78,946)	(71,208)
Net Change in Unrealized Depreciation on:
Investments	(9,867)	(75,177)	(8,965)	(502,729)
Foreign Currency Translations	—	—	—	(7,054)
Net Change in Unrealized Depreciation on Investments and Foreign Currency Translations	(9,867)	(75,177)	(8,965)	(509,783)
Net Realized and Unrealized Loss on Investments and Foreign Currency Transactions and Translations	(9,867)	(63,496)	(87,911)	(580,991)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(9,769)	$(56,584)	$(86,816)	$160,536

(1)	The Fund commenced operations on April 28, 2015.
(2)	The Fund commenced operations on November 18, 2014.
(3)	The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

52

Statements of Changes in Net Assets

	Global X SuperDividend® ETF		Global X SuperDividend® U.S. ETF
	Period Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014 (Audited)	Period Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014 (Audited)
Operations:
Net Investment Income	$26,199,461	$53,950,753	$8,489,733	$6,886,974
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	(13,388,098)	28,755,720	(5,394,980)	2,818,231
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	7,730,597	(20,389,996)	(5,556,127)	9,558,716
Net Increase (Decrease) in Net Assets Resulting from Operations	20,541,960	62,316,477	(2,461,374)	19,263,921
Dividends and Distributions from:
Net Investment Income	(31,456,197)	(55,528,000)	(8,757,865)	(5,177,061)
Net Realized Gains	(1,980,385)	—	—	(617,714)
Total Dividends and Distributions	(33,436,582)	(55,528,000)	(8,757,865)	(5,794,775)
Capital Share Transactions:
Issued	66,306,190	304,468,290	64,337,982	227,401,148
Redeemed	(11,463,429)	(48,918,715)	(38,935,606)	(16,035,000)
Increase in Net Assets from Capital Share Transactions	54,842,761	255,549,575	25,402,376	211,366,148
Total Increase in Net Assets	41,948,139	262,338,052	14,183,137	224,835,294
Net Assets:
Beginning of Period	1,037,576,047	775,237,995	276,714,634	51,879,340
End of Period	$1,079,524,186	$1,037,576,047	$290,897,771	$276,714,634
Distributions in Excess of Net Investment Income	$(7,882,528)	$(2,625,792)	$(268,132)	$—
Share Transactions:
Issued	2,800,000	12,250,000	2,200,000	7,950,000
Redeemed	(500,000)	(2,100,000)	(1,350,000)	(600,000)
Net Increase in Shares Outstanding from Share Transactions	2,300,000	10,150,000	850,000	7,350,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

53

Statements of Changes in Net Assets

	Global X SuperDividend® Emerging Markets ETF	Global X SuperDividend® REIT ETF	Global X SuperIncome™ Preferred ETF
	Period Ended April 30, 2015(1) (Unaudited)	Period Ended April 30, 2015(1) (Unaudited)	Period Ended April 30, 2015 (Unaudited)		Year Ended October 31, 2014 (Audited)
Operations:
Net Investment Income	$27,703	$27,594	$7,727,606		$6,891,089
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	2,579	3,393	(2,449,835	)(2)	(483,511	)(2)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	537,085	(33,068)	816,255		(826,411)
Net Increase (Decrease) in Net Assets Resulting from Operations	567,367	(2,081)	6,094,026		5,581,167
Dividends and Distributions from:
Net Investment Income	—	—	(7,263,864)		(6,808,392)
Total Dividends and Distributions	—	—	(7,263,864)		(6,808,392)
Capital Share Transactions:
Issued	3,097,256	2,287,916	134,324,796		117,538,007
Redeemed	—	—	(7,270,772)		(13,401,000)
Increase in Net Assets from Capital Share Transactions	3,097,256	2,287,916	127,054,024		104,137,007
Total Increase in Net Assets	3,664,623	2,285,835	125,884,186		102,909,782
Net Assets:
Beginning of Period	—	—	162,874,705		59,964,923
End of Period	$3,664,623	$2,285,835	$288,758,891		$162,874,705
Undistributed Net Investment Income	$27,703	$27,594	$778,168		$314,426
Share Transactions:
Issued	200,000	150,000	9,200,000		7,900,000
Redeemed	—	—	(500,000)		(900,000)
Net Increase in Shares Outstanding from Share Transactions	200,000	150,000	8,700,000		7,000,000

(1)	The Fund commenced operations on March 16, 2015.
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

54

Statements of Changes in Net Assets

	Global X Social Media Index ETF		Global X | JPMorgan Efficiente Index ETF
	Period Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014 (Audited)	Period Ended April 30, 2015 (Unaudited)	Period Ended October 31, 2014(1) (Audited)
Operations:
Net Investment Income (Loss)	$112,539	$(12,711)	$74,363	$(380)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	2,815,022 (2)	8,231,848 (2)	(22,825)	—
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	2,266,872	(13,398,596)	(292,672)	54,463
Net Increase (Decrease) in Net Assets Resulting from Operations	5,194,433	(5,179,459)	(241,134)	54,083
Dividends and Distributions from:
Net Investment Income	(57,330)	(1,764)	(15,956)	—
Total Dividends and Distributions	(57,330)	(1,764)	(15,956)	—
Capital Share Transactions:
Issued	44,416,815	104,020,692	23,733,265	2,495,000
Redeemed	(66,182,412)	(68,369,208)	—	—
Increase (Decrease) in Net Assets from Capital Share Transactions	(21,765,597)	35,651,484	23,733,265	2,495,000
Total Increase (Decrease) in Net Assets	(16,628,494)	30,470,261	23,476,175	2,549,083
Net Assets:
Beginning of Period	126,417,815	95,947,554	2,549,083	—
End of Period	$109,789,321	$126,417,815	$26,025,258	$2,549,083
Undistributed (Distributions in Excess of) Net Investment Income/Accumulated Net Investment Loss	$51,381	$(3,828)	$58,027	$(380)
Share Transactions:
Issued	2,350,000	5,100,000	900,000	100,000
Redeemed	(3,500,000)	(3,500,000)	—	—
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(1,150,000)	1,600,000	900,000	100,000

(1)	The Fund commenced operations on October 22, 2014.
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

55

Statements of Changes in Net Assets

	Global X | JPMorgan US Sector Rotator Index ETF			Global X Permanent ETF
	Period Ended April 30, 2015 (Unaudited)		Period Ended October 31, 2014(1) (Audited)	Period Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014 (Audited)
Operations:
Net Investment Income (Loss)	$99,209		$(381)	$47,671	$121,011
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(1,255,541	)(2)	3,446	109,032 (2)	(70,010	)(2)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(98,250)		35,252	87,639	196,407
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,254,582)		38,317	244,342	247,408
Dividends and Distributions from:
Net Investment Income	(32,505)		—	(105,609)	(217,743)
Net Realized Gains	(3,065)		—	—	(47,656)
Total Dividends and Distributions	(35,570)		—	(105,609)	(265,399)
Capital Share Transactions:
Issued	27,130,870		2,503,000	2,449,828	1,157,000
Redeemed	(1,252,390)		—	(1,258,291)	(7,176,640)
Increase (Decrease) in Net Assets from Capital Share Transactions	25,878,480		2,503,000	1,191,537	(6,019,640)
Total Increase (Decrease) in Net Assets	24,588,328		2,541,317	1,330,270	(6,037,631)
Net Assets:
Beginning of Period	2,541,317		—	8,438,960	14,476,591
End of Period	$27,129,645		$2,541,317	$9,769,230	$8,438,960
Undistributed Net Investment Income/Accumulated Net Investment Loss	$66,704		$(381)	$32,607	$90,545
Share Transactions:
Issued	1,050,000		100,000	100,000	50,000
Redeemed	(50,000)		—	(50,000)	(300,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	1,000,000		100,000	50,000	(250,000)

(1)	The Fund commenced operations on October 22, 2014.
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

56

Statements of Changes in Net Assets

	Global X Guru™ Index ETF		Global X Guru™ Activist Index ETF
	Period Ended April 30, 2015 (Unaudited)	Period Ended October 31, 2014 (Audited)	Period Ended April 30, 2015(1) (Unaudited)
Operations:
Net Investment Income	$869,889	$4,142,275	$98
Net Realized Gain on Investments and Foreign Currency Transactions	13,077,733 (2)	30,193,967 (2)	—
Net Change in Unrealized Depreciation on Investments and Foreign Currency Translations	(6,988,803)	(2,560,775)	(9,867)
Net Increase (Decrease) in Net Assets Resulting from Operations	6,958,819	31,775,467	(9,769)
Dividends and Distributions from:
Net Investment Income	(4,215,674)	(424,262)	—
Net Realized Gains	—	(50,655)	—
Total Dividends and Distributions	(4,215,674)	(474,917)	—
Capital Share Transactions:
Issued	11,909,462	568,526,986	1,505,000
Redeemed	(148,858,369)	(404,301,007)	—
Increase (Decrease) in Net Assets from Capital Share Transactions	(136,948,907)	164,225,979	1,505,000
Total Increase (Decrease) in Net Assets	(134,205,762)	195,526,529	1,495,231
Net Assets:
Beginning of Period	436,586,036	241,059,507	—
End of Period	$302,380,274	$436,586,036	$1,495,231
Undistributed Net Investment Income	$469,712	$3,815,497	$98
Share Transactions:
Issued	450,000	22,750,000	100,000
Redeemed	(5,700,000)	(16,200,000)	—
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(5,250,000)	6,550,000	100,000

(1)	The Fund commenced operations on April 28, 2015.
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

57

Statements of Changes in Net Assets

	Global X Guru™ International Index ETF		Global X Guru™ Small Cap Index ETF		Global X GF China Bond ETF
	Period Ended April 30, 2015 (Unaudited)	Period Ended October 31, 2014(1) (Audited)	Period Ended April 30, 2015 (Unaudited)	Period Ended October 31, 2014(1) (Audited)	Period Ended April 30, 2015(2) (Unaudited)
Operations:
Net Investment Income	$6,912	$10,465	$1,095	$760	$741,527
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	11,681	36,258	(78,946)	(17,095)	(71,208)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(75,177)	28,667	(8,965)	(82,066)	(509,783)
Net Increase (Decrease) in Net Assets Resulting from Operations	(56,584)	75,390	(86,816)	(98,401)	160,536
Dividends and Distributions from:
Net Investment Income	(16,359)	—	—	—	(608,892)
Total Dividends and Distributions	(16,359)	—	—	—	(608,892)
Capital Share Transactions:
Issued	—	3,080,523	—	2,253,000	49,389,420
Redeemed	—	(812,500)	—	—	—
Increase in Net Assets from Capital Share Transactions	—	2,268,023	—	2,253,000	49,389,420
Total Increase (Decrease) in Net Assets	(72,943)	2,343,413	(86,816)	2,154,599	48,941,064
Net Assets:
Beginning of Period	2,343,413	—	2,154,599	—	—
End of Period	$2,270,470	$2,343,413	$2,067,783	$2,154,599	$48,941,064
Undistributed Net Investment Income	$1,018	$10,465	$1,095	$—	$132,635
Share Transactions:
Issued	—	200,000	—	150,000	1,300,000
Redeemed	—	(50,000)	—	—	—
Net Increase in Shares Outstanding from Share Transactions	—	150,000	—	150,000	1,300,000

(1)	The Fund commenced operations on March 10, 2014.
(2)	The Fund commenced operations on November 18, 2014.

The accompanying notes are an integral part of the financial statements.

58

Financial Highlights

Selected Per Share Data & Ratios

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††
Global X SuperDividend® ETF
2015(Unaudited)	24.24	0.60	(0.13)	0.47	(0.72)	(0.05)	—	(0.77)	23.94	2.03	1,079,524	0.58	†	5.14	†	18.83
2014	23.74	1.40	0.56	1.96	(1.46)	—	—	(1.46)	24.24	8.41	1,037,576	0.58		5.71		33.63
2013	21.86	1.34	2.27	3.61	(1.73)	—	—	(1.73)	23.74	17.34	775,238	0.58		5.93		43.64
2012	21.76	1.62	0.09	1.71	(1.61)	—	—	(1.61)	21.86	8.34	162,828	0.58		7.53		34.03
2011(1)	24.70	0.64	(3.02)	(2.38)	(0.56)	—	—	(0.56)	21.76	(9.56)	29,372	0.58	†	7.22	†	4.58
Global X SuperDividend® U.S. ETF
2015(Unaudited)	29.60	0.83	(1.04)	(0.21)	(0.87)	—	—	(0.87)	28.52	(0.73)	290,898	0.45	†	5.77	†	34.21
2014	25.94	1.78	3.45	5.23	(1.41)	—	(0.16)	(1.57)	29.60	20.80	276,715	0.45		6.32		40.04
2013(2)	25.15	0.98	0.82	1.80	(0.91)	—	(0.10)	(1.01)	25.94	7.32	51,879	0.45	†	6.02	†	20.36
Global X SuperDividend® Emerging Markets ETF
2015(3)(Unaudited)	14.90	0.17	3.25	3.42	—	—	—	—	18.32	22.95	3,665	0.65	†	7.95	†	—
Global X SuperDividend® REIT ETF
2015(3)(Unaudited)	15.12	0.20	(0.08)	0.12	—	—	—	—	15.24	0.79	2,286	0.58	†	10.57	†	0.09
Global X SuperIncome™ Preferred ETF
2015(Unaudited)	14.74	0.50	(0.13)	0.37	(0.49)	—	—	(0.49)	14.62	2.57	288,759	0.58	†	6.84	†	17.75
2014	14.81	1.01	(0.02)	0.99	(1.06)	—	—	(1.06)	14.74	6.89	162,875	0.58		6.78		85.07
2013^	14.65	0.31	0.18	0.49	(0.33)	—	—	(0.33)	14.81	3.38	59,965	0.58	†	6.34	†	61.86
2013(4)	15.02	1.13	(0.47)	0.66	(1.02)	(0.01)	—	(1.03)	14.65	4.46	35,169	0.58	†	7.84	†	91.98
Global X Social Media Index ETF
2015(Unaudited)	19.30	0.02	1.02	1.04	(0.01)	—	—	(0.01)	20.33	5.39	109,789	0.65	†	0.20	†	16.16
2014	19.38	—	(0.08)	(0.08)	—	—	—	—	19.30	(0.41)	126,418	0.65		(0.01)		26.52
2013	12.83	—	6.66	6.66	(0.11)	—	—	(0.11)	19.38	52.34	95,948	0.65		(0.01)		55.96
2012(5)	14.93	0.12	(2.22)	(2.10)	—	—	—	—	12.83	(14.07)	13,471	0.65	†	0.88	†	91.78
Global X | JPMorgan Efficiente Index ETF
2015(Unaudited)	25.49	0.18	0.52 ^^	0.70	(0.16)	—	—	(0.16)	26.03	2.75	26,025	0.69	†	1.40	†	33.97
2014(6)	24.95	—	0.54	0.54	—	—	—	—	25.49	2.16	2,549	0.69	†	(0.69	)†	—

(1)	The Fund commenced operations on June 8, 2011.
(2)	The Fund commenced operations on March 11, 2013.
(3)	The Fund commenced operations on March 16, 2015.
(4)	The Fund commenced operations on July 16, 2012.
(5)	The Fund commenced operations on November 14, 2011.
(6)	The Fund commenced operations on October 22, 2014.
^	For the period July 1, 2013 to October 31, 2013. Effective July 1, 2013 the Global X Permanent ETF, Global X Guru™ Index ETF (formerly Global X Top Guru Holdings Index ETF) and Global X SuperIncome™ Preferred ETF each changed their fiscal year end to October 31 (See Note 1 in Notes to Financial Statements).
^^	The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.
*	Per share data calculated using average shares method.
**	Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

59

Financial Highlights

Selected Per Share Data & Ratios

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Expenses to Average Net Assets (excluding waiver) (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††
Global X | JPMorgan US Sector Rotator Index ETF
2015(Unaudited)	25.41	0.15	(0.78)	(0.63)	(0.11)	(0.01)	—	(0.12)	24.66	(2.51)	27,130	0.69	†	0.69	†	1.18	†	538.42
2014(1)	25.03	—	0.38	0.38	—	—	—	—	25.41	1.52	2,541	0.69	†	0.69	†	(0.69	)†	63.35
Global X Permanent ETF
2015(Unaudited)	24.11	0.12	0.42	0.54	(0.23)	—	—	(0.23)	24.42	2.26	9,769	0.48	†	0.48	†	0.98	†	6.90
2014	24.13	0.24	0.18	0.42	(0.36)	(0.08)	—	(0.44)	24.11	1.84	8,439	0.48		0.48		1.02		24.63
2013^	23.15	0.07	0.91	0.98	—	—	—	—	24.13	4.23	14,477	0.48	†	0.48	†	0.90	†	3.08
2013	24.77	0.25	(1.66)	(1.41)	(0.21)	—	—	(0.21)	23.15	(5.77)	15,048	0.48		0.48		0.98		44.44
2012(2)	25.04	0.09	(0.36)	(0.27)	—	—	—	—	24.77	(1.08)	14,859	0.48	†	0.48	†	0.92	†	14.89
Global X Guru™ Index ETF
2015(Unaudited)	26.30	0.06	0.56	0.62	(0.28)	—	—	(0.28)	26.64	2.35	302,380	0.75	†	0.75	†	0.47	†	80.46
2014	23.99	0.22	2.12	2.34	(0.03)	—	—	(0.03)	26.30	9.76	436,586	0.75		0.75		0.88		87.53
2013^	20.68	0.01	3.30	3.31	—	—	—	—	23.99	16.01	241,060	0.75	†	0.75	†	0.10	†	24.89
2013	15.83	0.17	5.66	5.83	(0.20)	(0.78)	—	(0.98)	20.68	38.08	52,740	0.75		0.75		0.85		77.25
2012(3)	14.96	0.02	0.85	0.87	—	—	—	—	15.83	5.82	5,539	0.75	†	0.75	†	1.90	†	1.90
Global X Guru™ Activist Index ETF
2015(4)(Unaudited)	15.05	0.01	(0.11)	(0.10)	—	—	—	—	14.95	(0.66)	1,495	0.75	†	0.75	†	2.39	†	—
Global X Guru™ International Index ETF
2015(Unaudited)	15.62	0.05	(0.42)	(0.37)	(0.11)	—	—	(0.11)	15.14	(2.34)	2,270	0.75	†	0.75	†	0.63	†	66.83
2014(5)	14.83	0.09	0.70	0.79	—	—	—	—	15.62	5.33	2,343	0.75	†	0.75	†	0.89	†	62.71
Global X Guru™ Small Cap Index ETF
2015(Unaudited)	14.36	0.01	(0.58)	(0.57)	—	—	—	—	13.79	(3.97)	2,068	0.75	†	0.75	†	0.11	†	78.91
2014(5)	15.01	0.01	(0.66)	(0.65)	—	—	—	—	14.36	(4.33)	2,155	0.75	†	0.75	†	0.06	†	78.42
Global X GF China Bond ETF
2015(6)(Unaudited)	76.00	0.88	(38.40)	(37.52)	(0.83)	—	—	(0.83)	37.65	0.33	48,941	0.50	†	0.58	†	3.42	†	6.96

(1)	The Fund commenced operations on October 22, 2014.
(2)	The Fund commenced operations on February 7, 2012.
(3)	The Fund commenced operations on June 4, 2012.
(4)	The Fund commenced operations on April 28, 2015.
(5)	The Fund commenced operations on March 10, 2014.
(6)	The Fund commenced operations on November 18, 2014.
^	For the period July 1, 2013 to October 31, 2013. Effective July 1, 2013 the Global X Permanent ETF, Global X Guru™ Index ETF (formerly Global X Top Guru Holdings Index ETF) and Global X SuperIncome™ Preferred ETF each changed their fiscal year end to October 31 (See Note 1 in Notes to Financial Statements).
*	Per share data calculated using average shares method.
**	Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

60

Notes to Financial Statements

April 30, 2015 (Unaudited)

1. ORGANIZATION

The Global X Funds (the "Trust") is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of April 30, 2015, the Trust had ninety-four portfolios, forty-five of which were operational. The financial statements herein and the related notes pertain to the Global X SuperDividend® ETF, Global X SuperDividend® U.S. ETF, Global X SuperDividend® Emerging Markets ETF, Global X SuperDividend® REIT ETF, Global X SuperIncome™ Preferred ETF, Global X Social Media Index ETF, Global X | JPMorgan Efficiente Index ETF, Global X | JPMorgan US Sector Rotator Index ETF, Global X Permanent ETF, Global X Guru™ Index ETF, Global X Guru™ Activist Index ETF, Global X Guru™ International Index ETF, Global X Guru™ Small Cap Index ETF and Global X GF China Bond ETF (each a “Fund”, collectively, the “Funds”). Each Fund is non-diversified.

The Global X SuperDividend® Emerging Markets ETF and Global X SuperDividend® REIT ETF commenced operations on March 16, 2015. The Global X Guru™ Activist Index ETF commenced operations on April 28, 2015. The Global X GF China Bond ETF commenced operations on November 18, 2014.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

USE OF ESTIMATES – The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.

MASTER LIMITED PARTNERSHIPS (“MLPs”) – Certain funds may invest in MLPs. MLPs are publicly traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. To qualify as a MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include natural resource-based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners: the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units.

Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive

61

Notes to Financial Statements (CONTINUED)

April 30, 2015 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

MASTER LIMITED PARTNERSHIPS (“MLPs”) (concluded)

quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. The exchange rates used by the Trust for valuation are captured as of the New York or London close each day. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or, trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value their securities if an event that may materially affect the value of the Funds’ securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the security's last close and the time that the Funds calculate their net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be

62

Notes to Financial Statements (CONTINUED)

April 30, 2015 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

SECURITY VALUATION (concluded)

Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Global X Management Company LLC (the “Adviser”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee. As of April 30, 2015, there was $1,819 of fair valued securities in the Global X Guru™ Small Cap Index ETF. There were no other securities priced using the Fair Value Procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost)

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments, and fair value of investments for which the Funds do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended April 30, 2015, there have been no significant changes to the Funds’ fair valuation methodologies.

The unobservable inputs used to determine fair value of Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

REPURCHASE AGREEMENTS — Securities pledged as collateral for repurchase agreements are held by Citibank, N.A. and are designated as being held on each Fund’s behalf by its custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can

63

Notes to Financial Statements (continued)

April 30, 2015 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

REPURCHASE AGREEMENTS (concluded)

require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest.

It is the Funds’ policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Funds are prevented from exercising their rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period. For financial statement purposes, the Funds record the securities lending collateral (included in Repurchase Agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Funds.

At April 30, 2015, the open repurchase agreements by counterparty which are subject to a MRA on a net payment basis are as follows:

		Fair Value of Non-cash	Cash Collateral
	Repurchase Agreements	Collateral Received	Received	Net Amount(1)
Global X SuperDividend® ETF
Barclays	$84,000,000	$84,000,000	$-	$-
Deutsche Bank	6,695,736	6,695,736	-	-
Global X SuperDividend® U.S. ETF
Deutsche Bank	4,108,681	4,108,681	-	-
Global X SuperIncome™ Preferred ETF
Deutsche Bank	7,872,200	7,872,200	-	-
Global X Social Media Index ETF
Deutsche Bank	6,914,531	6,914,531	-	-

(1)Net Amount represents the net amount receivable due from the counterparty in the event of default.

FEDERAL INCOME TAXES – It is each Fund’s intention to qualify, or continue to qualify, as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

During the period ended April 30, 2015, the Global X SuperIncomeTM Preferred ETF incurred federal excise tax in the amount of $3,118. No other provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provisions in the

64

Notes to Financial Statements (continued)

April 30, 2015 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

FEDERAL INCOME TAXES (concluded)

current period; however, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2015, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Funds distribute their net investment income on a pro rata basis. Any net realized capital gains are distributed annually. All distributions are recorded on the ex-dividend date.

INVESTMENTS IN REITs — With respect to the Funds, dividend income is recorded based on the income included in distributions received from real estate investment trust (“REIT”) investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of these estimated amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.

65

Notes to Financial Statements (continued)

April 30, 2015 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (concluded)

CREATION UNITS — The Funds issue and redeem shares (“Shares”) at Net Asset Value (“NAV”) and only in large blocks of Shares, (each block of Shares for a Fund is called a “Creation Unit” or multiples thereof). Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee per transaction to Brown Brothers Harriman & Co. (“BBH”), the Funds’ custodian, on the date of such redemption, regardless of the number of Creation Units redeemed that day.

If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged. The following table discloses Creation Unit breakdown:

		Creation	Value at April 30,
	Creation Unit Shares	Fee	2015	Redemption Fee
Global X SuperDividend® ETF	50,000	$3,800	$1,197,000	$3,800
Global X SuperDividend® U.S. ETF	50,000	750	1,426,000	750
Global X SuperDividend® Emerging Markets ETF	50,000	3,000	916,000	3,000
Global X SuperDividend® REIT ETF	50,000	750	762,000	750
Global X SuperIncomeTM Preferred ETF	50,000	500	731,000	500
Global X Social Media Index ETF	50,000	1,000	1,016,500	1,000
Global X | JPMorgan Efficiente Index ETF	50,000	500	1,301,500	500
Global X | JPMorgan US Sector Rotator Index ETF	50,000	500	1,233,000	500
Global X Permanent ETF	50,000	1,000	1,221,000	1,000
Global X GuruTM Index ETF	50,000	750	1,332,000	750
Global X GuruTM Activist Index ETF	50,000	750	747,500	750
Global X GuruTM International Index ETF	50,000	750	757,000	750
Global X GuruTM Small Cap Index ETF	50,000	750	689,500	750
Global X GF China Bond ETF	50,000	1,000	1,882,500	1,000

3. RELATED PARTY TRANSACTIONS

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board of Trustees, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides or causes to be furnished all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate Distribution Agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an "all-in" fee structure. For its service to the Funds, under the Supervision and Administration Agreement, each Fund pays a monthly fee to the Adviser at the annual rate (stated as a percentage of the average daily net assets of the Fund). In addition, the Funds bear other expenses, directly and indirectly, that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, acquired fund fees, and other transaction expenses, interest expenses and extraordinary expenses (such as litigation and indemnification expenses). In addition, the Global X GF China Bond ETF pays custodial fees that

66

Notes to Financial Statements (continued)

April 30, 2015 (Unaudited)

3. RELATED PARTY TRANSACTIONS (continued)

are not covered by the Supervision and Administration Agreement. Pursuant to an agreement with the Custodian, the Global X GF China Bond ETF may pay up to 0.10% in Custody Fees (in addition to the Supervision and Administration Fee).

Supervision and
Administration Fee
Global X SuperDividend® ETF	0.58%
Global X SuperDividend® U.S. ETF	0.45%
Global X SuperDividend® Emerging Markets ETF	0.65%
Global X SuperDividend® REIT ETF	0.58%
Global X SuperIncomeTM Preferred ETF	0.58%
Global X Social Media Index ETF	0.65%
Global X | JPMorgan Efficiente Index ETF	0.69%
Global X | JPMorgan US Sector Rotator Index ETF	0.69%
Global X Permanent ETF	0.48%
Global X GuruTM Index ETF	0.75%
Global X GuruTM Activist Index ETF	0.75%
Global X GuruTM International Index ETF	0.75%
Global X GuruTM Small Cap Index ETF	0.75%
Global X GF China Bond ETF *	0.48%

*Pursuant to an Expense Limitation Agreement, the Adviser has agreed to waive or reimburse fees and/or limit Fund expenses to the extent necessary to assure that the operating expenses of the Fund (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.50% of the Global X GF China Bond Fund’s average daily net assets per year until at least March 1, 2016.

GF International Investment Management Limited (“Sub-Adviser”), located at Suites 3503-3505, 35/F, Two International Finance Centre, 8 Finance Street, Central, Hong Kong serves as sub-adviser to the Global X GF China Bond ETF. The Sub-Adviser is responsible for the day-to-day investment management of the Global X GF China Bond ETF, subject to the oversight of the Adviser. For the services it provides to the Global X GF China Bond ET, the Adviser pays the Sub-Adviser a fee equal to 50% of the net profit the Adviser derives from its relationship with the Global X GF China Bond ETF. In addition, the investment sub-advisory agreement requires the Sub-Adviser to pay the Adviser a payment equal to 50% of any amount by which certain administrative and other operating expenses of the Sub-Adviser.

SEI Investments Global Funds Services (“SEIGFS”) serves as Sub-Administrator to the Funds. As Sub-Administrator, SEIGFS provides the Funds with the required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, the Sub-Administrator receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.

67

Notes to Financial Statements (continued)

April 30, 2015 (Unaudited)

3. RELATED PARTY TRANSACTIONS (concluded)

SEI Investments Distribution Co. (“SIDCO”) serves as each Fund’s underwriter and distributor of Shares pursuant to a Distribution Agreement. Under the Distribution Agreement, SIDCO, as agent, receives orders to create and redeem Shares in Creation Unit Aggregations and transmits such orders to the Trust’s custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund Shares. SIDCO bears the following costs and expenses relating to the distribution of Shares: (i) the costs of processing and maintaining records of creations of Creation Units; (ii) all costs of maintaining the records required of a registered broker/dealer; (iii) the expenses of maintaining its registration or qualification as a dealer or broker under Federal or state laws; (iv) filing fees; and (v) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. SIDCO receives no fee for its distribution services under the Distribution Agreement.

BBH, located at 40 Water Street, Boston, MA 02109, serves as Custodian and Transfer Agent of the Funds’ assets. As Custodian, BBH has agreed to (1) make receipts and disbursements of money on behalf of the Funds, (2) collect and receive all income and other payments and distributions on account of the Funds’ portfolio investments, (3) respond to correspondence from shareholders, security brokers and others relating to its duties; and (4) make periodic reports to the Funds concerning the Funds’ operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As Transfer Agent, BBH has agreed to (1) issue and redeem shares of each Fund, (2) make dividend and other distributions to shareholders of each Fund, (3) respond to correspondence by shareholders and others relating to its duties; (4) maintain shareholder accounts, and (5) make periodic reports to the Funds. As compensation for these services, the Transfer Agent receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees. As compensation for these services, the Custodian receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

4. INVESTMENT TRANSACTIONS

For the period ended April 30, 2015, the purchases and sales of investments in securities excluding in-kind transactions, long-term U.S. Government and short-term securities were:

		Sales and
	Purchases	Maturities
Global X SuperDividend® ETF	$193,932,709	$198,545,761
Global X SuperDividend® U.S. ETF	99,750,131	108,941,659
Global X SuperDividend® Emerging Markets ETF	927,125	-
Global X SuperDividend® REIT ETF	22,368	1,959
Global X SuperIncomeTM Preferred ETF	40,032,967	40,189,505
Global X Social Media Index ETF	18,573,079	18,233,259
Global X | JPMorgan Efficiente Index ETF	3,729,691	3,687,623
Global X | JPMorgan US Sector Rotator Index ETF	92,410,939	92,326,290
Global X Permanent ETF	964,741	506,317
Global X GuruTM Index ETF	296,795,972	299,950,479
Global X GuruTM Activist Index ETF	-	-
Global X GuruTM International Index ETF	1,492,319	1,507,931
Global X GuruTM Small Cap Index ETF	1,629,885	1,627,122
Global X GF China Bond ETF	51,542,101	3,303,312

68

Notes to Financial Statements (continued)

April 30, 2015 (Unaudited)

4. INVESTMENT TRANSACTIONS (concluded)

For the period ended April 30, 2015 the purchases and sales of long-term U.S. Government securities were:

		Sales and
	Purchases	Maturities
Global X Permanent ETF	$-	$119,965

For the period ended April 30, 2015 in-kind transactions associated with creations and redemptions were:

		Sales and
	Purchases	Maturities	Realized Gain
Global X SuperDividend® ETF	$63,595,216	$11,012,622	$1,729,867
Global X SuperDividend® U.S. ETF	64,230,242	29,000,926	4,060,229
Global X SuperDividend® Emerging Markets ETF	2,168,832	-	-
Global X SuperDividend® REIT ETF	2,284,982	-	-
Global X SuperIncomeTM Preferred ETF	134,142,324	7,270,021	301,428
Global X Social Media Index ETF	42,729,405	65,001,033	6,716,645
Global X | JPMorgan Efficiente Index ETF	23,753,014	-	-
Global X | JPMorgan US Sector Rotator Index ETF	27,082,883	1,252,675	3,637
Global X Permanent ETF	1,154,577	597,499	80,850
Global X GuruTM Index ETF	11,925,032	148,941,533	11,362,328
Global X GuruTM Activist Index ETF	1,504,670	-	-
Global X GuruTM International Index ETF	-	-	-
Global X GuruTM Small Cap Index ETF	-	-	-
Global X GF China Bond ETF	-	-	-

For the year or periods ended October 31, 2014 in-kind transactions associated with creations and redemptions were:

		Sales and
	Purchases	Maturities	Realized Gain
Global X SuperDividend® ETF	$291,318,883	$46,485,624	$6,877,254
Global X SuperDividend® U.S. ETF	226,952,335	15,011,076	3,725,106
Global X SuperIncomeTM Preferred ETF	117,436,325	13,616,202	873,051
Global X Social Media Index ETF	102,815,373	67,464,717	13,728,822
Global X | JPMorgan Efficiente Index ETF	2,494,440	-	-
Global X | JPMorgan US Sector Rotator Index ETF	2,502,135	-	-
Global X Permanent ETF	602,819	4,899,378	47,979
Global X GuruTM Index ETF	568,383,721	403,551,463	37,571,401
Global X GuruTM International Index ETF	3,080,436	734,683	66,415
Global X GuruTM Small Cap Index ETF	2,253,119	-	-

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

69

Notes to Financial Statements (continued)

April 30, 2015 (Unaudited)

5. TAX INFORMATION (continued)

The tax character of dividends and distributions declared during the years or periods ended October 31, 2014 and October 31, 2013 were as follows:

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals

Global X SuperDividend® ETF
2014	$55,528,000	$–	$–	$55,528,000
2013	35,106,732	–	–	35,106,732
Global X SuperDividend® U.S. ETF
2014	$5,177,061	$–	$617,714	$5,794,775
2013	1,333,281	–	145,569	1,478,850
Global X SuperIncome™ Preferred Index ETF
2014	$6,808,392	$–	$–	$6,808,392
2013*	978,675	–	–	978,675
2013**	802,997	–	–	802,997
Global X Social Media Index ETF
2014	$1,764	$–	$–	$1,764
2013	98,361	–	–	98,361
Global X Permanent ETF
2014	$217,578	$47,821	$–	$265,399
2013*	–	–	–	–
2013**	114,515	–	–	114,515
Global X Guru™ Index ETF
2014	$424,270	$50,647	$–	$474,917
2013*	–	–	–	–
2013**	98,030	–	–	98,030

*For the period from July 1, 2013 to October 31, 2013

**For the year or period ended June 30, 2013

As of October 31, 2014, the components of tax basis distributable earnings (accumulated losses) were as follows:

	Global X Funds
	Global X SuperDividend® ETF	Global X SuperDividend® U.S. ETF	Global X SuperIncome™ Preferred ETF	Global X Social Media Index ETF	Global X | JPMorgan Efficiente Index ETF
Undistributed Ordinary Income	$5,093,945	$–	$539,784	$19,487	$–
Undistributed Long-Term Capital Gain	1,980,361	–	–	–	–
Capital Loss Carryforwards	–	(1,452,981)	(1,398,794)	(4,661,406)	–
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	22,714,204	12,607,769	(1,362,284)	(13,702,001)	54,463
Late Year Loss Deferral *	–	–	–	–	(380)
Other Temporary Differences	2	3	(225,363)	3	–

Total Distributable Earnings	$29,788,512	$11,154,791	$(2,446,657)	$(18,343,917)	$54,083

70

Notes to Financial Statements (continued)

April 30, 2015 (Unaudited)

5. TAX INFORMATION (continued)

	Global X Funds
	Global X | JPMorgan US Sector Rotator Index ETF	Global X Permanent ETF	Global X Guru™ Index ETF	Global X Guru™ International Index ETF	Global X Guru™ Small Cap Index ETF
Undistributed Ordinary Income	$3,065	$90,544	$3,815,497	$10,466	$–
Undistributed Long-Term Capital Gain	–	–	–	–	–
Capital Loss Carryforwards	–	(404,180)	(6,256,459)	(16,419)	(16,000)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	35,252	(769,582)	17,097,695	14,929	(80,734)
Other Temporary Differences	–	–	–	(1)	1

Total Distributable Earnings	$38,317	$(1,083,218)	$14,656,733	$8,975	$(96,733)

*Deferred late-year losses represent ordinary losses realized on investment transactions from January 1, 2014 through

October 31, 2014.

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years are required to be used prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, preenactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

	Short-Term	Long-Term
Global X Funds	Loss	Loss	Total
Global X SuperDividend® U.S. ETF	$1,452,981	$-	$1,452,981
Global X SuperIncomeTM Preferred ETF	1,060,170	338,624	1,398,794
Global X Social Media Index ETF	4,444,314	217,092	4,661,406
Global X Permanent ETF	390,625	13,555	404,180
Global X GuruTM Index ETF	6,256,459	-	6,256,459
Global X GuruTM International Index ETF	16,419	-	16,419
Global X GuruTM Small Cap Index ETF	16,000	-	16,000

During the year ended October 31, 2014 the following funds utilized capital loss carryforwards to offset capital gains amounting to:

Global X Funds
Global X SuperDividend® ETF	$18,271,023

71

Notes to Financial Statements (continued)

April 30, 2015 (Unaudited)

5. TAX INFORMATION (concluded)

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at April 30, 2015 were as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X SuperDividend® ETF	$1,135,726,663	$105,562,772	$(65,653,123)	$39,909,649
Global X SuperDividend® U.S. ETF	289,142,005	14,393,863	(8,868,872)	5,524,991
Global X SuperDividend® Emerging Markets ETF	3,095,957	559,129	(22,109)	537,020
Global X SuperDividend® REIT ETF	2,305,390	27,237	(60,312)	(33,075)
Global X SuperIncome™ Preferred ETF	295,696,889	2,894,651	(2,472,565)	422,086
Global X Social Media Index ETF	124,746,183	9,437,530	(17,977,582)	(8,540,052)
Global X | JPMorgan Efficiente Index ETF	26,281,238	192,741	(430,950)	(238,209)
Global X | JPMorgan US Sector Rotator Index ETF	27,184,097	–	(62,998)	(62,998)
Global X Permanent ETF	10,401,889	480,305	(1,152,088)	(671,783)
Global X Guru™ Index ETF	290,965,472	21,205,160	(9,760,653)	11,444,507
Global X Guru™ Activist Index ETF	1,504,670	10,571	(20,438)	(9,867)
Global X Guru™ International Index ETF	2,315,055	165,889	(212,399)	(46,510)
Global X Guru™ Small Cap Index ETF	2,160,075	186,149	(277,180)	(91,031)
Global X GF China Bond ETF	48,083,805	10,596	(513,325)	(502,729)

6. CONCENTRATION OF RISKS

The Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The securities markets of emerging countries are less liquid and subject to greater price volatility, and have a smaller market capitalization, than those of U.S. securities markets. In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issuers or sectors. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as are issuers and securities markets in the U.S. In particular, the assets and profits appearing on the financial statements of emerging country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers. Substantially less information maybe publicly available about emerging country issuers than is available about issuers in the United States.

The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

The Funds (other than the Global X GF China Bond ETF) use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of an underlying index in approximately the same proportions as in the underlying index. The Funds (other than the Global X

72

Notes to Financial Statements (continued)

April 30, 2015 (Unaudited)

6. CONCENTRATION OF RISKS (concluded)

GF China Bond ETF) may utilize a representative sampling strategy with respect to their underlying indices when a replication strategy might be detrimental to their shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow their underlying indices, or, in certain instances, when securities in the underlying indices become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to the Funds but not the underlying indices).

Because of the practical difficulties and expense of purchasing all of the securities in the underlying index, the Global X GF China Bond ETF does not expect to purchase all of the securities in the underlying index. Instead, the Adviser will utilize a “sampling” methodology in seeking to achieve the Fund’s objective. As such, the Fund may purchase a subset of the bonds in the underlying index in an effort to hold a portfolio of bonds with generally the same risk and return characteristics of the underlying index.

7. LOANS OF PORTFOLIO SECURITIES

The Funds may lend portfolio securities having a market value up to one-third of the Funds’ total assets. Security loans made pursuant to a securities lending agreement are required at all times to be secured by collateral equal to at least 102% for U.S.-based securities and 105% for foreign-based securities. Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements or U.S. Treasury obligations and is recognized in the Schedule of Investments and Statement of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statement of Assets and Liabilities. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

As of April 30, 2015 the value of securities on loan was $88,484,305, $11,105,280, $7,585,490 and 6,583,622 for the Global X SuperDividend® ETF, Global X SuperDividend® U.S. ETF, Global SuperIncome™ Preferred ETF and Global X Social Media Index ETF, respectively and the value of securities purchased with the cash collateral held from securities on loan was $90,695,736, $4,108,681, $7,872,200 and $6,914,531 for the Global X SuperDividend® ETF, Global X SuperDividend® U.S. ETF, Global X SuperIncome™ Preferred ETF and Global X Social Media Index ETF, respectively.

73

Notes to Financial Statements (continued)

April 30, 2015 (Unaudited)

7. LOANS OF PORTFOLIO SECURITIES (concluded)

At April 30, 2015, the following Funds had securities on loan, by counterparty:

	Market Value	Cash Collateral
Global X SuperDividend® ETF
Barclays	$1,562,000	$1,650,000
BNP Prime Brokerage	40,433,436	42,824,347
Citigroup	865,224	892,125
Credit Suisse	3,649,950	3,915,825
Deutsche Bank	1,857,807	2,048,160
Goldman Sachs & Co.	1,068,265	1,147,900
JPMorgan	10,751,312	8,171,238
Merrill Lynch Pierce Fenner & Smith	3,335,000	3,500,000
Morgan Stanley	3,117,174	3,302,190
Nomura Securities	8,262,783	8,902,408
UBS Securities	13,581,353	14,341,543
Global X SuperDividend® U.S. ETF
Barclays	3,402,498	3,609,375
Deutsche Bank	28,566	29,700
JPMorgan	3,037,310	2,839,160
Merrill Lynch Pierce Fenner & Smith	3,166,824	3,325,950
Morgan Stanley	1,470,082	1,565,400
Global X SuperIncome™ Preferred ETF
Citigroup	25,030	25,750
JPMorgan	166,884	172,650
Merrill Lynch Pierce Fenner & Smith	240,975	246,500
Morgan Stanley	3,209,266	3,312,200
Wells Fargo Securities	3,943,335	4,115,100
Global X Social Media Index ETF
Barclays	1,556,244	1,649,400
Citigroup	667,212	675,325
Deutsche Bank	200,160	207,000
JPMorgan	1,165,072	1,216,200
Merrill Lynch Pierce Fenner & Smith	1,958,465	2,073,364
Morgan Stanley	236,872	244,199
Nomura Securities	799,598	849,044

74

Notes to Financial Statements (continued)

April 30, 2015 (Unaudited)

8. CONTRACTUAL OBLIGATIONS

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

9. SUBSEQUENT EVENTS

The Funds have been evaluated regarding the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosure or adjustments were required to the financial statements as the date the financial statements were issued, except as follows:

Subsequent to the April 30th period end, the following investment portfolios were added to the Trust.

Fund Name

Global X High Quality Dividend Yield Index ETF

Global X S&P 500® Catholic Values Custom Index ETF

Subsequent to the April 30th period end, the following investment portfolios of the Trust commenced operations.

Fund Name	Commenced Operations
Global X Scientific Beta US ETF	May 12, 2015
Global X Scientific Beta Europe ETF	May 12, 2015
Global X Scientific Beta Asia ex-Japan ETF	May 12, 2015
Global X Scientific Beta Japan ETF	May 12, 2015
Global X YieldCo Index ETF	May 27, 2015

75

Disclosure of Fund Expenses (Unaudited)

All Exchange Traded Funds (“ETF”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, commissions, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of their investment in a Fund.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from November 1, 2014 through April 30, 2015.

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Funds, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Funds had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

76

Disclosure of Fund Expenses (Unaudited) (concluded)

	Beginning Account Value 11/1/2014	Ending Account Value 4/30/2015	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X SuperDividend® ETF
Actual Fund Return	$1,000.00	$1,020.30	0.58%	$2 .91
Hypothetical 5% Return	1,000.00	1,021.92	0.58	2 .91
Global X SuperDividend® U.S. ETF
Actual Fund Return	$1,000.00	$992.70	0.45%	$2 .22
Hypothetical 5% Return	1,000.00	1,022.56	0.45	2 .26
Global X SuperDividend® Emerging Markets ETF
Actual Fund Return(2)	$1,000.00	$1,229.50	0.65%	$0 .89
Hypothetical 5% Return	1,000.00	1,021.57	0.65	3 .26
Global X SuperDividend® REIT ETF
Actual Fund Return(2)	$1,000.00	$1,007.90	0.58%	$0 .72
Hypothetical 5% Return	1,000.00	1,021.92	0.58	2 .91
Global X SuperIncome™ Preferred ETF
Actual Fund Return	$1,000.00	$1,025.70	0.58%	$2 .91
Hypothetical 5% Return	1,000.00	1,021.92	0.58	2 .91
Global X Social Media Index ETF
Actual Fund Return	$1,000.00	$1,053.90	0.65%	$3 .31
Hypothetical 5% Return	1,000.00	1,021.57	0.65	3 .26
Global X | JPMorgan Efficiente Index ETF
Actual Fund Return	$1,000.00	$1,027.50	0.69%	$3 .47
Hypothetical 5% Return	1,000.00	1,021.37	0.69	3 .46
Global X | JPMorgan US Sector Rotator Index ETF
Actual Fund Return	$1,000.00	$974.90	0.69%	$3 .38
Hypothetical 5% Return	1,000.00	1,021.37	0.69	3 .46
Global X Permanent ETF
Actual Fund Return	$1,000.00	$1,022.60	0.48%	$2 .41
Hypothetical 5% Return	1,000.00	1,022.41	0.48	2 .41
Global X Guru™ Index ETF
Actual Fund Return	$1,000.00	$1,023.50	0.75%	$3 .76
Hypothetical 5% Return	1,000.00	1,021.08	0.75	3 .76
Global X Guru™ Activist Index ETF
Actual Fund Return(3)	$1,000.00	$991.40	0.75%	$0 .06
Hypothetical 5% Return	1,000.00	1,021.08	0.75	3 .76
Global X Guru™ International Index ETF
Actual Fund Return	$1,000.00	$976.60	0.75%	$3 .68
Hypothetical 5% Return	1,000.00	1,021.08	0.75	3 .76
Global X Guru™ Small Cap Index ETF
Actual Fund Return	$1,000.00	$960.30	0.75%	$3 .65
Hypothetical 5% Return	1,000.00	1,021.08	0.75	3 .76
Global X GF China Bond ETF
Actual Fund Return(4)	$1,000.00	$1,003.30	0.50%	$2 .25
Hypothetical 5% Return	1,000.00	1,022.32	0.50	2 .51

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period.)
(2)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 45/365 (to reflect the period from inception to date.)
(3)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 3/365 (to reflect the period from inception to date.)
(4)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 164/365 (to reflect the period from inception to date.)

77

APPROVAL OF INVESTMENT ADVISORY AGREEMENT(Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended ("1940 Act"), requires that the board of trustees (the “Board”) of Global X Funds (the “Trust”), including a majority of those trustees who are not "interested persons," as defined in the 1940 Act ("Independent Trustees"), consider on an initial basis and periodically thereafter, at an in-person meeting called for such purpose, the terms of each fund’s investment advisory agreement and whether to approve entering into, or renewing, each such agreement.

At a quarterly Board meeting held on November 14, 2014, the Board (including the Trust’s Independent Trustees voting separately) considered and unanimously approved the continuation of (i) the Investment Advisory Agreement ("Renewal Investment Advisory Agreement") for each Fund covered by this Semi-Annual Report (other than the Global X SuperDividend Emerging Markets ETF) (each a "Renewal Fund") and (ii) the Supervision and Administration Agreement ("Renewal Supervision and Administration Agreement"), on behalf of each Renewal Fund, between the Trust and Global X Management Company ("Global X Management"). The Board (including the Trust’s Independent Trustee voting separately) also considered and unanimously approved the continuation of the Investment Sub-Advisory Agreement (“Renewal Subadvisory Agreement”) between Global X Management and GF International Investment Management Limited (“GFI”). The Renewal Investment Advisory Agreement, the Renewal Supervision and Administration Agreement and Renewal Subadvisory Agreement are collectively referred to herein as the "Renewal Agreements."

At the same meeting, the Board (including the Trust’s Independent Trustees voting separately) also initially considered and unanimously approved (i) the initial Investment Advisory Agreement (“Initial Investment Advisory Agreement”) for the Global X SuperDividend Emerging Markets ETF (the “New Fund”) and (ii) the Supervision and Administration Agreement (“Initial Supervision and Administration Agreement”), on behalf of the New Fund, between the Trust and Global X Management. The Initial Investment Advisory Agreement and the Initial Supervision and Administration Agreement are collectively referred to herein as the “New Fund Agreements.”

In advance of the Board meeting, the Board (including the Trust’s Independent Trustees) and the Independent Trustees’ independent legal counsel requested (in writing) information from Global X Management and GFI in connection with the Board’s consideration of the Renewal Agreements and the New Fund Agreements, and the Board received and reviewed written responses from Global X Management and GFI and supporting materials relating to those requests for information. In the course of their consideration of the Renewal Agreements and the New Fund Agreements, the Trust’s Independent Trustees were advised by their counsel and, in addition to meeting with management of Global X Management, they met separately in executive session with their counsel.

In determining to approve the New Fund Agreements for the New Fund and the continuation of the Renewal Agreements for each Renewal Fund, the Board considered a variety of factors, including but not limited to the factors discussed in greater detail below. After full consideration of the factors below, as well as other factors that were instructive in their consideration, the Board,

78

APPROVAL OF INVESTMENT ADVISORY AGREEMENT(unaudited)(continued)

including all of the Trust’s Independent Trustees voting separately, concluded that the New Fund Agreements and the Renewal Agreements were fair and reasonable and in the best interests of the New Fund and each Renewal Fund, respectively, and their respective shareholders.

In reaching this decision, the Board did not assign relative weights to the factors discussed below nor did the Board deem any one factor or group of factors to be determinative. Each member of the Board may have afforded different weight to the various factors.

NEW FUND AGREEMENTS

Nature, Extent and Quality of Services

With respect to this factor, the Board considered:

•	the terms of the New Fund Agreements and the range of services to be provided to the New Fund in accordance with the New Fund Agreements;

•	Global X Management’s key personnel and the portfolio managers who would provide investment advisory services to the New Fund;

•	Global X Management’s responsibilities under the New Fund Agreements, including, among other things, to (i) manage the investment operations of the New Fund and the composition of the New Fund’s assets, including the purchase, retention and disposition of its holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights relating to securities and assets held by the New Fund, (iv) select broker-dealers to execute portfolio transactions for the New Fund when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) for the shareholders of the New Fund, the periodic updating of the registration statement, prospectuses, statements of additional information, and other reports and documents for the New Fund that are required to be filed by the Trust with the Securities and Exchange Commission ("SEC") and other regulatory or governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including creation units) of the New Fund by shareholders and new investors;

•	the nature, extent and quality of the services (including advisory, administrative and compliance services) that have been provided by or made available to each Renewal Fund and that would be made available to the New Fund; and

•	the quality of Global X Management’s resources and personnel that would be made available to the New Fund, including Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

79

APPROVAL OF INVESTMENT ADVISORY AGREEMENT(unaudited)(continued)

Based on these considerations, the Board concluded that, in the exercise of its business judgment, the nature, extent and quality of the services to be provided to the New Fund by Global X Management were fair and reasonable.

Performance

The Board determined that, because the New Fund had not commenced operations, meaningful data relating to the investment performance of the New Fund was not available and, therefore, could not be a factor in approving the New Fund Agreements.

Cost of Services and Profitability

With respect to this factor, the Board considered:

•	Global X Management’s expected costs in providing investment management, supervisory, administrative and related services to the New Fund;

•	The unitary fee (including the proposed investment advisory fee) ("Management Fee") proposed to be borne by the New Fund under the New Fund Agreements for the various investment advisory, supervisory and administrative services that the New Fund requires under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by the New Fund); and

•	the expected profitability to Global X Management, if any, from all services to be provided to the New Fund, as well as all aspects of the relationship between Global X Management and the New Fund.

Based on these considerations, the Board concluded that, in the exercise of its business judgment, the Management Fee proposed to be paid by the New Fund to Global X Management, as well as the profits expected to be realized by Global X Management from its relationship with the New Fund, was reasonable and in the best interests of the New Fund and its shareholders.

Comparison of Fees and Services

With respect to this factor, the Board considered:

•	comparative information with respect to the proposed Management Fee to be paid to Global X Management by the New Fund. In connection with this consideration, Global X Management provided the Board with comparative expense data for the New Fund, including fees and expenses paid by unaffiliated comparable specialized and/or focused exchange-traded funds and/or other registered funds, as well as fees and expenses paid by other funds that are series of the Trust under the same unitary Management Fee structure;

•	the structure of the proposed unitary Management Fee (which includes as one component the proposed investment advisory fee for the New Fund) and the expected total expense

80

APPROVAL OF INVESTMENT ADVISORY AGREEMENT(unaudited)(continued)

ratio for the New Fund. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for the New Fund was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratio (i.e., the total fees) of the New Fund and that the proposed Management Fee for the New Fund was set at a competitive rate to make the New Fund viable in the marketplace; and

•	that Global X Management would be responsible for most ordinary expenses of the New Fund, including the costs of various third-party services required by the New Fund, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that the New Fund would bear other expenses not covered under the proposed unitary Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

Based on these considerations and comparisons regarding fees and services, the Board concluded that, in the exercise of its business judgment, it would be in the best interests of the New Fund and its shareholders to approve the New Fund Agreements.

Economies of Scale

With respect to this factor, the Board considered:

•	the extent to which economies of scale would be realized as the New Fund grows and whether the proposed unitary Management Fee for the New Fund reflects these economies of scale;

•	the significant investment of time, personnel and other resources that Global X Management intends to made in the New Fund in order to seek to assure that the New Fund is attractive to investors; and

•	that the proposed unitary Management Fee would provide a high level of certainty as to the total level of expenses for the New Fund and its shareholders.

Based on these considerations regarding economies of scale, the Board concluded that, in the exercise of its business judgment, it would be in the best interests of the New Fund and its shareholders to approve the New Fund Agreements.

Other Benefits

The Board also considered any other benefits that may be realized by Global X Management as a result of its relationships with the New Fund. As a result, the Board concluded that, in the exercise of its business judgment, all information it considered supported approval of the New Fund Agreements.

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APPROVAL OF INVESTMENT ADVISORY AGREEMENT(unaudited)(continued)

RENEWAL AGREEMENTS

Nature, Extent and Quality of Services

With respect to this factor, the Board considered:

•	the terms of the Renewal Agreements and the range of services that would continue to be provided to each Renewal Fund in accordance with the Renewal Agreements;

•	Global X Management’s and GFI’s key personnel and the portfolio managers who would continue to provide investment advisory, supervision and administrative services to each Renewal Fund, as applicable;

•	Global X Management’s responsibilities under the Renewal Agreements, including, among other things, to: (i) manage the investment operations of each Renewal Fund and the composition of each Renewal Fund’s assets, including the purchase, retention and disposition of its holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights relating to securities and assets held by each Renewal Fund, (iv) select broker-dealers to execute portfolio transactions for each Renewal Fund when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) for the shareholders of each Renewal Fund, the periodic updating of the registration statement, prospectuses, statements of additional information, and other reports and documents for each Renewal Fund that are required to be filed by the Trust with the SEC and other regulatory and governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including creation units) of each Renewal Fund by shareholders and new investors;

•	GFI’s responsibilities under the Renewal Subadvisory Agreements.

•	the nature, extent and quality of the services (including advisory, administrative and compliance services) that have been provided by Global X Management and GFI or made available to each Renewal Fund and the adequacy of Global X Management’s and GFI’s personnel resources that would continue to be made available to each Renewal Fund, as applicable; and

•	the quality of Global X Management’s and GFI’s resources and personnel that would be made available to each Renewal Fund, including Global X Management’s and GFI’s experience and the professional qualifications of Global X Management’s and GFI’s key personnel.

82

APPROVAL OF INVESTMENT ADVISORY AGREEMENT(unaudited)(continued)

Based on these considerations, the Board concluded that, in the exercise of its business judgment, the nature, extent and quality of the services provided to each Renewal Fund by Global X Management and GFI were fair and reasonable.

Performance

With respect to this factor, the Board considered the total return and investment performance of each Renewal Fund (other than the Global X SuperDividend REIT ETF, Global X | JPMorgan Efficiente Index ETF, Global X | JP Morgan US Sector Rotator Index ETF, Global X Guru Activist Index ETF and Global X GF China Bond ETF) relative to (i) the performance of unaffiliated comparable specialized and/or focused exchange-traded funds and/or other registered funds in the same industry classification as each of the Renewal Funds, which performance information is publicly available from such registered funds as well as other third party sources; and (ii) the performance of other comparable funds and pertinent indexes.

Based on these considerations and comparisons, the Board concluded that, in the exercise of its business judgment, the investment performance of each Renewal Fund (other than the Global X SuperDividend REIT ETF, Global X | JPMorgan Efficiente Index ETF, Global X | JP Morgan US Sector Rotator Index ETF, Global X Guru Activist Index ETF and Global X GF China Bond ETF) supported the Board’s approval of the continuation of the Renewal Agreements.

The Board determined that, because the Global X | JPMorgan Efficiente Index ETF and Global X | JP Morgan US Sector Rotator Index ETF commenced operations less than a month prior to the November 14, 2014 Board meeting, and because the Global X SuperDividend REIT ETF, Global X Guru Activist Index ETF and Global X GF China Bond ETF had not commenced operations, meaningful data related to their investment performance was not available and, therefore, could not be a factor in approving the Renewal Agreements for the Global X SuperDividend REIT ETF, Global X | JPMorgan Efficiente Index ETF, Global X | JP Morgan US Sector Rotator Index ETF, Global X Guru Activist Index ETF and Global X GF China Bond ETF.

Cost of Services and Profitability

The Board considered Global X Management’s costs in providing investment management and related services to each Renewal Fund. In this regard, the Board considered the management fee (“Management Fee”) that has been borne or expected to be borne by each Renewal Fund under the Renewal Agreements for the various investment advisory, supervisory and administrative services that each Renewal Fund requires under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by each Renewal Fund). The Board took notice of the fact that Global X Management paid GFI directly from its assets, and that the Global X GF China Bond ETF did not pay compensation directly to GFI.

In addition, the Board considered the current and expected profitability to Global X Management from all services provided or expected to be provided to the Renewal Funds, as well as all aspects

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APPROVAL OF INVESTMENT ADVISORY AGREEMENT(unaudited)(continued)

of Global X Management’s relationship with each of the Renewal Funds. In connection with these considerations, Global X Management provided the Board with financial information regarding its operations and services to the Renewal Funds and discussed with the Board its current and expected profitability with respect to the Renewal Funds.

Based on these considerations, the Board concluded that, in the exercise of its business judgment, the Management Fee paid by each Renewal Fund to Global X Management, as well as the profits anticipated to be realized by Global X Management from its relationship with each of the Renewal Funds, was reasonable and in the best interests of each Renewal Fund and its shareholders.

Comparison of Fees and Services

With respect to this factor, the Board considered:

•	comparative information with respect to the Management Fee paid to Global X Management by each of the Renewal Funds. In connection with this consideration, Global X Management provided the Board with comparative expense data for each of the Renewal Funds, including fees and expenses paid by unaffiliated comparable specialized and/or focused exchange-traded funds and/or other comparable registered funds, as well as fees and expenses paid by other funds that are series of the Trust under the same unified Management Fee structure;

•	the structure of the unitary Management Fee (which includes, as one component, the investment advisory fee for each Renewal Fund) and the current total expense ratios for each of the Renewal Funds. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for the Renewal Funds was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratio (i.e., the total fees) of each of the Renewal Funds and that the Management Fee for each Renewal Fund was set at a competitive rate to make each Renewal Fund viable in the marketplace; and

•	that Global X Management is responsible for most ordinary expenses of the Renewal Funds, including the costs of various third-party services required by the Renewal Funds, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that each Renewal Fund bears other expenses not covered under the unitary Management Fee, such as asset-based custody fees for certain of the Renewal Funds, taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

Based on these considerations and comparisons regarding fees and services, the Board concluded that, in the exercise of its business judgment, it would be in the best interests of each Renewal Fund and its shareholders to approve the Renewal Agreements.

84

APPROVAL OF INVESTMENT ADVISORY AGREEMENT(unaudited)(concluded)

Economies of Scale

With respect to this factor, the Board considered:

•	the extent to which economies of scale would be realized as the Renewal Funds grow and whether the unitary Management Fee for each Renewal Fund reflected these economies of scale;

•	the significant investment of time, personnel and other resources that Global X Management and GFI have made and intends to make in the Renewal Funds in order to seek to assure that the Renewal Funds are attractive to investors; and

•	that the unitary Management Fee provides a high level of certainty as to the total level of expenses for the Renewal Funds and their shareholders.

Based on these considerations regarding economies of scale, the Board concluded that, in the exercise of its business judgment, it would be in the best interests of each Renewal Fund and its shareholders to approve the continuation of the Renewal Agreements.

Other Benefits

The Board also considered any other benefits realized by Global X Management and GFI as a result of its relationships with each Renewal Fund. As a result, the Board concluded that, in the exercise of its business judgment, all information it considered supported approval of the continuation of the Renewal Agreements.

85

Supplemental Information (Unaudited)

Net asset value, or “NAV”, is the price per Share at which the Funds issue and redeem Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. The Funds’ Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of the Funds’ holdings. The Market Price of the Funds will fluctuate in accordance with changes in their NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated. A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.GlobalXFunds.com

86

NOTES

NOTES

623 Fifth Avenue, 15th floor

New York, NY 10022

1-888-GXFund-1

(1-888-493-8631)

www.globalxfunds.com

Investment Adviser and Administrator:

Global X Management Company LLC

623 Fifth Avenue, 15th floor

New York, NY 10022

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Sub-Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:

K&L Gates LLP

1601 K Street N.W.

Washington, DC 20007

Custodian and Transfer Agent:

Brown Brothers Harriman & Co.

40 Water Street

Boston, MA 02109

Independent Registered Public Accounting Firm:

Ernst & Young LLP

2005 Market Street

Suite 700

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-SA-003-0400

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes.

Item 11. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Items 12. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global X Funds

By (Signature and Title)*	/s/ Bruno del Ama
Bruno del Ama
President

Date: July 08, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruno del Ama
Bruno del Ama
President

Date: July 08, 2015

By (Signature and Title)*	/s/ Bruno del Ama
Bruno del Ama
Chief Financial Officer

Date: July 08, 2015

* Print the name and title of each signing officer under his or her signature.